UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 9/30

Date of reporting period: 3/31/2026

Item 1:	Report(s) to Shareholders.

Class A

HYMAX

Lord Abbett High Income Municipal Bond Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$4,355,247,183
# of Portfolio Holdings	603
Portfolio Turnover Rate	10%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A4.19%
  A-0.67%
  A+2.54%
  AA3.91%
  AA-1.94%
  AA+0.95%
  AAA0.84%
  B1.03%
  B-2.10%
  B+1.53%
  BB2.09%
  BB-0.64%
  BB+13.21%
  BBB4.81%
  BBB-9.95%
  BBB+1.61%
  CC0.12%
  CCC0.34%
  CCC-0.80%
  CCC+0.25%
  NR46.48%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1430-A

05/26

Class C

HYMCX

Lord Abbett High Income Municipal Bond Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$4,355,247,183
# of Portfolio Holdings	603
Portfolio Turnover Rate	10%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A4.19%
  A-0.67%
  A+2.54%
  AA3.91%
  AA-1.94%
  AA+0.95%
  AAA0.84%
  B1.03%
  B-2.10%
  B+1.53%
  BB2.09%
  BB-0.64%
  BB+13.21%
  BBB4.81%
  BBB-9.95%
  BBB+1.61%
  CC0.12%
  CCC0.34%
  CCC-0.80%
  CCC+0.25%
  NR46.48%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1432-C

05/26

Class F

HYMFX

Lord Abbett High Income Municipal Bond Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$39	0.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$4,355,247,183
# of Portfolio Holdings	603
Portfolio Turnover Rate	10%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A4.19%
  A-0.67%
  A+2.54%
  AA3.91%
  AA-1.94%
  AA+0.95%
  AAA0.84%
  B1.03%
  B-2.10%
  B+1.53%
  BB2.09%
  BB-0.64%
  BB+13.21%
  BBB4.81%
  BBB-9.95%
  BBB+1.61%
  CC0.12%
  CCC0.34%
  CCC-0.80%
  CCC+0.25%
  NR46.48%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1038-F

05/26

Class F3

HYMOX

Lord Abbett High Income Municipal Bond Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$4,355,247,183
# of Portfolio Holdings	603
Portfolio Turnover Rate	10%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A4.19%
  A-0.67%
  A+2.54%
  AA3.91%
  AA-1.94%
  AA+0.95%
  AAA0.84%
  B1.03%
  B-2.10%
  B+1.53%
  BB2.09%
  BB-0.64%
  BB+13.21%
  BBB4.81%
  BBB-9.95%
  BBB+1.61%
  CC0.12%
  CCC0.34%
  CCC-0.80%
  CCC+0.25%
  NR46.48%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8986-F3

05/26

Class I

HYMIX

Lord Abbett High Income Municipal Bond Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$4,355,247,183
# of Portfolio Holdings	603
Portfolio Turnover Rate	10%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A4.19%
  A-0.67%
  A+2.54%
  AA3.91%
  AA-1.94%
  AA+0.95%
  AAA0.84%
  B1.03%
  B-2.10%
  B+1.53%
  BB2.09%
  BB-0.64%
  BB+13.21%
  BBB4.81%
  BBB-9.95%
  BBB+1.61%
  CC0.12%
  CCC0.34%
  CCC-0.80%
  CCC+0.25%
  NR46.48%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1451-I

05/26

Class A

LCFIX

Lord Abbett California Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$705,308,053
# of Portfolio Holdings	290
Portfolio Turnover Rate	15%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A11.31%
  A-3.58%
  A+6.16%
  AA26.91%
  AA-20.43%
  AA+3.86%
  AAA1.70%
  B+0.06%
  BB0.91%
  BB+3.06%
  BBB3.91%
  BBB-4.56%
  BBB+6.00%
  CCC0.09%
  CCC+0.50%
  NR6.96%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2-A

05/26

Class C

CALAX

Lord Abbett California Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$73	1.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$705,308,053
# of Portfolio Holdings	290
Portfolio Turnover Rate	15%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A11.31%
  A-3.58%
  A+6.16%
  AA26.91%
  AA-20.43%
  AA+3.86%
  AAA1.70%
  B+0.06%
  BB0.91%
  BB+3.06%
  BBB3.91%
  BBB-4.56%
  BBB+6.00%
  CCC0.09%
  CCC+0.50%
  NR6.96%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-670-C

05/26

Class F

LCFFX

Lord Abbett California Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$36	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$705,308,053
# of Portfolio Holdings	290
Portfolio Turnover Rate	15%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A11.31%
  A-3.58%
  A+6.16%
  AA26.91%
  AA-20.43%
  AA+3.86%
  AAA1.70%
  B+0.06%
  BB0.91%
  BB+3.06%
  BBB3.91%
  BBB-4.56%
  BBB+6.00%
  CCC0.09%
  CCC+0.50%
  NR6.96%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1030-F

05/26

Class F3

LCFOX

Lord Abbett California Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$30	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$705,308,053
# of Portfolio Holdings	290
Portfolio Turnover Rate	15%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A11.31%
  A-3.58%
  A+6.16%
  AA26.91%
  AA-20.43%
  AA+3.86%
  AAA1.70%
  B+0.06%
  BB0.91%
  BB+3.06%
  BBB3.91%
  BBB-4.56%
  BBB+6.00%
  CCC0.09%
  CCC+0.50%
  NR6.96%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8985-F3

05/26

Class I

CAILX

Lord Abbett California Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$705,308,053
# of Portfolio Holdings	290
Portfolio Turnover Rate	15%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A11.31%
  A-3.58%
  A+6.16%
  AA26.91%
  AA-20.43%
  AA+3.86%
  AAA1.70%
  B+0.06%
  BB0.91%
  BB+3.06%
  BBB3.91%
  BBB-4.56%
  BBB+6.00%
  CCC0.09%
  CCC+0.50%
  NR6.96%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3325-I

05/26

Class A

LISAX

Lord Abbett Intermediate Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$5,463,859,080
# of Portfolio Holdings	924
Portfolio Turnover Rate	18%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A12.83%
  A-4.25%
  A+16.62%
  AA11.69%
  AA-8.42%
  AA+8.67%
  AAA6.92%
  B0.27%
  B-0.31%
  B+0.52%
  BB1.77%
  BB-0.28%
  BB+3.24%
  BBB5.82%
  BBB-4.93%
  BBB+5.09%
  CCC+0.18%
  NR8.19%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1409-A

05/26

Class C

LISCX

Lord Abbett Intermediate Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$67	1.33%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$5,463,859,080
# of Portfolio Holdings	924
Portfolio Turnover Rate	18%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A12.83%
  A-4.25%
  A+16.62%
  AA11.69%
  AA-8.42%
  AA+8.67%
  AAA6.92%
  B0.27%
  B-0.31%
  B+0.52%
  BB1.77%
  BB-0.28%
  BB+3.24%
  BBB5.82%
  BBB-4.93%
  BBB+5.09%
  CCC+0.18%
  NR8.19%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1411-C

05/26

Class F

LISFX

Lord Abbett Intermediate Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$5,463,859,080
# of Portfolio Holdings	924
Portfolio Turnover Rate	18%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A12.83%
  A-4.25%
  A+16.62%
  AA11.69%
  AA-8.42%
  AA+8.67%
  AAA6.92%
  B0.27%
  B-0.31%
  B+0.52%
  BB1.77%
  BB-0.28%
  BB+3.24%
  BBB5.82%
  BBB-4.93%
  BBB+5.09%
  CCC+0.18%
  NR8.19%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1039-F

05/26

Class F3

LOISX

Lord Abbett Intermediate Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$5,463,859,080
# of Portfolio Holdings	924
Portfolio Turnover Rate	18%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A12.83%
  A-4.25%
  A+16.62%
  AA11.69%
  AA-8.42%
  AA+8.67%
  AAA6.92%
  B0.27%
  B-0.31%
  B+0.52%
  BB1.77%
  BB-0.28%
  BB+3.24%
  BBB5.82%
  BBB-4.93%
  BBB+5.09%
  CCC+0.18%
  NR8.19%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8987-F3

05/26

Class I

LAIIX

Lord Abbett Intermediate Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.51%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$5,463,859,080
# of Portfolio Holdings	924
Portfolio Turnover Rate	18%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A12.83%
  A-4.25%
  A+16.62%
  AA11.69%
  AA-8.42%
  AA+8.67%
  AAA6.92%
  B0.27%
  B-0.31%
  B+0.52%
  BB1.77%
  BB-0.28%
  BB+3.24%
  BBB5.82%
  BBB-4.93%
  BBB+5.09%
  CCC+0.18%
  NR8.19%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3326-I

05/26

Class A

LANSX

Lord Abbett National Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$4,814,052,700
# of Portfolio Holdings	709
Portfolio Turnover Rate	17%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A12.57%
  A-3.04%
  A+12.27%
  AA14.98%
  AA-6.84%
  AA+8.40%
  AAA4.22%
  B0.07%
  B-0.62%
  B+0.27%
  BB1.14%
  BB-0.14%
  BB+3.92%
  BBB6.41%
  BBB-10.56%
  BBB+6.16%
  CCC+0.51%
  NR7.88%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-6-A

05/26

Class C

LTNSX

Lord Abbett National Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$72	1.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$4,814,052,700
# of Portfolio Holdings	709
Portfolio Turnover Rate	17%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A12.57%
  A-3.04%
  A+12.27%
  AA14.98%
  AA-6.84%
  AA+8.40%
  AAA4.22%
  B0.07%
  B-0.62%
  B+0.27%
  BB1.14%
  BB-0.14%
  BB+3.92%
  BBB6.41%
  BBB-10.56%
  BBB+6.16%
  CCC+0.51%
  NR7.88%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-669-C

05/26

Class F

LANFX

Lord Abbett National Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$36	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$4,814,052,700
# of Portfolio Holdings	709
Portfolio Turnover Rate	17%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A12.57%
  A-3.04%
  A+12.27%
  AA14.98%
  AA-6.84%
  AA+8.40%
  AAA4.22%
  B0.07%
  B-0.62%
  B+0.27%
  BB1.14%
  BB-0.14%
  BB+3.92%
  BBB6.41%
  BBB-10.56%
  BBB+6.16%
  CCC+0.51%
  NR7.88%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1034-F

05/26

Class F3

LONSX

Lord Abbett National Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$28	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$4,814,052,700
# of Portfolio Holdings	709
Portfolio Turnover Rate	17%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A12.57%
  A-3.04%
  A+12.27%
  AA14.98%
  AA-6.84%
  AA+8.40%
  AAA4.22%
  B0.07%
  B-0.62%
  B+0.27%
  BB1.14%
  BB-0.14%
  BB+3.92%
  BBB6.41%
  BBB-10.56%
  BBB+6.16%
  CCC+0.51%
  NR7.88%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8988-F3

05/26

Class I

LTNIX

Lord Abbett National Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$4,814,052,700
# of Portfolio Holdings	709
Portfolio Turnover Rate	17%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A12.57%
  A-3.04%
  A+12.27%
  AA14.98%
  AA-6.84%
  AA+8.40%
  AAA4.22%
  B0.07%
  B-0.62%
  B+0.27%
  BB1.14%
  BB-0.14%
  BB+3.92%
  BBB6.41%
  BBB-10.56%
  BBB+6.16%
  CCC+0.51%
  NR7.88%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1452-I

05/26

Class A

LANJX

Lord Abbett New Jersey Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$172,859,708
# of Portfolio Holdings	199
Portfolio Turnover Rate	3%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A7.30%
  A-3.57%
  A+24.97%
  AA13.89%
  AA-26.95%
  AA+0.85%
  AAA5.62%
  B+0.14%
  BB+2.40%
  BBB2.50%
  BBB-3.40%
  BBB+3.64%
  NR4.77%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-20-A

05/26

Class F

LNJFX

Lord Abbett New Jersey Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$37	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$172,859,708
# of Portfolio Holdings	199
Portfolio Turnover Rate	3%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A7.30%
  A-3.57%
  A+24.97%
  AA13.89%
  AA-26.95%
  AA+0.85%
  AAA5.62%
  B+0.14%
  BB+2.40%
  BBB2.50%
  BBB-3.40%
  BBB+3.64%
  NR4.77%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1035-F

05/26

Class F3

LONJX

Lord Abbett New Jersey Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$172,859,708
# of Portfolio Holdings	199
Portfolio Turnover Rate	3%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A7.30%
  A-3.57%
  A+24.97%
  AA13.89%
  AA-26.95%
  AA+0.85%
  AAA5.62%
  B+0.14%
  BB+2.40%
  BBB2.50%
  BBB-3.40%
  BBB+3.64%
  NR4.77%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8989-F3

05/26

Class I

LINJX

Lord Abbett New Jersey Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$172,859,708
# of Portfolio Holdings	199
Portfolio Turnover Rate	3%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A7.30%
  A-3.57%
  A+24.97%
  AA13.89%
  AA-26.95%
  AA+0.85%
  AAA5.62%
  B+0.14%
  BB+2.40%
  BBB2.50%
  BBB-3.40%
  BBB+3.64%
  NR4.77%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3327-I

05/26

Class A

LSDAX

Lord Abbett Short Duration Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$1,718,068,772
# of Portfolio Holdings	270
Portfolio Turnover Rate	35%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A17.58%
  A-8.45%
  A+15.77%
  AA9.79%
  AA-8.16%
  AA+12.44%
  AAA5.83%
  B0.06%
  BB1.01%
  BB+0.36%
  BBB2.18%
  BBB-3.48%
  BBB+3.39%
  CCC+0.57%
  NR10.93%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2074-A

05/26

Class C

LSDCX

Lord Abbett Short Duration Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$1,718,068,772
# of Portfolio Holdings	270
Portfolio Turnover Rate	35%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A17.58%
  A-8.45%
  A+15.77%
  AA9.79%
  AA-8.16%
  AA+12.44%
  AAA5.83%
  B0.06%
  BB1.01%
  BB+0.36%
  BBB2.18%
  BBB-3.48%
  BBB+3.39%
  CCC+0.57%
  NR10.93%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2076-C

05/26

Class F

LSDFX

Lord Abbett Short Duration Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$28	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$1,718,068,772
# of Portfolio Holdings	270
Portfolio Turnover Rate	35%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A17.58%
  A-8.45%
  A+15.77%
  AA9.79%
  AA-8.16%
  AA+12.44%
  AAA5.83%
  B0.06%
  BB1.01%
  BB+0.36%
  BBB2.18%
  BBB-3.48%
  BBB+3.39%
  CCC+0.57%
  NR10.93%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2078-F

05/26

Class F3

LSDOX

Lord Abbett Short Duration Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$21	0.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$1,718,068,772
# of Portfolio Holdings	270
Portfolio Turnover Rate	35%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A17.58%
  A-8.45%
  A+15.77%
  AA9.79%
  AA-8.16%
  AA+12.44%
  AAA5.83%
  B0.06%
  BB1.01%
  BB+0.36%
  BBB2.18%
  BBB-3.48%
  BBB+3.39%
  CCC+0.57%
  NR10.93%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8992-F3

05/26

Class I

LISDX

Lord Abbett Short Duration Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$1,718,068,772
# of Portfolio Holdings	270
Portfolio Turnover Rate	35%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A17.58%
  A-8.45%
  A+15.77%
  AA9.79%
  AA-8.16%
  AA+12.44%
  AAA5.83%
  B0.06%
  BB1.01%
  BB+0.36%
  BBB2.18%
  BBB-3.48%
  BBB+3.39%
  CCC+0.57%
  NR10.93%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2077-I

05/26

Class A

LANYX

Lord Abbett New York Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$590,836,462
# of Portfolio Holdings	285
Portfolio Turnover Rate	15%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A9.18%
  A-2.40%
  A+4.83%
  AA12.51%
  AA-3.90%
  AA+14.55%
  AAA9.76%
  B0.89%
  B-0.51%
  B+1.10%
  BB1.54%
  BB-0.65%
  BB+0.54%
  BBB9.69%
  BBB-13.04%
  BBB+7.21%
  CC0.25%
  NR7.45%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-7-A

05/26

Class C

NYLAX

Lord Abbett New York Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$590,836,462
# of Portfolio Holdings	285
Portfolio Turnover Rate	15%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A9.18%
  A-2.40%
  A+4.83%
  AA12.51%
  AA-3.90%
  AA+14.55%
  AAA9.76%
  B0.89%
  B-0.51%
  B+1.10%
  BB1.54%
  BB-0.65%
  BB+0.54%
  BBB9.69%
  BBB-13.04%
  BBB+7.21%
  CC0.25%
  NR7.45%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-671-C

05/26

Class F

LNYFX

Lord Abbett New York Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$38	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$590,836,462
# of Portfolio Holdings	285
Portfolio Turnover Rate	15%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A9.18%
  A-2.40%
  A+4.83%
  AA12.51%
  AA-3.90%
  AA+14.55%
  AAA9.76%
  B0.89%
  B-0.51%
  B+1.10%
  BB1.54%
  BB-0.65%
  BB+0.54%
  BBB9.69%
  BBB-13.04%
  BBB+7.21%
  CC0.25%
  NR7.45%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1036-F

05/26

Class F3

LONYX

Lord Abbett New York Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$590,836,462
# of Portfolio Holdings	285
Portfolio Turnover Rate	15%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A9.18%
  A-2.40%
  A+4.83%
  AA12.51%
  AA-3.90%
  AA+14.55%
  AAA9.76%
  B0.89%
  B-0.51%
  B+1.10%
  BB1.54%
  BB-0.65%
  BB+0.54%
  BBB9.69%
  BBB-13.04%
  BBB+7.21%
  CC0.25%
  NR7.45%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8990-F3

05/26

Class I

NYLIX

Lord Abbett New York Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$590,836,462
# of Portfolio Holdings	285
Portfolio Turnover Rate	15%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A9.18%
  A-2.40%
  A+4.83%
  AA12.51%
  AA-3.90%
  AA+14.55%
  AAA9.76%
  B0.89%
  B-0.51%
  B+1.10%
  BB1.54%
  BB-0.65%
  BB+0.54%
  BBB9.69%
  BBB-13.04%
  BBB+7.21%
  CC0.25%
  NR7.45%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3328-I

05/26

Class A

SDHAX

Lord Abbett Short Duration High Income Municipal Bond Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$2,787,862,610
# of Portfolio Holdings	528
Portfolio Turnover Rate	19%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A5.45%
  A-2.70%
  A+3.65%
  AA3.71%
  AA-2.72%
  AA+1.92%
  AAA0.91%
  B1.70%
  B-1.34%
  B+3.73%
  BB3.82%
  BB-2.65%
  BB+13.19%
  BBB8.98%
  BBB-6.03%
  BBB+7.69%
  CC0.45%
  CCC+0.63%
  NR28.73%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3385-A

05/26

Class C

SDHCX

Lord Abbett Short Duration High Income Municipal Bond Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$66	1.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$2,787,862,610
# of Portfolio Holdings	528
Portfolio Turnover Rate	19%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A5.45%
  A-2.70%
  A+3.65%
  AA3.71%
  AA-2.72%
  AA+1.92%
  AAA0.91%
  B1.70%
  B-1.34%
  B+3.73%
  BB3.82%
  BB-2.65%
  BB+13.19%
  BBB8.98%
  BBB-6.03%
  BBB+7.69%
  CC0.45%
  CCC+0.63%
  NR28.73%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3386-C

05/26

Class F

SDHFX

Lord Abbett Short Duration High Income Municipal Bond Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$28	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$2,787,862,610
# of Portfolio Holdings	528
Portfolio Turnover Rate	19%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A5.45%
  A-2.70%
  A+3.65%
  AA3.71%
  AA-2.72%
  AA+1.92%
  AAA0.91%
  B1.70%
  B-1.34%
  B+3.73%
  BB3.82%
  BB-2.65%
  BB+13.19%
  BBB8.98%
  BBB-6.03%
  BBB+7.69%
  CC0.45%
  CCC+0.63%
  NR28.73%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3387-F

05/26

Class F3

HYMQX

Lord Abbett Short Duration High Income Municipal Bond Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$20	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$2,787,862,610
# of Portfolio Holdings	528
Portfolio Turnover Rate	19%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A5.45%
  A-2.70%
  A+3.65%
  AA3.71%
  AA-2.72%
  AA+1.92%
  AAA0.91%
  B1.70%
  B-1.34%
  B+3.73%
  BB3.82%
  BB-2.65%
  BB+13.19%
  BBB8.98%
  BBB-6.03%
  BBB+7.69%
  CC0.45%
  CCC+0.63%
  NR28.73%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8991-F3

05/26

Class I

SDHIX

Lord Abbett Short Duration High Income Municipal Bond Fund

Semi-Annual Shareholder Report

March 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of March 31, 2026)

Table Summary
Total Net Assets	$2,787,862,610
# of Portfolio Holdings	528
Portfolio Turnover Rate	19%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A5.45%
  A-2.70%
  A+3.65%
  AA3.71%
  AA-2.72%
  AA+1.92%
  AAA0.91%
  B1.70%
  B-1.34%
  B+3.73%
  BB3.82%
  BB-2.65%
  BB+13.19%
  BBB8.98%
  BBB-6.03%
  BBB+7.69%
  CC0.45%
  CCC+0.63%
  NR28.73%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3388-I

05/26

(b)	Not applicable.

Item 2:	Code of Ethics.
(a)	Not applicable.

(b)	Not applicable.

(c)	The Registrant has not amended its Sarbanes-Oxley Code of Ethics for the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”) during the six-month period ended March 31, 2026 (the “Period”). Subsequent to the Period, the Registrant updated its Code of Ethics solely to reflect a change to the Registrant’s principal financial officer and principal accounting officer, effective May 22, 2026.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.
The basis for the approval of the investment adviser contract is included as part of the report to shareholders filed under Iitem 1 (a) of this form N-CSR.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett Municipal Income Fund

Short Duration Tax Free Fund

Intermediate Tax Free Fund

National Tax Free Fund

High Income Municipal Bond Fund

Short Duration High Income Municipal Bond Fund

California Tax Free Fund

New Jersey Tax Free Fund

New York Tax Free Fund

For the six-month period ended March 31, 2026

Table of Contents

Schedules of Investments (Item 7):
1	Short Duration Tax Free Fund
18	Intermediate Tax Free Fund
67	National Tax Free Fund
106	High Income Municipal Bond Fund
141	Short Duration High Income Municipal Bond Fund
173	California Tax Free Fund
191	New Jersey Tax Free Fund
203	New York Tax Free Fund
220	Statements of Assets and Liabilities (Item 7)
224	Statements of Operations (Item 7)
226	Statements of Changes in Net Assets (Item 7)
232	Financial Highlights (Item 7)
248	Notes to Financial Statements (Item 7)
271	Changes in and Disagreements with Accountants (Item 8)
271	Proxy Disclosures (Item 9)
271	Remuneration Paid to Directors, Officers, and Others (Item 10)
271	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 85.99%

MUNICIPAL BONDS 85.99%

Corporate-Backed 3.27%
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR	$8,890,000	$8,969,870
California Municipal Finance Authority†	3.30%	#(a)	2/1/2039	A-	4,750,000	4,732,076
City of Farmington-Public Service Co of New Mexico NM	3.90%	#(a)	6/1/2040	BBB	2,500,000	2,541,222
Industrial Development Board of the City of Mobile Alabama-Alabama Power Co AL	3.375%	#(a)	6/1/2034	A1	5,000,000	5,049,063
Iowa Finance Authority-Howmet Aerospace Inc	4.75%		8/1/2042	BBB+	2,500,000	2,500,190
Jersey City Redevelopment Agency NJ	5.00%		12/9/2026	NR	15,000,000	15,246,174
Matagorda County Navigation District No. 1–AEP Texas Inc	2.60%		11/1/2029	BBB+	6,120,000	5,957,445
Ohio Air Quality Development Authority-American Electric Power Co Inc	2.40%	#(a)	12/1/2038	BBB	10,700,000	10,205,977
Village Community Development District No. 16 FL	3.55%		5/1/2030	NR	1,025,000	1,022,766
Total						56,224,783

Education 6.75%
Arlington Higher Education Finance Corp.-BASIS Texas Charter Schools Inc TX†	5.00%		6/15/2030	Ba2	2,500,000	2,571,783
California Community Choice Financing Authority	4.146% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	15,000,000	15,161,445
California State University	0.55%	#(a)	11/1/2049	Aa2	5,000,000	4,930,120
Capital Trust Agency, Inc.-Renaissance Charter School Inc Series 2019 Obligated Group FL†	4.00%		6/15/2029	NR	745,000	733,656
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc (PSF-GTD)	5.00%		8/15/2028	Aaa	800,000	837,926
County of Douglas-Creighton University NE	5.00%		7/1/2028	A2	1,000,000	1,046,055
County of Douglas-Creighton University NE	5.00%		7/1/2029	A2	750,000	796,468
County of Douglas-Creighton University NE	5.00%		7/1/2030	A2	1,000,000	1,076,771

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Illinois Finance Authority-Illinois Institute of Technology	5.00%		9/1/2028	Ba2	$1,135,000	$1,134,985
Illinois Finance Authority-Illinois Institute of Technology	5.00%		9/1/2029	Ba2	630,000	628,779
Louisiana State Citizens Property Insurance Corp.	5.00%		6/1/2026	A1	6,740,000	6,765,166
Massachusetts Development Finance Agency-President & Trustees of Williams College	3.30%	#(a)	7/1/2041	AA+	6,000,000	6,067,504
New Jersey Educational Facilities Authority-State of New Jersey	5.00%		8/1/2029	A1	2,500,000	2,685,340
New Jersey Educational Facilities Authority-Trustees of Princeton University	5.00%	#(a)	7/1/2064	AAA	10,000,000	10,966,715
New York State Dormitory Authority-Pace University	5.00%		5/1/2026	BBB-	1,375,000	1,377,083
New York State Dormitory Authority-Pace University	5.00%		5/1/2027	BBB-	1,500,000	1,530,504
New York State Dormitory Authority-Pace University	5.00%		5/1/2028	BBB-	1,480,000	1,535,010
New York State Dormitory Authority-Pace University	5.00%		5/1/2036	BBB-	2,500,000	2,705,110
New York State Dormitory Authority-Pace University	5.00%		5/1/2037	BBB-	3,000,000	3,223,585
Northside Independent School District TX GO (PSF-GTD)	3.45%	#(a)	8/1/2054	Aaa	3,945,000	3,971,485
Ohio Air Quality Development Authority-Duke Energy Corp	4.00%	#(a)	9/1/2030	BBB	1,300,000	1,313,610
Pinellas County School Board FL GO	4.00%		6/30/2026	NR	20,000,000	20,072,500
Temple University-of The Commonwealth System of Higher Education PA (AG)	5.00%		4/1/2031	AA	2,310,000	2,543,131
University of North Carolina at Chapel Hill	3.482% (SOFR * .67 + 1.05%	)#	12/1/2041	AAA	20,000,000	20,057,110
University of South Alabama (AG)	5.00%		11/1/2028	AA	2,285,000	2,313,533
Total						116,045,374

General Obligation 10.23%
Borough of Ramsey NJ GO	4.00%		2/26/2027	NR	15,000,000	15,198,700
California State Public Works Board	5.00%		10/1/2027	Aa3	3,095,000	3,208,920
California State Public Works Board-State of California Department of General Services	5.00%		10/1/2026	NR	90,000	91,182
Chicago Board of Education IL GO	5.25%		12/1/2028	BB+	500,000	515,461

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Chicago Board of Education IL GO	5.25%		12/1/2029	BB+	$525,000	$545,077
Chicago Board of Education IL GO	5.25%		12/1/2030	BB+	600,000	625,539
City of Chicago IL GO	5.00%		1/1/2027	BBB	6,400,000	6,462,559
City of New Haven CT (AG)	5.00%		8/1/2032	AA	2,700,000	2,991,447
City of New Haven CT GO	5.00%		8/1/2028	A-	2,000,000	2,097,083
City of New York NY GO(b)	5.00%		8/1/2032	AA	8,500,000	9,445,454
County of Cook IL GO	5.00%		11/15/2031	Aa3	2,350,000	2,379,956
Dallas Independent School District TX GO (PSF-GTD)	5.00%	#(a)	2/15/2056	Aaa	7,000,000	7,487,091
Denton Independent School District TX GO (PSF-GTD)	4.00%	#(a)	8/15/2055	AAA	5,000,000	5,140,640
Louisiana Stadium & Exposition District	5.00%		7/1/2035	A2	2,690,000	2,961,674
Metropolitan Water Reclamation District of Greater Chicago IL GO	5.00%		12/1/2030	AA+	1,620,000	1,643,721
Monmouth County Improvement Authority NJ	4.00%		3/12/2027	NR	7,750,000	7,857,789
State of California GO	5.00%		8/1/2030	Aa2	4,680,000	4,717,279
State of California GO	5.00%		9/1/2030	Aa2	250,000	250,547
State of Connecticut GO	5.00%		12/1/2029	Aa2	3,850,000	4,171,895
State of Illinois GO	5.00%		7/1/2029	A2	9,465,000	10,052,962
State of Illinois GO	5.00%		10/1/2029	A2	5,880,000	6,267,157
State of Illinois GO	5.00%		10/1/2029	A2	2,115,000	2,215,942
State of Illinois GO	5.00%		10/1/2030	A2	3,000,000	3,135,271
State of Illinois GO	5.00%		11/1/2030	A2	7,200,000	7,275,330
State of Illinois GO	5.25%		9/1/2031	A2	10,000,000	11,000,704
State of Maryland GO	4.00%		8/1/2028	AAA	5,000,000	5,162,662
Town of Cumberland RI GO	4.00%		8/26/2026	NR	15,000,000	15,087,394
Town of Tonawanda NY GO	4.00%		8/21/2026	NR	5,960,000	5,994,218
Town of Whitman MA GO	4.00%		3/16/2027	NR	20,000,000	20,294,854
Township of Millburn NJ GO	4.00%		1/22/2027	NR	11,330,000	11,466,583
Total						175,745,091

Health Care 18.71%
Berks County Municipal Authority-Tower Health Obligated Group PA	Zero Coupon		6/30/2044	NR	1,399,000	1,032,581
Berks County Municipal Authority-Tower Health Obligated Group PA	5.00%		6/30/2039	NR	2,801,000	2,637,540
Berks County Municipal Authority-Tower Health Obligated Group PA	6.00%		6/30/2034	NR	208,897	222,714

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Berks County Municipal Authority-Tower Health Obligated Group PA	8.00%		6/30/2034	NR	$416,899	$425,694
Brevard County Health Facilities Authority-Health First Inc Obligated Group FL	5.00%		4/1/2028	A	3,720,000	3,880,508
Build NYC Resource Corp.-RiverSpring Health Senior Living Inc Obligated Group NY	5.00%		12/15/2031	NR	5,750,000	5,667,899
California Health Facilities Financing Authority-Adventist Health System/West Obligated Group	5.00%		12/1/2037	BBB+	8,000,000	8,592,852
California Health Facilities Financing Authority-Providence St Joseph Health Obligated Group	5.00%	#(a)	10/1/2050	A	20,000,000	21,357,900
California Health Facilities Financing Authority-Rady Children’s Hospital Obligated Group(b)	5.00%	#(a)	8/15/2047	AA	10,000,000	10,974,462
California Municipal Finance Authority-Palomar Health Obligated Group COPS†	5.00%		11/1/2027	CCC+	10,000,000	9,932,591
Charlotte-Mecklenburg Hospital Authority-Atrium Health Obligated Group NC	5.00%	#(a)	1/15/2050	AA	9,825,000	10,378,948
Citizens Memorial Hospital District MO	5.00%		12/1/2026	NR	8,825,000	8,845,057
City of South Miami Health Facilities Authority, Inc.-Baptist Health South Florida Obligated Group FL	5.00%	#(a)	8/15/2065	AA-	3,000,000	3,230,775
Colorado Health Facilities Authority-AdventHealth Obligated Group	5.00%	#(a)	11/15/2049	NR	185,000	187,854
Colorado Health Facilities Authority-AdventHealth Obligated Group	5.00%	#(a)	11/15/2049	AA	1,825,000	1,850,946
Colorado Health Facilities Authority-CommonSpirit Health Obligated Group	5.00%		9/1/2029	A-	19,000,000	20,163,902
County of Lehigh-St Luke’s Hospital Obligated Group PA	3.52% (MUNIPSA + 1.10%	)#	8/15/2038	A-	14,360,000	14,179,681
Crawford County Memorial Hospital Inc IA	5.00%		6/15/2027	NR	1,260,000	1,266,965
Guthrie County Hospital IA	4.50%		2/1/2029	NR	4,000,000	3,999,958
Harris County Cultural Education Facilities Finance Corp.-Memorial Hermann Health System Obligated Group TX	5.00%		7/1/2037	AA-	6,000,000	6,531,801
Harris County Cultural Education Facilities Finance Corp.-Memorial Hermann Health System Obligated Group TX	5.00%	#(a)	7/1/2049	AA-	5,420,000	5,496,706

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Harris County Cultural Education Facilities Finance Corp.-Texas Children’s Hospital Obligated Group	5.00%	#(a)	10/1/2051	Aa2	$12,620,000	$13,741,380
Health & Educational Facilities Authority of the State of Missouri-SSM Health Care Obligated Group	5.00%		6/1/2031	A+	2,030,000	2,212,503
Health & Educational Facilities Authority of the State of Missouri-SSM Health Care Obligated Group	5.00%		6/1/2033	A+	2,050,000	2,245,009
Housing & Redevelopment Authority of The City of St. Paul Minnesota-HealthPartners Obligated Group MN	5.00%		7/1/2029	A	3,450,000	3,656,059
Idaho Health Facilities Authority	5.00%	#(a)	3/1/2060	A	4,000,000	4,330,824
Indiana Finance Authority-Ascension Health Credit Group	5.00%		11/15/2028	AA	5,000,000	5,281,568
Louisiana Public Facilities Authority-Ochsner Clinic Foundation Obligated Group	5.00%		5/15/2030	A	6,000,000	6,437,608
Maryland Health & Higher Educational Facilities Authority-University of Maryland Medical System Obligated Group	5.00%	#(a)	7/1/2045	A	5,000,000	5,372,020
Massachusetts Development Finance Agency-Boston Medical Center Corp Obligated Group	5.00%		7/1/2032	BBB	3,760,000	3,769,404
Massachusetts Development Finance Agency-Mass General Brigham Inc	5.00%	#(a)	7/1/2050	AA-	10,000,000	10,693,646
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board-Vanderbilt University Medical Center Obligated Group TN	5.00%		7/1/2028	A	1,500,000	1,575,782
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board-Vanderbilt University Medical Center Obligated Group TN	5.00%		7/1/2029	A	5,000,000	5,346,627
Michigan Finance Authority-McKenzie Memorial Hospital	4.00%		1/1/2028	NR	12,295,000	12,311,587
New Hope Cultural Education Facilities Finance Corp.-Bella Vida Forefront Living Obligated Group TX	4.25%		10/1/2030	NR	1,250,000	1,237,659
New York State Dormitory Authority-Northwell Health Obligated Group	5.00%		5/1/2028	A-	3,740,000	3,916,799
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.00%		10/1/2030	BBB-	375,000	397,756

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.00%		10/1/2031	BBB-		$2,250,000	$2,401,978
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.00%		10/1/2032	BBB-		1,000,000	1,073,038
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.00%		10/1/2033	BBB-		1,000,000	1,075,131
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%		8/15/2026	BB+		800,000	803,870
Rockland County Economic Assistance Corp.-Bon Secours Health System Inc Obligated Group NY	6.50%		11/1/2030	NR		5,000,000	5,121,303
Shelby County Health Educational & Housing Facilities Board-Baptist Memorial Health Care Obligated Group TN	5.00%	#(a)	9/1/2049	BBB+		8,750,000	9,180,490
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR		830,000	830,853
South Carolina Jobs-Economic Development Authority-Novant Health Obligated Group	5.00%		11/1/2037	A+		4,000,000	4,352,258
State of Ohio-University Hospitals Health System Inc Obligated Group	5.00%		1/15/2030	A		10,000,000	10,680,233
Tarrant County Cultural Education Facilities Finance Corp.-Baylor Scott & White Health Obligated Group TX	5.00%	#(a)	11/15/2052	Aa2		2,180,000	2,185,993
Tempe Industrial Development Authority-Tempe Life Care Village Obligated Group AZ	3.50%		12/1/2030	NR		4,500,000	4,464,677
Tulsa County Industrial Authority-Montereau Obligated Group OK	5.00%		11/15/2026	BBB-	(c)	500,000	503,096
Washington Health Care Facilities Authority-CommonSpirit Health Obligated Group	5.00%		8/1/2029	A-		3,425,000	3,630,558
Washington Health Care Facilities Authority-CommonSpirit Health Obligated Group	5.00%		8/1/2029	A-		3,500,000	3,710,059
Washington Health Care Facilities Authority-CommonSpirit Health Obligated Group	5.00%	#(a)	8/1/2049	A-		7,515,000	7,522,664
Washington Health Care Facilities Authority-Multicare Health System Obligated Group	5.00%	#(a)	8/15/2055	A		10,000,000	10,575,927

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Washington State Housing Finance Commission-Horizon House Obligated Group	4.375%		1/1/2033	BB	(c)	$13,380,000	$13,171,125
Wisconsin Health & Educational Facilities Authority-Hospital Sisters Services Obligated Group	5.00%		8/15/2030	A+		7,000,000	7,557,777
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group	5.00%		2/15/2029	A+		6,200,000	6,519,356
Wisconsin Health & Educational Facilities Authority-Wisconsin Masonic Home Obligated Group	4.20%		8/15/2028	BBB-	(c)	2,725,000	2,725,506
Total							321,469,457

Housing 14.17%
Atlanta Urban Residential Finance Authority-North Block Associates LLC GA (FHA), (HUD)	3.40%	#(a)	2/1/2029	Aa1		2,500,000	2,512,162
Atlanta Urban Residential Finance Authority-Trinity Flats Redevelopment LP GA (FHA), (GNMA)	3.20%	#(a)	2/1/2030	Aa1		5,625,000	5,646,680
Austin Affordable PFC, Inc.-Clayton 2024 Ltd TX	2.95%	#(a)	11/1/2059	Aa1		5,200,000	5,183,760
California Housing Finance Agency-Del Sur Family Housing LP	5.00%	#(a)	5/1/2054	Aa1		1,750,000	1,764,880
California Housing Finance Agency-Sutter BMR LP	2.75%	#(a)	11/1/2029	Aa1		3,200,000	3,178,966
City of Wichita KS	3.15%	#(a)	2/1/2030	Aa1		4,250,000	4,258,159
Colorado Housing & Finance Authority (FHLMC), (FNMA), (GNMA)	6.00%		11/1/2055	AAA		6,500,000	7,194,624
Colorado Housing & Finance Authority (FHLMC), (FNMA), (GNMA)	6.25%		5/1/2055	AA		5,000,000	5,600,200
Colorado Housing & Finance Authority (GNMA)	6.00%		5/1/2053	AA		2,155,000	2,337,350
Connecticut Housing Finance Authority	3.10%	#(a)	11/15/2064	AAA		7,000,000	7,001,265
Connecticut Housing Finance Authority	6.25%		5/15/2054	AAA		2,125,000	2,298,185
Dayton-Montgomery County Port Authority-Magnus Forest Avenue LP OH	3.20%	#(a)	1/1/2044	Aa1		8,700,000	8,727,589
District of Columbia Housing Finance Agency-Barry Farm Building 1A LLC	3.15%	#(a)	2/1/2030	Aa1		3,250,000	3,258,893

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
District of Columbia Housing Finance Agency-Benning Corridor Titleholder LLC	3.35%	#(a)	9/1/2040	Aa1	$9,175,000	$9,185,661
Eagle County Housing & Development Authority-Eagle Villas Owner LP CO	3.55%	#(a)	12/1/2045	Aa1	3,750,000	3,766,103
Henrico County Economic Development Authority-GWF Family LLC VA	3.20%	#(a)	12/1/2045	Aa1	8,850,000	8,875,104
Idaho Housing & Finance Association (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2056	Aa1	2,000,000	2,252,468
Illinois Housing Development Authority (FHLMC), (FNMA), (GNMA)	6.25%		10/1/2055	Aaa	4,945,000	5,545,000
Knoxville’s Community Development Corp.-ECG N Peters LP TN	3.15%	#(a)	5/1/2046	Aa1	6,000,000	6,010,948
Las Varas Public Facility Corp.-Central at Commerce LP TX	3.35%	#(a)	11/1/2044	A+	5,250,000	5,169,782
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board-Artist Lofts LP TN	3.20%	#(a)	12/1/2059	Aa1	12,625,000	12,660,812
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board-HV Land Co LP TN	3.35%	#(a)	6/1/2044	Aa1	6,900,000	6,907,533
Metropolitan Government Nashville & Davidson County Industrial Development Board-Nashville Leased Housing Associates V LLLP TN	3.15%	#(a)	7/1/2044	Aa1	5,000,000	5,010,099
Michigan State Housing Development Authority	6.25%		6/1/2055	AA+	4,915,000	5,375,369
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	5.00%		7/1/2053	AA+	4,925,000	5,113,076
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2054	AA+	4,830,000	5,228,187
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2055	AA+	2,375,000	2,642,012
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%		1/1/2055	AA+	3,365,000	3,766,993
New Jersey Housing & Mortgage Finance Agency	2.95%		11/1/2027	AA-	10,000,000	9,989,562
New York City Housing Development Corp.-8 Spruce NY Owner LLC	4.00%		12/15/2031	Baa1	500,000	509,849
New York City Housing Development Corp.-8 Spruce NY Owner LLC	4.375%		12/15/2031	Baa3	500,000	508,800
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2055	AA+	4,955,000	5,348,908

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
North Dakota Housing Finance Agency	6.00%		1/1/2056	Aa1		$6,250,000	$6,848,364
Ohio Housing Finance Agency-Pebble Brooke Owner LP	3.35%	#(a)	7/1/2043	Aa1		14,000,000	14,090,278
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		3/1/2055	Aa1		3,745,000	4,096,225
Pennsylvania Housing Finance Agency	6.50%		10/1/2055	Aa1		4,987,000	5,672,252
Seattle Housing Authority-Yesler Block 6.6 LLLP WA (HUD)	5.00%		6/1/2027	AA		7,000,000	7,055,553
State of New York Mortgage Agency Homeowner Mortgage Revenue	3.50%		4/1/2049	Aa1		230,000	229,654
Texas Department of Housing & Community Affairs (GNMA)	5.50%		7/1/2053	AA+		7,305,000	7,805,023
Texas State Affordable Housing Corp.-AHFC-FC Norman Housing LP	3.625%	#(a)	1/1/2045	Aa1		3,400,000	3,417,313
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2055	Aa2		6,625,000	7,394,749
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.50%		7/1/2055	Aa2		4,780,000	5,309,181
Virginia Beach Development Authority-Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%		9/1/2029	BB+	(c)	3,800,000	3,826,947
Wisconsin Housing & Economic Development Authority-East National LLC	5.00%	#(a)	8/1/2058	Aa1		2,000,000	2,013,047
Wisconsin Housing & Economic Development Authority Home Ownership Revenue (FHLMC), (FNMA), (GNMA)	5.75%		9/1/2056	AA+		2,500,000	2,736,190
Wisconsin Housing & Economic Development Authority Home Ownership Revenue (FHLMC), (FNMA), (GNMA)	6.25%		9/1/2055	AA+		2,090,000	2,312,604
Wisconsin Housing & Economic Development Authority Housing Revenue	3.75%	#(a)	11/1/2055	AA+		7,740,000	7,775,513
Total							243,411,872

Lease Obligations 0.70%
California State Public Works Board(b)	5.00%		9/1/2029	Aa3		5,250,000	5,664,525
New Jersey Economic Development Authority-New Jersey Transit Corp	5.00%		11/1/2028	A1		1,315,000	1,391,548
Virginia College Building Authority-Commonwealth of Virginia	4.00%		2/1/2029	AA+		5,005,000	5,008,904
Total							12,064,977

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Multi-Family Housing 0.96%
Housing Options, Inc. TX (HUD)	3.05%	#(a)	2/1/2045	Aa1	$3,850,000	$3,853,730
Industrial Development Authority of the City of Phoenix Arizona-4201 S 91st Avenue Owner LLLP AZ	3.10%	#(a)	2/1/2059	Aa1	5,000,000	5,005,487
Kansas Development Finance Authority-Manhattan HP LP	2.70%	#(a)	10/1/2046	Aa1	3,000,000	2,964,791
Michigan State Housing Development Authority-28WPHASETHREE Ltd Dividend Housing Association LP	2.70%	#(a)	10/1/2043	Aa1	4,695,000	4,639,897
Total						16,463,905

Other Revenue 0.86%
City of Houston Hotel Occupancy Tax & Special Revenue TX(b)	5.00%		9/1/2035	A-	3,600,000	4,035,911
Illinois Finance Authority-Field Museum of Natural History	3.691% (SOFR * .70 + 1.15%	)#	11/1/2034	A	2,655,000	2,658,935
Industrial Development Authority of the County of Pima-Edkey Inc Obligated Group AZ†(d)	3.50%		7/1/2025	NR	425,000	340,000
Public Finance Authority-Inperium Inc Obligated Group WI†	5.00%		12/1/2034	NR	1,960,000	2,039,092
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%	#(a)	5/15/2051	AA+	5,700,000	5,716,805
Total						14,790,743

Pollution Control 0.28%
Industrial Development Authority of the County of Yavapai-Republic Services Inc AZ	2.55%	#(a)	4/1/2029	A-	1,500,000	1,500,000
North Carolina Capital Facilities Finance Agency-Republic Services Inc	2.55%	#(a)	7/1/2034	A-	3,250,000	3,248,347
Total						4,748,347

Special Tax 0.18%
Allentown Neighborhood Improvement Zone Development Authority-Allentown Neighborhood Improvement Zone Center City Investment Corp Revenue PA†	5.00%		5/1/2028	NR	1,915,000	1,951,091
Village Community Development District No. 13 FL†	2.625%		5/1/2030	NR	1,170,000	1,130,593
Total						3,081,684

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue 0.79%
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%		10/1/2026	NR	$2,000,000	$2,010,468
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%		6/15/2028	A1	3,995,000	4,199,954
New York State Housing Finance Agency-State of New York Personal Income Tax Revenue	3.35%	#(a)	6/15/2054	Aa1	3,610,000	3,620,367
New York State Housing Finance Agency-State of New York Personal Income Tax Revenue	3.45%	#(a)	6/15/2054	Aa1	1,500,000	1,509,537
Sparks Tourism Improvement District No. 1 Sales Tax Revenue NV	3.875%		6/15/2028	NR	2,275,000	2,282,391
Total						13,622,717

Taxable Revenue-Water & Sewer 0.75%
Washington Suburban Sanitary Commission MD	4.00%		6/15/2032	AAA	5,000,000	5,061,767
Water Works Board of the City of Birmingham/The AL†	3.75%		9/1/2026	NR	7,750,000	7,750,141
Total						12,811,908

Transportation 7.04%
Bay Area Toll Authority CA	5.00%	#(a)	4/1/2061	AA	8,450,000	9,497,139
City of Cleveland Airport System Revenue OH	5.00%		1/1/2030	A	6,000,000	6,442,237
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A	2,250,000	2,284,240
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A	1,675,000	1,700,489
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A	2,315,000	2,350,229
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%		6/15/2030	A1	5,535,000	6,029,587
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%		6/15/2033	A1	11,500,000	12,963,391
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%		6/15/2036	A1	5,500,000	6,095,149
North Carolina Turnpike Authority (AG)	5.00%		1/1/2028	AA	1,500,000	1,524,246
Oklahoma Turnpike Authority	5.00%		1/1/2030	AA-	1,730,000	1,758,402
Pennsylvania Turnpike Commission	5.00%		6/1/2029	A+	30,000,000	32,081,508
Pennsylvania Turnpike Commission	5.00%		6/1/2032	A+	12,000,000	13,339,787
Pennsylvania Turnpike Commission	5.00%		12/1/2033	AA-	15,000,000	16,873,590

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Pennsylvania Turnpike Commission	5.00%	#(a)	12/1/2045	AA-	$2,500,000	$2,774,597
Port Authority of New York & New Jersey	3.00%		12/1/2027	AA-	2,500,000	2,500,871
State of Louisiana Gasoline & Fuels Tax Revenue	5.00%		5/1/2029	AA	2,575,000	2,753,598
Total						120,969,060

Utilities 21.30%
Black Belt Energy Gas District AL	5.00%		10/1/2035	A2	10,000,000	10,017,150
Black Belt Energy Gas District AL	5.00%		12/1/2035	AA-	16,000,000	16,961,289
Black Belt Energy Gas District AL	5.00%	#(a)	12/1/2055	A1	22,650,000	23,973,116
California Community Choice Financing Authority	3.895% (SOFR * .67 + 1.45%	)#	4/1/2056	A1	23,350,000	23,160,641
California Community Choice Financing Authority	5.25%	#(a)	11/1/2054	A2	5,480,000	5,784,068
Central Plains Energy Project NE	4.626% (SOFR * .67 + 2.18%	)#	5/1/2053	A2	20,000,000	20,612,500
City of Cape Coral Water & Sewer Revenue FL	5.00%		10/1/2030	A1	5,595,000	6,075,117
City of San Antonio Electric & Gas Systems Revenue TX	3.00%	#(a)	2/1/2055	Aa3	8,000,000	7,932,862
City of San Antonio Electric & Gas Systems Revenue TX	3.08%	#(a)	2/1/2055	Aa3	10,000,000	9,985,332
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2031	Aa2	1,790,000	1,822,445
Development Authority of Burke County-Georgia Power Co	3.375%	#(a)	11/1/2048	A	7,750,000	7,775,280
Development Authority of Burke County-Oglethorpe Power Corp GA	3.60%	#(a)	11/1/2045	A3	3,000,000	3,040,084
Energy Southeast A Cooperative District AL	4.645% (SOFR * .67 + 2.20%	)#	4/1/2054	A1	5,000,000	5,123,321
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	6,000,000	6,401,493
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	10,000,000	10,713,078
Kentucky Public Energy Authority	5.25%	#(a)	6/1/2055	A1	13,000,000	13,762,146
Los Angeles Department of Water & Power Power System Revenue CA	5.00%		7/1/2030	Aa3	7,500,000	8,020,035
Los Angeles Department of Water & Power System Revenue CA	5.00%		7/1/2028	Aa3	15,000,000	15,535,758

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Los Angeles Department of Water & Power System Revenue CA	5.00%		7/1/2030	Aa3		$4,000,000	$4,312,050
Los Angeles Department of Water & Power Water System Revenue CA	5.00%		1/1/2030	Aa3		7,410,000	7,851,214
Lower Alabama Gas District AL	5.00%		12/1/2033	A1		9,000,000	9,351,964
Lower Colorado River Authority-LCRA Transmission Services Corp TX	5.00%		5/15/2030	A1		6,000,000	6,483,056
Lower Colorado River Authority TX	5.00%	#(a)	5/15/2039	A		20,000,000	20,750,758
Main Street Energy, Inc. GA	5.00%		12/1/2033	A3		13,530,000	14,184,790
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-		21,500,000	21,457,258
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2052	A3		11,000,000	11,480,153
Montgomery County Industrial Development Authority-Constellation Energy Generation LLC PA	4.10%	#(a)	4/1/2053	BBB+		7,760,000	7,924,596
Municipal Electric Authority of Georgia	5.00%		1/1/2028	A2		9,665,000	9,721,318
Ohio Air Quality Development Authority-American Electric Power Co Inc(b)	3.50%	#(a)	8/1/2034	Baa2		4,500,000	4,507,043
Pennsylvania Economic Development Financing Authority-Talen Energy Supply LLC	5.25%	#(a)	12/1/2038	B		1,100,000	1,102,063
Philadelphia Gas Works Co. PA	5.00%		8/1/2030	A		2,000,000	2,173,560
Philadelphia Gas Works Co. PA	5.00%		8/1/2031	A		1,375,000	1,513,594
Piedmont Municipal Power Agency Catawba Project Power Sales Revenue SC	5.00%		1/1/2028	A-		7,695,000	7,812,472
Piedmont Municipal Power Agency Catawba Project Power Sales Revenue SC	5.00%		1/1/2029	A-		8,240,000	8,363,161
South Carolina Public Service Authority	5.00%		12/1/2028	A-		4,325,000	4,579,146
Tennessee Energy Acquisition Corp.	5.00%	#(a)	5/1/2053	A2		10,000,000	10,316,482
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	BBB	(c)	9,040,000	9,103,620
Texas Municipal Gas Acquisition & Supply Corp. I	6.25%		12/15/2026	A1		1,300,000	1,330,981
Texas Municipal Gas Acquisition & Supply Corp. IV	5.25%		1/1/2030	A1		4,660,000	4,881,941
Total							365,896,935
Total Municipal Bonds (cost $1,477,649,805)							1,477,346,853
Total Long-Term Investments (cost $1,477,649,805)							1,477,346,853

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2026

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 15.09%

VARIABLE RATE DEMAND NOTES 14.98%

Education 3.23%
New York State Dormitory Authority-Pace University	3.200%	4/1/2026	5/1/2044	BBB-	$20,000,000	$20,000,000
Pennsylvania Higher Educational Facilities Authority-Thomas Jefferson University Obligated Group	3.230%	4/1/2026	9/1/2045	A	22,325,000	22,325,000
Philadelphia Authority for Industrial Development-Thomas Jefferson University Obligated Group PA	3.230%	4/1/2026	9/1/2050	A	13,125,000	13,125,000
Total						55,450,000

General Obligation 2.69%
City of New York NY GO	2.850%	4/1/2026	10/1/2046	AA	2,845,000	2,845,000
City of New York NY GO	2.900%	4/1/2026	4/1/2042	AA	25,000,000	25,000,000
City of New York NY GO	2.900%	4/1/2026	4/1/2042	AA	8,350,000	8,350,000
Florida Insurance Assistance Interlocal Agency, Inc.	3.160%	4/1/2026	9/1/2032	Aa2	10,000,000	10,000,000
Total						46,195,000

Health Care 5.37%
Harris County Cultural Education Facilities Finance Corp.-Baylor College of Medicine TX	2.870%	4/1/2026	11/15/2046	A	25,875,000	25,875,000
Health Care Authority for Baptist Health AL	3.800%	4/1/2026	11/1/2042	A3	28,487,000	28,487,000
Highlands County Health Facilities Authority FL	2.700%	4/1/2026	11/15/2060	AA	750,000	750,000
Maryland Health & Higher Educational Facilities Authority-Johns Hopkins Health System Obligated Group MD	2.650%	4/1/2026	6/1/2046	AA+	925,000	925,000
Montgomery County Higher Education & Health Authority-Thomas Jefferson University Obligated Group PA	3.230%	4/1/2026	9/1/2050	A	7,485,000	7,485,000

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2026

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Rib Floater Trust Various States FL†	2.770%	4/1/2026	10/1/2054	A1	$18,770,000	$18,770,000
State of Ohio-University Hospitals Health System Inc Obligated Group	2.960%	4/1/2026	1/15/2045	A	10,035,000	10,035,000
Total						92,327,000

Home Furnishings 0.58%
Rib Floater Trust Various States MD†	2.770%	4/15/2026	11/15/2049	A1	10,000,000	10,000,000

Pollution Control 1.41%
Port of Port Arthur Navigation District-Motiva Enterprises LLC TX	2.700%	4/1/2026	4/1/2040	BBB+	16,290,000	16,290,000
Port of Port Arthur Navigation District-Motiva Enterprises LLC TX	2.800%	4/1/2026	4/1/2040	BBB+	7,900,000	7,900,000
Total						24,190,000

Tax Revenue 1.19%
New York City Transitional Finance Authority Future Tax Secured Revenue NY	2.700%	4/1/2026	5/1/2047	AAA	8,000,000	8,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue NY	2.750%	4/1/2026	2/1/2056	AAA	12,500,000	12,500,000
Total						20,500,000

Transportation 0.06%
Metropolitan Transportation Authority NY	2.750%	4/1/2026	11/1/2031	AA+	1,000,000	1,000,000

Utilities 0.45%
County of King Sewer Revenue WA	2.800%	4/1/2026	1/1/2042	AA	3,965,000	3,965,000
Development Authority of Appling County-Georgia Power Co	2.700%	4/1/2026	11/1/2052	A	3,300,000	3,300,000
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	2.850%	4/15/2026	6/15/2033	AA+	500,000	500,000
Total						7,765,000
Total Variable Rate Demand Notes (cost $257,427,000)						257,427,000

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2026

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 0.11%
Repurchase Agreement dated 3/31/2026, 3.250% due 4/1/2026 with Fixed Income Clearing Corp. collateralized by $1,909,700 of U.S. Treasury Note at 4.375% due 7/15/2027 value: $1,939,334; proceeds: $1,901,450 (cost $1,901,278)	$1,901,278	$1,901,278
Total Short-Term Investments (cost $259,328,278)		259,328,278
Total Investments in Securities 101.08% (cost $1,736,978,083)		1,736,675,131
Other Assets and Liabilities – Net (1.08)%		(18,606,359)
Net Assets 100.00%		$1,718,068,772

AG	AG Insured by Assured Guaranty, Inc.
COPS	Certificates of Participation.
FHA	Insured by Federal Housing Administration.
FHLMC	Insured by Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by Department of Housing and Urban Development.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2026, the total value of Rule 144A securities was $81,408,281, which represents 4.74% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2026.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis (See Note 2(h)).
(c)	This investment has been rated by Fitch IBCA.
(d)	Defaulted.
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND March 31, 2026

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$1,477,346,853	$–	$1,477,346,853
Short-Term Investments
Variable Rate Demand Notes	–	257,427,000	–	257,427,000
Repurchase Agreements	–	1,901,278	–	1,901,278
Total	$–	$1,736,675,131	$–	$1,736,675,131

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.51%

MUNICIPAL BONDS 98.51%

Corporate-Backed 7.01%
Arkansas Development Finance Authority-Weyerhaeuser Co AMT	3.875%	#(a)	10/15/2065	BBB	$3,750,000	$3,733,615
Baldwin County Industrial Development Authority-Novelis Corp AL AMT†	5.00%	#(a)	6/1/2055	BB	12,000,000	12,177,578
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	12,110,000	12,183,419
Build NYC Resource Corp.-Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR	3,375,000	3,379,611
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR	6,815,000	6,876,227
California Infrastructure & Economic Development Bank-DesertXpress Enterprises LLC AMT†	12.00%	#(a)	1/1/2065	NR	16,015,000	8,487,950
California Municipal Finance Authority-Waste Mgmt Inc CA AMT	2.875%	#(a)	10/1/2045	A-	11,650,000	11,643,907
City of Farmington-Public Service Co of New Mexico NM	3.90%	#(a)	6/1/2040	BBB	7,000,000	7,115,423
City of Granite City-Waste Management of Illinois Inc IL AMT	1.25%		5/1/2027	A-	5,485,000	5,328,902
City of Henderson-Pratt Paper LLC KY AMT†	3.70%		1/1/2032	NR	6,155,000	6,124,711
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/1/2029	BB+	1,885,000	1,886,848
City of St. Mary’s KS	3.50%		4/15/2032	BBB+	7,500,000	7,435,070
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR	625,000	631,390
Florida Development Finance Corp.-Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	7,430,000	7,435,013
Florida Development Finance Corp.-Waste Pro USA Inc AMT†	4.45%	#(a)	7/1/2037	NR	3,000,000	3,028,121
Florida Development Finance Corp.-Waste Pro USA Inc AMT†(b)	4.50%		7/1/2032	NR	7,600,000	7,569,675
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	5.60%		5/1/2044	NR	1,845,000	1,899,297
Hoover Industrial Development Board-United States Steel Corp AL AMT	6.375%	#(a)	11/1/2050	BB+	8,525,000	9,347,385
Indiana Finance Authority-Ohio Valley Electric Corp	2.50%		11/1/2030	Baa3	1,000,000	952,898
Indiana Finance Authority-Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	5,600,000	5,453,479

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Indiana Finance Authority-United States Steel Corp AMT	6.75%		5/1/2039	BB+	$1,500,000	$1,664,740
Industrial Development Authority of the County of Yavapai-Waste Management Inc AZ AMT	1.30%		6/1/2027	A-	4,650,000	4,510,512
Iowa Finance Authority-Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	AA+	11,050,000	11,788,253
Louisiana Local Government Environmental Facilities & Community Development Authority-Westlake Corp	3.50%		11/1/2032	BBB	7,655,000	7,440,246
Louisiana Public Facilities Authority-Waste Pro USA Inc AMT†	6.75%	#(a)	10/1/2053	NR	12,000,000	12,690,860
Louisiana Public Facilities Authority-Waste Pro USA Inc LA AMT†	4.375%	#(a)	5/1/2053	NR	6,000,000	6,042,199
Maryland Economic Development Corp Chesapeake Bay Conference Center(c)	5.00%		12/1/2016	NR	2,570,000	1,721,900
Maryland Economic Development Corp.-Core Natural Resources Inc†	5.00%	#(a)	7/1/2048	NR	5,150,000	5,494,403
Massachusetts Development Finance Agency-Waste Management of Massachusetts Inc AMT†	1.25%		5/1/2027	A-	3,250,000	3,157,508
Matagorda County Navigation District No. 1-AEP Texas Inc	2.60%		11/1/2029	BBB+	6,800,000	6,619,383
Matagorda County Navigation District No. 1-AEP Texas Inc	4.00%		6/1/2030	BBB+	8,000,000	8,002,552
Michigan Strategic Fund-Graphic Packaging International LLC AMT	4.00%	#(a)	10/1/2061	Ba2	5,640,000	5,640,519
Mission Economic Development Corp.-Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	8,650,000	8,660,621
Mission Economic Development Corp.-Waste Management Inc TX AMT	2.875%	#(a)	6/1/2055	A-	7,000,000	6,996,339
Mississippi Business Finance Corp.-Waste Pro USA Inc AMT†	4.375%	#(a)	2/1/2048	NR	3,750,000	3,766,384
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	3.75%	#(a)	7/1/2045	B-	1,970,000	1,606,625
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	4.00%		11/1/2027	B-	6,225,000	6,140,771
New Hampshire Business Finance Authority-New York State Electric & Gas Corp AMT	4.00%		12/1/2028	A-	9,235,000	9,352,804

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
New Jersey Economic Development Authority-United Airlines Inc	5.25%		9/15/2029	BB+	$13,165,000	$13,180,431
New Jersey Economic Development Authority-United Airlines Inc	5.50%		6/1/2033	BB+	1,500,000	1,502,535
New York City Industrial Development Agency-TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	1,940,000	1,941,280
New York Liberty Development Corp.	2.50%		11/15/2036	A+	3,600,000	3,041,523
New York Liberty Development Corp.-3 World Trade Center LLC†	5.15%		11/15/2034	NR	1,875,000	1,875,223
New York Liberty Development Corp.-3 World Trade Center LLC†	7.25%		11/15/2044	NR	1,920,000	1,921,615
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+	2,000,000	1,936,591
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+	1,000,000	1,047,823
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2026	B+	660,000	660,665
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2031	B+	2,500,000	2,501,104
New York Transportation Development Corp.-American Airlines Inc AMT	5.25%		8/1/2031	B+	1,425,000	1,482,247
New York Transportation Development Corp.-American Airlines Inc AMT	5.375%		8/1/2036	B+	1,850,000	1,909,723
Niagara Area Development Corp.-Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B-	5,500,000	4,846,034
Ohio Air Quality Development Authority-American Electric Power Co Inc	2.40%	#(a)	12/1/2038	BBB	5,685,000	5,422,521
Ohio Air Quality Development Authority-American Electric Power Co Inc AMT	2.50%	#(a)	11/1/2042	BBB	8,800,000	8,436,212
Ohio Air Quality Development Authority-American Electric Power Co Inc AMT	2.60%	#(a)	6/1/2041	BBB	18,210,000	17,574,356
Parish of St. James-NuStar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB+	1,500,000	1,642,158
Parish of St. James-NuStar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB+	9,825,000	10,754,520
Pennsylvania Economic Development Financing Authority-Covanta Holding Corp AMT†	3.25%		8/1/2039	B-	1,035,000	784,289
Phenix City Industrial Development Board-WestRock Coated Board LLC AL AMT	4.125%		5/15/2035	BBB	1,500,000	1,500,112
Port of Beaumont Industrial Development Authority-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	4.10%		1/1/2028	NR	5,000,000	4,546,452

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR	$6,000,000	$5,737,307
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	7,220,000	6,642,347
Public Finance Authority-TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	7,650,000	7,651,051
Public Finance Authority-TRIPS Obligated Group WI AMT	5.25%		7/1/2028	BBB+	1,260,000	1,261,089
Public Finance Authority WI†	5.375%		12/15/2032	NR	2,287,000	2,277,976
State of Nevada Department of Business & Industry-DesertXpress Enterprises LLC AMT†	12.00%	#(a)	1/1/2065	NR	5,810,000	3,079,300
Tuscaloosa County Industrial Development Authority-Hunt Refining Co AL†	5.25%		5/1/2044	NR	6,740,000	6,758,678
Vermont Economic Development Authority-Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	5,500,000	5,553,462
Village Community Development District No. 15 FL†	4.55%		5/1/2044	NR	5,735,000	5,509,435
Village Community Development District No. 15 FL†	4.85%		5/1/2038	NR	2,160,000	2,211,773
Village Community Development District No. 15 FL†	5.00%		5/1/2043	NR	5,090,000	5,166,934
Virginia Small Business Financing Authority-Reworld Holding Corp VA AMT†	5.00%	#(a)	1/1/2048	B-	440,000	424,260
West Pace Cooperative District AL(c)	9.125%		5/1/2039	NR	4,900,000	2,450,000
West Virginia Economic Development Authority-Kentucky Power Co AMT	4.70%	#(a)	4/1/2036	BBB	5,800,000	5,808,063
Total						383,026,227

Education 7.92%
Arizona Board of Regents-Arizona State University	5.00%		7/1/2038	AA	3,250,000	3,612,457
Arizona Board of Regents-Arizona State University	5.00%		7/1/2039	AA	2,000,000	2,208,806
Arizona Board of Regents-Arizona State University	5.00%		7/1/2041	AA	2,500,000	2,731,501
Arlington Higher Education Finance Corp.-BASIS Texas Charter Schools Inc TX†	5.00%		6/15/2035	Ba2	1,250,000	1,304,645
Arlington Higher Education Finance Corp.-BASIS Texas Charter Schools Inc TX†	5.125%		6/15/2040	Ba2	2,400,000	2,447,166

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
California Community Choice Financing Authority	4.146% (SOFR * .67 + 1.70%	)#	5/1/2053	A1		$10,000,000	$10,107,630
California Infrastructure & Economic Development Bank-University of California	5.00%		5/15/2036	AA		1,100,000	1,278,698
California Infrastructure & Economic Development Bank-University of California	5.00%		5/15/2037	AA		2,500,000	2,883,680
California Infrastructure & Economic Development Bank-University of California	5.00%		5/15/2039	AA		5,000,000	5,677,917
California Infrastructure & Economic Development Bank-University of California	5.00%		5/15/2041	AA		3,000,000	3,328,329
California Infrastructure & Economic Development Bank-University of California	5.00%		5/15/2042	AA		3,965,000	4,368,657
California State University	0.55%	#(a)	11/1/2049	Aa2		6,750,000	6,655,662
Capital Trust Agency, Inc.-Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%		6/15/2039	NR		2,160,000	2,097,353
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.00%		4/1/2038	A	(d)	3,230,000	3,383,161
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2034	A	(d)	1,625,000	1,767,293
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2035	A	(d)	1,125,000	1,217,085
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2036	A	(d)	2,175,000	2,337,934
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2039	A	(d)	6,220,000	6,574,386
Chicago Board of Education IL GO (AG)	5.00%		12/1/2031	AA		5,000,000	5,191,955
Cleveland State University OH (BAM)	5.00%		6/1/2040	AA		5,170,000	5,488,850
Clifton Higher Education Finance Corp.-Aristoi Classical Academy TX	5.50%		8/15/2045	BB		3,770,000	3,637,630
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc (PSF-GTD)	4.00%	#(a)	2/15/2055	Aaa		4,500,000	4,655,070
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc (PSF-GTD)	5.00%		2/15/2035	Aaa		2,275,000	2,509,561
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc (PSF-GTD)	5.25%		2/15/2043	Aaa		2,500,000	2,660,269

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Clinton County Capital Resource Corp.-Clinton-Essex-Warren-Washington Board of Cooperative Educational Services NY†	4.50%		7/1/2040	A+	$1,100,000	$1,114,935
Clinton County Capital Resource Corp.-Clinton-Essex-Warren-Washington Board of Cooperative Educational Services NY†	4.75%		7/1/2043	A+	1,100,000	1,118,793
County of Frederick-Mount St Mary’s University Inc MD†	5.00%		9/1/2027	BB+	860,000	862,108
County of Frederick-Mount St Mary’s University Inc MD†	5.00%		9/1/2032	BB+	2,400,000	2,381,642
County of Lincoln-Augustana College Association SD	4.00%		8/1/2041	BBB-	500,000	442,323
Development Authority Of The City Of Marietta-Life University Inc GA†	5.00%		11/1/2027	B1	1,050,000	1,052,767
Development Authority Of The City Of Marietta-Life University Inc GA†	5.00%		11/1/2037	B1	4,750,000	4,588,661
District of Columbia-Georgetown University/The	5.00%	#(a)	4/1/2060	A-	6,000,000	6,570,069
Dutchess County Local Development Corp.-Bard College NY	5.00%		7/1/2040	BBB+	1,150,000	1,166,442
Florida Higher Educational Facilities Financing Authority-Keiser University Obligated Group†	6.00%		7/1/2045	BB+	15,000,000	15,226,039
Illinois Finance Authority-Illinois Institute of Technology	4.00%		9/1/2035	Ba2	2,600,000	2,328,232
Illinois Finance Authority-Illinois Institute of Technology	5.00%		9/1/2030	Ba2	625,000	622,156
Illinois Finance Authority-Illinois Institute of Technology	5.00%		9/1/2031	Ba2	1,100,000	1,092,393
Illinois Finance Authority-Illinois Institute of Technology	5.00%		9/1/2032	Ba2	1,100,000	1,088,630
Illinois Finance Authority-Illinois Institute of Technology	5.00%		9/1/2033	Ba2	1,000,000	985,704
Illinois Finance Authority-Illinois Institute of Technology	5.00%		9/1/2034	Ba2	3,720,000	3,656,140
Illinois Finance Authority-Illinois Institute of Technology	5.00%		9/1/2036	Ba2	3,225,000	3,153,217
Illinois Finance Authority-University of Chicago/The	4.00%		10/1/2038	Aa2	5,130,000	5,130,107
Indiana Finance Authority-Ohio Valley Electric Corp	4.25%		11/1/2030	Baa3	14,550,000	14,930,906

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Industrial Development Authority of the City of Phoenix Arizona-BASIS Schools Inc Obligated Group AZ†	5.00%		7/1/2035	BB+	$2,350,000	$2,350,290
IPS Multi-School Building Corp.-Indianapolis Board of School Commissioners IN (ST INTERCEPT)	5.00%		7/15/2041	Aa2	2,125,000	2,272,996
Lehigh County General Purpose Authority-Muhlenberg College PA	5.00%		2/1/2039	A3	6,495,000	6,515,904
Massachusetts Development Finance Agency-President and Fellows of Harvard College(b)	4.00%		2/15/2036	AAA	7,400,000	7,864,625
Massachusetts Development Finance Agency-President and Fellows of Harvard College	4.00%		7/15/2036	AAA	5,475,000	5,437,656
Massachusetts Development Finance Agency-President and Fellows of Harvard College	5.00%	#(a)	5/15/2055	AAA	13,000,000	14,900,224
Massachusetts Development Finance Agency-Suffolk University	5.50%		7/1/2041	Baa3	4,125,000	4,347,009
Massachusetts Development Finance Agency-Suffolk University	5.50%		7/1/2045	Baa3	2,350,000	2,431,427
Massachusetts School Building Authority	5.00%		2/15/2036	AA	2,250,000	2,594,703
Massachusetts School Building Authority	5.00%		2/15/2037	AA	6,250,000	7,141,604
Massachusetts School Building Authority	5.00%		2/15/2038	AA	3,000,000	3,401,881
Miami-Dade County Educational Facilities Authority-University of Miami FL	5.00%		4/1/2041	A2	3,500,000	3,747,966
Miami-Dade County Educational Facilities Authority-University of Miami FL	5.00%		4/1/2042	A2	16,000,000	17,030,072
New Jersey Institute of Technology (BAM)	5.00%		7/1/2036	AA	1,000,000	1,134,671
New Jersey Institute of Technology (BAM)	5.00%		7/1/2039	AA	1,500,000	1,665,308
New Jersey Institute of Technology (BAM)	5.00%		7/1/2040	AA	1,200,000	1,324,964
New Jersey Institute of Technology (BAM)	5.00%		7/1/2041	AA	2,000,000	2,196,066
New Jersey Institute of Technology (BAM)	5.00%		7/1/2042	AA	2,125,000	2,319,170
New Jersey Institute of Technology (BAM)	5.00%		7/1/2043	AA	4,000,000	4,335,835
New York State Dormitory Authority-Barnard College	5.25%		7/1/2038	A	4,000,000	4,466,640
New York State Dormitory Authority-Barnard College	5.25%		7/1/2039	A	5,300,000	5,886,190
New York State Dormitory Authority-Barnard College	5.25%		7/1/2040	A	5,345,000	5,899,676

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority-Barnard College	5.25%	7/1/2041	A	$5,000,000	$5,492,743
New York State Dormitory Authority-Barnard College	5.25%	7/1/2042	A	4,230,000	4,615,556
New York State Dormitory Authority-Icahn School of Medicine Mount Sinai	5.00%	7/1/2027	BBB	10,000,000	10,019,177
New York State Dormitory Authority-New School	5.00%	7/1/2035	Baa1	5,345,000	5,396,330
New York State Dormitory Authority-New School	5.00%	7/1/2036	Baa1	4,405,000	4,444,092
New York State Dormitory Authority-New School	5.00%	7/1/2037	Baa1	7,800,000	7,862,164
New York State Dormitory Authority-New York University	5.00%	7/1/2038	Aa2	9,325,000	10,617,023
New York State Dormitory Authority-New York University	5.00%	7/1/2042	Aa2	18,295,000	20,133,982
New York State Dormitory Authority-Yeshiva University	5.00%	7/15/2031	BBB-	2,705,000	2,861,653
New York State Dormitory Authority-Yeshiva University	5.00%	7/15/2037	BBB-	11,000,000	11,337,484
New York State Dormitory Authority (AG)	5.00%	10/1/2031	AA	10,000	10,572
New York State Dormitory Authority (AG), (ST AID WITHHLDG)	5.00%	10/1/2036	AA	4,750,000	5,370,742
New York State Dormitory Authority (AG), (ST AID WITHHLDG)	5.00%	10/1/2037	AA	9,200,000	9,933,223
Ohio Higher Educational Facility Commission-University of Dayton	5.00%	2/1/2040	A+	1,100,000	1,194,337
Ohio Higher Educational Facility Commission-University of Dayton	5.00%	2/1/2041	A+	1,300,000	1,404,048
Ohio Higher Educational Facility Commission-University of Dayton	5.00%	2/1/2042	A+	1,700,000	1,823,784
Ohio Higher Educational Facility Commission-Xavier University	5.00%	5/1/2032	Baa3	1,270,000	1,351,727
Ohio Higher Educational Facility Commission-Xavier University	5.00%	5/1/2034	Baa3	2,175,000	2,322,289
Ohio Higher Educational Facility Commission-Xavier University	5.00%	5/1/2036	Baa3	2,320,000	2,434,420
Ohio Higher Educational Facility Commission-Xavier University	5.00%	5/1/2037	Baa3	1,415,000	1,471,601

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Ohio Higher Educational Facility Commission-Xavier University	5.00%	5/1/2040	Baa3	$1,575,000	$1,607,880
Ohio Higher Educational Facility Commission-Xavier University	5.00%	5/1/2042	Baa3	1,575,000	1,591,206
Pennsylvania Higher Educational Facilities Authority-Pennsylvania’s State System of Higher Education	4.00%	6/15/2036	Aa3	7,640,000	7,590,252
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.00%	6/15/2044	NR	2,000,000	1,841,629
State of Nevada Department of Business & Industry-Somerset Academy NLV Building 1/Sky Pointe/Stephanie/Losee Campuses†	4.50%	12/15/2029	BB+	335,000	335,065
State of Nevada Department of Business & Industry-Somerset Academy NLV Building 1/Sky Pointe/Stephanie/Losee Campuses†	5.00%	12/15/2038	BB+	1,000,000	1,000,012
University of Akron OH	5.00%	1/1/2035	A3	3,465,000	3,477,834
University of California	5.50%	5/15/2040	AA	15,000,000	17,474,070
University of Illinois	5.00%	10/1/2035	A2	885,000	965,369
University of Illinois	5.00%	10/1/2036	A2	920,000	996,796
University of Illinois	5.00%	10/1/2037	A2	800,000	861,383
University of Illinois	5.00%	10/1/2038	A2	800,000	855,148
University of Illinois	5.50%	10/1/2039	A2	1,360,000	1,490,277
University of Illinois	5.50%	10/1/2042	A2	1,650,000	1,789,113
University of Illinois (AG)	4.00%	4/1/2033	AA	4,905,000	4,965,938
University of Kentucky (ST INTERCEPT)	4.00%	10/1/2036	AA+	3,000,000	2,999,923
University of Kentucky (ST INTERCEPT)	4.75%	4/1/2034	AA+	3,000,000	3,007,499
University of Vermont and State Agricultural College	4.00%	10/1/2038	Aa3	5,000,000	5,022,625
Total					432,870,802

Financial Services 0.02%
New Jersey Higher Education Student Assistance Authority AMT	3.75%	12/1/2030	Aaa	470,000	470,692
New Jersey Higher Education Student Assistance Authority AMT	4.00%	12/1/2032	Aaa	390,000	390,113
New Jersey Higher Education Student Assistance Authority AMT	4.00%	12/1/2034	Aaa	355,000	354,996
Total					1,215,801

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation 9.25%
Arapahoe County Water & Wastewater Public Improvement District CO GO	3.00%		12/1/2039	AA-	$4,870,000	$4,231,640
Bexar County Hospital District TX GO	3.00%		2/15/2037	Aa1	3,185,000	2,787,660
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	10,000,000	10,459,874
California State Public Works Board-State of California Department of General Services	5.00%		4/1/2040	Aa3	4,200,000	4,609,175
California State Public Works Board-State of California Department of General Services	5.00%		4/1/2042	Aa3	6,035,000	6,549,737
Chabot-Las Positas Community College District CA GO	3.00%		8/1/2038	AA	2,500,000	2,326,544
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	3,000,000	3,052,656
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	1,500,000	1,518,250
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+	900,000	902,622
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	475,000	476,505
Chicago Board of Education IL GO	5.00%		12/1/2035	BB+	450,000	450,280
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	7,300,000	7,305,870
Chicago Board of Education IL GO	5.00%		12/1/2039	BB+	2,340,000	2,283,626
Chicago Board of Education IL GO	5.50%		12/1/2034	BB+	9,455,000	10,113,293
Chicago Board of Education IL GO	5.50%		12/1/2037	BB+	2,000,000	2,085,349
Chicago Board of Education IL GO	5.50%		12/1/2038	BB+	2,250,000	2,332,903
Chicago Board of Education IL GO	6.00%		12/1/2037	BB+	12,500,000	13,621,774
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+	5,000,000	5,208,218
City of Bellevue WA GO	4.00%		12/1/2030	AAA	5,590,000	5,594,007
City of Chicago IL GO	5.00%		1/1/2031	BBB	2,210,000	2,211,545
City of Chicago IL GO	5.00%		1/1/2042	BBB	34,540,000	34,165,617
City of Chicago IL GO	5.50%		1/1/2039	BBB	6,000,000	6,219,256
City of Chicago IL GO	5.50%		1/1/2041	BBB	5,000,000	5,211,326
City of Chicago IL GO	5.50%		1/1/2049	BBB	1,140,000	1,120,757
City of Chicago IL GO	6.00%		1/1/2043	BBB	3,000,000	3,239,397
City of Cleveland OH GO	3.00%		12/1/2039	AA+	1,700,000	1,472,309
City of Frisco TX GO	5.00%		2/15/2041	AAA	4,445,000	4,813,012
City of Houston TX GO	5.00%		3/1/2038	Aa3	1,000,000	1,082,348
City of Houston TX GO	5.00%		3/1/2041	AA	3,750,000	4,034,801
City of Houston TX GO	5.25%		3/1/2039	Aa3	4,610,000	5,033,868
City of Houston TX GO	5.25%		3/1/2040	Aa3	5,800,000	6,302,512

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
City of Hutto TX GO (BAM)	5.00%	8/1/2040	AA	$2,145,000	$2,328,855
City of Hutto TX GO (BAM)	5.00%	8/1/2041	AA	3,500,000	3,783,842
City of New York NY GO	5.00%	6/1/2035	AA	10,000	10,015
City of New York NY GO	5.00%	10/1/2036	AA	1,250,000	1,360,093
City of New York NY GO(b)	5.00%	2/1/2037	AA	2,250,000	2,523,405
City of New York NY GO(b)	5.00%	2/1/2038	AA	2,000,000	2,225,594
City of New York NY GO(b)	5.00%	2/1/2039	AA	3,750,000	4,139,448
City of New York NY GO	5.00%	4/1/2040	AA	2,000,000	2,155,896
Clark County School District NV GO	5.00%	6/15/2041	AA-	10,645,000	11,347,685
Commonwealth of Massachusetts GO	5.00%	12/1/2041	AA+	1,750,000	1,940,534
Commonwealth of Massachusetts GO	5.00%	12/1/2042	AA+	5,000,000	5,500,161
Commonwealth of Puerto Rico GO	Zero Coupon	7/1/2033	NR	1,727,569	1,255,690
Commonwealth of Puerto Rico GO	4.00%	7/1/2035	NR	11,385,659	11,227,224
Commonwealth of Puerto Rico GO	4.00%	7/1/2037	NR	3,035,632	2,933,862
Commonwealth of Puerto Rico GO	4.00%	7/1/2041	NR	5,000,000	4,632,764
Commonwealth of Puerto Rico GO	4.00%	7/1/2046	NR	1,917,657	1,647,841
Commonwealth of Puerto Rico GO	5.625%	7/1/2029	NR	5,336,508	5,636,442
Commonwealth of Puerto Rico GO	5.75%	7/1/2031	NR	1,415,665	1,546,344
Cook County Township High School District No. 201 J Sterling Morton IL GO (AG)	5.00%	6/1/2037	AA	1,000,000	1,116,205
Cook County Township High School District No. 201 J Sterling Morton IL GO (AG)	5.00%	6/1/2038	AA	1,190,000	1,315,203
Cook County Township High School District No. 201 J Sterling Morton IL GO (AG)	5.00%	6/1/2039	AA	1,225,000	1,337,999
Cook County Township High School District No. 201 J Sterling Morton IL GO (AG)	5.00%	6/1/2041	AA	2,810,000	3,029,921
Cook County Township High School District No. 201 J Sterling Morton IL GO (AG)	5.00%	6/1/2042	AA	1,400,000	1,503,125
Cook County Township High School District No. 201 J Sterling Morton IL GO (AG)	5.00%	6/1/2043	AA	2,420,000	2,586,674
County of Clark NV GO	3.00%	7/1/2038	AAA	4,000,000	3,588,983
County of Collin TX GO	3.00%	2/15/2039	AAA	5,420,000	4,628,619
County of Travis TX GO	3.00%	3/1/2038	AAA	4,410,000	3,994,270

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Dallas Independent School District TX GO (PSF-GTD)	3.00%	2/15/2039	AAA	$5,340,000	$4,652,998
Davis Joint Unified School District CA GO (BAM)	3.00%	8/1/2038	AA	3,140,000	2,792,571
Denton Independent School District TX GO (PSF-GTD)	5.00%	8/15/2039	AAA	5,500,000	5,969,072
Galena Park Independent School District TX GO (PSF-GTD)	3.00%	8/15/2039	Aaa	6,960,000	6,170,316
Jackson County School District GA GO (ST AID WITHHLDG)	5.00%	3/1/2036	AA+	3,000,000	3,405,297
Jackson County School District GA GO (ST AID WITHHLDG)	5.00%	3/1/2037	AA+	6,500,000	7,321,452
Jackson County School District GA GO (ST AID WITHHLDG)	5.00%	3/1/2038	AA+	5,000,000	5,593,226
Jackson County School District GA GO (ST AID WITHHLDG)	5.00%	3/1/2039	AA+	5,000,000	5,557,325
Janesville School District WI GO	5.00%	3/1/2035	Aa2	2,500,000	2,771,990
Janesville School District WI GO	5.00%	3/1/2036	Aa2	5,575,000	6,134,541
Janesville School District WI GO	5.00%	3/1/2037	Aa2	3,160,000	3,447,308
Louisiana Stadium & Exposition District	5.00%	7/1/2039	A2	6,550,000	7,039,923
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2037	A1	4,000,000	4,374,925
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2037	A1	4,000,000	4,374,925
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%	6/15/2036	A1	2,000,000	2,222,410
New York State Dormitory Authority (BAM)	5.00%	10/1/2035	AA	5,000,000	5,379,368
Northside Independent School District TX GO (PSF-GTD)	3.00%	8/15/2038	Aaa	3,250,000	2,878,647
Palm Beach County School District FL COPS	5.00%	8/1/2037	Aa3	1,000,000	1,086,901
Palm Beach County School District FL COPS	5.00%	8/1/2038	Aa3	2,375,000	2,565,776
Palm Beach County School District FL COPS	5.00%	8/1/2039	Aa3	2,250,000	2,418,014
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Department of Transportation AMT	5.50%	6/30/2037	Baa2	5,575,000	6,050,935
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Department of Transportation AMT	5.50%	6/30/2038	Baa2	6,200,000	6,667,819

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Sheboygan Area School District WI GO	3.00%	3/1/2039	Aa1	$2,005,000	$1,788,063
Sheboygan Area School District WI GO	3.00%	3/1/2040	Aa1	2,000,000	1,745,645
Sheboygan Area School District WI GO	3.00%	3/1/2041	Aa1	2,425,000	2,082,439
State of California GO	5.00%	3/1/2042	Aa2	4,925,000	5,432,632
State of Illinois GO	4.00%	10/1/2034	A2	5,000,000	5,001,440
State of Illinois GO	5.00%	2/1/2028	A2	13,620,000	13,844,893
State of Illinois GO	5.00%	11/1/2029	A2	2,800,000	2,831,056
State of Illinois GO	5.00%	11/1/2032	A2	9,200,000	9,283,229
State of Illinois GO	5.00%	10/1/2033	A2	5,000,000	5,175,212
State of Illinois GO	5.00%	5/1/2040	A2	6,000,000	6,328,322
State of Illinois GO	5.00%	5/1/2041	A2	6,000,000	6,287,177
State of Illinois GO	5.00%	12/1/2042	A2	11,320,000	11,714,800
State of Illinois GO	5.25%	10/1/2036	A2	12,540,000	13,547,776
State of Illinois GO	5.25%	5/1/2042	A2	15,000,000	15,890,227
State of Illinois GO	5.25%	5/1/2043	A2	7,830,000	8,251,080
State of Illinois GO	5.50%	5/1/2039	A2	11,000,000	11,595,257
State of Mississippi GO	3.00%	6/1/2038	AA	4,500,000	3,973,398
State of West Virginia GO	5.00%	12/1/2034	Aa2	5,000,000	5,203,519
Town of Oyster Bay NY GO (AG)	2.00%	3/1/2031	AA	2,040,000	1,869,331
Waller Consolidated Independent School District TX GO (PSF-GTD)	5.00%	2/15/2039	AAA	2,095,000	2,304,608
Waller Consolidated Independent School District TX GO (PSF-GTD)	5.00%	2/15/2040	AAA	3,545,000	3,874,306
Waller Consolidated Independent School District TX GO (PSF-GTD)	5.00%	2/15/2041	AAA	2,500,000	2,713,777
Waller Consolidated Independent School District TX GO (PSF-GTD)	5.00%	2/15/2042	AAA	3,180,000	3,428,746
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%	7/15/2039	AA	4,400,000	4,745,093
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%	7/15/2041	AA	7,000,000	7,454,821
Total					505,356,011

Health Care 17.20%
Allegheny County Hospital Development Authority-Allegheny Health Network Obligated Group PA	5.00%	4/1/2031	A	16,000,000	16,584,627
Allegheny County Hospital Development Authority-Allegheny Health Network Obligated Group PA	5.00%	4/1/2036	A	8,000,000	8,234,247

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2031	BBB-	$7,000,000	$6,962,179
Arizona Industrial Development Authority-Navajo Health Foundation-Sage Memorial Hospital Inc Obligated Group†	7.125%	5/1/2044	NR	3,875,000	4,058,162
Astoria Hospital Facilities Authority-Columbia Lutheran Charities Obligated Group OR	5.00%	8/1/2034	BBB	12,250,000	13,304,099
Berks County Municipal Authority-Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR	5,774,000	4,261,703
Berks County Municipal Authority-Tower Health Obligated Group PA	5.00%	6/30/2039	NR	11,556,000	10,881,616
Berks County Municipal Authority-Tower Health Obligated Group PA	6.00%	6/30/2034	NR	861,962	918,976
Berks County Municipal Authority-Tower Health Obligated Group PA	8.00%	6/30/2034	NR	1,720,232	1,756,521
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.25%	12/1/2035	BB	3,000,000	3,000,485
Brevard County Health Facilities Authority-Health First Inc Obligated Group FL	5.00%	4/1/2038	A	7,000,000	7,549,373
Brevard County Health Facilities Authority-Health First Inc Obligated Group FL	5.00%	4/1/2039	A	5,500,000	5,889,408
Build NYC Resource Corp.-RiverSpring Health Senior Living Inc Obligated Group NY	5.00%	12/15/2031	NR	11,415,000	11,252,011
California Health Facilities Financing Authority-Adventist Health System/West Obligated Group	4.00%	3/1/2039	BBB+	3,915,000	3,673,224
California Health Facilities Financing Authority-Adventist Health System/West Obligated Group	5.00%	12/1/2035	BBB+	10,000,000	11,054,435
California Health Facilities Financing Authority-Adventist Health System/West Obligated Group	5.00%	12/1/2037	BBB+	5,000,000	5,370,533
California Health Facilities Financing Authority-Adventist Health System/West Obligated Group	5.25%	12/1/2040	BBB+	3,000,000	3,225,460
California Health Facilities Financing Authority-Adventist Health System/West Obligated Group	5.25%	12/1/2041	BBB+	3,000,000	3,189,587

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Health Facilities Financing Authority-Adventist Health System/West Obligated Group	5.25%		12/1/2042	BBB+		$5,500,000	$5,811,385
California Health Facilities Financing Authority-Providence St Joseph Health Obligated Group	5.25%	#(a)	10/1/2050	A		6,000,000	6,729,656
California Health Facilities Financing Authority-Rady Children’s Hospital Obligated Group(b)	5.00%	#(a)	8/15/2065	AA		20,000,000	22,599,672
California Municipal Finance Authority-Eisenhower Medical Center	5.00%		7/1/2033	Baa2		4,015,000	4,073,285
California Municipal Finance Authority-Palomar Health Obligated Group COPS†	5.00%		11/1/2027	CCC+		5,000,000	4,966,296
California Statewide Communities Development Authority†	5.00%		10/1/2035	AA-		10,000,000	11,283,515
California Statewide Communities Development Authority-John Muir Health Obligated Group	5.00%		12/1/2043	A		4,510,000	4,870,309
California Statewide Communities Development Authority-John Muir Health Obligated Group	5.25%		12/1/2042	A		3,510,000	3,870,866
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.00%		12/1/2033	BB+		1,000,000	1,030,088
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.25%		12/1/2034	BB+		5,000,000	5,005,556
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.25%		12/1/2038	BB+		1,500,000	1,537,536
Capital Trust Authority-AIDS Healthcare Foundation Obligated Group FL	4.75%		12/1/2042	Baa2		1,100,000	1,100,786
Chattanooga Health Educational & Housing Facility Board-Erlanger Health Obligated Group TN	5.25%		12/1/2041	A		1,000,000	1,082,743
Chattanooga Health Educational & Housing Facility Board-Erlanger Health Obligated Group TN	5.25%		12/1/2042	A		3,025,000	3,257,398
Citizens Memorial Hospital District MO	5.00%		12/1/2026	NR		8,825,000	8,845,057
City of Atlantic Beach-Naval Continuing Care Retirement Foundation Obligated Group FL	5.00%		11/15/2028	BBB	(d)	1,270,000	1,271,367

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
City of Blaine-Crest View Obligated Group MN(c)	5.125%	7/1/2025	NR	$549,554	$522,076
City of Minneapolis/St. Paul Housing & Redevelopment Authority-Children’s Health Care Obligated Group MN	5.00%	8/15/2040	AA-	2,100,000	2,247,387
City of Minneapolis/St. Paul Housing & Redevelopment Authority-Children’s Health Care Obligated Group MN	5.00%	8/15/2041	AA-	3,000,000	3,180,648
City of Minneapolis/St. Paul Housing & Redevelopment Authority-Children’s Health Care Obligated Group MN	5.00%	8/15/2042	AA-	2,750,000	2,901,395
City of South Miami Health Facilities Authority, Inc.-Baptist Health South Florida Foundation Inc FL	5.00%	8/15/2037	AA-	4,000,000	4,075,452
City of South Miami Health Facilities Authority, Inc.-Baptist Health South Florida Obligated Group FL	5.00%	8/15/2035	AA-	10,000,000	11,263,171
City of St. Cloud-CentraCare Health System Obligated Group MN	5.00%	5/1/2041	A2	3,000,000	3,203,313
Colorado Health Facilities Authority-CommonSpirit Health Obligated Group	5.00%	9/1/2035	A-	19,000,000	20,919,747
Colorado Health Facilities Authority-CommonSpirit Health Obligated Group	5.25%	11/1/2038	A-	2,095,000	2,269,383
Connecticut State Health & Educational Facilities Authority-Griffin Health Obligated Group†	5.00%	7/1/2034	BB+	225,000	227,772
Connecticut State Health & Educational Facilities Authority-Griffin Health Obligated Group†	5.00%	7/1/2039	BB+	1,000,000	993,355
County of Cuyahoga-MetroHealth System OH	5.00%	2/15/2037	BBB-	6,400,000	6,419,974
County of Montgomery-Premier Health Partners Obligated Group OH	4.00%	11/15/2039	Baa1	6,000,000	5,674,171
County of Muskingum-Genesis Healthcare System Obligated Group OH	5.00%	2/15/2033	BB+	12,355,000	12,363,770
County of Washington-Marietta Area Health Care Inc Obligated Group OH	5.50%	12/1/2027	NR	4,575,000	4,621,509
County of Washington-Marietta Area Health Care Inc Obligated Group OH	6.375%	12/1/2037	NR	10,000,000	10,636,842
County of Washington-Marietta Area Health Care Inc Obligated Group OH	6.625%	12/1/2042	NR	2,540,000	2,682,111

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Crawford County Hospital Authority-Meadville Medical Center Obligated Group PA	6.00%	6/1/2036	NR	$3,830,000	$3,833,052
District of Columbia-Children’s National Medical Center Obligated Group	5.00%	7/15/2034	A1	5,000,000	5,004,372
Doylestown Hospital Authority-Doylestown Hospital Obligated Group PA†	5.00%	7/1/2031	NR	985,000	1,032,420
Doylestown Hospital Authority-Doylestown Hospital Obligated Group PA†	5.375%	7/1/2039	NR	2,000,000	2,165,850
Franklin County Industrial Development Authority-Menno-Haven Inc Obligated Group PA	5.00%	12/1/2031	NR	1,000,000	1,009,165
Franklin County Industrial Development Authority-Menno-Haven Inc Obligated Group PA	5.00%	12/1/2033	NR	1,000,000	1,007,138
Glendale Industrial Development Authority-Beatitudes Campus Obligated Group AZ	5.00%	11/15/2036	NR	1,500,000	1,300,646
Greater Texas Cultural Education Facilities Finance Corp.-Texas Biomedical Research Institute TX	5.00%	6/1/2039	Baa2	3,900,000	4,042,043
Greater Texas Cultural Education Facilities Finance Corp.-Texas Biomedical Research Institute TX	5.00%	6/1/2040	Baa2	4,040,000	4,145,322
Greater Texas Cultural Education Facilities Finance Corp.-Texas Biomedical Research Institute TX	5.00%	6/1/2042	Baa2	3,990,000	4,017,452
Greeneville Health & Educational Facilities Board-Ballad Health Obligated Group TN	5.00%	7/1/2035	A-	10,510,000	10,868,500
Greeneville Health & Educational Facilities Board-Ballad Health Obligated Group TN	5.00%	7/1/2036	A-	8,500,000	8,771,586
Greeneville Health & Educational Facilities Board-Ballad Health Obligated Group TN	5.00%	7/1/2037	A-	16,655,000	17,157,130
Hospitals & Higher Education Facilities Authority of Philadelphia-Temple University Health Obligated Group PA	5.00%	7/1/2032	BBB	4,055,000	4,095,792
Illinois Finance Authority-Advocate Aurora Health Obligated Group	4.00%	8/1/2038	AA	11,605,000	11,063,209
Illinois Finance Authority-Ascension Health Credit Group	4.00%	2/15/2033	AA	1,460,000	1,464,363
Illinois Finance Authority-OSF Healthcare System Obligated Group	5.00%	11/15/2045	A	3,250,000	3,249,963

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Illinois Finance Authority-University of Chicago Medical Center Obligated Group	4.00%		8/15/2041	A+		$10,000,000	$9,431,811
Indiana Finance Authority-Ascension Health Credit Group	5.00%		11/15/2041	AA		22,000,000	23,847,190
Indiana Finance Authority-Ascension Health Credit Group	5.00%		11/15/2042	AA		12,250,000	13,163,388
Iowa Finance Authority-Lifespace Communities Inc Obligated Group	5.00%		5/15/2039	BBB	(d)	2,500,000	2,567,029
Iowa Finance Authority-Lifespace Communities Inc Obligated Group	5.00%		5/15/2044	BBB	(d)	3,100,000	3,090,951
Kentucky Economic Development Finance Authority-Masonic Homes of Kentucky Inc Obligated Group	5.375%		11/15/2032	NR		1,185,000	1,156,738
Kentucky Economic Development Finance Authority-Owensboro Health Inc Obligated Group	5.00%		6/1/2029	Baa2		4,235,000	4,290,884
Kentucky Economic Development Finance Authority-Owensboro Health Inc Obligated Group	5.00%		6/1/2032	Baa2		6,000,000	6,054,266
King County Public Hospital District No. 4 WA	6.625%		12/1/2045	NR		7,000,000	7,018,537
Louisville/Jefferson County Metropolitan Government-Norton Healthcare Obligated Group KY	5.00%		10/1/2040	A		3,500,000	3,707,303
Maricopa County Industrial Development Authority-HonorHealth Obligated Group AZ	5.00%		9/1/2033	A2		500,000	520,046
Maricopa County Industrial Development Authority-HonorHealth Obligated Group AZ	5.00%		9/1/2034	A2		1,000,000	1,038,203
Maricopa County Industrial Development Authority-HonorHealth Obligated Group AZ	5.00%		9/1/2035	A2		1,000,000	1,035,898
Maricopa County Industrial Development Authority-HonorHealth Obligated Group AZ	5.00%		9/1/2036	A2		1,800,000	1,859,639
Maryland Health & Higher Educational Facilities Authority-University of Maryland Medical System Obligated Group	5.00%	#(a)	7/1/2045	A		5,000,000	5,372,019
Massachusetts Development Finance Agency-Boston Medical Center Corp Obligated Group	5.00%		7/1/2034	BBB		5,255,000	5,264,913

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	4.00%		7/1/2035	BBB-	$2,000,000	$1,920,547
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	4.00%		7/1/2037	BBB-	3,930,000	3,704,463
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%		7/1/2038	BBB-	3,100,000	3,119,311
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%		7/1/2039	BBB-	2,750,000	2,761,092
Miami Beach Health Facilities Authority-Mount Sinai Medical Center of Florida Obligated Group FL	5.00%		11/15/2030	A2	2,500,000	2,502,916
Michigan Finance Authority-Bronson Health Care Group Obligated Group	5.00%		5/15/2036	A1	20,000,000	20,058,716
Michigan Finance Authority-McKenzie Memorial Hospital	4.00%		1/1/2028	NR	12,295,000	12,311,587
Michigan Finance Authority-McLaren Health Care Corp Obligated Group	5.00%		5/15/2033	A1	4,030,000	4,045,059
Michigan Finance Authority-McLaren Health Care Corp Obligated Group	5.00%		5/15/2035	A1	4,945,000	4,961,654
Michigan Finance Authority-McLaren Health Care Obligated Group	5.00%		5/15/2032	A1	10,390,000	10,428,693
Michigan Finance Authority Provident Group-HFH Energy LLC	5.00%		2/28/2038	A3	2,060,000	2,192,347
Michigan Finance Authority Provident Group-HFH Energy LLC	5.25%		2/29/2040	A3	1,400,000	1,496,865
Michigan Finance Authority Provident Group-HFH Energy LLC	5.25%		2/28/2042	A3	1,860,000	1,963,406
Michigan State Hospital Finance Authority-Corewell Health Obligated Group	5.00%	#(a)	8/15/2055	AA	13,000,000	14,191,267
Minnesota Agricultural & Economic Development Board-HealthPartners Obligated Group	5.00%		1/1/2041	A	4,000,000	4,247,874
Minnesota Agricultural & Economic Development Board-HealthPartners Obligated Group	5.00%		1/1/2042	A	4,985,000	5,252,008
Monroe County Hospital Authority-Centurion Foundation Lehigh Valley LLC PA†	5.10%		6/15/2039	NR	10,000,000	9,796,699
Montgomery County Higher Education & Health Authority-Thomas Jefferson University Obligated Group PA	4.00%		9/1/2036	A	1,350,000	1,344,752

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Montgomery County Higher Education & Health Authority-Thomas Jefferson University Obligated Group PA	4.00%	9/1/2038	A	$2,250,000	$2,198,417
Montgomery County Industrial Development Authority-Whitemarsh Continuing Care Retirement Community Obligated PA	5.00%	1/1/2030	NR	1,640,000	1,641,186
New Hampshire Business Finance Authority	5.43%	8/15/2035	NR	5,380,000	5,330,139
New Hampshire Business Finance Authority-Centurion Foundation Wilkens Avenue LLC	5.00%	9/15/2035	NR	4,910,000	4,760,955
New Hampshire Business Finance Authority-NFA UH SPV LLC†	5.625%	12/15/2033	NR	4,245,000	4,324,860
New Hampshire Business Finance Authority-Novant Health Obligated Group	5.00%	12/1/2035	A+	5,500,000	6,029,428
New Hampshire Business Finance Authority-Novant Health Obligated Group	5.25%	6/1/2042	A+	5,500,000	5,832,023
New Hope Cultural Education Facilities Finance Corp.-Bella Vida Forefront Living Obligated Group TX	4.25%	10/1/2030	NR	1,500,000	1,485,190
New Hope Cultural Education Facilities Finance Corp.-SLF CHP LLC TX†	6.25%	7/1/2045	NR	4,000,000	4,004,759
New Hope Cultural Education Facilities Finance Corp.-Children’s Health System of Texas Obligated Group TX	5.25%	8/15/2041	AA	5,000,000	5,532,699
New Hope Cultural Education Facilities Finance Corp.-Children’s Health System of Texas Obligated Group TX	5.25%	8/15/2042	AA	5,000,000	5,481,900
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2035	BBB-	3,185,000	3,188,177
New Jersey Health Care Facilities Financing Authority-University Hospital (AG)	5.00%	7/1/2028	AA	2,000,000	2,037,278
New York State Dormitory Authority-Catholic Health System Obligated Group	4.00%	7/1/2037	B	1,300,000	1,144,066
New York State Dormitory Authority-Catholic Health System Obligated Group	4.00%	7/1/2039	B	2,305,000	1,976,293
New York State Dormitory Authority-Catholic Health System Obligated Group	4.00%	7/1/2040	B	1,810,000	1,537,179
New York State Dormitory Authority-Catholic Health System Obligated Group	5.00%	7/1/2036	B	1,945,000	1,895,471

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2026	Ba3	$1,500,000	$1,505,504
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	Ba3	2,700,000	2,686,093
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2030	Ba3	1,100,000	1,089,398
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2031	Ba3	1,600,000	1,576,284
New York State Dormitory Authority-Montefiore Obligated Group	5.25%	11/1/2041	BBB-	1,750,000	1,840,948
New York State Dormitory Authority-Montefiore Obligated Group	5.25%	11/1/2042	BBB-	1,500,000	1,567,815
New York State Dormitory Authority-Montefiore Obligated Group	5.25%	11/1/2043	BBB-	1,400,000	1,455,665
New York State Dormitory Authority-Montefiore Obligated Group	5.50%	11/1/2044	BBB-	1,125,000	1,187,144
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.00%	10/1/2034	BBB-	1,240,000	1,341,834
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.00%	10/1/2035	BBB-	1,000,000	1,074,657
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.00%	10/1/2036	BBB-	1,305,000	1,391,999
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.00%	10/1/2037	BBB-	1,620,000	1,716,118
New York State Dormitory Authority-White Plains Hospital Obligated Group (AG)	5.25%	10/1/2040	AA	1,500,000	1,626,063
New York State Dormitory Authority-White Plains Hospital Obligated Group (AG)	5.25%	10/1/2041	AA	1,800,000	1,945,639
New York State Dormitory Authority-White Plains Hospital Obligated Group (AG)	5.25%	10/1/2042	AA	3,475,000	3,734,659
New York State Dormitory Authority-White Plains Hospital Obligated Group (AG)	5.25%	10/1/2043	AA	1,750,000	1,869,695
North Carolina Medical Care Commission-Penick Village Obligated Group	4.25%	9/1/2028	NR	1,090,000	1,092,453
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%	8/15/2033	BB+	3,920,000	3,998,239

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%	8/15/2038	BB+	$10,050,000	$10,140,255
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.25%	8/15/2043	BB+	6,710,000	6,749,425
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%	8/15/2037	NR	2,770,000	2,868,716
Orange County Health Facilities Authority-Orlando Health Obligated Group FL	5.00%	10/1/2037	A+	2,495,000	2,700,776
Orange County Health Facilities Authority-Orlando Health Obligated Group FL	5.00%	10/1/2038	A+	1,530,000	1,646,808
Orange County Health Facilities Authority-Orlando Health Obligated Group FL	5.00%	10/1/2041	A+	3,750,000	4,010,810
Orange County Health Facilities Authority-Orlando Health Obligated Group FL	5.00%	10/1/2042	A+	5,000,000	5,316,916
Palomar Health Obligated Group CA	5.00%	11/1/2036	CCC+	5,280,000	5,155,481
Pennsylvania Economic Development Financing Authority-UPMC Obligated Group PA	4.00%	4/15/2038	A	3,095,000	3,030,179
Pennsylvania Economic Development Financing Authority-UPMC Obligated Group(b)	5.00%	6/15/2036	A	5,000,000	5,538,144
Pennsylvania Economic Development Financing Authority-UPMC Obligated Group(b)	5.00%	12/15/2038	A	6,600,000	7,150,665
Pennsylvania Higher Educational Facilities Authority-Thomas Jefferson University Obligated Group	4.00%	11/1/2042	A	13,960,000	13,078,443
Pennsylvania Higher Educational Facilities Authority-Thomas Jefferson University Obligated Group	5.25%	11/1/2040	A	5,000,000	5,368,373
Pennsylvania Higher Educational Facilities Authority-Thomas Jefferson University Obligated Group	5.25%	11/1/2041	A	9,000,000	9,687,388
Philadelphia Authority for Industrial Development-Thomas Jefferson University Obligated Group PA	5.00%	9/1/2035	A	5,000,000	5,053,104
Public Finance Authority-Proton International Alabama LLC WI†(c)	6.85%	10/1/2047	NR	1,410,000	141,000

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Public Finance Authority-RBS Evolution LLC WI†	10.00%		11/1/2038	NR		$3,500,000	$3,905,098
Rockland County Economic Assistance Corp.-Bon Secours Health System Inc Obligated Group NY	6.50%		11/1/2030	NR		10,000,000	10,242,606
Rockland County Economic Assistance Corp.-Bon Secours Health System Inc Obligated Group NY	7.25%		11/1/2045	NR		2,500,000	2,662,108
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR		1,660,000	1,661,706
South Carolina Jobs-Economic Development Authority-Novant Health Obligated Group	5.25%		11/1/2040	A+		6,500,000	7,071,453
South Carolina Jobs-Economic Development Authority-Novant Health Obligated Group	5.25%		11/1/2041	A+		7,500,000	8,135,733
Southeastern Ohio Port Authority-Marietta Area Healthcare Inc Obligated Group	5.00%		12/1/2035	B	(d)	3,850,000	3,722,152
Southeastern Ohio Port Authority-Marietta Area Healthcare Inc Obligated Group	5.50%		12/1/2029	B	(d)	2,085,000	2,085,219
Tarrant County Cultural Education Facilities Finance Corp.-Ascension Health Credit Group TX	5.00%	#(a)	11/15/2051	AA		12,000,000	13,262,207
Tulsa County Industrial Authority-Montereau Obligated Group OK	5.25%		11/15/2037	BBB-	(d)	1,250,000	1,262,455
University of Kansas Hospital Authority-University of Kansas Health System Obligated Group	5.00%		9/1/2034	AA-		5,000,000	5,015,455
Washington Health Care Facilities Authority-CommonSpirit Health Obligated Group	5.00%		9/1/2040	A-		2,500,000	2,662,631
Washington Health Care Facilities Authority-CommonSpirit Health Obligated Group	5.00%		9/1/2041	A-		3,725,000	3,954,208
Washington Health Care Facilities Authority-Multicare Health System Obligated Group	5.00%	#(a)	8/15/2055	A		20,000,000	21,515,020

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Washington Health Care Facilities Authority-Providence St Joseph Health Obligated Group	4.00%	#(a)	10/1/2042	A		$13,220,000	$13,482,126
Washington Health Care Facilities Authority-Providence St Joseph Health Obligated Group	5.00%		10/1/2035	A		12,500,000	13,815,800
Washington State Housing Finance Commission-Horizon House Obligated Group	4.375%		1/1/2033	BB	(d)	15,290,000	15,051,308
West Virginia Hospital Finance Authority-West Virginia United Health System Obligated Group	4.00%		6/1/2030	A		5,500,000	5,505,810
Westchester County Local Development Corp.-New York Blood Center Inc	5.00%		7/1/2035	Baa1		3,000,000	3,243,919
Westchester County Local Development Corp.-New York Blood Center Inc	5.00%		7/1/2038	Baa1		3,075,000	3,266,129
Winchester Economic Development Authority-Valley Health Obligated Group VA	5.00%		1/1/2042	A+		2,500,000	2,645,783
Wisconsin Health & Educational Facilities Authority-Centurion Foundation Se Wisconsin LLC	5.00%		9/15/2035	NR		3,660,000	3,548,900
Wisconsin Health & Educational Facilities Authority-Centurion Foundation Se Wisconsin LLC	5.00%		9/15/2035	NR		1,210,000	1,173,270
Wisconsin Health & Educational Facilities Authority-Hospital Sisters Services Obligated Group	5.00%		8/15/2035	A+		2,000,000	2,218,752
Wisconsin Health & Educational Facilities Authority-Hospital Sisters Services Obligated Group	5.00%		8/15/2036	A+		3,250,000	3,576,164
Wisconsin Health & Educational Facilities Authority-Hospital Sisters Services Obligated Group	5.00%		8/15/2037	A+		3,540,000	3,865,699
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group	5.00%		2/15/2032	A+		12,500,000	13,564,111
Yuma Industrial Development Authority-Yuma Regional Medical Center Obligated Group AZ	5.00%		8/1/2041	A		1,500,000	1,605,286

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Yuma Industrial Development Authority-Yuma Regional Medical Center Obligated Group AZ (AG)	5.25%		8/1/2042	AA	$2,125,000	$2,315,543
Yuma Industrial Development Authority-Yuma Regional Medical Center Obligated Group AZ (AG)	5.25%		8/1/2043	AA	2,250,000	2,434,621
Total						939,858,293

Housing 11.25%
California Municipal Finance Authority	3.998%	#(a)	11/20/2040	AA-	14,947,295	14,319,749
California Municipal Finance Authority	3.998%	#(a)	11/20/2040	BBB	7,473,648	6,968,167
California Municipal Finance Authority-Park Western Housing LP (FNMA)	2.65%		8/1/2036	Aa1	4,142,645	3,602,599
Colorado Housing & Finance Authority (FHLMC), (FNMA), (GNMA)	6.00%		11/1/2055	AAA	6,500,000	7,194,624
Colorado Housing & Finance Authority (FHLMC), (FNMA), (GNMA)	6.25%		5/1/2055	AA	9,990,000	11,189,200
Colorado Housing & Finance Authority (FHLMC), (FNMA), (GNMA)	6.50%		5/1/2055	AAA	8,200,000	9,253,590
Colorado Housing & Finance Authority (GNMA)	6.00%		5/1/2053	AA	10,590,000	11,486,094
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%		6/1/2047	NR	5,000,000	3,522,017
EP Cimarron Ventanas PFC TX	4.125%		12/1/2039	A+	6,315,000	6,149,280
EP Forty649 PFC TX	4.00%		1/1/2037	A+	23,000,000	21,928,727
Florida Housing Finance Corp. (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2056	Aaa	7,000,000	7,751,357
FW Ramble Public Facility Corp TX	4.00%		10/1/2035	A+	7,250,000	7,009,214
Idaho Housing & Finance Association (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2056	Aa1	5,995,000	6,751,774
Illinois Housing Development Authority (FHLMC), (FNMA), (GNMA)	6.25%		10/1/2055	Aaa	15,185,000	17,027,466
Indiana Finance Authority-CHF-Tippecanoe LLC	5.00%		6/1/2038	BBB-	1,550,000	1,602,166
Indiana Finance Authority-CHF-Tippecanoe LLC	5.00%		6/1/2043	BBB-	2,525,000	2,544,254
Industrial Development Authority of the City of Phoenix Arizona-Downtown Phoenix Student Housing LLC AZ	5.00%		7/1/2032	Baa3	1,080,000	1,099,215
Maine State Housing Authority	3.75%		11/15/2038	AA+	2,940,000	2,810,528

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Maryland Community Development Administration Residential Revenue	3.00%		9/1/2039	Aa1	$10,000,000	$8,718,736
Miami-Dade County Industrial Development Authority-PRG-Casa Properties LLC FL†	5.375%	#(a)	7/1/2065	NR	12,000,000	12,316,544
Michigan State Housing Development Authority	3.10%		12/1/2044	AA+	10,500,000	8,710,738
Michigan State Housing Development Authority	6.25%		6/1/2055	AA+	8,845,000	9,673,477
Michigan State Housing Development Authority	6.25%		12/1/2055	AA+	15,885,000	17,532,449
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2055	AA+	9,505,000	10,573,609
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%		1/1/2055	AA+	3,365,000	3,766,993
Mississippi Home Corp. (FHLMC), (FNMA), (GNMA)	7.50%		6/1/2044	Aa1	625,000	753,510
Mississippi Home Corp. (FHLMC), (FNMA), (GNMA)	7.50%		6/1/2049	Aa1	940,000	1,114,881
Montana Board of Housing (FHLMC), (FNMA), (GNMA)	5.75%		6/1/2055	AA+	8,490,000	9,186,029
Nebraska Investment Finance Authority (FHLMC), (FNMA), (GNMA)	6.25%		9/1/2055	AAA	3,750,000	4,160,541
New Hampshire Business Finance Authority	3.824%	#(a)	11/20/2042	BBB	4,472,217	4,112,957
New Hampshire Business Finance Authority	4.125%	#(a)	4/20/2043	AA-	13,500,000	13,127,100
New Hampshire Business Finance Authority	4.75%	#(a)	6/20/2041	AA-	14,467,042	14,699,335
New York City Housing Development Corp.-8 Spruce NY Owner LLC	4.375%		12/15/2031	Baa3	750,000	763,200
New York City Housing Development Corp.-8 Spruce NY Owner LLC	5.25%		12/15/2031	NR	2,100,000	2,155,714
New York State Housing Finance Agency-West 38TH Street LLC (FHLMC)	3.57%	#(a)	5/1/2042	Aa1	22,255,000	22,304,976
New York State Housing Finance Agency-West 62nd Street LLC	3.60%	#(a)	11/1/2044	Aa1	23,000,000	23,092,340
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2055	AA+	4,005,000	4,323,386
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%		1/1/2056	AA+	11,995,000	13,629,589
North Dakota Housing Finance Agency	4.00%		1/1/2051	Aa1	4,415,000	4,448,207
North Dakota Housing Finance Agency	6.00%		7/1/2055	Aa1	5,930,000	6,556,008

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
North Dakota Housing Finance Agency	6.00%	1/1/2056	Aa1		$3,750,000	$4,109,019
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%	3/1/2056	Aa1		8,120,000	8,947,369
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	7.00%	3/1/2049	Aa1		3,500,000	4,043,506
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	7.50%	3/1/2049	Aa1		3,000,000	3,560,231
Oklahoma Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%	3/1/2057	Aaa		26,935,000	30,700,206
Pennsylvania Housing Finance Agency	3.50%	4/1/2051	AA+		560,000	559,588
Pennsylvania Housing Finance Agency	6.25%	10/1/2055	Aa1		12,000,000	13,550,311
Pennsylvania Housing Finance Agency	6.25%	10/1/2056	Aa1		5,000,000	5,600,716
Pennsylvania Housing Finance Agency	6.50%	10/1/2055	Aa1		19,948,000	22,689,009
Pennsylvania Housing Finance Agency AMT	3.65%	10/1/2042	AA+		2,500,000	2,330,320
South Carolina Jobs-Economic Development Authority-Sixteenth Floor Obligated Group	4.00%	12/1/2035	A+		10,000,000	9,840,357
South Dakota Housing Development Authority (FHLMC), (FNMA), (GNMA)	6.00%	11/1/2056	AAA		4,500,000	5,048,799
South Dakota Housing Development Authority (FHLMC), (FNMA), (GNMA)	6.25%	11/1/2056	AAA		8,495,000	9,392,795
State of Oregon Housing & Community Services Department (FHLMC), (FNMA), (GNMA)	6.25%	7/1/2055	Aa2		7,245,000	8,082,715
Texas Department of Housing & Community Affairs (GNMA)	5.50%	7/1/2053	AA+		6,710,000	7,169,295
Texas Department of Housing & Community Affairs (GNMA)	5.75%	3/1/2054	Aaa		6,540,000	7,080,844
Texas Department of Housing & Community Affairs (GNMA)	6.00%	3/1/2053	Aaa		8,220,000	8,961,070
Texas Department of Housing & Community Affairs (GNMA)	6.25%	1/1/2056	AA+		20,000,000	22,389,432
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.25%	7/1/2055	Aa2		14,905,000	16,636,790
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.50%	7/1/2055	Aa2		9,480,000	10,529,506
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.75%	7/1/2055	Aa2		10,940,000	12,531,634
Virginia Beach Development Authority-Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%	9/1/2029	BB+	(d)	5,000,000	5,035,456

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Washington State Housing Finance Commission	3.50%		12/20/2035	BBB+	$4,567,669	$4,379,585
Washington State Housing Finance Commission-Provident Group-SH II Properties LLC (BAM)†	5.00%		7/1/2034	AA	1,000,000	1,084,597
Washington State Housing Finance Commission-Provident Group-SH II Properties LLC (BAM)†	5.00%		7/1/2035	AA	1,000,000	1,084,695
Washington State Housing Finance Commission-Provident Group-SH II Properties LLC (BAM)†	5.00%		7/1/2036	AA	1,000,000	1,074,364
Washington State Housing Finance Commission-Provident Group-SH II Properties LLC (BAM)†	5.00%		7/1/2040	AA	1,000,000	1,046,723
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%		7/1/2044	BBB-	4,950,000	5,051,644
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%		7/1/2049	BBB-	8,805,000	8,676,733
Washington State Housing Finance Commission (FHLMC), (FNMA), (GNMA)	6.25%		6/1/2054	Aaa	7,470,000	8,183,485
Wisconsin Housing & Economic Development Authority Home Ownership Revenue (FHLMC), (FNMA), (GNMA)	5.75%		9/1/2056	AA+	7,000,000	7,661,331
Wisconsin Housing & Economic Development Authority Home Ownership Revenue (FHLMC), (FNMA), (GNMA)	6.25%		9/1/2055	AA+	6,115,000	6,766,303
Wisconsin Housing & Economic Development Authority Housing Revenue	3.75%	#(a)	11/1/2055	AA+	4,100,000	4,118,812
Wyoming Community Development Authority	5.00%		12/1/2039	AA+	8,360,000	8,905,456
Total						614,753,036

Lease Obligations 1.71%
Illinois Sports Facilities Authority (AG)	5.00%		6/15/2027	AA	3,000,000	3,015,555
Jefferson County School District Finance Corp.-Jefferson County Board of Education/ KY (ST INTERCEPT)	3.00%		12/1/2035	AA-	3,750,000	3,501,523
Kentucky State Property & Building Commission-Commonwealth of Kentucky	5.00%		4/1/2042	Aa3	10,525,000	11,425,161
Manatee County School District FL(b)	5.00%		7/1/2039	A+	8,100,000	8,846,552

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
Municipal Improvement Corp. of Los Angeles-City of Los Angeles CA	5.00%		5/1/2040	A+	$10,000,000	$11,144,961
Municipal Improvement Corp. of Los Angeles-City of Los Angeles CA	5.00%		5/1/2041	A+	9,550,000	10,577,414
Municipal Improvement Corp. of Los Angeles-City of Los Angeles CA	5.00%		5/1/2042	A+	15,775,000	17,327,566
New Jersey Economic Development Authority-State Capitol Joint Management Commission	5.00%		6/15/2033	A1	7,215,000	7,584,904
New Jersey Economic Development Authority-State Capitol Joint Management Commission	5.00%		6/15/2034	A1	13,645,000	14,330,091
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%		6/15/2036	A1	1,320,000	1,354,828
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2031	A+	2,400,000	2,409,520
New Jersey Transportation Trust Fund Authority-State of New Jersey	3.25%		6/15/2039	A1	2,000,000	1,794,751
Total						93,312,826

Multi-Family Housing 0.90%
FW Chaparral PFC TX	4.00%		10/1/2035	A+	4,500,000	4,388,026
King County Housing Authority WA	3.50%		5/1/2038	AAA	10,000,000	9,176,489
Michigan State Housing Development Authority	3.80%		10/1/2038	AA+	10,000,000	9,709,025
New Hampshire Business Finance Authority	3.625%		8/20/2039	A3	7,146,994	6,722,129
New Hampshire Business Finance Authority	3.824%	#(a)	11/20/2042	AA-	19,876,520	19,097,448
Total						49,093,117

Other Revenue 1.82%
City of Houston Hotel Occupancy Tax & Special Revenue TX(b)	5.00%		9/1/2038	A-	4,100,000	4,528,904
City of Houston Hotel Occupancy Tax & Special Revenue TX(b)	5.00%		9/1/2039	A-	3,000,000	3,290,708
City of Houston Hotel Occupancy Tax & Special Revenue TX(b)	5.00%		9/1/2042	A-	3,500,000	3,774,240
City of Pembroke Pines FL	3.00%		7/1/2037	AA	5,390,000	4,838,627
Cleveland-Cuyahoga County Port Authority-Playhouse Square Foundation OH	5.00%		12/1/2033	BB+	2,000,000	2,036,849
Cleveland-Cuyahoga County Port Authority-Playhouse Square Foundation OH	5.25%		12/1/2038	BB+	1,650,000	1,674,609

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
County of St Johns FL	5.00%		10/1/2041	Aaa	$7,090,000	$7,760,046
Illinois Finance Authority-Field Museum of Natural History	3.691% (SOFR * .70 + 1.15%	)#	11/1/2034	A	4,250,000	4,256,299
Industrial Development Authority of the County of Pima-Edkey Inc Obligated Group AZ†(c)	5.00%		7/1/2035	NR	5,000,000	4,000,000
Maricopa County Industrial Development Authority-Legacy Traditional School Obligated Group AZ†	5.00%		7/1/2039	BBB-	2,055,000	2,070,852
Maricopa County Industrial Development Authority-Paragon Management Inc AZ†	5.00%		7/1/2036	BB+	2,500,000	2,501,235
Maryland Economic Development Corp Chesapeake Bay Conference Center(c)	5.00%		12/1/2016	NR	700,000	469,000
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	2,500,000	2,621,779
Public Finance Authority-Inperium Inc Obligated Group WI†	5.50%		12/1/2044	NR	2,500,000	2,541,587
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2037	AA+	5,000,000	5,548,712
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2041	AA+	9,000,000	9,781,498
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		11/15/2039	AA+	13,050,000	14,600,806
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		11/15/2040	AA+	11,000,000	12,199,244
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		11/15/2042	AA+	10,000,000	11,007,181
Total						99,502,176

Pollution Control 0.79%
Baldwin County Industrial Development Authority-Novelis Corp AL AMT†	4.30%	#(a)	3/1/2056	BB	27,100,000	26,293,975
Mission Economic Development Corp.-Waste Management Inc TX AMT	2.875%	#(a)	7/1/2040	A-	7,750,000	7,745,947
Mission Economic Development Corp.-Waste Management Inc TX AMT	2.875%	#(a)	5/1/2046	A-	9,000,000	8,995,293
Total						43,035,215

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Pre-Refunded 0.00%
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	4.00%	2/15/2034	NR	$15,000	$15,183

Special Tax 1.02%
Allentown Neighborhood Improvement Zone Development Authority-Allentown Neighborhood Improvement Zone Center City Investment Corp Revenue PA†	5.00%	5/1/2032	Ba2	1,250,000	1,258,918
Allentown Neighborhood Improvement Zone Development Authority-Allentown Neighborhood Improvement Zone Total Waterfront Revenue PA†	6.00%	5/1/2042	NR	1,730,000	1,811,146
County of Orange CA Community Facilities District No 2015-1	5.00%	8/15/2033	NR	1,370,000	1,371,617
County of Orange CA Community Facilities District No 2015-1	5.00%	8/15/2035	NR	975,000	976,104
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	3,980,000	3,707,920
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	3,000,000	2,597,189
Lakewood Ranch Stewardship District FL	6.125%	5/1/2043	NR	2,240,000	2,417,493
Miami World Center Community Development District FL	4.75%	11/1/2027	NR	395,000	400,699
Mida Mountain Village Public Infrastructure District UT†	4.50%	8/1/2040	NR	1,250,000	1,245,863
Peninsula Town Center Community Development Authority VA†	4.50%	9/1/2028	NR	360,000	362,796
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	881,021
River Islands Public Financing Authority CA Special Tax (AG)	5.00%	9/1/2042	AA	4,000,000	4,257,042
State of Connecticut Special Tax Revenue	5.00%	7/1/2036	AA	5,000,000	5,584,726
State of Connecticut Special Tax Revenue	5.00%	7/1/2037	AA	6,000,000	6,657,289
State of Connecticut Special Tax Revenue	5.00%	7/1/2038	AA	5,000,000	5,511,119
Village Community Development District No. 12 FL	3.25%	5/1/2026	NR	765,000	764,932
Village Community Development District No. 12 FL	3.80%	5/1/2028	NR	835,000	838,083
Village Community Development District No. 12 FL	4.00%	5/1/2033	NR	1,765,000	1,761,624

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Village Community Development District No. 13 FL	1.80%	5/1/2026	NR	$160,000	$159,813
Village Community Development District No. 13 FL	2.85%	5/1/2036	NR	1,835,000	1,623,060
Village Community Development District No. 13 FL	3.00%	5/1/2029	NR	295,000	290,657
Village Community Development District No. 13 FL†	3.00%	5/1/2035	NR	3,310,000	3,047,423
Village Community Development District No. 13 FL†	3.25%	5/1/2040	NR	4,130,000	3,605,068
Village Community Development District No. 13 FL	3.375%	5/1/2034	NR	2,420,000	2,325,883
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%	12/1/2044	NR	2,100,000	2,155,561
Total					55,613,046

Tax Revenue 4.21%
Allentown Neighborhood Improvement Zone Development Authority-Allentown Neighborhood Improvement Zone Center City Investment Corp Revenue PA†	5.375%	5/1/2042	NR	5,500,000	5,539,642
Chicago Transit Authority Sales Tax Receipts Fund IL	5.00%	12/1/2041	A+	4,750,000	5,161,248
Chicago Transit Authority Sales Tax Receipts Fund IL	5.00%	12/1/2042	A+	3,800,000	4,119,991
Chicago Transit Authority Sales Tax Receipts Fund IL	5.00%	12/1/2043	A+	2,000,000	2,153,306
City of Miami FL	5.00%	1/1/2041	AA	7,590,000	8,179,370
County of Cook Sales Tax Revenue IL	4.00%	11/15/2034	AA-	3,750,000	3,771,534
Downtown Revitalization Public Infrastructure District-City of Salt Lake City Revitalization Sales Tax Revenue UT (AG)	5.25%	6/1/2041	AA	1,750,000	1,935,035
Downtown Revitalization Public Infrastructure District-City of Salt Lake City Revitalization Sales Tax Revenue UT (AG)	5.25%	6/1/2042	AA	2,000,000	2,203,020
Empire State Development Corp.-State of New York Personal Income Tax Revenue	3.00%	3/15/2040	AA+	6,245,000	5,396,651
Mida Mountain Village Public Infrastructure District-Military Installation Development Authority Military Recreation Facilities Project Area UT†	5.50%	6/15/2039	NR	2,380,000	2,433,395

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Military Installation Development Authority Military Recreation Facilities Project Area UT	4.00%	6/1/2041	NR	$2,000,000	$1,861,631
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2041	A1	9,000,000	9,674,971
New York City Transitional Finance Authority Building Aid Revenue NY (ST AID WITHHLDG)	5.25%	7/15/2036	AA	11,700,000	12,239,909
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.00%	11/1/2037	AAA	2,530,000	2,238,853
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2039	AAA	5,000,000	5,417,496
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2040	AAA	3,500,000	3,849,301
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2041	AAA	3,250,000	3,552,719
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2042	AAA	10,250,000	11,114,412
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2042	AAA	7,500,000	8,066,533
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2042	AAA	8,140,000	8,812,248
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2042	AAA	7,000,000	7,552,992
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2043	AAA	6,500,000	7,001,047
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2043	AAA	13,300,000	14,304,099
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2044	AAA	22,620,000	24,159,106
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	5/1/2044	AAA	8,500,000	9,297,806
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	3.00%	2/15/2038	AA+	1,485,000	1,311,737
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2040	Aa1	3,420,000	2,967,676
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%	3/15/2037	Aa1	1,750,000	1,969,840

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%		3/15/2038	Aa1	$3,250,000	$3,626,556
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%		3/15/2041	Aa1	7,400,000	7,998,067
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%		3/15/2042	Aa1	3,250,000	3,534,209
New York State Dormitory Authority-State of New York Sales Tax Revenue	5.00%		3/15/2038	AA+	8,815,000	8,950,823
New York State Dormitory Authority-State of New York Sales Tax Revenue	5.00%		3/15/2040	AA+	2,000,000	2,210,051
New York State Dormitory Authority-State of New York Sales Tax Revenue	5.00%		3/15/2041	AA+	2,000,000	2,197,044
New York State Housing Finance Agency-State of New York Personal Income Tax Revenue	3.45%	#(a)	6/15/2054	Aa1	1,500,000	1,509,538
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2031	NR	1,774,000	1,476,828
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2033	NR	11,643,000	8,965,190
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	81,000	72,491
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	268,000	267,259
Williston Parks & Recreation District ND (AG)	5.00%		12/1/2040	AA	11,825,000	12,781,119
Total						229,874,743

Taxable Revenue-Water & Sewer 0.34%
New Jersey Economic Development Authority-New Jersey-American Water Co Inc AMT	3.75%	#(a)	11/1/2034	A+	5,500,000	5,520,829
Pittsburgh Water & Sewer Authority PA (AG)	5.00%		9/1/2037	AA	4,750,000	5,196,745
Water Works Board of the City of Birmingham/The AL†	3.75%		9/1/2026	NR	7,750,000	7,750,141
Total						18,467,715

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco 0.50%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR		$20,000,000	$16,150,000
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR		35,000,000	1,522,220
Northern Tobacco Securitization Corp. AK	4.00%	6/1/2050	BBB-		625,000	590,847
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2046	BB+		1,435,000	1,375,095
Tobacco Settlement Financing Corp. RI	5.00%	6/1/2027	A		2,500,000	2,504,368
Tobacco Settlement Financing Corp. RI	5.00%	6/1/2028	BBB		2,000,000	2,007,718
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		3,690,000	3,039,192
Total						27,189,440

Transportation 14.52%
Build NYC Resource Corp.-TRIPS Obligated Group NY AMT	5.50%	7/1/2043	BBB+		1,230,000	1,323,917
Build NYC Resource Corp.-TRIPS Obligated Group NY AMT	5.50%	7/1/2044	BBB+		1,265,000	1,350,921
Build NYC Resource Corp.-TRIPS Obligated Group NY AMT	5.50%	7/1/2045	BBB+		1,500,000	1,588,391
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA (AG) AMT	4.25%	7/1/2043	AA		5,390,000	5,234,535
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2040	A		2,250,000	2,457,511
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2042	A		3,000,000	3,244,517
California Municipal Finance Authority-LAX Integrated Express Solutions LLC (AG) AMT	3.25%	12/31/2032	AA		5,235,000	4,978,391
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2036	BB+	(d)	3,215,000	3,285,960
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2037	BB+	(d)	7,000,000	7,139,922
Central Texas Turnpike System	5.00%	8/15/2040	A-		5,500,000	5,935,454
Chicago Midway International Airport IL AMT	5.00%	1/1/2037	A		5,225,000	5,555,280
Chicago Midway International Airport IL AMT	5.00%	1/1/2038	A		4,000,000	4,226,532
Chicago O’Hare International Airport IL	4.00%	1/1/2038	A+		6,820,000	6,829,699
Chicago O’Hare International Airport IL	5.00%	1/1/2041	A+		3,750,000	4,055,290
Chicago O’Hare International Airport IL	5.00%	1/1/2041	A+		22,200,000	24,177,809

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Chicago O’Hare International Airport IL	5.00%	1/1/2042	A+	$5,000,000	$5,375,045
Chicago O’Hare International Airport IL	5.00%	1/1/2043	A+	5,000,000	5,350,549
Chicago O’Hare International Airport IL	5.00%	1/1/2044	A+	4,500,000	4,777,011
Chicago O’Hare International Airport IL (BAM)	5.00%	1/1/2036	AA	2,000,000	2,174,540
Chicago O’Hare International Airport IL (BAM)	5.00%	1/1/2038	AA	2,745,000	2,949,929
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2039	AA	2,385,000	2,580,671
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2041	AA	1,955,000	2,091,933
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2042	AA	1,645,000	1,749,894
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2043	AA	1,820,000	1,928,823
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2037	A+	12,990,000	13,989,113
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2038	A+	5,000,000	5,347,718
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2039	A+	4,250,000	4,516,765
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2040	A+	4,000,000	4,272,835
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2040	A+	4,500,000	4,839,840
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2041	A+	2,150,000	2,281,458
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2041	A+	5,000,000	5,338,339
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2042	A+	2,450,000	2,581,095
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2042	A+	5,000,000	5,295,949
Chicago O’Hare International Airport IL AMT	5.50%	1/1/2044	A+	2,625,000	2,830,647
City of Austin Airport System Revenue TX AMT	5.00%	11/15/2037	A+	2,475,000	2,692,468
City of Austin Airport System Revenue TX AMT	5.00%	11/15/2041	A+	6,000,000	6,385,046

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
City of Austin Airport System Revenue TX AMT	5.00%		11/15/2042	A+		$3,160,000	$3,341,394
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/15/2027	BB+	(d)	1,000,000	1,016,554
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.50%		7/15/2035	Ba2		12,500,000	13,280,672
City of Houston Airport System Revenue TX (AG) AMT	5.25%		7/1/2040	AA		5,000,000	5,373,589
City of Houston Airport System Revenue TX (AG) AMT	5.25%		7/1/2041	AA		5,000,000	5,353,137
City of Houston Airport System Revenue TX AMT	5.25%		7/1/2037	A+		4,000,000	4,454,959
City of Houston Airport System Revenue TX AMT	5.25%		7/1/2038	A+		3,200,000	3,534,459
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2036	A+		1,500,000	1,654,780
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2037	A+		2,325,000	2,549,003
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2039	A+		3,000,000	3,253,706
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2041	A+		4,425,000	4,757,624
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2042	A+		3,500,000	3,744,172
Columbus Regional Airport Authority OH AMT	5.00%		1/1/2039	A		9,000,000	9,598,959
County of Harris Toll Road Revenue TX	3.00%		8/15/2038	Aa1		1,730,000	1,511,099
County of Lee Airport Revenue FL AMT	5.00%		10/1/2036	A2		8,015,000	8,656,957
County of Lee Airport Revenue FL AMT	5.00%	#(a)	10/1/2056	A2		11,025,000	11,823,399
County of Lee Airport Revenue FL AMT	5.25%		10/1/2040	A2		6,500,000	7,031,712
Dallas Fort Worth International Airport TX	5.00%		11/1/2038	AA-		3,000,000	3,241,925
Dallas Fort Worth International Airport TX	5.00%		11/1/2039	AA-		2,750,000	2,981,565
Dallas Fort Worth International Airport TX AMT	5.25%		11/1/2037	AA-		12,800,000	14,126,602
Dallas Fort Worth International Airport TX AMT	5.25%		11/1/2041	AA-		8,000,000	8,652,289
Dallas Fort Worth International Airport TX AMT	5.25%		11/1/2042	AA-		6,300,000	6,774,351
Delaware River Port Authority PA	5.00%		1/1/2036	AA-		6,500,000	7,307,496
Delaware River Port Authority PA	5.00%		1/1/2037	AA-		6,000,000	6,673,739

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Delaware River Port Authority PA	5.00%		1/1/2038	AA-	$6,000,000	$6,626,613
Delaware River Port Authority PA	5.00%		1/1/2039	AA-	5,250,000	5,772,680
Florida Development Finance Corp.-AAF Operations Holdings LLC AMT†	Zero Coupon	#(a)	7/15/2032	NR	5,500,000	1,925,000
Florida Development Finance Corp.-AAF Operations Holdings LLC AMT†	12.00%	#(a)	7/15/2059	NR	4,500,000	1,575,000
Grand Parkway Transportation Corp. TX	5.45%		10/1/2034	AA+	5,000,000	5,275,650
Illinois Finance Authority-Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2043	BBB+	12,500,000	12,207,621
Illinois Finance Authority-Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2050	BBB+	25,060,000	24,473,839
Illinois Finance Authority-Centerpoint Joliet Terminal Railroad LLC AMT†	4.80%	#(a)	12/1/2043	BBB+	25,500,000	25,692,237
Illinois State Toll Highway Authority	5.00%		1/1/2038	AA-	10,105,000	10,116,854
Kenton County Airport Board KY AMT	5.00%		1/1/2035	A1	3,500,000	3,838,557
Kenton County Airport Board KY AMT	5.00%		1/1/2036	A1	6,625,000	7,216,870
Kenton County Airport Board KY AMT	5.25%		1/1/2039	A1	1,795,000	1,944,783
Kenton County Airport Board KY AMT	5.25%		1/1/2041	A1	2,725,000	2,917,562
Kenton County Airport Board KY AMT	5.25%		1/1/2043	A1	4,355,000	4,612,705
Maryland Economic Development Corp.-City of Baltimore Port Covington Development District Tax Allocation	4.00%		9/1/2040	NR	5,000,000	4,539,622
Metropolitan Nashville Airport Authority TN AMT	5.25%		7/1/2034	A1	1,250,000	1,369,188
Metropolitan Nashville Airport Authority TN AMT	5.25%		7/1/2035	A1	2,595,000	2,828,076
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2036	A1	1,000,000	1,107,308
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2037	A1	1,250,000	1,376,603
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2038	A1	1,500,000	1,643,836
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.25%		10/1/2039	AA-	4,305,000	4,626,010
New Jersey Economic Development Authority-DRP Urban Renewal 4 LLC AMT†	6.375%		1/1/2035	NR	4,250,000	4,416,483
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.125%		1/1/2034	A-	5,010,000	5,018,624
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%		6/15/2034	A1	10,000,000	11,034,521

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2035	A1	$2,250,000	$2,483,806
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2037	A1	4,250,000	4,623,813
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2037	A1	4,000,000	4,397,626
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2038	A1	1,000,000	1,081,144
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2039	A1	3,000,000	3,241,652
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2041	A1	9,000,000	9,821,632
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2042	A1	10,500,000	11,389,881
New Orleans Aviation Board LA	5.00%	1/1/2041	A2	1,000,000	1,067,910
New Orleans Aviation Board LA	5.00%	1/1/2042	A2	3,775,000	4,004,629
New Orleans Aviation Board LA	5.00%	1/1/2043	A2	4,170,000	4,404,985
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa2	29,000,000	30,489,739
New York Transportation Development Corp.-Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa2	30,000,000	32,913,573
New York Transportation Development Corp.-JFK International Air Terminal LLC	5.00%	12/1/2034	Baa1	2,000,000	2,141,159
New York Transportation Development Corp.-JFK NTO LLC (AG) AMT	5.25%	6/30/2039	AA	1,400,000	1,493,762
New York Transportation Development Corp.-JFK NTO LLC (AG) AMT	6.00%	6/30/2043	AA	3,135,000	3,505,785
New York Transportation Development Corp.-JFK NTO LLC AMT	5.25%	6/30/2038	Baa3	1,000,000	1,060,287
New York Transportation Development Corp.-JFK NTO LLC AMT	5.25%	6/30/2040	Baa3	1,500,000	1,574,545
New York Transportation Development Corp.-JFK NTO LLC AMT	5.25%	6/30/2041	Baa3	1,620,000	1,694,067
New York Transportation Development Corp.-JFK NTO LLC AMT	5.25%	6/30/2043	Baa3	8,000,000	8,281,139
New York Transportation Development Corp.-JFK NTO LLC AMT	5.25%	6/30/2044	Baa3	11,000,000	11,313,009
New York Transportation Development Corp.-JFK NTO LLC AMT	5.50%	6/30/2038	Baa3	1,000,000	1,058,999
New York Transportation Development Corp.-JFK NTO LLC AMT	6.00%	6/30/2042	Baa3	2,295,000	2,535,512

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp.-JFK NTO LLC AMT	6.00%		6/30/2044	Baa3	$2,625,000	$2,863,444
New York Transportation Development Corp.-JFK NTO LLC AMT	6.00%		6/30/2054	Baa3	17,000,000	17,618,501
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%		7/1/2032	Baa2	3,000,000	2,983,382
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%		7/1/2033	Baa2	6,480,000	6,421,320
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2027	A2	3,185,000	3,189,230
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2030	A2	365,000	380,594
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%		3/1/2035	A	1,500,000	1,518,387
North Carolina Turnpike Authority	5.00%		1/1/2032	BBB	1,000,000	1,013,184
Pennsylvania Turnpike Commission	5.00%		12/1/2039	A+	4,500,000	4,967,044
Pennsylvania Turnpike Commission	5.00%		12/1/2041	A+	5,700,000	6,238,259
Pennsylvania Turnpike Commission	5.00%	#(a)	12/1/2045	AA-	6,500,000	7,213,953
Port Authority of New York & New Jersey AMT	5.00%		1/15/2037	AA-	2,000,000	2,144,408
Port Authority of New York & New Jersey AMT	5.00%		1/15/2039	AA-	1,500,000	1,594,515
Port of Portland Airport Revenue OR AMT	5.25%		7/1/2041	AA-	10,000,000	10,824,784
Port of Portland Airport Revenue OR AMT	5.25%		7/1/2042	AA-	12,500,000	13,455,300
Port of Seattle WA AMT	5.25%		7/1/2040	AA-	5,675,000	6,160,904
Port of Seattle WA AMT	5.25%		7/1/2041	AA-	4,500,000	4,871,631
Public Finance Authority-Sky Harbour Capital III LLC Obligated Group WI AMT†	6.00%	#(a)	7/1/2060	NR	10,000,000	10,113,177
San Diego County Regional Airport Authority CA AMT	5.00%		7/1/2036	Aa3	3,000,000	3,318,281
San Diego County Regional Airport Authority CA AMT	5.25%		7/1/2037	Aa3	3,000,000	3,386,189
San Diego County Regional Airport Authority CA AMT	5.25%		7/1/2038	Aa3	2,865,000	3,202,207
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%		5/1/2037	Aa3	10,000,000	11,188,249
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%		5/1/2038	Aa3	14,815,000	16,435,468

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
State of Florida Department of Transportation Turnpike System Revenue	3.00%	7/1/2039	AA	$3,000,000	$2,609,773
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners Segments 3 LLC AMT	5.375%	6/30/2038	Baa1	2,500,000	2,631,462
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners Segments 3 LLC AMT	5.50%	6/30/2040	Baa1	2,000,000	2,103,087
Tulsa Municipal Airport Trust Trustees-American Airlines Inc OK AMT	6.25%	12/1/2035	B+	6,815,000	7,730,040
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%	1/1/2034	BBB	5,100,000	5,402,269
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%	7/1/2036	BBB	11,165,000	11,663,808
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%	1/1/2036	BBB	2,500,000	2,618,694
Wayne County Airport Authority-Detroit Metropolitan Wayne County Airport MI	5.00%	12/1/2036	A+	2,000,000	2,264,821
Wayne County Airport Authority-Detroit Metropolitan Wayne County Airport MI	5.00%	12/1/2040	A+	2,100,000	2,304,932
Wayne County Airport Authority-Detroit Metropolitan Wayne County Airport MI	5.00%	12/1/2041	A+	2,000,000	2,185,365
Wayne County Airport Authority-Detroit Metropolitan Wayne County Airport MI	5.00%	12/1/2042	A+	2,500,000	2,709,982
Total					793,489,479

Utilities 20.05%
American Municipal Power, Inc.-American Municipal Power Combined Hydroelectric Revenue OH	5.00%	2/15/2039	A1	1,000,000	1,092,132
American Municipal Power, Inc.-American Municipal Power Combined Hydroelectric Revenue OH	5.00%	2/15/2040	A1	1,000,000	1,085,818
American Municipal Power, Inc.-American Municipal Power Combined Hydroelectric Revenue OH	5.00%	2/15/2041	A1	1,100,000	1,182,078
American Municipal Power, Inc.-American Municipal Power Combined Hydroelectric Revenue OH	5.00%	2/15/2042	A1	1,000,000	1,068,183
American Municipal Power, Inc.-American Municipal Power Combined Hydroelectric Revenue OH	5.00%	2/15/2043	A1	1,000,000	1,064,696

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
American Municipal Power, Inc.-Prairie St Energy Campus OH	5.00%		2/15/2037	A1	$10,750,000	$11,794,908
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	13,270,000	13,350,452
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	5,000,000	5,028,759
Black Belt Energy Gas District AL	5.00%		7/1/2033	A2	51,150,000	53,502,348
Black Belt Energy Gas District AL	5.00%		10/1/2035	A2	40,500,000	40,569,457
Black Belt Energy Gas District AL	5.00%		10/1/2035	A2	42,165,000	43,955,351
Black Belt Energy Gas District AL	5.00%		12/1/2035	AA-	32,000,000	33,922,579
Black Belt Energy Gas District AL	5.00%	#(a)	3/1/2055	A1	25,000,000	26,483,670
Black Belt Energy Gas District AL	5.00%	#(a)	12/1/2055	A1	14,500,000	15,347,028
Black Belt Energy Gas District AL†	5.50%	#(a)	11/1/2056	BBB-	20,230,000	21,405,478
California Community Choice Financing Authority	3.895% (SOFR * .67 + 1.45%	)#	4/1/2056	A1	31,100,000	30,847,791
California Community Choice Financing Authority	5.00%		3/1/2036	Baa1	14,290,000	14,852,776
California Community Choice Financing Authority	5.00%	#(a)	2/1/2055	A1	6,475,000	6,857,337
California Community Choice Financing Authority	5.00%	#(a)	10/1/2055	A2	21,000,000	21,212,428
California Community Choice Financing Authority	5.00%	#(a)	11/1/2055	A1	10,000,000	10,206,712
California Community Choice Financing Authority	5.00%	#(a)	1/1/2056	A1	5,400,000	5,474,073
California Community Choice Financing Authority	5.25%		2/1/2036	A3	5,250,000	5,635,908
California Pollution Control Financing Authority-Poseidon Resources Channelside LP†	5.00%		7/1/2039	Baa2	5,000,000	5,111,520
California Pollution Control Financing Authority-Poseidon Resources Channelside LP AMT†	5.00%		7/1/2037	Baa2	5,570,000	5,578,161
Central Valley Energy Authority CA	5.00%	#(a)	12/1/2055	Aa3	18,505,000	19,928,023
Chautauqua County Capital Resource Corp.-NRG Energy Inc NY	4.25%	#(a)	4/1/2042	BBB-	7,250,000	7,365,968
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2039	AA+	1,250,000	1,363,180
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2040	AA+	875,000	949,735
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2041	AA+	1,500,000	1,630,171

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
City of Houston Combined Utility System Revenue TX	4.00%		11/15/2037	Aa2	$8,010,000	$7,982,108
City of Houston Combined Utility System Revenue TX	4.50%		11/15/2038	Aa2	3,225,000	3,231,604
City of Osceola-Plum Point Energy Associates LLC AR AMT	5.50%	#(a)	4/1/2036	NR	16,450,000	16,489,269
City of San Antonio Electric & Gas Systems Revenue TX	3.15%	#(a)	2/1/2055	Aa3	2,000,000	1,972,867
City of San Antonio Electric & Gas Systems Revenue TX	3.20%	#(a)	2/1/2055	Aa3	26,500,000	26,377,342
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2040	Aa2	4,560,000	4,986,467
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2041	Aa2	2,000,000	2,177,241
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2042	Aa2	8,250,000	8,942,773
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2042	Aa2	3,980,000	4,314,211
City of San Antonio Electric & Gas Systems Revenue TX	5.25%		2/1/2040	Aa2	8,550,000	9,419,527
County of Hillsborough Utility Revenue FL	3.00%		8/1/2038	Aaa	3,110,000	2,774,200
County of Hillsborough Utility Revenue FL	3.00%		8/1/2039	Aaa	3,060,000	2,681,694
County of Trimble-Louisville Gas and Electric Co KY AMT	4.70%	#(a)	6/1/2054	A1	6,750,000	6,831,813
County of Washoe-Sierra Pacific Power Co NV	4.125%	#(a)	3/1/2036	A	5,500,000	5,571,974
Delaware State Economic Development Authority-NRG Energy Inc	4.00%	#(a)	10/1/2045	BBB-	15,500,000	15,262,641
Development Authority of Burke County-Georgia Power Co	2.20%		10/1/2032	A	1,000,000	886,761
Development Authority of Burke County-Oglethorpe Power Corp GA	3.60%	#(a)	11/1/2045	A3	5,000,000	5,066,807
Energy Southeast A Cooperative District AL	4.645% (SOFR * .67 + 2.20%	)#	4/1/2054	A1	5,000,000	5,123,322
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	14,000,000	14,936,818
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	3,400,000	3,711,275
Grand River Dam Authority OK	5.00%		6/1/2039	AA-	3,500,000	3,769,797
Grand River Dam Authority OK	5.00%		6/1/2040	AA-	2,500,000	2,699,276
Grand River Dam Authority OK	5.00%		6/1/2042	AA-	5,925,000	6,331,556

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2033	Baa1	$11,295,000	$11,359,576
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2034	Baa1	5,000,000	5,027,343
Kentucky Public Energy Authority	4.00%	#(a)	8/1/2052	A1	18,770,000	18,985,943
Kentucky Public Energy Authority	5.00%		5/1/2036	A1	14,000,000	14,746,851
Kentucky Public Energy Authority	5.00%	#(a)	1/1/2055	A1	14,000,000	14,827,672
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	10,000,000	10,713,078
Long Beach Bond Finance Authority CA	4.052% (3 mo. USD Term SOFR * 0.67 + 1.43%	)#	11/15/2026	A1	4,000,000	4,013,406
Los Angeles Department of Water & Power System Revenue CA	5.00%		7/1/2034	Aa3	10,000,000	11,222,216
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2035	AA	1,020,000	1,145,876
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2036	AA	700,000	777,500
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2037	AA	1,125,000	1,242,205
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2038	AA	1,500,000	1,645,391
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2039	AA	1,250,000	1,356,954
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2040	AA	1,500,000	1,629,426
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2041	AA	1,735,000	1,872,241
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2042	AA	1,500,000	1,609,074
Lower Alabama Gas District AL	5.00%		12/1/2033	A1	16,650,000	17,301,133
Lower Colorado River Authority-LCRA Transmission Services Corp TX	5.00%		5/15/2041	A1	6,810,000	7,288,155
Lower Colorado River Authority-LCRA Transmission Services Corp TX	5.00%		5/15/2042	A1	4,400,000	4,697,834
Lower Colorado River Authority TX	5.00%		5/15/2041	A	10,000,000	10,627,274
Lower Colorado River Authority TX	5.00%		5/15/2042	A	1,750,000	1,855,843
Luzerne County Industrial Development Authority-Pennsylvania-American Water Co AMT	2.45%	#(a)	12/1/2039	Aa3	4,000,000	3,762,081
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	61,655,000	61,532,430
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	30,235,000	30,543,031

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Maricopa County Pollution Control Corp.-El Paso Electric Co AZ	3.60%		2/1/2040	Baa2	$5,085,000	$4,664,916
Maricopa County Pollution Control Corp.-El Paso Electric Co AZ	3.60%		4/1/2040	Baa2	3,870,000	3,549,597
Minnesota Municipal Gas Agency	5.00%		9/1/2035	Baa1	15,000,000	15,467,678
Montgomery County Industrial Development Authority-Constellation Energy Generation LLC PA	4.10%	#(a)	4/1/2053	BBB+	6,500,000	6,637,871
Municipal Electric Authority of Georgia	5.00%		1/1/2039	A2	1,500,000	1,622,197
Municipal Electric Authority of Georgia	5.00%		1/1/2040	A2	1,500,000	1,613,681
Municipal Electric Authority of Georgia	5.00%		1/1/2042	A2	1,550,000	1,643,228
Municipal Electric Authority of Georgia (BAM)	5.25%		1/1/2041	AA	1,250,000	1,360,773
New York Energy Finance Development Corp.	5.00%	#(a)	7/1/2056	A1	12,000,000	12,258,776
North Texas Municipal Water District Water System Revenue	3.00%		9/1/2038	AAA	4,825,000	4,270,438
Patriots Energy Group Financing Agency SC	5.25%	#(a)	2/1/2054	Aa1	10,000,000	10,679,660
Patriots Energy Group Financing Agency SC	5.25%	#(a)	10/1/2054	A1	15,000,000	16,136,180
Pennsylvania Economic Development Financing Authority-Talen Energy Supply LLC	5.25%	#(a)	12/1/2038	B	2,200,000	2,204,127
Pennsylvania Economic Development Financing Authority-Waste Management Inc AMT	1.10%	#(a)	6/1/2031	A-	5,000,000	4,933,906
Philadelphia Gas Works Co. PA	5.00%		8/1/2039	A	2,250,000	2,440,315
Philadelphia Gas Works Co. PA	5.00%		8/1/2042	A	2,000,000	2,136,847
Philadelphia Gas Works Co. PA (AG)	5.25%		8/1/2041	AA	2,000,000	2,228,991
Puerto Rico Electric Power Authority (AG)	3.148% (3 mo. USD Term SOFR * 0.67 + 2.42%	)#	7/1/2029	AA	4,155,000	4,056,207
Salt Verde Financial Corp. AZ	5.50%		12/1/2029	A3	5,100,000	5,420,098
South Carolina Public Service Authority	5.00%		12/1/2036	A-	2,000,000	2,238,063
South Carolina Public Service Authority	5.00%		12/1/2037	A-	2,250,000	2,492,202
South Carolina Public Service Authority	5.00%		12/1/2040	A-	1,010,000	1,094,519
Southeast Alabama Gas Supply District AL	5.00%	#(a)	8/1/2054	Aa3	10,000,000	10,601,453
Southeast Energy Authority A Cooperative District AL	5.00%		11/1/2035	Baa1	33,000,000	33,732,973
Southeast Energy Authority A Cooperative District AL(e)	5.00%	#(a)	1/1/2056	A1	21,100,000	21,235,483

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Southeast Energy Authority A Cooperative District AL		5.25%	#(a)	11/1/2055	A1		$30,000,000	$32,407,191
Southeast Energy Authority A Cooperative District AL		5.50%	#(a)	1/1/2053	A1		5,000,000	5,323,362
Tennergy Corp. TN		5.50%	#(a)	10/1/2053	Baa1		10,000,000	10,634,551
Tennessee Energy Acquisition Corp.		5.625%		9/1/2026	BBB	(d)	5,000,000	5,035,188
Texas Municipal Gas Acquisition & Supply Corp. I		6.25%		12/15/2026	A1		2,765,000	2,830,894
Texas Municipal Gas Acquisition & Supply Corp. IV		5.50%	#(a)	1/1/2054	A1		10,000,000	10,559,391
Texas Municipal Gas Acquisition & Supply Corp. VI-Texas Municipal Gas Acquisition & Supply Corp VI		5.00%		1/1/2036	A1		35,230,000	37,436,909
Texas Municipal Power Agency (AG)		3.00%		9/1/2036	AA		5,250,000	4,795,976
Texas Water Development Board-State Water Implementation Revenue Fund for Texas		5.00%		10/15/2036	AAA		2,450,000	2,720,973
Total								1,095,655,210
Total Municipal Bonds (cost $5,389,352,693)								5,382,328,320

WARRANTS 0.00%

Construction & Engineering 0.00%
BL Train Holdings West LLC* (cost $0)		11.50%		12/1/2035	NR		181,722	318,014	(f)
Total Long-Term Investments (cost $5,389,352,693)								5,382,646,334

	Interest Rate#	Interest Rate Reset Date(g)		Final Maturity Date

SHORT-TERM INVESTMENTS 1.95%

VARIABLE RATE DEMAND NOTES 1.92%

Education 0.19%
University of California	2.330%	4/1/2026		5/15/2048	AA		10,500,000	10,500,000

General Obligation 0.30%
City of New York NY GO	2.850%	4/1/2026		10/1/2046	AA		1,780,000	1,780,000
City of New York NY GO	2.850%	4/1/2026		10/1/2046	AA		1,100,000	1,100,000
City of New York NY GO	2.900%	4/1/2026		4/1/2042	AA		2,500,000	2,500,000
City of New York NY GO	2.900%	4/1/2026		4/1/2042	AA		11,210,000	11,210,000
Total								16,590,000

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care 0.11%
Public Finance Authority-Kaiser Obligated Group WI	2.550%	4/1/2026	10/1/2055	AA+	$3,095,000	$3,095,000
Regents of the University of California Medical Center Pooled Revenue	2.550%	4/1/2026	5/15/2045	AA-	2,900,000	2,900,000
Total						5,995,000

Tax Revenue 0.67%
New York City Transitional Finance Authority Future Tax Secured Revenue NY	2.750%	4/1/2026	2/1/2056	AAA	36,500,000	36,500,000

Utilities 0.65%
County of King Sewer Revenue WA	2.800%	4/1/2026	1/1/2042	AA	3,450,000	3,450,000
Development Authority of Appling County-Georgia Power Co	2.700%	4/1/2026	11/1/2052	A	2,500,000	2,500,000
Development Authority of Appling County-Georgia Power Co	2.850%	4/1/2026	9/1/2029	A	11,100,000	11,100,000
Development Authority of Appling County-Georgia Power Co	2.850%	4/1/2026	9/1/2041	A	8,650,000	8,650,000
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	2.700%	4/15/2026	6/15/2050	AA+	2,000,000	2,000,000
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	2.740%	4/15/2026	6/15/2055	AA+	1,500,000	1,500,000
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	2.850%	4/15/2026	6/15/2044	AA+	3,660,000	3,660,000
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	2.850%	4/15/2026	6/15/2053	AA+	2,500,000	2,500,000
Total						35,360,000
Total Variable Rate Demand Notes (cost $104,945,000)						104,945,000

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2026

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 0.03%
Repurchase Agreement dated 3/31/2026, 3.250% due 4/1/2026 with Fixed Income Clearing Corp. collateralized by $1,417,800 of U.S. Treasury Note at 4.375% due 7/15/2027 value: $1,439,854; proceeds: $1,411,622 (cost $1,411,495)	$1,411,495	$1,411,495
Total Short-Term Investments (cost $106,356,495)		106,356,495
Total Investments in Securities 100.46% (cost $5,495,709,188)		5,489,002,829
Other Assets and Liabilities – Net (0.46)%		(25,143,749)
Net Assets 100.00%		$5,463,859,080

AG	AG Insured by Assured Guaranty, Inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by Build America Mutual.
COPS	Certificates of Participation.
FHLMC	Insured by Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
NATL	Insured by National Public Finance Guarantee Corporation.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
ST INTERCEPT	State Intercept.
TRIPS	Tax Refund Intercept Programs.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2026.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2026, the total value of Rule 144A securities was $515,486,903, which represents 9.43% of net assets.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis (See Note 2(h)).
(c)	Defaulted.
(d)	This investment has been rated by Fitch IBCA.
(e)	Municipal Bonds Held in Trust-Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) to Financial Statements for details of Municipal Bonds Held in Trust.
(f)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND March 31, 2026

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$5,382,328,320	$–	$5,382,328,320
Warrants	–	–	318,014	318,014
Short-Term Investments
Variable Rate Demand Notes	–	104,945,000	–	104,945,000
Repurchase Agreements	–	1,411,495	–	1,411,495
Total	$–	$5,488,684,815	$318,014	$5,489,002,829

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in Trust (See Note 2(e)).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 102.91%

MUNICIPAL BONDS 102.90%

Corporate-Backed 6.78%
Arkansas Development Finance Authority-United States Steel Corp AMT	5.45%		9/1/2052	BB+	$3,500,000	$3,528,642
Arkansas Development Finance Authority-US Steel Corp AMT	5.70%		5/1/2053	BB+	4,600,000	4,688,317
Arkansas Development Finance Authority-Weyerhaeuser Co AMT	3.875%	#(a)	10/15/2065	BBB	3,750,000	3,733,615
Baldwin County Industrial Development Authority-Novelis Corp AL AMT†	5.00%	#(a)	6/1/2055	BB	17,000,000	17,251,570
California Infrastructure & Economic Development Bank-DesertXpress Enterprises LLC AMT†	12.00%	#(a)	1/1/2065	NR	14,065,000	7,454,450
City of Valparaiso-Pratt Paper LLC AMT IN†	4.875%		1/1/2044	NR	1,000,000	1,005,997
City of Valparaiso-Pratt Paper LLC IN AMT†	5.00%		1/1/2054	NR	5,200,000	4,950,121
City of Whiting-BP Products North America Inc IN AMT	3.00%		11/1/2051	A1	6,295,000	4,493,530
Florida Development Finance Corp.-Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	4,500,000	4,503,036
Grapevine Wash Local District-Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR	8,000,000	7,824,942
Hoover Industrial Development Board-United States Steel Corp AL AMT	5.75%		10/1/2049	BB+	4,090,000	4,177,543
Iowa Finance Authority-Iowa Fertilizer Co LLC	5.00%	#(a)	12/1/2050	AA+	24,000,000	27,049,087
Iowa Finance Authority-Iowa Fertilizer Co LLC	5.00%		12/1/2050	AA+	25,025,000	28,204,309
Jefferson County Port Authority-JSW Steel USA Ohio Inc OH†	5.00%	#(a)	12/1/2053	Ba1	5,350,000	5,459,413
Lakewood Ranch Stewardship District Series 2025 Assessment Southeast FL	6.00%		5/1/2056	NR	3,565,000	3,685,437
Love Field Airport Modernization Corp.-Southwest Airlines Co TX	5.00%		11/1/2028	BBB	1,795,000	1,797,918
Maricopa County Industrial Development Authority-Commercial Metals Co AZ AMT†	4.00%		10/15/2047	BB+	8,420,000	7,240,479

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Maryland Economic Development Corp Chesapeake Bay Conference Center(b)	5.00%		12/1/2016	NR	$855,000	$572,850
Maryland Economic Development Corp.-Core Natural Resources Inc†	5.00%	#(a)	7/1/2048	NR	5,150,000	5,494,403
Mission Economic Development Corp.-Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	4,540,000	4,545,575
Mississippi Business Finance Corp.-Waste Pro USA Inc AMT†	4.375%	#(a)	2/1/2048	NR	3,750,000	3,766,384
Mobile County Industrial Development Authority-AM/NS Calvert LLC AL AMT	5.00%		6/1/2054	BBB	2,250,000	2,145,340
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	4.875%		11/1/2042	B-	5,475,000	4,895,862
New Jersey Economic Development Authority-United Airlines Inc	5.25%		9/15/2029	BB+	4,770,000	4,775,591
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AG)	3.00%		1/1/2046	AA	17,455,000	13,313,669
New York City Industrial Development Agency-TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	6,100,000	6,104,025
New York Liberty Development Corp.	3.00%		11/15/2051	A+	24,950,000	17,766,965
New York Liberty Development Corp.-3 World Trade Center LLC†	5.00%		11/15/2044	NR	7,500,000	7,500,250
New York Liberty Development Corp.-7 World Trade Center II LLC	3.00%		9/15/2043	Aaa	27,180,000	22,297,594
New York Liberty Development Corp.-7 World Trade Center II LLC	3.125%		9/15/2050	Aaa	6,000,000	4,398,536
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+	1,000,000	1,047,823
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2031	B+	4,250,000	4,251,876
New York Transportation Development Corp.-American Airlines Inc AMT	5.25%		8/1/2031	B+	700,000	728,122
New York Transportation Development Corp.-American Airlines Inc AMT	5.375%		8/1/2036	B+	3,000,000	3,096,848
Niagara Area Development Corp.-Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B-	5,000,000	4,405,486
Ohio Air Quality Development Authority-AMG Vanadium LLC AMT†	5.00%		7/1/2049	B3	13,110,000	11,887,715
Parish of St. James-NuStar Logistics LP LA†	6.35%		7/1/2040	BB+	6,650,000	7,195,627
Parish of St. James-NuStar Logistics LP LA†	6.35%		10/1/2040	BB+	2,500,000	2,705,759

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
Port of Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	5.25%		1/1/2054	NR		$5,400,000	$4,800,087
Port of Seattle Industrial Development Corp.-Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BBB-		9,200,000	9,210,127
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR		5,095,000	4,687,362
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.25%		7/1/2054	NR		1,000,000	814,754
Public Finance Authority-TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+		15,055,000	15,057,069
Savannah Georgia Convention Center Authority (AG)	5.50%		6/1/2050	AA		1,000,000	1,049,619
State of Nevada Department of Business & Industry-DesertXpress Enterprises LLC AMT†	12.00%	#(a)	1/1/2065	NR		5,050,000	2,676,500
Tulsa Airports Improvement Trust-American Airlines Inc OK AMT	5.50%		6/1/2035	NR		5,000,000	4,999,774
Tuscaloosa County Industrial Development Authority-Hunt Refining Co AL†	5.25%		5/1/2044	NR		7,000,000	7,019,398
Virginia Small Business Financing Authority-Reworld Holding Corp VA AMT†	5.00%	#(a)	1/1/2048	B-		910,000	877,447
West Pace Cooperative District AL(b)	9.125%		5/1/2039	NR		4,900,000	2,450,000
Williamsburg Economic Development Authority-Provident Group-Williamsburg Properties LLC VA (AG)	5.25%		7/1/2053	AA		2,500,000	2,587,785
Total							326,174,628

Education 12.81%
Brunswick City School District OH(c)	5.50%		12/1/2060	A1		11,000,000	11,428,788
California Educational Facilities Authority-Loma Linda University	5.00%		4/1/2042	A		5,745,000	5,788,668
California Infrastructure & Economic Development Bank(c)	5.25%		5/15/2059	AA		14,900,000	15,700,067
California School Finance Authority-Green Dot Public Schools Obligated Group†	5.00%		8/1/2045	BBB-		1,500,000	1,458,979
California State University	3.00%		11/1/2051	Aa2		10,000,000	7,300,462
Camden County Improvement Authority-KIPP Cooper Norcross Obligated Group NJ	6.00%		6/15/2062	BBB		2,540,000	2,592,702
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%		4/1/2048	A	(d)	7,250,000	7,589,567

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Chicago Board of Education Dedicated Capital Improvement Tax IL	6.10%	4/1/2036	A	(d)	$4,235,000	$4,302,119
Chicago Board of Education Dedicated Capital Improvement Tax IL TCRS (BAM)	5.00%	4/1/2045	AA		2,500,000	2,558,353
Chicago Board of Education IL GO	4.00%	12/1/2047	BB+		15,510,000	12,406,801
City of Waltham MA GO	2.00%	10/15/2035	AA+		4,920,000	4,130,460
City of Waltham MA GO	2.00%	10/15/2036	AA+		5,015,000	4,108,160
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc (PSF-GTD)	5.25%	2/15/2049	Aaa		8,015,000	8,260,769
Cumberland County Municipal Authority-Dickinson College PA	5.00%	5/1/2056	A+		15,000,000	15,199,562
District of Columbia-Catholic University of America/The	5.75%	10/1/2055	A-		5,000,000	5,228,908
Dutchess County Local Development Corp.-Bard College NY	5.00%	7/1/2045	BBB+		2,275,000	2,276,104
Florida Development Finance Corp.-Mater Academy Inc	5.00%	6/15/2047	BBB		6,600,000	6,270,570
Florida Higher Educational Facilities Financing Authority-Keiser University Obligated Group†	6.00%	7/1/2045	BB+		15,000,000	15,226,040
Florida Higher Educational Facilities Financing Authority-Keiser University Obligated Group†	6.25%	7/1/2055	BB+		20,000,000	20,087,896
Great Oaks Career Campuses Board of Education OH	3.00%	12/1/2050	Aa1		15,460,000	10,873,474
Homewood Educational Building Authority-Samford University AL	5.00%	12/1/2047	Baa2		13,425,000	12,913,056
Illinois Finance Authority-Illinois Institute of Technology	4.00%	9/1/2037	Ba2		3,135,000	2,759,474
Illinois Finance Authority-Illinois Institute of Technology	4.00%	9/1/2039	Ba2		4,295,000	3,690,559
Illinois Finance Authority-Illinois Institute of Technology	5.00%	9/1/2040	Ba2		2,045,000	1,968,126
Illinois Finance Authority-Illinois Institute of Technology†	5.875%	9/1/2046	BB+		3,000,000	2,951,598
Illinois Finance Authority-University of Chicago	5.25%	5/15/2048	Aa2		7,500,000	7,818,087
Illinois Finance Authority-University of Chicago	5.25%	5/15/2054	Aa2		18,850,000	19,391,866

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Iowa Higher Education Loan Authority-Des Moines University Osteopathic Medical Center	5.00%	10/1/2038	BBB+	$2,730,000	$2,804,647
Iowa Higher Education Loan Authority-Des Moines University Osteopathic Medical Center	5.00%	10/1/2039	BBB+	2,870,000	2,936,257
Iowa Higher Education Loan Authority-Des Moines University Osteopathic Medical Center	5.00%	10/1/2040	BBB+	3,535,000	3,593,260
Iowa Higher Education Loan Authority-Des Moines University Osteopathic Medical Center	5.00%	10/1/2047	BBB+	1,800,000	1,777,253
Iowa Higher Education Loan Authority-University of Dubuque	5.00%	10/1/2045	BBB-	1,725,000	1,681,831
Iowa Higher Education Loan Authority-University of Dubuque	5.25%	10/1/2040	BBB-	2,000,000	2,071,035
Iowa Higher Education Loan Authority-University of Dubuque	6.00%	10/1/2055	BBB-	10,275,000	10,583,284
Lamar Consolidated Independent School District TX(c)	5.00%	2/15/2059	AAA	14,715,000	15,058,200
Louisiana Public Facilities Authority-South Quad L3C (AG)	5.25%	7/1/2055	A1	2,750,000	2,826,486
Louisiana Public Facilities Authority-South Quad L3C (AG)	5.25%	7/1/2065	A1	7,750,000	7,954,283
Louisiana Public Facilities Authority-Tulane University	4.00%	4/1/2050	A+	9,040,000	7,903,159
Maryland Health & Higher Educational Facilities Authority(c)	5.50%	8/15/2054	A	32,500,000	33,428,073
Massachusetts Development Finance Agency-Emerson College	5.00%	10/1/2043	Baa3	8,000,000	7,613,206
Massachusetts Development Finance Agency-Emerson College	5.25%	1/1/2042	BBB+	18,595,000	18,637,380
Massachusetts Development Finance Agency-Franklin W Olin College of Engineering Inc	5.25%	11/1/2051	A	8,500,000	8,782,877
Massachusetts Development Finance Agency-Suffolk University	5.00%	7/1/2032	Baa3	3,750,000	3,775,440
Massachusetts Development Finance Agency-Suffolk University	5.00%	7/1/2033	Baa3	1,250,000	1,256,445
Massachusetts Development Finance Agency-Suffolk University	5.00%	7/1/2034	Baa3	1,600,000	1,607,281

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Massachusetts Development Finance Agency-Suffolk University	5.25%	7/1/2055	Baa3	$11,850,000	$11,406,050
Massachusetts Development Finance Agency-Suffolk University	5.50%	7/1/2045	Baa3	5,100,000	5,276,715
Massachusetts Development Finance Agency-Suffolk University	6.00%	7/1/2050	Baa3	5,250,000	5,516,570
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board-Lipscomb University Obligated Group TN	5.25%	10/1/2058	BBB-	5,165,000	4,743,692
Miami-Dade County Educational Facilities Authority-University of Miami FL(e)	5.00%	4/1/2045	A-	2,500,000	2,614,515
Miami-Dade County Educational Facilities Authority-University of Miami FL(e)	5.00%	4/1/2046	A-	2,500,000	2,594,063
Michigan State University	5.25%	2/15/2050	AA	8,000,000	8,468,566
Middlesex County Improvement Authority NJ(c)	5.00%	11/15/2055	A+	15,000,000	15,477,060
Montebello Unified School District CA GO (AG)	5.50%	8/1/2047	AA	6,500,000	6,915,438
New Jersey Educational Facilities Authority-State of New Jersey	5.25%	9/1/2053	A1	2,100,000	2,182,736
New York St Dorm Auth Revenues Nyshgr(c)	5.25%	7/1/2055	AA-	14,750,000	15,295,554
New York State Dormitory Authority-Cornell University	5.50%	7/1/2054	Aa1	22,500,000	24,067,053
New York State Dormitory Authority-Icahn School of Medicine Mount Sinai	5.00%	7/1/2040	BBB	5,000,000	5,003,301
New York State Dormitory Authority-New York Institute of Technology	5.25%	7/1/2049	BBB	1,300,000	1,314,444
New York State Dormitory Authority-New York Institute of Technology	5.25%	7/1/2054	BBB	1,900,000	1,901,505
New York State Dormitory Authority-Pace University	5.50%	5/1/2056	BBB-	13,175,000	13,492,540
New York State Dormitory Authority-Yeshiva University	5.00%	7/15/2042	BBB-	3,720,000	3,742,498
New York State Dormitory Authority-Yeshiva University	5.00%	7/15/2050	BBB-	5,855,000	5,610,582
Ohio Higher Educational Facility Commission(c)	5.25%	10/1/2053	AA-	11,500,000	11,866,931
Ohio Higher Educational Facility Commission-Oberlin College	5.25%	10/1/2053	AA-	2,680,000	2,765,511

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Ohio Higher Educational Facility Commission-Xavier University	5.25%	5/1/2049	Baa3	$2,805,000	$2,722,333
Ohio Higher Educational Facility Commission-Xavier University	5.25%	5/1/2054	Baa3	4,690,000	4,441,169
Onondaga Civic Development Corp.(c)	5.50%	12/1/2056	AA-	12,745,000	13,646,150
Pennsylvania State University(c)	5.50%	9/1/2055	AA	22,000,000	23,496,453
Private Colleges & Universities Authority-Emory University GA	5.25%	9/1/2045	AA	13,280,000	14,434,680
Public Finance Authority-Triad Math & Science Academy Co WI†(e)	5.00%	6/15/2036	BB+	12,000,000	12,058,430
Public Finance Authority-Triad Math & Science Academy Co WI	5.25%	6/15/2065	BB+	2,000,000	1,776,824
Public Finance Authority-Triad Math & Science Academy Co WI	5.50%	6/15/2055	BB+	1,050,000	988,778
Public Finance Authority-Wingate University WI	5.25%	10/1/2038	BBB-	2,220,000	2,220,781
Public Finance Authority-Wingate University WI	5.25%	10/1/2043	BBB-	1,000,000	967,602
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.00%	6/15/2054	NR	700,000	596,115
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.00%	6/15/2059	NR	700,000	584,738
Town of Davie-Nova Southeastern University Inc FL	5.00%	4/1/2048	A-	3,000,000	3,017,553
University of Connecticut	5.25%	11/15/2047	Aa3	8,080,000	8,253,860
University of Illinois (AG)	4.00%	4/1/2038	AA	4,965,000	4,981,032
University of North Carolina at Wilmington	5.00%	6/1/2037	A1	7,055,000	7,068,085
University of Oregon TCRS (BAM)	3.50%	4/1/2052	AA	5,000,000	4,000,928
Waco Educational Finance Corp.-Baylor University TX	5.25%	3/1/2052	A+	3,775,000	3,909,077
Waco Educational Finance Corp.-Baylor University TX	5.25%	3/1/2053	A+	3,975,000	4,109,084
Washington State Housing Finance Commission-Seattle Academy of Arts & Sciences†	6.125%	7/1/2053	BBB	2,850,000	2,982,374
Washington State Housing Finance Commission-Seattle Academy of Arts & Sciences†	6.375%	7/1/2063	BBB	1,400,000	1,479,026
Total					616,562,008

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Electric Revenue Bonds 0.32%
City of San Antonio TX Electric & Gas Systems Revenue(c)	5.00%		2/1/2054	Aa2	$15,000,000	$15,322,675

Energy 0.08%
Main Street Natural Gas, Inc. GA	5.00%		5/15/2038	A1	3,745,000	3,982,569

Financial Services 0.10%
Massachusetts Educational Financing Authority AMT	4.125%		7/1/2046	BBB	5,755,000	4,886,319

General Obligation 11.32%
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	41,700,000	44,128,954
Chicago Board of Education IL GO	4.00%		12/1/2040	BB+	2,600,000	2,287,032
Chicago Board of Education IL GO	4.00%		12/1/2041	BB+	11,000,000	9,627,191
Chicago Board of Education IL GO	5.75%		12/1/2050	BB+	3,500,000	3,502,360
Chicago Board of Education IL GO	5.875%		12/1/2047	BB+	3,750,000	3,788,564
Chicago Board of Education IL GO	6.00%		12/1/2044	BB+	4,500,000	4,722,512
Chicago Board of Education IL GO	6.00%		12/1/2049	BB+	10,260,000	10,491,309
Chicago Board of Education IL GO	6.25%		12/1/2050	BB+	3,250,000	3,405,845
City of Chicago IL GO	5.50%		1/1/2039	BBB	2,125,000	2,202,653
City of Chicago IL GO	5.50%		1/1/2049	BBB	2,240,000	2,202,188
City of Chicago IL GO	6.00%		1/1/2050	BBB	8,500,000	8,782,757
City of Horace ND GO	4.50%		5/1/2039	Baa3	1,250,000	1,260,048
City of Horace ND GO	4.75%		5/1/2044	Baa3	1,100,000	1,094,733
City of New York NY GO	5.25%		9/1/2043	AA	6,500,000	6,936,067
City of New York NY GO	5.25%		2/1/2053	AA	4,350,000	4,518,072
City of New York NY GO	5.50%		5/1/2046	AA	2,675,000	2,835,426
City of New York NY GO TCRS (BAM)	3.00%		3/1/2051	AA	5,000,000	3,574,410
Commonwealth of Massachusetts GO	5.00%		4/1/2042	AA+	1,740,000	1,904,042
Commonwealth of Massachusetts GO	5.00%		4/1/2043	AA+	2,000,000	2,174,891
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	8,782,789	8,488,344
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	15,000,000	12,889,489
County of Anne Arundel MD GO	3.00%		10/1/2044	AAA	7,415,000	6,097,811
County of Harris TX GO	4.00%		9/15/2049	Aaa	9,500,000	8,642,673
County of Pasco-State of Florida Cigarette Tax Revenue (AG)	5.75%		9/1/2054	AA	4,770,000	5,062,120
El Paso County Hospital District TX GO (AG)	5.50%		2/15/2055	AA	12,000,000	12,505,950
Forney Independent School District TX GO (PSF-GTD)	3.00%		2/15/2045	AAA	6,050,000	4,834,332

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Grant County Public Hospital District No. 1 WA GO	5.125%	12/1/2048	Baa2	$5,000,000	$4,936,926
Jackson County Reorganized School District No. 7 MO	5.00%	3/1/2046	AA	5,500,000	5,814,348
Long Beach Unified School District CA GO(e)	4.00%	8/1/2047	Aa2	4,840,000	4,601,278
Metropolitan Government Nashville & Davidson County Sports Authority TN (AG)	5.25%	7/1/2048	AA	2,000,000	2,101,091
Metropolitan Government Nashville & Davidson County Sports Authority TN (AG)	5.25%	7/1/2048	AA	3,980,000	4,173,199
Metropolitan Government Nashville & Davidson County Sports Authority TN (AG)	5.25%	7/1/2053	AA	5,230,000	5,407,028
Metropolitan Government Nashville & Davidson County Sports Authority TN (AG)	5.25%	7/1/2053	AA	5,000,000	5,169,243
Metropolitan Pier & Exposition Authority-State of Illinois McCormick Place Expansion Project Fund	4.00%	6/15/2050	A	29,240,000	26,125,712
Metropolitan Pier & Exposition Authority IL (AG)	4.00%	6/15/2050	AA	6,000,000	5,376,889
New Jersey Economic Development Authority-New Jersey Transit Corp	5.25%	11/1/2047	A1	11,050,000	11,568,858
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%	6/15/2041	A1	6,250,000	6,793,843
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%	6/15/2042	A1	2,000,000	2,163,816
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	11/1/2045	AAA	7,500,000	8,040,041
New York State Thruway Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2048	AA+	19,635,000	14,713,992
New York State Thruway Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2049	AA+	7,085,000	5,262,501
New York State Thruway Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2051	AA+	4,110,000	2,979,773
New York State Urban Development Corp.-State of New York Sales Tax Revenue	3.00%	3/15/2049	Aa1	4,970,000	3,647,433
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Department of Transportation AMT	6.00%	6/30/2061	Baa2	33,470,000	34,952,473

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
San Francisco Bay Area Rapid Transit District Sales Tax Revenue CA	3.00%	7/1/2044	AA+	$6,505,000	$5,331,711
Santa Barbara Community College District CA GO	6.00%	8/1/2055	AA+	6,810,000	7,731,847
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%	9/1/2037	Aa3	1,200,000	1,207,707
Southwest Local School District/Hamilton County OH GO (SD CRED PROG)	4.00%	1/15/2055	Aa1	7,000,000	6,187,650
St. Louis County Reorganized School District No. R-6 MO GO	3.35%	2/1/2037	AAA	6,350,000	6,042,835
St. Louis County Reorganized School District No. R-6 MO GO	3.40%	2/1/2038	AAA	6,150,000	5,830,430
State of California GO	5.00%	10/1/2047	Aa2	7,330,000	7,812,580
State of Connecticut GO	3.00%	11/15/2042	Aa2	4,000,000	3,428,149
State of Connecticut GO	3.00%	11/15/2043	Aa2	2,800,000	2,357,447
State of Illinois GO	4.00%	11/1/2037	A2	6,810,000	6,594,022
State of Illinois GO	4.00%	10/1/2042	A2	5,000,000	4,572,426
State of Illinois GO	4.00%	10/1/2044	A2	5,000,000	4,453,848
State of Illinois GO	4.25%	5/1/2046	A2	4,750,000	4,298,333
State of Illinois GO	5.00%	1/1/2035	A2	6,200,000	6,206,175
State of Illinois GO	5.00%	12/1/2035	A2	2,145,000	2,182,963
State of Illinois GO	5.00%	5/1/2038	A2	4,515,000	4,598,628
State of Illinois GO	5.00%	1/1/2041	A2	3,580,000	3,581,646
State of Illinois GO	5.00%	9/1/2041	A2	10,000,000	10,499,631
State of Illinois GO	5.00%	5/1/2043	A2	3,000,000	3,030,452
State of Illinois GO	5.00%	12/1/2048	A2	10,000,000	9,988,754
State of Illinois GO	5.25%	5/1/2045	A2	2,500,000	2,595,871
State of Illinois GO	5.25%	9/1/2047	A2	30,000,000	30,760,224
State of Illinois GO	5.50%	5/1/2039	A2	8,250,000	8,696,443
State of Illinois GO	5.50%	10/1/2039	A2	6,000,000	6,481,080
State of Illinois GO	5.50%	3/1/2042	A2	5,250,000	5,573,899
State of Illinois GO	5.50%	3/1/2047	A2	18,425,000	19,100,411
State of Illinois GO	5.50%	5/1/2047	A2	11,165,000	11,575,586
State of Illinois GO	5.75%	5/1/2045	A2	2,600,000	2,722,764
Union County Utilities Authority-Covanta Union LLC NJ GTD AMT	4.75%	12/1/2031	AA+	3,680,000	3,680,747
Waco Independent School District TX GO (PSF-GTD)	4.00%	8/15/2047	AAA	7,500,000	6,948,405

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation (continued)
Washington State Convention Center Public Facilities District	5.00%	7/1/2048	A3		$7,000,000	$6,970,900
Washington Township Health Care District CA GO	5.50%	8/1/2053	AA		2,000,000	2,135,575
Total						544,967,356

Health Care 17.06%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2041	BBB-		3,000,000	2,889,187
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2046	BBB-		2,615,000	2,408,513
Astoria Hospital Facilities Authority-Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2049	BBB		3,950,000	3,891,087
Astoria Hospital Facilities Authority-Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2054	BBB		4,250,000	4,117,700
Berks County Municipal Authority-Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR		8,008,000	5,910,585
Berks County Municipal Authority-Tower Health Obligated Group PA	5.00%	6/30/2039	NR		16,473,000	15,511,670
Berks County Municipal Authority-Tower Health Obligated Group PA	6.00%	6/30/2034	NR		1,218,914	1,299,538
Berks County Municipal Authority-Tower Health Obligated Group PA	8.00%	6/30/2034	NR		2,432,609	2,483,926
Brevard County Health Facilities Authority-Health First Inc Obligated Group FL	5.00%	4/1/2041	A		6,065,000	6,388,128
Bucks County Industrial Development Authority-Grand View Hospital/Sellersville Obligated Group PA	4.00%	7/1/2051	BBB+		3,500,000	2,938,755
Build NYC Resource Corp.-RiverSpring Health Senior Living Inc Obligated Group NY†	7.00%	12/15/2065	NR		9,000,000	8,973,215
California Health Facilities Financing Authority-Cedars-Saini Medical Center Obligated Group	3.00%	8/15/2051	AA-		5,565,000	4,083,608
California Municipal Finance Authority-Community Health Centers of The Central Coast Inc	5.75%	12/1/2055	BBB	(d)	5,000,000	5,164,766
California Municipal Finance Authority-Community Hospitals of Central California Obligated Group	5.00%	2/1/2047	BBB+		6,940,000	6,948,549

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Public Finance Authority-Sharp Healthcare Obligated Group	4.00%	8/1/2047	AA	$13,380,000	$12,366,786
California Statewide Communities Development Authority-Loma Linda University Medical Center Obligated Group†	5.25%	12/1/2043	BB+	4,510,000	4,588,906
California Statewide Communities Development Authority-Loma Linda University Medical Center Obligated Group	5.50%	12/1/2054	BB+	6,875,000	6,884,383
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.25%	12/1/2056	BB+	4,500,000	4,500,291
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.50%	12/1/2058	BB+	3,375,000	3,435,249
Chattanooga Health Educational & Housing Facility Board-Erlanger Health Obligated Group TN	5.25%	12/1/2054	A	20,000,000	20,424,724
City of St. Cloud-CentraCare Health System Obligated Group MN	5.00%	5/1/2054	A2	3,750,000	3,770,199
City of Tampa-H Lee Moffitt Cancer Center & Research Institute Obligated Group FL	4.00%	7/1/2045	A	7,400,000	6,690,456
Colorado Health Facilities Authority-AdventHealth Obligated Group	4.00%	11/15/2048	AA	5,000,000	4,403,255
Colorado Health Facilities Authority-CommonSpirit Health Obligated Group	5.50%	11/1/2047	A-	4,390,000	4,589,230
Columbia County Hospital Authority-WellStar Health System Obligated Group GA	5.75%	4/1/2053	A+	2,670,000	2,851,629
Connecticut State Health & Educational Facilities Authority-Nuvance Health Obligated Group	4.00%	7/1/2041	BBB+	9,920,000	9,156,820
Connecticut State Health & Educational Facilities Authority-Nuvance Health Obligated Group	4.00%	7/1/2049	BBB+	3,875,000	3,412,510
County of Cuyahoga-MetroHealth System OH	5.50%	2/15/2052	BBB-	8,925,000	8,685,377
County of Cuyahoga-MetroHealth System/The OH	5.00%	2/15/2057	BBB-	5,185,000	4,638,702
County of Muskingum-Genesis Healthcare System Obligated Group OH	5.00%	2/15/2044	BB+	2,650,000	2,622,210

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
County of Warren-Bowling Green-Warren County Community Hospital Corp KY	5.25%	4/1/2049	AA-		$8,610,000	$8,898,201
Crawford County Hospital Authority-Meadville Medical Center Obligated Group PA	6.00%	6/1/2046	NR		950,000	950,458
Crawford County Hospital Authority-Meadville Medical Center Obligated Group PA	6.00%	6/1/2051	NR		1,115,000	1,114,872
Cumberland County Municipal Authority-Penn State Health Obligated Group PA	3.00%	11/1/2038	A		4,315,000	3,825,264
Denver Health & Hospital Authority CO	5.125%	12/1/2050	BBB		1,000,000	988,582
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB		700,000	700,167
Denver Health & Hospital Authority CO	6.00%	12/1/2055	BBB		3,050,000	3,218,539
Duluth Economic Development Authority-Essentia Health Obligated Group MN	5.25%	2/15/2053	A-		2,870,000	2,873,893
Duluth Economic Development Authority-St Luke’s Hospital of Duluth Obligated MN	5.25%	6/15/2052	AA-		5,000,000	5,096,576
Dutchess County Local Development Corp.-Nuvance Health Obligated Group NY	5.00%	7/1/2046	BBB+		6,275,000	6,106,238
Genesee County Funding Corp.-Monroe Sustainable Energy Partners LLC NY	5.50%	12/1/2055	BBB+		8,500,000	8,672,607
Genesee County Funding Corp.-Rochester Regional Health Obligated NY	5.25%	12/1/2052	BBB+		4,000,000	3,943,707
Greater Texas Cultural Education Facilities Finance Corp.-Texas Biomedical Research Institute TX	5.00%	6/1/2043	Baa2		4,720,000	4,725,462
Greenville Health System-Prisma Health Obligated Group SC	5.00%	5/1/2034	A		3,970,000	3,976,967
Illinois Finance Authority-University of Chicago Medical Center Obligated Group	4.00%	8/15/2041	A+		5,000,000	4,715,905
Illinois Finance Authority-Northwestern Memorial Healthcare Obligated Group	4.00%	7/15/2047	AA+		5,405,000	4,757,765
Iowa Finance Authority-Lifespace Communities Inc Obligated Group	4.00%	5/15/2053	BBB	(d)	4,645,000	3,612,179
Isle of Weight County Economic Development Authority-Riverside Healthcare Association Obligated Group VA (AG)	5.25%	7/1/2048	AA		3,000,000	3,133,759
Isle of Weight County Economic Development Authority-Riverside Healthcare Association Obligated Group VA (AG)	5.25%	7/1/2053	AA		6,000,000	6,183,265

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Lee County Industrial Development Authority-Lee Health System Inc Obligated Group FL	4.00%	4/1/2049	A+	$5,500,000	$4,785,683
Louisiana Public Facilities Authority-Ochsner Clinic Foundation Obligated Group	5.50%	5/15/2055	A	5,000,000	5,229,397
Louisville/Jefferson County Metropolitan Government-Norton Healthcare Obligated Group KY	5.00%	10/1/2041	A	3,200,000	3,386,594
Maryland Health & Higher Educational Facilities Authority-Adventist Healthcare Obligated Group	5.00%	1/1/2036	Baa3	3,290,000	3,405,242
Maryland Health & Higher Educational Facilities Authority-Adventist Healthcare Obligated Group	5.50%	1/1/2046	Baa3	17,990,000	18,097,906
Maryland Health & Higher Educational Facilities Authority-Kennedy Krieger Institute Inc Obligated Group MD	5.25%	7/1/2051	BBB-	2,500,000	2,562,271
Maryland Health & Higher Educational Facilities Authority-Kennedy Krieger Institute Inc Obligated Group MD	5.50%	7/1/2056	BBB-	2,000,000	2,077,489
Maryland Health & Higher Educational Facilities Authority-Mercy Medical Center Obligated Group	5.00%	7/1/2036	A-	1,320,000	1,324,105
Maryland Health & Higher Educational Facilities Authority-Mercy Medical Center Obligated Group MD	5.00%	7/1/2038	A-	2,250,000	2,255,954
Maryland Health & Higher Educational Facilities Authority-Meritus Medical Center Obligated Group (AG)	5.00%	7/1/2055	AA	6,445,000	6,515,009
Maryland Health & Higher Educational Facilities Authority-TidalHealth Obligated Group(AG)	5.25%	7/1/2050	AA	6,000,000	6,210,350
Maryland Health & Higher Educational Facilities Authority-TidalHealth Obligated Group(AG)	5.50%	7/1/2055	AA	2,640,000	2,784,222
Maryland Health & Higher Educational Facilities Authority-UPMC Obligated Group	4.00%	4/15/2050	A	6,200,000	5,285,452
Massachusetts Development Finance Agency-Beth Israel Lahey Health Obligated Group (AG)	5.50%	7/1/2055	AA	18,130,000	19,273,860

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Massachusetts Development Finance Agency-Boston Medical Center Corp Obligated Group	5.00%	7/1/2033	BBB	$2,575,000	$2,580,634
Massachusetts Development Finance Agency-Boston Medical Center Corp Obligated Group	5.00%	7/1/2037	BBB	4,030,000	4,034,011
Massachusetts Development Finance Agency-Boston Medical Center Corp Obligated Group	5.25%	7/1/2048	BBB	2,600,000	2,616,910
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	4.00%	7/1/2035	BBB-	2,000,000	1,920,547
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	4.00%	7/1/2044	BBB-	5,380,000	4,585,156
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%	7/1/2044	BBB-	1,600,000	1,551,529
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.50%	10/1/2045	BBB-	3,640,000	3,735,916
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	6.00%	10/1/2049	BBB-	6,250,000	6,688,995
Medical University Hospital Authority SC (FHA)	5.25%	11/15/2050	AA+	12,745,000	13,060,403
Medical University Hospital Authority SC (FHA)	5.25%	11/15/2054	AA+	25,635,000	26,071,574
Michigan Finance Authority Provident Group-HFH Energy LLC	5.50%	2/28/2049	A3	3,100,000	3,224,953
Minnesota Agricultural & Economic Development Board-HealthPartners Obligated Group	5.25%	1/1/2054	A	21,785,000	22,251,500
Monroe County Hospital Authority-Centurion Foundation Lehigh Valley LLC PA†	5.10%	6/15/2039	NR	10,000,000	9,796,699
Montgomery County Higher Education & Health Authority-Thomas Jefferson University Obligated Group PA	4.00%	9/1/2049	A	3,960,000	3,408,751
Montgomery County Higher Education & Health Authority-Thomas Jefferson University Obligated Group PA (AG)	4.00%	5/1/2056	AA	4,020,000	3,441,653
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2029	A-	1,000,000	1,006,138

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2030	A-		$580,000	$582,088
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2031	A-		1,620,000	1,625,187
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2034	A-		1,100,000	1,102,871
Nebraska Educational Health Cultural & Social Services Finance Authority-Immanuel Retirement Communities Obligated Group	4.00%	1/1/2044	AA	(d)	3,500,000	3,258,906
New Hampshire Business Finance Authority	5.43%	8/15/2035	NR		4,035,000	3,997,604
New Hampshire Business Finance Authority-Centurion Foundation Wilkens Avenue LLC	5.00%	9/15/2035	NR		3,680,000	3,568,293
New Hampshire Business Finance Authority-NFA UH SPV LLC†	5.625%	12/15/2033	NR		1,935,000	1,971,403
New Hampshire Business Finance Authority-NFA UH SPV LLC†	6.25%	12/15/2038	NR		1,830,000	1,882,606
New Hampshire Business Finance Authority-Novant Health Obligated Group	5.50%	6/1/2050	A+		20,925,000	21,696,385
New Hampshire Health & Education Facilities Authority Act-Dartmouth Health Obligated Group	5.50%	8/1/2050	A		21,000,000	22,242,352
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2048	BBB-		8,345,000	6,994,407
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2031	Ba3		1,300,000	1,280,731
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2040	Ba3		1,300,000	1,224,494
New York State Dormitory Authority-Memorial Sloan-Kettering Cancer Center	5.25%	7/1/2054	AA-		2,000,000	2,097,394
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	8/1/2038	BBB-		4,900,000	4,520,763
New York State Dormitory Authority-Northwell Health Obligated Group(c)	5.00%	5/1/2052	A-		33,500,000	33,617,106

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority-NYU Langone Hospitals Obligated Group	4.00%	7/1/2050	A+	$14,330,000	$12,616,156
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.25%	10/1/2049	BBB-	3,000,000	3,013,841
New York State Dormitory Authority-White Plains Hospital Obligated Group (AG)	5.50%	10/1/2054	AA	6,500,000	6,811,396
Niagara Area Development Corp.-Catholic Health System Obligated Group NY	4.50%	7/1/2052	B	2,475,000	2,044,637
Niagara Area Development Corp.-Catholic Health System Obligated Group NY	5.00%	7/1/2052	B	1,500,000	1,339,673
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.25%	8/15/2048	BB+	4,660,000	4,540,025
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%	8/15/2052	BB+	10,015,000	9,878,306
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%	8/15/2057	BB+	10,345,000	10,085,924
Orange County Health Facilities Authority-Orlando Health Obligated Group FL	5.25%	10/1/2056	A+	6,905,000	7,134,398
Orange County Health Facilities Authority-Orlando Health Obligated Group (AG)	4.00%	10/1/2049	AA	7,320,000	6,360,565
Oregon State Facilities Authority-Providence St Joseph Health Obligated Group	5.00%	10/1/2045	A	7,000,000	7,004,236
Palm Beach County Health Facilities Authority-Baptist Health South Obligated Group FL	4.00%	8/15/2049	AA-	6,925,000	5,988,926
Palomar Health Obligated Group CA	5.00%	11/1/2036	CCC+	11,025,000	10,764,996
Palomar Health Obligated Group CA	5.00%	11/1/2039	CCC+	8,240,000	7,998,405
Pennsylvania Economic Development Financing Authority-UPMC Obligated Group	4.00%	5/15/2048	A	3,500,000	3,041,342
Pennsylvania Higher Educational Facilities Authority-Thomas Jefferson University Obligated Group	5.50%	11/1/2054	A	16,750,000	17,182,465

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Pennsylvania Higher Educational Facilities Authority-University of Pennsylvania Health System Obligated Group/The	5.00%	8/15/2042	AA		$3,455,000	$3,497,215
Pennsylvania Higher Educational Facilities Authority-University of Pennsylvania Health System Obligated Group/The	5.50%	8/15/2055	AA		4,150,000	4,409,232
Philadelphia Authority for Industrial Development-Greater Philadelphia Health Action Inc PA	5.75%	6/1/2050	BBB-	(d)	1,000,000	999,537
Philadelphia Authority for Industrial Development-Greater Philadelphia Health Action Inc PA	6.00%	6/1/2045	BBB-	(d)	1,350,000	1,413,526
Public Finance Authority-Proton International Alabama LLC WI†(b)	6.85%	10/1/2047	NR		1,410,000	141,000
Rhode Island Health & Educational Building Corp.-Lifespan Obligated Group	5.25%	5/15/2049	BBB+		1,825,000	1,828,209
Roanoke Economic Development Authority-Carilion Clinic Obligated Group VA	3.00%	7/1/2045	AA-		20,870,000	15,972,003
Rockland County Economic Assistance Corp.-Bon Secours Health System Inc Obligated Group NY	6.50%	11/1/2030	NR		7,000,000	7,169,824
Rockland County Economic Assistance Corp.-Bon Secours Health System Inc Obligated Group NY	7.25%	11/1/2045	NR		2,500,000	2,662,108
Skagit County Public Hospital District No. 1 WA	5.50%	12/1/2054	Baa3		3,720,000	3,748,191
South Broward Hospital District Obligated Group FL TCRS (BAM)	3.00%	5/1/2051	AA		5,265,000	3,815,453
South Carolina Jobs-Economic Development Authority-Novant Health Obligated Group	5.50%	11/1/2046	A+		9,500,000	10,183,094
South Carolina Jobs-Economic Development Authority-Novant Health Obligated Group	5.50%	11/1/2054	A+		29,640,000	30,886,741
State of Ohio-Premier Health Partners Obligated	4.00%	11/15/2039	Baa1		2,640,000	2,486,375
Tarrant County Cultural Education Facilities Finance Corp TX(c)	5.00%	7/1/2053	A1		9,550,000	9,566,595
Virginia Small Business Financing Authority-Mary Washington Healthcare Obligated Group	5.25%	6/15/2050	A3		5,000,000	5,152,606

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Virginia Small Business Financing Authority-Mary Washington Healthcare Obligated Group	5.25%	6/15/2055	A3	$8,500,000	$8,691,537
Washington Health Care Facilities Authority-Overlake Hospital Medical Center Obligated Group	5.00%	7/1/2038	A	4,000,000	4,000,495
West Virginia Hospital Finance Authority-Vandalia Health Inc Obligated Group	6.00%	9/1/2048	BBB+	2,060,000	2,207,326
West Virginia Hospital Finance Authority-Vandalia Health Inc Obligated Group	6.00%	9/1/2053	BBB+	3,250,000	3,436,358
Westchester County Health Care Corp Obligated Group NY	6.00%	11/1/2030	BB	95,000	95,005
Westchester County Health Care Corp Obligated Group NY	6.125%	11/1/2037	BB	30,000	29,996
Westchester County Health Care Corp Obligated Group NY (AG)	5.00%	11/1/2051	AA	2,750,000	2,760,105
Westchester County Health Care Corp Obligated Group NY (AG)	5.75%	11/1/2048	AA	1,750,000	1,872,912
Wisconsin Health & Educational Facilities Authority-Ascension Health Credit Group	4.00%	11/15/2046	AA	5,045,000	4,600,553
Wisconsin Health & Educational Facilities Authority-Ascension Health Credit Group	4.00%	11/15/2046	NR	35,000	35,065
Wisconsin Health & Educational Facilities Authority-Centurion Foundation Se Wisconsin LLC	5.00%	9/15/2035	NR	2,745,000	2,661,675
Wisconsin Health & Educational Facilities Authority-Centurion Foundation Se Wisconsin LLC	5.00%	9/15/2035	NR	910,000	882,377
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group	5.50%	2/15/2054	A+	9,750,000	10,059,093
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group (BAM)	5.25%	2/15/2054	AA	1,250,000	1,282,588
Wisconsin Health & Educational Facilities Authority-Sauk-Prairie Memorial Hospital Inc Obligated Group	5.375%	2/1/2048	Ba2	840,000	804,880
Total					821,512,818

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing 5.73%
California Municipal Finance Authority	3.998%	#(a)	11/20/2040	AA-	$9,964,863	$9,546,500
California Municipal Finance Authority	3.998%	#(a)	11/20/2040	BBB	4,982,432	4,645,444
California Municipal Finance Authority-Bowles Hall Foundation	5.00%		6/1/2050	Baa3	1,410,000	1,385,211
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%		11/1/2039	Baa3	1,000,000	1,000,886
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%		11/1/2041	Baa3	1,000,000	973,321
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%		11/1/2048	Baa3	1,350,000	1,250,101
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%		11/1/2053	Baa3	1,745,000	1,573,365
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%		11/1/2058	Baa3	1,750,000	1,536,493
CMFA Special Finance Agency CA†	4.00%		12/1/2045	NR	5,000,000	3,804,990
CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments CA†	3.125%		8/1/2056	NR	4,500,000	3,290,968
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%		6/1/2057	NR	4,020,000	824,689
Delaware State Housing Authority (FHLMC), (FNMA), (GNMA)	6.00%		1/1/2055	Aa1	7,780,000	8,501,490
Florida Housing Finance Corp. (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2055	Aaa	4,685,000	5,187,097
Georgia Housing & Finance Authority (FHLMC), (FNMA), (GNMA)	5.20%		12/1/2050	AAA	7,600,000	7,706,018
Indiana Finance Authority-CHF-Tippecanoe LLC	5.125%		6/1/2058	BBB-	1,700,000	1,616,167
Indiana Finance Authority-CHF-Tippecanoe LLC	5.375%		6/1/2064	BBB-	4,460,000	4,363,227
Indiana Finance Authority-SFP-PUFW I LLC	5.00%		7/1/2054	BBB-	1,175,000	1,135,793
Indiana Finance Authority-SFP-PUFW I LLC	5.25%		7/1/2064	BBB-	1,625,000	1,603,407
Knox County Health Educational & Housing Facility Board-Provident Group-UTK Properties LLC TN (BAM)	5.25%		7/1/2049	AA	8,030,000	8,282,062

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Knox County Health Educational & Housing Facility Board-Provident Group-UTK Properties LLC TN (BAM)	5.50%		7/1/2054	AA	$1,150,000	$1,199,654
Knox County Health Educational & Housing Facility Board-Provident Group-UTK Properties LLC TN (BAM)	5.50%		7/1/2059	AA	2,000,000	2,077,113
Knox County Health Educational & Housing Facility Board TN (BAM)	5.125%		7/1/2054	AA	3,775,000	3,817,571
Maryland Economic Development Corp Morgan View & Thurgood Marshall Student Hsg	5.75%		7/1/2053	BBB-	2,000,000	2,068,414
Maryland Economic Development Corp Morgan View & Thurgood Marshall Student Hsg	6.00%		7/1/2058	BBB-	5,000,000	5,226,576
Massachusetts Development Finance Agency-PRG Medford Properties Inc	5.50%		6/1/2050	A	1,500,000	1,568,283
Miami-Dade County Industrial Development Authority-PRG-Casa Properties LLC FL†	5.375%	#(a)	7/1/2065	NR	4,800,000	4,926,618
Michigan State Housing Development Authority	5.05%		6/1/2051	AA+	10,000,000	10,045,270
New Hampshire Business Finance Authority	3.824%	#(a)	11/20/2042	BBB	4,223,761	3,884,459
New Hampshire Business Finance Authority	3.922%	#(a)	1/20/2041	BBB	5,053,812	4,797,688
New Hampshire Business Finance Authority	4.00%		10/20/2036	BBB	10,472,824	10,324,278
New Hampshire Business Finance Authority	4.25%		7/20/2041	A2	7,040,464	6,928,881
New Hampshire Business Finance Authority	4.375%		9/20/2036	BBB	5,224,030	5,257,059
New Hampshire Business Finance Authority	4.75%	#(a)	6/20/2041	AA-	12,471,588	12,671,840
New Hampshire Business Finance Authority	5.75%		4/28/2042	BBB	4,750,000	4,845,730
New York City Housing Development Corp.-8 Spruce NY Owner LLC	5.25%		12/15/2031	NR	1,350,000	1,385,816
New York City Housing Development Corp. NY	3.25%		11/1/2049	AA+	10,240,000	7,881,276
New York City Housing Development Corp. NY	3.45%		5/1/2059	AA+	5,730,000	4,264,379
New York State Dormitory Authority-State University of New York Dormitory Facilities Revenue	3.00%		7/1/2045	Aa3	5,052,000	3,958,730
New York State Housing Finance Agency (FHA)	4.20%		11/1/2054	Aa2	7,500,000	6,808,069
North Dakota Housing Finance Agency	4.95%		7/1/2050	Aa1	5,865,000	5,899,951

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Public Finance Authority-CHF-Manoa LLC WI†	5.50%		7/1/2043	BBB-	$4,500,000	$4,474,038
Public Finance Authority-CHF-Manoa LLC WI†	5.75%		7/1/2053	BBB-	12,785,000	12,221,794
Public Finance Authority-PRG-Oxford Properties LLC WI (BAM)	5.25%		7/1/2060	AA	10,000,000	10,038,187
Summit County Development Finance Authority-PRG-Akron Properties LLC OH (BAM)	5.25%		7/1/2055	AA	11,000,000	11,144,949
Summit County Development Finance Authority-PRG-Akron Properties LLC OH (BAM)	5.50%		7/1/2060	AA	10,300,000	10,583,697
Texas Department of Housing & Community Affairs (GNMA)	5.125%		7/1/2055	AA+	10,000,000	10,091,495
Toledo-Lucas County Port Authority-CHF-Toledo LLC OH	5.00%		7/1/2034	BBB-	1,000,000	994,902
Toledo-Lucas County Port Authority-CHF-Toledo LLC OH	5.00%		7/1/2039	BBB-	1,500,000	1,456,224
Toledo-Lucas County Port Authority-CHF-Toledo LLC OH	5.00%		7/1/2046	BBB-	1,000,000	916,905
University of Idaho (AG)	5.50%		4/1/2051	AA	3,000,000	3,187,922
University of Idaho (AG)	5.50%		4/1/2055	AA	3,000,000	3,168,029
University of Idaho (AG)	5.50%		4/1/2057	AA	5,000,000	5,279,081
Washington State Housing Finance Commission	3.812%	#(a)	3/1/2050	A3	10,878,363	10,485,337
Washington State Housing Finance Commission-Provident Group-SH II Properties LLC (BAM)†	5.25%		7/1/2055	AA	4,000,000	4,017,510
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.00%		7/1/2054	BBB-	2,500,000	2,234,074
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%		7/1/2044	BBB-	1,350,000	1,377,721
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%		7/1/2049	BBB-	1,000,000	985,433
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%		7/1/2059	BBB-	5,135,000	4,893,172
Total						275,615,354

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations 1.31%
California State Public Works Board(e)	5.00%		9/1/2047	Aa3	$4,500,000	$4,759,901
California State Public Works Board(e)	5.00%		9/1/2048	Aa3	8,600,000	9,060,863
Kentucky Bond Development Corp.	4.00%		9/1/2048	A+	3,000,000	2,681,347
Los Angeles County Public Works Financing Authority-County of Los Angeles CA	5.50%		12/1/2054	AA+	5,500,000	5,941,803
Maryland Stadium Authority-State of Maryland Built to Learn Revenue	4.00%		6/1/2047	AA	8,045,000	7,327,409
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.625%		1/1/2052	A-	9,000,000	9,006,476
New Jersey Economic Development Authority-State Capitol Joint Management Commission	5.00%		6/15/2043	A1	4,500,000	4,634,476
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2030	A+	3,000,000	3,012,623
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2031	A+	2,400,000	2,409,520
New Jersey Transportation Trust Fund Authority-State of New Jersey	Zero Coupon		12/15/2037	A1	3,390,000	2,131,531
Northern Illinois University (BAM)	5.50%		4/1/2049	AA	2,500,000	2,584,556
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.50%		7/15/2060	AA	9,170,000	9,694,240
Total						63,244,745

Multi-Family Housing 0.60%
FHLMC Multifamily VRD Certificates NY	4.783%	#(a)	7/25/2042	AA+	9,942,283	10,376,542
New Hampshire Business Finance Authority	3.625%		8/20/2039	A3	6,900,546	6,490,331
New Hampshire Business Finance Authority	3.824%	#(a)	11/20/2042	AA-	9,938,260	9,548,724
New York City Housing Development Corp. NY	2.40%		11/1/2046	AA+	4,000,000	2,681,203
Total						29,096,800

Other Revenue 3.44%
Allentown Neighborhood Improvement Zone Development Authority-Allentown Neighborhood Improvement Zone Total Waterfront Revenue PA†	6.00%		5/1/2042	NR	4,000,000	4,085,972
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	Ba2	2,000,000	2,172,772
Brooklyn Arena Local Development Corp.-Brooklyn Events Center LLC NY	5.00%		7/15/2042	Ba1	5,305,000	5,317,469

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
City of Houston Hotel Occupancy Tax & Special Revenue TX (AG)(e)	5.00%		9/1/2045	AA	$7,500,000	$7,915,189
City of Houston Hotel Occupancy Tax & Special Revenue TX (AG)(e)	5.00%		9/1/2046	AA	15,550,000	16,241,734
City of Miami Beach Parking Revenue FL (BAM)	5.00%		9/1/2040	AA	2,000,000	2,002,096
Cobb-Marietta Coliseum & Exhibit Hall Authority-County of Cobb GA	5.50%		10/1/2050	Aa2	5,500,000	5,925,634
Cobb-Marietta Coliseum & Exhibit Hall Authority-County of Cobb GA	5.50%		10/1/2053	Aa2	5,000,000	5,339,154
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	4,299,197	2,982,568
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	3,339,620	2,041,343
County of Broward FL Convention Center Hotel Revenue(c)	5.50%		1/1/2055	AA	31,540,000	32,902,691
Grand River Hospital District CO GO (AG)	5.25%		12/1/2034	AA	1,000,000	1,039,759
Grand River Hospital District CO GO (AG)	5.25%		12/1/2035	AA	1,000,000	1,035,650
Grand River Hospital District CO GO (AG)	5.25%		12/1/2037	AA	1,160,000	1,194,895
Main Street Natural Gas, Inc. GA	5.00%		5/15/2037	A1	2,990,000	3,192,778
Main Street Natural Gas, Inc. GA	5.00%		5/15/2043	A1	8,750,000	8,816,968
Michigan Finance Authority-Bradford Academy	4.30%		9/1/2030	NR	195,000	180,686
Michigan Finance Authority-Bradford Academy	4.80%		9/1/2040	NR	565,000	459,573
Michigan Finance Authority-Bradford Academy	5.00%		9/1/2050	NR	925,000	676,548
Municipal Improvement Corp. of Los Angeles(c)	5.50%		5/1/2055	A+	22,000,000	23,472,516
New Hampshire Business Finance Authority-Centurion Foundation Sample Road LLC	5.54%		8/15/2057	NR	10,000,000	9,638,650
New Jersey Economic Development Authority-Friends of TEAM Academy Charter School Obligated Group	6.00%		10/1/2043	BBB	3,500,000	3,503,043
Public Finance Authority-Inperium Inc Obligated Group WI†	5.75%		12/1/2054	NR	4,000,000	4,001,061
Territory of Guam	5.00%		1/1/2036	Baa3	1,900,000	2,055,839
Territory of Guam	5.25%		1/1/2037	Baa3	1,000,000	1,092,160
Territory of Guam	5.25%		1/1/2038	Baa3	2,250,000	2,440,663
Territory of Guam	5.25%		1/1/2039	Baa3	1,065,000	1,147,982
Territory of Guam	5.25%		1/1/2040	Baa3	1,000,000	1,071,737

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	$10,000,000	$10,192,777
Washington State Convention Center Public Facilities District	4.00%		7/1/2048	Baa1	3,745,000	3,245,075
Total						165,384,982

Pollution Control 0.15%
Baldwin County Industrial Development Authority-Novelis Corp AL AMT†	4.30%	#(a)	3/1/2056	BB	6,000,000	5,821,544
Finance Authority of Maine-Casella Waste Systems Inc AMT†	4.625%	#(a)	12/1/2047	B+	1,200,000	1,240,774
Total						7,062,318

Special Tax 1.28%
Allentown Neighborhood Improvement Zone Development Authority-Allentown Neighborhood Improvement Zone Center City Investment Corp Revenue PA†	5.25%		5/1/2042	NR	8,010,000	8,196,173
Gramercy Farms Community Development District FL	6.75%		5/1/2039	NR	181,000	172,580
Industrial Development Authority of the City of St. Louis Missouri	4.75%		11/15/2047	NR	3,000,000	2,597,190
Inland Valley Development Agency CA Tax Allocation	5.25%		9/1/2037	A+	4,875,000	4,920,659
New Jersey Economic Development Authority-NJ Metromall Urban Renewal Inc	6.50%		4/1/2028	Baa2	1,031,314	1,058,501
New York Transportation Development Corp.(c)	6.00%		6/30/2050	Baa3	6,500,000	6,878,218
New York Transportation Development Corp.(c)	6.00%		6/30/2055	Baa3	20,000,000	21,002,162
River Islands Public Financing Authority CA Special Tax (AG)	5.25%		9/1/2052	AA	2,500,000	2,602,155
Riverside County Redevelopment Successor Agency CA Tax Allocation	8.50%		10/1/2041	A2	11,195,000	11,503,833
Stone Canyon Community Improvement District MO(b)	5.70%		4/1/2022	NR	1,000,000	210,000
Stone Canyon Community Improvement District MO(b)	5.75%		4/1/2027	NR	1,300,000	273,000
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%		12/1/2044	NR	2,100,000	2,155,561
Total						61,570,032

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue 6.75%
Chicago Transit Authority Sales Tax Receipts Fund IL	4.00%	12/1/2050	A+	$13,615,000	$11,657,177
Chicago Transit Authority Sales Tax Receipts Fund IL	5.50%	12/1/2056	A+	14,000,000	14,671,229
Compton Community Redevelopment Agency Successor Agency CA Tax Allocation (AG)	5.00%	8/1/2042	AA	1,250,000	1,336,962
County of Cook Sales Tax Revenue IL	4.00%	11/15/2034	AA-	3,750,000	3,771,534
County of Pinal AZ (BAM)	5.25%	8/1/2055	AA	10,000,000	10,427,417
Downtown Revitalization Public Infrastructure District-City of Salt Lake City Revitalization Sales Tax Revenue UT (AG)	5.50%	6/1/2050	AA	4,500,000	4,840,665
Downtown Revitalization Public Infrastructure District-City of Salt Lake City Revitalization Sales Tax Revenue UT (AG)	5.50%	6/1/2055	AA	19,760,000	20,953,998
Downtown Revitalization Public Infrastructure District-City of Salt Lake City Revitalization Sales Tax Revenue UT (AG)	5.50%	6/1/2055	AA	16,140,000	17,115,259
Lower Colorado River Authority-LCRA Transmission Services Corp TX	6.00%	5/15/2052	A	1,700,000	1,811,720
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%	10/1/2039	NR	3,500,000	3,561,453
Metropolitan Pier & Exposition Authority-State of Illinois McCormick Place Expansion Project Fund	4.00%	12/15/2042	A	2,000,000	1,886,986
Metropolitan Pier & Exposition Authority IL	4.00%	6/15/2052	A	7,210,000	6,066,330
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2030	A	10,535,000	8,969,954
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	6/15/2033	A	15,000,000	11,532,902
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2036	A	10,000,000	6,464,841
Mida Mountain Village Public Infrastructure District-Military Installation Development Authority Military Recreation Facilities Project Area UT†	5.75%	6/15/2044	NR	850,000	876,271

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Mida Mountain Village Public Infrastructure District-Military Installation Development Authority Military Recreation Facilities Project Area UT†	6.00%	6/15/2054	NR	$1,250,000	$1,275,348
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	5/1/2049	AAA	7,810,000	8,178,112
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	5/1/2051	AAA	25,705,000	26,796,702
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	11/1/2055	AAA	10,750,000	11,238,808
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	11/1/2051	AAA	4,750,000	5,078,614
New York Convention Center Development Corp.-New York City Hotel Unit Fee Revenue NY	5.00%	11/15/2040	A2	5,000,000	5,002,716
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2042	Aa1	5,000,000	4,196,329
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2049	Aa1	2,480,000	1,816,935
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2050	AA+	8,980,000	6,474,915
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	4.00%	2/15/2047	Aa1	9,625,000	8,616,552
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%	3/15/2046	Aa1	10,000,000	10,518,586
New York State Urban Development Corp.-State of New York Personal Income Tax Revenue	3.00%	3/15/2047	AA+	5,825,000	4,375,882
New York State Urban Development Corp.-State of New York Personal Income Tax Revenue	3.00%	3/15/2048	AA+	9,590,000	7,090,238
New York State Urban Development Corp.-State of New York Personal Income Tax Revenue	3.00%	3/15/2049	AA+	6,495,000	4,758,464
New York State Urban Development Corp.-State of New York Personal Income Tax Revenue	3.00%	3/15/2050	AA+	7,620,000	5,523,374

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	$2,122,000	$1,766,532
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	2,523,000	646,704
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	31,853,000	31,427,734
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	8,253,000	8,142,815
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	39,000	34,903
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	24,416,000	22,769,436
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	12,980,000	12,358,582
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2052	AA+	10,335,000	10,718,955
Total					324,751,934

Taxable Revenue-Water & Sewer 1.11%
City of Chicago IL Waterworks Revenue(c)	5.50%	11/1/2062	AA	20,300,000	21,031,401
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.00%	6/15/2046	AA+	11,500,000	12,085,846
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.25%	6/15/2054	AA+	12,500,000	13,023,821
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%	7/1/2047	NR	2,500,000	2,200,057
Washington Suburban Sanitary Commission MD	3.00%	6/1/2045	AAA	6,165,000	4,970,651
Total					53,311,776

Tobacco 1.77%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	62,825,000	50,731,187
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	20,000,000	869,840
Tobacco Securitization Authority of Northern California-Sacramento County Tobacco Securitization Corp	4.00%	6/1/2049	BBB+	2,850,000	2,433,467
Tobacco Settlement Financing Corp. NJ	5.25%	6/1/2046	BBB+	4,305,000	4,291,409

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		$10,910,000	$8,985,795
TSASC, Inc. NY	5.00%	6/1/2035	BBB		1,390,000	1,408,276
TSASC, Inc. NY	5.00%	6/1/2045	CCC+		7,500,000	6,941,437
TSASC, Inc. NY	5.00%	6/1/2048	NR		10,550,000	9,678,087
Total						85,339,498

Transportation 18.84%
Alameda Corridor Transportation Authority CA (AG)	5.00%	10/1/2034	AA		3,650,000	3,685,460
Allegheny County Airport Authority PA (AG) AMT	4.00%	1/1/2046	AA		13,055,000	11,768,157
Bay Area Toll Authority CA	3.00%	4/1/2054	AA-		5,100,000	3,611,618
Build NYC Resource Corp.-TRIPS Obligated Group NY AMT	5.50%	7/1/2050	BBB+		3,500,000	3,607,857
Build NYC Resource Corp.-TRIPS Obligated Group NY AMT	5.50%	7/1/2055	BBB+		5,990,000	6,120,699
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2043	BB+	(d)	2,500,000	2,526,179
Chicago O’Hare International Airport IL	5.00%	1/1/2046	A+		4,100,000	4,283,107
Chicago O’Hare International Airport IL	5.00%	1/1/2047	A+		4,000,000	4,135,176
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2041	AA		1,950,000	2,086,583
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2042	AA		1,470,000	1,563,735
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2043	AA		1,660,000	1,759,256
Chicago O’Hare International Airport IL AMT	5.50%	1/1/2055	A+		18,000,000	18,748,316
City of Charlotte Airport Revenue NC	5.25%	7/1/2053	Aa3		8,650,000	8,991,482
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.50%	7/15/2037	Ba2		11,220,000	11,755,021
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.50%	7/15/2038	Ba2		10,750,000	11,208,981
City of Los Angeles Department of Airports CA AMT	3.00%	5/15/2049	AA-		5,890,000	4,130,701
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2049	AA-		6,000,000	5,362,869
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2051	AA-		6,550,000	5,737,005
Colorado Bridge & Tunnel Enterprise (AG)	5.25%	12/1/2049	AA		3,825,000	4,023,898

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Colorado Bridge & Tunnel Enterprise (AG)	5.50%		12/1/2054	AA	$4,250,000	$4,497,296
Columbus Regional Airport Authority OH	5.25%		1/1/2050	A	4,125,000	4,283,759
Columbus Regional Airport Authority OH	5.25%		1/1/2055	A	4,125,000	4,253,466
County of Lee Airport Revenue FL AMT	5.25%		10/1/2045	A2	2,500,000	2,665,056
County of Lee Airport Revenue FL AMT	5.25%		10/1/2046	A2	2,000,000	2,113,106
County of Lee Airport Revenue FL AMT	5.25%		10/1/2047	A2	3,000,000	3,138,700
County of Miami-Dade Seaport Department FL (AG) AMT	4.00%		10/1/2045	AA	12,070,000	10,961,216
County of Miami-Dade Seaport Department FL AMT	4.00%		10/1/2050	Aa2	7,485,000	6,390,677
County of Osceola Transportation Revenue FL	4.00%		10/1/2054	BBB+	1,810,000	1,515,692
Dallas Fort Worth International Airport TX	4.00%		11/1/2046	A1	8,295,000	7,599,799
E-470 Public Highway Authority CO (NATL)	Zero Coupon		9/1/2032	A+	4,200,000	3,441,896
E-470 Public Highway Authority CO (NATL)	Zero Coupon		9/1/2037	A+	7,720,000	4,375,315
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon		1/15/2033	A	5,000,000	4,005,805
Foothill-Eastern Transportation Corridor Agency CA	3.50%		1/15/2053	A	10,830,000	8,550,831
Foothill-Eastern Transportation Corridor Agency CA	3.95%		1/15/2053	A	5,000,000	4,361,290
Grand Parkway Transportation Corp. TX	4.00%		10/1/2049	A1	7,115,000	6,358,940
Greenville-Spartanburg Airport District SC	5.25%		7/1/2054	A+	4,160,000	4,298,348
Illinois Finance Authority-Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2043	BBB+	5,000,000	4,883,049
Illinois Finance Authority-Centerpoint Joliet Terminal Railroad LLC AMT†	4.80%	#(a)	12/1/2043	BBB+	25,500,000	25,692,237
Louisiana Public Facilities Authority-Calcasieu Bridge Partners LLC AMT	5.75%		9/1/2064	Baa3	19,410,000	19,914,776
Maryland Economic Development Corp.-City of Baltimore Port Covington Development District Tax Allocation	4.00%		9/1/2040	NR	2,000,000	1,815,849
Maryland Economic Development Corp.-Purple Line Transit Partners LLC AMT	5.00%		11/12/2028	Baa3	5,000,000	5,019,776
Maryland Economic Development Corp.-Purple Line Transit Partners LLC AMT	5.25%		6/30/2052	Baa3	2,760,000	2,729,088
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2056	AA-	7,000,000	7,321,225

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Metropolitan Transportation Authority NY	4.00%		11/15/2045	A		$4,705,000	$4,286,704
Metropolitan Transportation Authority NY	4.00%		11/15/2048	A		9,825,000	8,559,240
Metropolitan Transportation Authority NY	4.00%		11/15/2049	A		6,605,000	5,699,932
Metropolitan Transportation Authority NY(c)	4.75%		11/15/2045	A		13,890,000	13,896,396
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A		4,265,000	4,300,957
Metropolitan Transportation Authority NY	5.00%	#(a)	11/15/2045	A2		2,700,000	2,881,025
Metropolitan Transportation Authority NY	5.25%		11/15/2055	A		10,850,000	10,994,142
Metropolitan Transportation Authority NY(c)	5.25%		11/15/2055	A3		6,610,000	6,697,814
Metropolitan Transportation Authority NY	5.50%		11/15/2047	A		15,750,000	16,703,612
New Jersey Transportation Trust Fund Authority-State of New Jersey	4.00%		6/15/2046	A1		8,000,000	7,431,289
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%		6/15/2050	A1		15,155,000	15,816,820
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%		6/15/2050	A1		13,500,000	14,152,186
New Jersey Turnpike Authority	5.25%		1/1/2054	AA-		9,000,000	9,387,125
New Jersey Turnpike Authority	5.25%		1/1/2055	AA-		15,000,000	15,708,636
New York City Transitional Development Corp.-JFK NTO LLC NY AMT	5.375%		6/30/2060	Baa3		21,750,000	21,592,234
New York State Thruway Authority	4.00%		1/1/2050	A1		14,265,000	12,536,422
New York Transportation Development Corp.-Delta Air Lines Inc AMT	4.00%		1/1/2036	Baa2		7,160,000	7,054,753
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2029	Baa2		2,955,000	3,038,193
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2030	Baa2		4,440,000	4,559,697
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2033	Baa2		12,450,000	12,714,953
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2036	Baa2		8,720,000	8,857,329
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		10/1/2040	Baa2		33,350,000	33,837,460
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.625%		4/1/2040	Baa2		7,000,000	7,359,592
New York Transportation Development Corp.-Delta Air Lines Inc AMT	6.00%		4/1/2035	Baa2		16,530,000	18,135,379
New York Transportation Development Corp.-Empire State Thruway Partners LLC AMT	4.00%		4/30/2053	BBB-	(d)	3,000,000	2,552,603

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	5.00%	12/1/2039	Baa1	$5,840,000	$6,073,828
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	5.00%	12/1/2042	Baa1	3,270,000	3,363,873
New York Transportation Development Corp.-JFK Millennium Partners LLC AMT	5.50%	12/31/2060	BBB-	67,500,000	67,906,951
New York Transportation Development Corp.-JFK NTO LLC AMT	5.50%	6/30/2060	Baa3	17,185,000	17,222,836
New York Transportation Development Corp.-JFK NTO LLC AMT	6.00%	6/30/2054	Baa3	22,790,000	23,619,155
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2041	Baa2	12,365,000	11,287,631
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2046	Baa2	2,440,000	2,090,670
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2	19,245,000	19,245,579
New York Transportation Development Corp.-Laguardia Gateway Partners LLC (AG) AMT	4.00%	1/1/2051	AA	4,740,000	3,999,153
North Carolina Turnpike Authority (AG)	5.00%	1/1/2058	AA	3,485,000	3,486,674
Northern Indiana Commuter Transportation District IN	5.25%	1/1/2049	A+	4,150,000	4,352,842
Oklahoma Turnpike Authority	5.50%	1/1/2053	AA-	7,500,000	7,888,702
Oklahoma Turnpike Authority(c)	5.50%	1/1/2054	Aa3	12,500,000	13,314,185
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Motor License Fund AMT (AG)	5.75%	12/31/2062	AA	10,100,000	10,469,199
Pennsylvania Turnpike Commission	4.00%	12/1/2038	A2	3,425,000	3,435,484
Pennsylvania Turnpike Commission	4.00%	12/1/2050	A+	14,135,000	12,516,699
Pennsylvania Turnpike Commission	5.25%	12/1/2053	AA-	14,250,000	14,962,852
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	4.00%	12/1/2051	Aa3	7,365,000	6,484,363
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	4.00%	12/1/2053	A2	10,415,000	9,052,099
Port Authority of New York & New Jersey AMT	5.00%	7/15/2038	AA-	5,000,000	5,356,774
Port Authority of New York & New Jersey AMT	5.50%	8/1/2052	AA-	3,940,000	4,115,731

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Port of Portland Airport Revenue OR AMT	5.50%		7/1/2048	AA-	$6,250,000	$6,553,702
Public Finance Authority-Sky Harbour Capital III LLC Obligated Group WI AMT†	6.00%	#(a)	7/1/2060	NR	5,000,000	5,056,589
Public Finance Authority-SR 400 Peach Partners LLC WI AMT	5.75%		6/30/2060	Baa3	19,240,000	19,862,935
Public Finance Authority-SR 400 Peach Partners LLC WI AMT	5.75%		12/31/2065	Baa3	32,000,000	32,684,138
San Diego County Regional Airport Authority CA AMT	5.50%		7/1/2055	Aa3	16,000,000	16,890,227
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	4.00%		5/1/2049	AA-	3,465,000	3,066,348
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2049	A-	250,000	250,099
State of Michigan Trunk Line Revenue	5.50%		11/15/2049	AA+	15,000,000	16,007,407
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners LLC AMT	5.50%		12/31/2058	Baa1	2,500,000	2,543,721
Texas Transportation Finance Corp.(c)	5.50%		10/1/2055	AA+	10,000,000	10,742,730
Tulsa Municipal Airport Trust Trustees-American Airlines Inc OK AMT	6.25%		12/1/2035	B+	2,725,000	3,090,882
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%		1/1/2037	BBB	5,755,000	5,993,358
Total						907,035,201

Utilities 13.45%
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	11,660,000	11,730,691
Black Belt Energy Gas District AL	5.00%		7/1/2033	A2	13,500,000	14,120,854
Black Belt Energy Gas District AL	5.00%		10/1/2035	A2	8,100,000	8,443,931
Black Belt Energy Gas District AL	5.00%	#(a)	5/1/2055	Aa3	5,000,000	5,305,583
Black Belt Energy Gas District AL	5.50%	#(a)	6/1/2049	A2	9,450,000	9,938,595
Black Belt Energy Gas District AL	5.50%	#(a)	11/1/2053	A2	6,665,000	6,977,799
Black Belt Energy Gas District AL†	5.50%	#(a)	11/1/2056	BBB-	21,730,000	22,992,637
California Community Choice Financing Authority	5.00%	#(a)	1/1/2056	A1	2,740,000	2,777,585
California Community Choice Financing Authority	5.00%	#(a)	3/1/2056	Aa3	16,875,000	18,177,593
California Community Choice Financing Authority	5.25%		2/1/2036	A3	8,000,000	8,588,050

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
California Community Choice Financing Authority(c)	5.25%	#(a)	11/1/2054	A2	$14,000,000	$14,757,445
California Pollution Control Financing Authority-Poseidon Resources Channelside LP†	5.00%		7/1/2039	Baa2	2,200,000	2,249,069
Central Plains Energy Project NE	5.00%		9/1/2042	BBB+	3,305,000	3,343,420
City of Baltimore MD	5.00%		7/1/2039	A1	4,750,000	4,755,113
City of Baltimore MD(c)	5.25%		7/1/2047	AA-	7,190,000	7,450,641
City of Baltimore MD(c)	5.25%		7/1/2052	AA-	12,190,000	12,631,893
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	5,500,000	5,673,508
City of Fort Lauderdale Water & Sewer Revenue FL	5.50%		9/1/2053	AA+	5,000,000	5,335,415
City of Houston Combined Utility System Revenue TX	4.00%		11/15/2049	Aa2	5,000,000	4,461,180
City of San Antonio Electric & Gas Systems Revenue TX	5.50%		2/1/2049	Aa2	2,000,000	2,145,849
City of San Antonio Electric & Gas Systems Revenue TX	5.50%		2/1/2050	Aa2	10,880,000	11,558,491
City of San Francisco Public Utilities Commission Water Revenue CA	5.25%		11/1/2052	Aa2	7,000,000	7,394,129
City of Wheeling Waterworks & Sewerage System Revenue WV (BAM)	5.25%		6/1/2050	AA	1,375,000	1,421,093
City of Wheeling Waterworks & Sewerage System Revenue WV (BAM)	5.25%		6/1/2056	AA	2,500,000	2,561,733
County of Jefferson Sewer Revenue AL	5.25%		10/1/2049	BBB+	10,345,000	10,711,181
County of Jefferson Sewer Revenue AL	5.50%		10/1/2053	BBB+	24,350,000	25,336,002
County of Manatee Public Utilities Revenue-County of Manatee FL Public Utilities Revenue FL	4.00%		10/1/2053	Aa1	5,820,000	5,065,617
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	22,500,000	24,005,601
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	10,710,000	11,690,518
Florida Development Finance Corp.-Waste Pro USA Inc AMT†	5.25%		8/1/2029	NR	1,500,000	1,541,841
Great Lakes Water Authority Sewage Disposal System Revenue MI	5.50%		7/1/2052	A+	12,000,000	12,522,028
JEA Water & Sewer System Revenue FL	5.50%		10/1/2054	AA+	5,000,000	5,324,224
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2035	Baa1	5,000,000	5,025,685
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2036	Baa1	5,000,000	5,024,237
Kentucky Public Energy Authority	4.00%	#(a)	8/1/2052	A1	15,500,000	15,678,323
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	26,455,000	28,341,448

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2053	AA	$4,500,000	$4,627,430
Lower Colorado River Authority-LCRA Transmission Services Corp TX	5.00%		5/15/2045	A1	4,425,000	4,640,100
Lower Colorado River Authority-LCRA Transmission Services Corp TX	5.00%		5/15/2046	A1	2,550,000	2,645,410
Lower Colorado River Authority-LCRA Transmission Services Corp TX	5.00%		5/15/2047	A1	2,900,000	2,991,655
Lower Colorado River Authority-LCRA Transmission Services Corp TX	5.00%		5/15/2048	A1	3,250,000	3,340,340
Lower Colorado River Authority-LCRA Transmission Services Corp TX (AG)	5.25%		5/15/2054	AA	9,000,000	9,318,073
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	20,850,000	20,808,550
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue TN	5.25%		7/1/2055	AA	11,000,000	11,448,164
Minnesota Municipal Gas Agency	5.00%		9/1/2035	Baa1	15,000,000	15,467,677
Municipal Electric Authority of Georgia	5.25%		1/1/2049	A2	3,475,000	3,578,977
Municipal Electric Authority of Georgia (BAM)	4.00%		1/1/2049	AA	6,550,000	5,835,502
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	3.50%		6/15/2048	AA+	10,025,000	8,409,844
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.25%		6/15/2047	AA+	4,500,000	4,744,287
New York Power Authority	3.25%		11/15/2060	Aa1	5,420,000	3,874,700
New York Power Authority	4.00%		11/15/2050	Aa1	10,910,000	9,801,311
Oklahoma Municipal Power Authority(c)	5.25%		1/1/2056	AA	15,000,000	15,708,490
Paducah Electric Plant Board KY (AG)	5.00%		10/1/2035	AA	1,000,000	1,007,211
Patriots Energy Group Financing Agency SC	5.25%	#(a)	10/1/2054	A1	15,000,000	16,136,179
Philadelphia Gas Works Co. PA	5.25%		8/1/2049	A	13,000,000	13,535,369
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	5,000,000	4,730,321
Salt Verde Financial Corp. AZ	5.25%		12/1/2027	A3	3,750,000	3,852,765
South Carolina Public Service Authority	5.00%		12/1/2051	A-	10,700,000	10,912,488
South Carolina Public Service Authority	5.25%		12/1/2054	A-	3,000,000	3,114,685
South Carolina Public Service Authority	5.50%		12/1/2054	A-	6,780,000	7,168,548
Southeast Alabama Gas Supply District AL	5.00%	#(a)	6/1/2049	A1	10,000,000	10,532,486

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Southeast Energy Authority A Cooperative District AL		5.00%		11/1/2035	Baa1		$23,000,000	$23,510,860
Southeast Energy Authority A Cooperative District AL		5.00%	#(a)	10/1/2055	Aa3		9,200,000	9,794,030
Southeast Energy Authority A Cooperative District AL(c)		5.00%	#(a)	1/1/2056	A1		20,000,000	20,128,420
Southeast Energy Authority A Cooperative District AL		5.25%	#(a)	11/1/2055	A1		5,000,000	5,401,198
Southeast Energy Authority A Cooperative District AL		5.50%	#(a)	1/1/2053	A1		5,000,000	5,323,362
Southern California Public Power Authority	4.099% (3 mo. USD Term SOFR * 0.67 + 1.47%)		#	11/1/2038	A2		3,090,000	3,026,316
Tennergy Corp. TN		5.50%	#(a)	10/1/2053	Baa1		6,000,000	6,380,731
Tennessee Energy Acquisition Corp.		5.625%		9/1/2026	BBB	(d)	10,550,000	10,624,247
Texas Municipal Gas Acquisition & Supply Corp. IV		5.50%	#(a)	1/1/2054	A1		5,000,000	5,462,128
Texas Water Development Board-State Water Implementation Revenue Fund for Texas		4.125%		10/15/2047	AAA		15,725,000	14,726,672
Total								647,667,528
Total Municipal Bonds (cost $5,000,917,184)								4,953,488,541

WARRANTS 0.01%

Construction & Engineering 0.01%
BL Train Holdings West LLC* (cost $0)		11.50%		12/1/2035	NR		159,194	278,589	(f)
Total Long-Term Investments (cost $5,000,917,184)								4,953,767,130

	Interest Rate#	Interest Rate Reset Date(g)		Final Maturity Date

SHORT-TERM INVESTMENTS 1.67%

VARIABLE RATE DEMAND NOTES 1.65%

General Obligation 0.77%
City of New York NY GO	2.900%	4/1/2026		4/1/2042	AA		32,400,000	32,400,000
City of New York NY GO	2.900%	4/1/2026		4/1/2042	AA		4,400,000	4,400,000
Total								36,800,000

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

Investments	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care 0.10%
California Public Finance Authority-Sharp Healthcare Obligated Group	2.250%	4/1/2026	8/1/2054	AAA	$5,000,000	$5,000,000

Pollution Control 0.06%
Port of Port Arthur Navigation District-Motiva Enterprises LLC TX	2.800%	4/1/2026	4/1/2040	BBB+	2,900,000	2,900,000

Tax Revenue 0.67%
New York City Transitional Finance Authority Future Tax Secured Revenue NY	2.750%	4/1/2026	2/1/2056	AAA	30,000,000	30,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue NY	2.850%	4/1/2026	11/1/2044	AAA	2,000,000	2,000,000
Total						32,000,000

Utilities 0.05%
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	2.850%	4/15/2026	6/15/2044	AA+	1,500,000	1,500,000
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	2.850%	4/15/2026	6/15/2053	AA+	1,100,000	1,100,000
Total						2,600,000
Total Variable Rate Demand Notes (cost $79,300,000)						79,300,000

REPURCHASE AGREEMENTS 0.02%
Repurchase Agreement dated 3/31/2026, 3.250% due 4/1/2026 with Fixed Income Clearing Corp. collateralized by $1,116,800 of U.S. Treasury Note at 4.375% due 7/15/2027 value: $1,134,202; proceeds: $1,111,904 (cost $1,111,804)					1,111,804	1,111,804
Total Short-Term Investments (cost $80,411,804)						80,411,804
Total Investments in Securities 104.58% (cost $5,081,328,988)						5,034,178,934
Other Assets and Liabilities – Net(h) (4.58)%						(220,126,234)
Net Assets 100.00%						$4,814,052,700

AG	AG Insured by Assured Guaranty, Inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by Build America Mutual.
FHA	Insured by Federal Housing Administration.

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2026

FHLMC	Insured by Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
NATL	Insured by National Public Finance Guarantee Corporation.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.

#	Variable rate security. The interest rate represents the rate in effect at March 31, 2026.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2026, the total value of Rule 144A securities was $371,112,986, which represents 7.71% of net assets.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted.
(c)	Municipal Bonds Held in Trust-Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) to Financial Statements for details of Municipal Bonds Held in Trust.
(d)	This investment has been rated by Fitch IBCA.
(e)	Securities purchased on a when-issued basis (See Note 2(h)).
(f)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at March 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	June 2026	487	Short	$(56,915,109)	$(55,457,125)	$1,457,984

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND March 31, 2026

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$4,953,488,541	$–	$4,953,488,541
Warrants	–	–	278,589	278,589
Short-Term Investments
Variable Rate Demand Notes	–	79,300,000	–	79,300,000
Repurchase Agreements	–	1,111,804	–	1,111,804
Total	$–	$5,033,900,345	$278,589	$5,034,178,934
Other Financial Instruments
Futures Contracts
Assets	$1,457,984	$–	$–	$1,457,984
Liabilities	–	–	–	–
Total	$1,457,984	$–	$–	$1,457,984

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in Trust (See Note 2(e)).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 101.38%

MUNICIPAL BONDS 101.37%

Corporate-Backed 13.51%
Arkansas Development Finance
Authority-Hybar LLC AMT†	6.875%		7/1/2048	NR		$10,550,000	$11,330,347
Arkansas Development Finance Authority-Hybar LLC AMT†	7.375%		7/1/2048	NR		16,800,000	18,180,491
Arkansas Development Finance Authority-United States Steel Corp AMT	5.45%		9/1/2052	BB+		10,500,000	10,585,925
Arkansas Development Finance Authority-US Steel Corp AMT	5.70%		5/1/2053	BB+		17,250,000	17,581,190
Avenir Community Development District FL	5.375%		5/1/2043	NR		3,230,000	3,241,779
Avenir Community Development District FL	5.625%		5/1/2054	NR		3,830,000	3,728,219
Boggy Creek Improvement District FL	5.125%		5/1/2043	NR		1,775,000	1,804,889
Boggy Creek Improvement District FL	5.375%		5/1/2053	NR		4,300,000	4,276,435
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR		3,755,000	3,788,736
California Infrastructure & Economic Development Bank-DesertXpress Enterprises LLC AMT†	12.00%	#(a)	1/1/2065	NR		35,625,000	18,881,250
City of Henderson-Pratt Paper LLC KY AMT†	4.70%		1/1/2052	NR		5,500,000	5,046,344
City of Houston Airport System Revenue-United Airlines Inc TX AMT	4.00%		7/15/2041	BB+	(b)	4,475,000	4,075,548
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/1/2029	BB+		15,040,000	15,054,741
City of Valparaiso-Pratt Paper LLC IN AMT†	5.00%		1/1/2054	NR		4,825,000	4,593,141
Crosswinds East Community Development District FL	5.50%		5/1/2044	NR		1,000,000	1,019,575
Crosswinds East Community Development District FL	5.75%		5/1/2054	NR		1,500,000	1,498,296
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR		625,000	631,390
East Nassau Stewardship District Special Assessment 2025 FL	6.25%		5/1/2056	NR		11,700,000	11,925,382
Florida Development Finance Corp.-Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR		9,000,000	9,006,072

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Gas Worx Community Development District-Gas Worx Community Development District Series 2025 Special Assessments FL†	5.75%		5/1/2045	NR	$1,000,000	$1,021,777
Gas Worx Community Development District-Gas Worx Community Development District Series 2025 Special Assessments FL†	6.00%		5/1/2057	NR	4,950,000	4,985,095
Grapevine Wash Local District-Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR	8,000,000	7,824,942
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	5.60%		5/1/2044	NR	1,840,000	1,894,150
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	5.875%		5/1/2055	NR	7,000,000	7,069,157
Hoover Industrial Development Board-United States Steel Corp AL AMT	5.75%		10/1/2049	BB+	17,770,000	18,150,351
Illinois Finance Authority-LRS Holdings LLC AMT†	7.375%	#(a)	9/1/2042	NR	10,000,000	11,314,581
Indiana Finance Authority-United States Steel Corp AMT	6.75%		5/1/2039	BB+	3,600,000	3,995,375
Industrial Development Board of The City of Kingsport Tennessee-Domtar Paper Co LLC TN AMT†	5.25%	#(a)	12/1/2054	B	5,000,000	4,759,845
Jefferson County Port Authority-JSW Steel USA Ohio Inc OH†	5.00%	#(a)	12/1/2053	Ba1	12,500,000	12,755,639
Jefferson County Port Authority-JSW Steel USA Ohio Inc OH AMT†	3.50%		12/1/2051	Ba1	9,450,000	7,822,808
KD52 Community Development District No. 1 Series 2025 Assessment FL	5.875%		5/1/2045	NR	2,800,000	2,813,627
KD52 Community Development District No. 1 Series 2025 Assessment FL	6.125%		5/1/2056	NR	4,815,000	4,719,922
Lakewood Ranch Stewardship District Series 2025 Assessment Southeast FL	6.00%		5/1/2056	NR	3,565,000	3,685,437
Legacy Community Authority CO	6.75%		12/1/2055	NR	7,500,000	7,616,748
Louisiana Public Facilities Authority-Waste Pro USA Inc AMT†	6.50%	#(a)	10/1/2053	NR	3,745,000	3,940,629
Louisiana Public Facilities Authority-Waste Pro USA Inc AMT†	6.75%	#(a)	10/1/2053	NR	2,000,000	2,115,143
Maricopa County Industrial Development Authority-Commercial Metals Co AZ AMT†	4.00%		10/15/2047	BB+	15,250,000	13,113,695

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Maryland Economic Development Corp Chesapeake Bay Conference Center(c)	5.00%	12/1/2016	NR	$3,430,000	$2,298,100
Miami-Dade County Industrial Development Authority-CFC MB I LLC FL†	6.25%	1/1/2059	NR	8,000,000	8,183,848
Mobile County Industrial Development Authority-AM/NS Calvert LLC AL AMT	4.75%	12/1/2054	BBB	15,810,000	14,534,492
Mobile County Industrial Development Authority-AM/NS Calvert LLC AL AMT	5.00%	6/1/2054	BBB	19,065,000	18,178,180
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	4.875%	11/1/2042	B-	17,900,000	16,006,563
New Jersey Economic Development Authority-United Airlines Inc	5.25%	9/15/2029	BB+	12,155,000	12,169,247
New Jersey Economic Development Authority-United Airlines Inc	5.50%	6/1/2033	BB+	6,960,000	6,971,764
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AG)	3.00%	1/1/2046	AA	10,335,000	7,882,943
New York City Industrial Development Agency-TRIPS Obligated Group NY	5.00%	7/1/2028	BBB+	3,400,000	3,402,244
New York Liberty Development Corp.-3 World Trade Center LLC†	5.00%	11/15/2044	NR	11,700,000	11,700,390
New York Liberty Development Corp.-3 World Trade Center LLC†	5.15%	11/15/2034	NR	5,100,000	5,100,606
New York Liberty Development Corp.-3 World Trade Center LLC†	5.375%	11/15/2040	NR	5,000,000	4,978,504
New York Liberty Development Corp.-7 World Trade Center II LLC	3.125%	9/15/2050	Aaa	2,500,000	1,832,723
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%	8/1/2026	B+	680,000	680,685
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%	8/1/2031	B+	32,495,000	32,509,347
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	10/1/2035	Baa2	10,500,000	10,946,690
Niagara Area Development Corp.-Reworld Holding Corp NY AMT†	4.75%	11/1/2042	B-	16,240,000	14,309,017
Ohio Air Quality Development Authority-AMG Vanadium LLC AMT†	5.00%	7/1/2049	B3	33,290,000	30,186,273
Parish of Beauregard-OfficeMax Inc LA	6.80%	2/1/2027	NR	5,000,000	5,011,454
Parish of St. James-NuStar Logistics LP LA†	6.35%	7/1/2040	BB+	5,000,000	5,410,246
Parish of St. James-NuStar Logistics LP LA†	6.35%	10/1/2040	BB+	7,690,000	8,322,914

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Peninsula Town Center Community Development Authority VA†	4.50%		9/1/2045	NR	$1,375,000	$1,287,254
Pinery Community Development District Assessment Area One FL	5.60%		5/1/2046	NR	1,250,000	1,238,693
Pinery Community Development District Assessment Area One FL	5.875%		5/1/2056	NR	2,000,000	1,937,876
Polk County Industrial Development Authority-Mineral Development LLC FL†(c)	5.875%		1/1/2033	NR	7,020,000	1,404,000
Port of Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	5.25%		1/1/2054	NR	19,750,000	17,555,872
Prairie Center Metropolitan District No. 3 CO GO	5.875%		12/15/2046	NR	3,125,000	3,272,367
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.25%		7/1/2054	NR	25,335,000	20,641,800
Public Finance Authority-TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	11,000,000	11,001,511
Public Finance Authority WI†	5.375%		12/15/2032	NR	2,667,000	2,656,477
Savannah Georgia Convention Center Authority†	6.25%		6/1/2061	NR	6,250,000	6,186,781
Southwestern Illinois Development Authority-United States Street Corp	5.75%		8/1/2042	BB+	2,500,000	2,502,183
Spring Valley Community Infrastructure District No. 1 ID†	6.25%		9/1/2053	NR	7,000,000	7,142,009
State of Nevada Department of Business & Industry-DesertXpress Enterprises LLC AMT†	12.00%	#(a)	1/1/2065	NR	9,920,000	5,257,600
Town of Rumford-OfficeMax Inc ME	6.875%		10/1/2026	NR	1,500,000	1,503,474
Tulsa Airports Improvement Trust-American Airlines Inc OK AMT	5.50%		12/1/2035	NR	2,700,000	2,699,878
Virginia Small Business Financing Authority-Reworld Holding Corp VA AMT†	5.00%	#(a)	1/1/2048	B-	3,150,000	3,037,317
West Pace Cooperative District AL(c)	9.125%		5/1/2039	NR	13,770,000	6,885,000
West Virginia Economic Development Authority-Core Natural Resources Inc AMT†	5.45%	#(a)	1/1/2055	NR	5,300,000	5,762,228
Total						588,437,221

Education 10.71%
Arizona Industrial Development Authority-Academies of Math & Science Obligated Group†	5.625%		7/1/2048	BB+	2,235,000	2,210,826

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Arizona Industrial Development Authority-Academies of Math & Science Obligated Group†	5.75%	7/1/2053	BB+		$3,000,000	$2,972,835
Arlington Higher Education Finance Corp.-BASIS Texas Charter Schools Inc TX†	5.875%	6/15/2065	Ba2		9,960,000	10,007,571
Build NYC Resource Corp.-East Harlem Scholars Academy Charter School Obligated Group NY†	5.75%	6/1/2062	BB		3,750,000	3,532,371
California Infrastructure & Economic Development Bank(d)	5.25%	5/15/2059	AA		4,560,000	4,804,853
California Municipal Finance Authority-California Baptist University†	5.625%	11/1/2054	NR		500,000	505,440
California Municipal Finance Authority-SDORI Charter School Properties LLC†	5.625%	3/1/2045	B+		11,500,000	10,405,328
California Municipal Finance Authority-Westside Neighborhood School†	6.20%	6/15/2054	BB		2,650,000	2,752,599
California Municipal Finance Authority-Westside Neighborhood School†	6.375%	6/15/2064	BB		5,000,000	5,214,245
Camden County Improvement Authority-KIPP Cooper Norcross Obligated Group NJ	6.00%	6/15/2062	BBB		2,535,000	2,587,598
Capital Trust Agency, Inc.-Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%	6/15/2039	NR		1,950,000	1,893,444
Capital Trust Agency, Inc.-Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%	6/15/2049	NR		9,815,000	8,794,586
Capital Trust Agency, Inc.-Southeastern University Obligated Group FL†	6.375%	5/1/2053	BB		6,150,000	6,297,670
Capital Trust Authority-Kipp Miami Obligated Group FL†	5.625%	6/15/2044	BB+		815,000	834,659
Capital Trust Authority-Kipp Miami Obligated Group FL†	6.00%	6/15/2054	BB+		1,155,000	1,171,019
Capital Trust Authority-Kipp Miami Obligated Group FL†	6.125%	6/15/2060	BB+		800,000	812,005
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%	4/1/2048	A	(b)	8,500,000	8,898,113
Chicago Board of Education IL GO	4.00%	12/1/2043	BB+		2,975,000	2,537,606
Chicago Board of Education IL GO	4.00%	12/1/2047	BB+		40,665,000	32,528,857
Chicago Board of Education IL GO	5.00%	12/1/2046	BB+		5,405,000	4,942,077

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
City of Jacksonville-Jacksonville University FL†	5.00%	6/1/2053	NR	$6,500,000	$5,598,906
Clarksville Public Educational Facilities Board-University of the Ozarks AR	6.00%	8/1/2044	NR	1,000,000	1,032,131
Clarksville Public Educational Facilities Board-University of the Ozarks AR	6.25%	8/1/2049	NR	1,195,000	1,221,043
Clarksville Public Educational Facilities Board-University of the Ozarks AR	6.25%	8/1/2056	NR	2,000,000	2,028,584
Cleveland-Cuyahoga County Port Authority OH†	5.875%	1/1/2049	NR	2,450,000	2,414,450
Clifton Higher Education Finance Corp.-Aristoi Classical Academy TX	5.50%	8/15/2045	BB	3,765,000	3,632,806
Clifton Higher Education Finance Corp.-Aristoi Classical Academy TX	6.00%	8/15/2050	BB	6,455,000	6,341,140
Clifton Higher Education Finance Corp.-Aristoi Classical Academy TX	6.00%	8/15/2055	BB	2,825,000	2,725,365
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc (PSF-GTD)	5.25%	2/15/2049	Aaa	8,015,000	8,260,769
Colorado Educational & Cultural Facilities Authority†	5.75%	4/1/2059	BB	2,250,000	2,141,353
Colorado Educational & Cultural Facilities Authority†	5.80%	4/1/2054	BB	3,200,000	3,094,024
Columbus-Franklin County Finance Authority-Ohio Dominican University(c)	6.50%	3/1/2048	NR	4,830,000	2,898,000
Columbus-Franklin County Finance Authority-Ohio Dominican University(c)	6.50%	3/1/2053	NR	3,500,000	2,100,000
County of Tuscarawas-Ashland University OH	6.00%	3/1/2045	NR	5,000,000	4,929,429
Development Authority of Cobb County-MT Bethel Christian Academy Inc GA†	6.25%	6/1/2055	BB+	2,655,000	2,721,044
Development Authority of Cobb County-MT Bethel Christian Academy Inc GA†	6.25%	6/1/2064	BB+	2,150,000	2,188,075
Development Authority of The City of Marietta-Life University Inc GA†	5.00%	11/1/2047	B1	3,480,000	3,057,926
Development Authority Of The City Of Marietta-Life University Inc GA†	5.00%	11/1/2037	B1	13,000,000	12,558,439
District of Columbia-Catholic University of America/The	5.75%	10/1/2055	A-	5,000,000	5,228,908
Florida Development Finance Corp.-Renaissance Charter School Inc†	6.75%	6/15/2053	NR	8,000,000	8,352,898

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Florida Development Finance Corp.-Renaissance Charter School Inc Series 2020C/D Obligated Group†	5.00%	9/15/2040	NR	$1,505,000	$1,447,777
Florida Development Finance Corp.-Renaissance Charter School Inc Series 2025 Obligated Group†	6.00%	6/15/2055	Ba1	2,600,000	2,639,880
Florida Development Finance Corp.-Renaissance Charter School Inc Series 2025 Obligated Group†	6.125%	6/15/2050	Ba1	2,600,000	2,686,634
Florida Higher Educational Facilities Financial Authority-Jacksonville University†	5.00%	6/1/2048	NR	9,000,000	7,946,816
Florida Higher Educational Facilities Financing Authority-Keiser University Obligated Group†	6.25%	7/1/2055	BB+	47,500,000	47,708,753
Illinois Finance Authority-Benedictine University	5.00%	10/1/2038	BB	3,700,000	3,317,752
Illinois Finance Authority-DePaul College Prep†	5.50%	8/1/2043	BB+	1,360,000	1,433,532
Illinois Finance Authority-DePaul College Prep†	5.625%	8/1/2053	BB+	4,500,000	4,574,680
Illinois Finance Authority-Illinois Institute of Technology†	5.875%	9/1/2046	BB+	9,250,000	9,100,761
Industrial Development Authority of the City of Phoenix Arizona-BASIS Schools Inc Obligated Group AZ†	5.00%	7/1/2045	BB+	7,200,000	6,864,613
Iowa Higher Education Loan Authority-University of Dubuque	5.25%	10/1/2040	BBB-	2,000,000	2,071,035
Iowa Higher Education Loan Authority-University of Dubuque	6.00%	10/1/2055	BBB-	7,275,000	7,493,274
Lamar Consolidated Independent School District TX(d)	5.00%	2/15/2059	AAA	15,000,000	15,349,847
Louisiana Public Facilities Authority-Acadiana Renaissance Charter Academy†	6.00%	6/15/2059	NR	2,200,000	2,202,410
Louisiana Public Facilities Authority-Lafayette Renaissance Charter Academy†	6.375%	6/15/2053	NR	8,000,000	8,090,468
Maricopa County Industrial Development Authority-Morrison Education Group Obligated Group AZ†	6.25%	7/1/2044	NR	3,490,000	3,591,757
Maricopa County Industrial Development Authority-Morrison Education Group Obligated Group AZ†	6.50%	7/1/2054	NR	5,660,000	5,752,170

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Maricopa County Industrial Development Authority-Morrison Education Group Obligated Group AZ†	6.625%	7/1/2059	NR	$3,125,000	$3,187,379
Maricopa County Industrial Development Authority-Morrison Education Group Obligated Group AZ†	6.75%	7/1/2063	NR	1,000,000	1,023,247
Maricopa County Industrial Development Authority-Ottawa University AZ†	5.25%	10/1/2040	NR	3,000,000	2,660,175
Maricopa County Industrial Development Authority-Ottawa University AZ†	5.50%	10/1/2051	NR	7,915,000	6,480,200
Massachusetts Development Finance Agency-Emerson College	5.00%	10/1/2043	Baa3	15,990,000	15,216,896
Massachusetts Development Finance Agency-Suffolk University	5.25%	7/1/2055	Baa3	3,000,000	2,887,608
Massachusetts Development Finance Agency-Suffolk University	6.00%	7/1/2050	Baa3	1,000,000	1,050,775
Massachusetts School Building Authority	3.00%	8/15/2050	AA+	5,000,000	3,620,136
Middlesex County Improvement Authority-Rutgers The State University of New Jersey(d)	5.00%	8/15/2053	Aa3	15,000,000	15,477,060
New York St Dorm Auth Revenues Nyshgr(d)	5.25%	7/1/2055	AA-	14,750,000	15,295,554
Ohio Higher Educational Facility Commission-Xavier University	5.25%	5/1/2049	Baa3	2,805,000	2,722,333
Oklahoma Development Finance Authority-Oklahoma City University Obligated Group	5.00%	8/1/2044	BBB-	8,000,000	7,568,005
Public Finance Authority-Triad Math & Science Academy Co WI†(e)	5.00%	6/15/2036	BB+	12,000,000	12,058,430
Public Finance Authority-Triad Math & Science Academy Co WI	5.25%	6/15/2065	BB+	2,000,000	1,776,824
Public Finance Authority-Triad Math & Science Academy Co WI	5.50%	6/15/2055	BB+	1,050,000	988,778
Public Finance Authority-UMA Education Inc WI†	5.00%	10/1/2039	BB+	8,250,000	8,336,035
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.00%	6/15/2054	NR	4,790,000	4,079,133
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.00%	6/15/2059	NR	1,050,000	877,107
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.00%	6/15/2064	NR	6,180,000	5,083,067
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.75%	6/15/2058	NR	25,130,000	23,721,082

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Washington State Housing Finance Commission-Seattle Academy of Arts & Sciences†	6.25%		7/1/2059	BBB	$2,250,000	$2,364,460
Washington State Housing Finance Commission-Seattle Academy of Arts & Sciences†	6.375%		7/1/2063	BBB	1,395,000	1,473,744
Total						466,449,179

General Obligation 8.92%
American Samoa Economic Development Authority†	7.125%		9/1/2038	Ba3	7,020,000	7,402,331
Black Desert Public Infrastructure District UT GO†	4.00%		3/1/2051	NR	6,280,000	5,070,027
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	5,500,000	5,820,366
Chicago Board of Education IL GO	4.00%		12/1/2041	BB+	18,530,000	16,217,441
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	9,515,000	9,605,295
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	4,000,000	3,862,185
Chicago Board of Education IL GO	5.75%		12/1/2050	BB+	10,000,000	10,006,742
Chicago Board of Education IL GO	5.875%		12/1/2047	BB+	6,750,000	6,819,415
Chicago Board of Education IL GO	6.00%		12/1/2044	BB+	13,160,000	13,810,724
Chicago Board of Education IL GO	6.00%		12/1/2049	BB+	15,260,000	15,604,032
Chicago Board of Education IL GO	6.25%		12/1/2050	BB+	9,500,000	9,955,548
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+	2,000,000	2,083,287
City of Chicago IL GO	6.00%		1/1/2050	BBB	8,500,000	8,782,757
City of Horace ND GO	4.50%		5/1/2039	Baa3	1,250,000	1,260,048
City of New York NY GO(d)	5.25%		10/1/2055	AA	33,000,000	34,228,009
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2043	NR	10,170,279	6,826,800
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR	19,219,000	17,807,418
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	52,446,156	45,066,945
County of Pasco-State of Florida Cigarette Tax Revenue (AG)	5.75%		9/1/2054	AA	2,000,000	2,122,482
Grant County Public Hospital District No. 1 WA GO	5.125%		12/1/2052	Baa2	4,750,000	4,579,725
Grapevine Wash Local District-Grapevine Wash Local District Residential Facilities Fee Revenue UT GO†	6.00%		3/1/2055	NR	17,335,000	16,719,857
Hunt Memorial Hospital District Charitable Health TX GO	6.00%		2/15/2041	Ba3	2,730,000	2,817,509
Hunt Memorial Hospital District Charitable Health TX GO	6.00%		2/15/2045	Ba3	2,300,000	2,327,843

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Idaho Falls Auditorium District COPS†	5.25%	5/15/2051	NR	$16,700,000	$16,056,056
Metropolitan Pier & Exposition Authority-State of Illinois McCormick Place Expansion Project Fund	4.00%	6/15/2050	A	10,000,000	8,934,922
Mida Cormont Public Infrastructure District UT GO†	Zero Coupon	6/1/2055	NR	4,850,000	4,158,716
Mida Cormont Public Infrastructure District UT GO†	6.25%	6/1/2055	NR	2,000,000	2,083,967
New York State Urban Development Corp.-State of New York Sales Tax Revenue	3.00%	3/15/2049	Aa1	10,000,000	7,338,900
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Department of Transportation AMT	6.00%	6/30/2061	Baa2	23,880,000	24,937,707
Public Finance Authority-Driftwood Conservation District WI†	Zero Coupon	12/15/2039	NR	2,881,000	1,200,068
Public Finance Authority WI†	6.00%	11/15/2045	NR	14,500,000	14,219,833
State of Illinois GO	5.25%	5/1/2045	A2	2,500,000	2,595,871
State of Illinois GO	5.25%	9/1/2048	A2	3,780,000	3,855,811
State of Illinois GO	5.50%	5/1/2039	A2	8,280,000	8,728,067
State of Illinois GO	5.50%	10/1/2039	A2	4,000,000	4,320,720
State of Illinois GO	5.50%	3/1/2042	A2	5,250,000	5,573,899
State of Illinois GO	5.50%	3/1/2047	A2	15,270,000	15,829,757
State of Illinois GO	5.50%	5/1/2047	A2	6,000,000	6,220,646
STC Metropolitan District No. 2 CO GO† 6.25%		12/1/2055	NR	6,500,000	6,500,387
University City Industrial Development Authority MO	4.875%	6/15/2036	NR	1,000,000	1,018,730
University City Industrial Development Authority MO	5.50%	6/15/2042	NR	6,000,000	6,097,152
Total					388,467,995

Health Care 26.01%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2041	BBB-	4,000,000	3,852,250
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2046	BBB-	3,300,000	3,039,424
Antelope Valley Healthcare District Obligated Group CA	5.25%	3/1/2036	BBB-	1,000,000	999,945
Arizona Industrial Development Authority-Navajo Health Foundation-Sage Memorial Hospital Inc Obligated Group†	7.625%	5/1/2054	NR	13,750,000	14,738,630

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Astoria Hospital Facilities Authority-Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2049	BBB		$5,195,000	$5,117,518
Astoria Hospital Facilities Authority-Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2054	BBB		8,350,000	8,090,070
Atlanta Development Authority-Georgia ProtonCare Center Inc(c)	6.00%	1/1/2023	NR		2,000,000	900,000
Atlanta Development Authority-Georgia ProtonCare Center Inc(c)	6.75%	1/1/2035	NR		1,500,000	675,000
Atlanta Development Authority-Georgia ProtonCare Center Inc(c)	7.00%	1/1/2040	NR		4,000,000	1,800,000
Berks County Municipal Authority-Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR		23,200,000	17,123,574
Berks County Municipal Authority-Tower Health Obligated Group PA	5.00%	6/30/2039	NR		43,616,000	41,070,662
Berks County Municipal Authority-Tower Health Obligated Group PA	6.00%	6/30/2034	NR		3,253,832	3,469,053
Berks County Municipal Authority-Tower Health Obligated Group PA	8.00%	6/30/2034	NR		6,493,734	6,630,721
Bucks County Industrial Development Authority-Grand View Hospital/Sellersville Obligated Group PA	4.00%	7/1/2046	BBB+		15,000,000	13,231,897
Buffalo & Erie County Industrial Land Development Corp.-Catholic Health System Obligated Group NY	4.00%	7/1/2045	B		3,035,000	2,465,204
Buffalo & Erie County Industrial Land Development Corp.-Catholic Health System Obligated Group NY	5.00%	7/1/2040	B		11,020,000	10,539,305
Build NYC Resource Corp.-RiverSpring Health Senior Living Inc Obligated Group NY†	7.00%	12/15/2055	NR		5,000,000	5,033,839
Build NYC Resource Corp.-RiverSpring Health Senior Living Inc Obligated Group NY†	7.00%	12/15/2065	NR		19,750,000	19,691,222
California Municipal Finance Authority-Community Health Centers of The Central Coast Inc	5.75%	12/1/2055	BBB	(b)	5,000,000	5,164,766
California Municipal Finance Authority-Community Hospitals of Central California Obligated Group	3.00%	2/1/2046	BBB+		5,000,000	3,776,286
California Municipal Finance Authority-Palomar Health Obligated Group COPS†	5.00%	11/1/2027	CCC+		2,435,000	2,418,586

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Public Finance Authority-Kendal At Ventura†	10.00%		5/15/2028	NR	$6,500,000	$6,807,116
California Public Finance Authority-Kendal At Ventura†	12.00%		5/15/2028	NR	1,000,000	1,085,100
California Public Finance Authority-Marisol HB LLC Obligated Group†(e)	5.10%	#(a)	4/1/2066	NR	7,250,000	7,215,777
California Public Finance Authority-QSH/LB LLC†	6.50%		6/1/2055	NR	2,840,000	2,917,278
California Public Finance Authority-QSH/LB LLC†	6.625%		6/1/2065	NR	8,750,000	8,995,102
California Public Finance Authority-QSH/MB LLC†	6.75%		7/1/2065	NR	17,315,000	18,210,421
California Statewide Communities Development Authority-Loma Linda University Medical Center Obligated Group†	5.25%		12/1/2048	BB+	4,080,000	4,136,348
California Statewide Communities Development Authority-Loma Linda University Medical Center Obligated Group	5.50%		12/1/2054	BB+	13,695,000	13,713,691
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.00%		12/1/2041	BB+	1,700,000	1,701,503
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.00%		12/1/2046	BB+	6,100,000	6,100,328
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.25%		12/1/2044	BB+	12,840,000	12,856,404
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.25%		12/1/2056	BB+	36,625,000	36,627,370
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.50%		12/1/2058	BB+	37,035,000	37,696,134
Capital Projects Finance Authority-Trilogy Community Development Foundation Inc Obligated Group FL†	7.125%		1/1/2065	NR	6,250,000	6,412,498
Capital Projects Finance Authority-Trilogy Community Development Foundation Inc Obligated Group FL†	7.25%		1/1/2055	NR	4,000,000	4,176,736
Capital Trust Authority-Convivial St Petersburg LLC FL†	12.00%		10/3/2029	NR	6,000,000	6,153,664

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Chester County Health & Education Facilities Authority-Immaculata University PA	5.00%	11/1/2037	BB-	(b)	$4,000,000	$3,746,166
Chester County Health & Education Facilities Authority-Immaculata University PA	5.00%	11/1/2046	BB-	(b)	4,150,000	3,570,244
City of Blaine-Crest View Obligated Group MN(c)	6.125%	7/1/2050	NR		3,568,532	3,390,105
City of Fruita Healthcare Revenue-Lower Valley Hospital Association Obligated Group CO†	5.50%	1/1/2048	NR		16,350,000	15,324,767
City of Jacksonville-Genesis Health Inc Obligated Group FL	5.00%	11/1/2050	A-		6,635,000	6,578,206
County of Howard-Columbia Vantage House Corp MD	5.00%	4/1/2044	NR		1,955,000	1,848,501
County of Howard-Columbia Vantage House Corp MD	5.00%	4/1/2046	NR		7,000,000	6,477,645
County of Muskingum-Genesis Healthcare System Obligated Group OH	5.00%	2/15/2033	BB+		2,765,000	2,766,963
County of Muskingum-Genesis Healthcare System Obligated Group OH	5.00%	2/15/2044	BB+		10,000,000	9,895,132
County of Washington-Marietta Area Health Care Inc Obligated Group OH	6.75%	12/1/2052	NR		16,600,000	16,955,223
County of Wilson-Wilson County Hospital KS	5.60%	9/1/2036	NR		3,530,000	3,070,245
Crawford County Hospital Authority-Meadville Medical Center Obligated Group PA	6.00%	6/1/2046	NR		2,225,000	2,226,073
Crawford County Hospital Authority-Meadville Medical Center Obligated Group PA	6.00%	6/1/2051	NR		2,600,000	2,599,701
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB		3,700,000	3,700,884
Denver Health & Hospital Authority CO	6.00%	12/1/2055	BBB		1,250,000	1,319,073
Doylestown Hospital Authority-Doylestown Hospital Obligated Group PA†	5.375%	7/1/2039	NR		2,000,000	2,165,850
Florida Local Government Finance Commission-Ponte Vedra Pine Co LLC Obligated Group†	6.75%	11/15/2055	NR		3,000,000	3,107,718
Florida Local Government Finance Commission-Ponte Vedra Pine Co LLC Obligated Group†	6.875%	11/15/2064	NR		6,000,000	6,223,090

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Florida Local Government Finance Commission-Sanctuary At Village On The Isle LLC/The†	11.00%	12/22/2030	NR		$2,060,000	$2,047,853
Glendale Industrial Development Authority-Beatitudes Campus Obligated Group AZ	5.00%	11/15/2036	NR		1,500,000	1,300,646
Glendale Industrial Development Authority-Beatitudes Campus Obligated Group AZ	5.00%	11/15/2040	NR		3,100,000	2,533,655
Grays Harbor County Public Hospital District No. 1 WA	6.875%	12/1/2049	BB+		7,500,000	8,180,261
Grays Harbor County Public Hospital District No. 1 WA	6.875%	12/1/2053	BB+		8,000,000	8,647,482
Holmes County Hospital Corp. FL(c)	5.75%	11/1/2026	NR		2,240,000	2,212,729
Holmes County Hospital Corp. FL	6.00%	11/1/2038	NR		7,115,000	6,111,904
Idaho Health Facilities Authority-North Canyon Medical Center Inc	7.00%	11/1/2048	NR		8,000,000	8,396,761
Idaho Health Facilities Authority-North Canyon Medical Center Inc	7.125%	11/1/2057	NR		7,000,000	7,338,601
Industrial Development Authority of the City of Phoenix Arizona-Christian Care Surprise Inc AZ	5.25%	12/1/2055	BBB		8,600,000	7,970,955
Industrial Development Authority of the City of Phoenix Arizona-Christian Care Surprise Inc AZ	5.50%	12/1/2065	BBB		14,205,000	13,396,022
Industrial Development Authority of the County of Pima-La Posada at Park Centre Inc Obligated Group AZ†	6.875%	11/15/2052	NR		4,000,000	4,207,844
Industrial Development Authority of the County of Pima-La Posada at Park Centre Inc Obligated Group AZ†	7.00%	11/15/2057	NR		5,500,000	5,820,645
Iowa Finance Authority-Lifespace Communities Inc Obligated Group	4.00%	5/15/2053	BBB	(b)	3,645,000	2,834,530
Jefferson County Public Hospital District No. 2 WA	6.875%	12/1/2053	NR		10,000,000	10,251,366
Kalamazoo Economic Development Corp.-Friendship Village of Kalamazoo Obligated Group MI†	6.25%	8/15/2056	NR		2,160,000	2,172,244
Kalamazoo Economic Development Corp.-Friendship Village of Kalamazoo Obligated Group MI†	6.25%	8/15/2061	NR		2,240,000	2,244,496
King County Public Hospital District No. 4 WA	7.00%	12/1/2060	NR		25,200,000	25,282,099

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Kremmling Memorial Hospital District CO†	6.375%	12/1/2049	NR	$4,495,000	$4,357,374
Kremmling Memorial Hospital District CO†	6.625%	12/1/2056	NR	6,125,000	5,879,604
Louisiana Local Government Environmental Facilities & Community Development Authority-St James Place of Baton Rouge Obligated Group	6.25%	11/15/2045	NR	6,100,000	6,115,308
Magnolia West Community Development District FL	5.35%	5/1/2037	NR	180,000	181,280
Maryland Health & Higher Educational Facilities Authority(d)	5.00%	7/1/2054	A+	4,230,000	4,298,727
Maryland Health & Higher Educational Facilities Authority(d)	5.25%	7/1/2054	A+	4,300,000	4,369,864
Maryland Health & Higher Educational Facilities Authority-Kennedy Krieger Institute Inc Obligated Group MD	5.25%	7/1/2051	BBB-	2,500,000	2,562,271
Maryland Health & Higher Educational Facilities Authority-Kennedy Krieger Institute Inc Obligated Group MD	5.50%	7/1/2056	BBB-	2,000,000	2,077,489
Maryland Health & Higher Educational Facilities Authority-TidalHealth Obligated Group(AG)	5.50%	7/1/2055	AA	5,000,000	5,273,148
Massachusetts Development Finance Agency-Beth Israel Lahey Health Obligated Group (AG)	5.50%	7/1/2055	AA	12,000,000	12,757,105
Massachusetts Development Finance Agency-Care Communities LLC Obligated Group†	6.50%	7/15/2060	NR	20,500,000	19,945,936
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	4.00%	7/1/2044	BBB-	11,125,000	9,481,387
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%	7/1/2044	BBB-	3,000,000	2,909,117
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	6.00%	10/1/2049	BBB-	6,250,000	6,688,995
Michigan Finance Authority Provident Group-HFH Energy LLC	5.50%	2/28/2049	A3	1,100,000	1,144,338
Monroe County Hospital Authority-Centurion Foundation Lehigh Valley LLC PA†	5.10%	6/15/2039	NR	20,000,000	19,593,398
Moon Industrial Development Authority-Baptist Homes Society Obligated Group PA	6.00%	7/1/2045	NR	9,350,000	9,349,066
New Hampshire Business Finance Authority	5.43%	8/15/2035	NR	10,760,000	10,660,278
New Hampshire Business Finance Authority-Centurion Foundation Wilkens Avenue LLC	5.00%	9/15/2035	NR	9,820,000	9,521,911

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Hampshire Business Finance Authority-NFA UH SPV LLC†	5.625%	12/15/2033	NR	$3,410,000	$3,474,151
New Hampshire Business Finance Authority-NFA UH SPV LLC†	6.25%	12/15/2038	NR	3,565,000	3,667,482
New Hope Cultural Education Facilities Finance Corp.-Bella Vida Forefront Living Obligated Group TX	6.50%	10/1/2055	NR	2,180,000	2,225,646
New Hope Cultural Education Facilities Finance Corp.-Bella Vida Forefront Living Obligated Group TX	6.50%	10/1/2060	NR	1,875,000	1,909,380
New Hope Cultural Education Facilities Finance Corp.-SLF CHP LLC TX†	6.50%	7/1/2056	NR	19,600,000	19,138,520
New Jersey Economic Development Authority-Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR	1,500,000	1,500,471
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obligated Group	3.00%	7/1/2051	AA-	3,760,000	2,812,538
New York State Dormitory Authority-Catholic Health System Obligated Group	4.00%	7/1/2045	B	16,030,000	13,020,502
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.25%	10/1/2049	BBB-	3,000,000	3,013,841
Niagara Area Development Corp.-Catholic Health System Obligated Group NY	4.50%	7/1/2052	B	3,490,000	2,883,144
Niagara Area Development Corp.-Catholic Health System Obligated Group NY	5.00%	7/1/2052	B	8,545,000	7,631,670
Norman Regional Hospital Authority Obligated Group OK	4.00%	9/1/2037	CCC	3,395,000	2,315,951
Norman Regional Hospital Authority Obligated Group OK	5.00%	9/1/2045	CCC	1,200,000	948,623
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%	8/15/2038	BB+	6,015,000	6,069,018
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.25%	8/15/2048	BB+	6,795,000	6,620,059
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%	8/15/2044	NR	1,300,000	1,303,401
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%	8/15/2052	BB+	15,000,000	14,795,266
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%	8/15/2057	BB+	23,690,000	23,096,717

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Pennsylvania Higher Educational Facilities Authority-University of Pennsylvania Health System Obligated Group/The	5.50%		8/15/2055	AA		$4,150,000	$4,409,232
Philadelphia Authority for Industrial Development-Greater Philadelphia Health Action Inc PA	5.75%		6/1/2050	BBB-	(b)	800,000	799,630
Philadelphia Authority for Industrial Development-Greater Philadelphia Health Action Inc PA	6.25%		6/1/2055	BBB-	(b)	1,500,000	1,548,315
Public Finance Authority-Bancroft Neurohealth Obligated Group WI†	4.625%		6/1/2036	NR		4,380,000	4,273,520
Public Finance Authority-Bancroft Neurohealth Obligated Group WI†	5.125%		6/1/2048	NR		7,345,000	6,741,284
Public Finance Authority-Lehigh Valley Health Network Inc WI†	7.25%		12/1/2042	NR		8,750,000	9,099,381
Public Finance Authority-Lehigh Valley Health Network Inc WI†	7.50%		12/1/2052	NR		8,650,000	9,016,028
Public Finance Authority-Munificent Behavioral Hospitals I Inc Obligated Group WI†	7.25%		1/1/2061	NR		13,000,000	13,648,794
Public Finance Authority-Proton International Alabama LLC WI†(c)	6.85%		10/1/2047	NR		3,000,000	300,000
Public Finance Authority-Proton Intl-Delray LLC WI†(c)	6.85%		11/1/2046	NR		2,000,000	700,000
Public Finance Authority-QCF Behavioral Hospitals I Obligated Group WI†	Zero Coupon		7/1/2064	NR		534,160,000	6,135,202
Public Finance Authority-QCF Behavioral Hospitals I Obligated Group WI†	7.50%		7/1/2059	NR		13,650,000	14,982,711
Public Finance Authority-RBS Evolution LLC WI†	10.00%		11/1/2038	NR		13,100,000	14,616,224
Rhode Island Health & Educational Building Corp.-Care New England Health System Obligated Group	5.00%		9/1/2031	BB-		3,000,000	3,003,086
Rhode Island Health & Educational Building Corp.-Chartercare Health of Rhode Island Obligated Group	8.50%		10/1/2056	NR		13,125,000	13,569,615
Roanoke County Economic Development Authority-Friendship Foundation VA	5.50%	#(a)	9/1/2058	NR		10,615,000	10,437,198
Shelby County Health Educational & Housing Facilities Board-Luke Inc Obligated Group TN	5.75%		10/1/2059	NR		11,500,000	7,599,603

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Skagit County Public Hospital District No. 1 WA	5.50%	12/1/2054	Baa3		$5,680,000	$5,723,044
South Carolina Jobs-Economic Development Authority-Connexion Communities Obligated Group†	6.75%	10/15/2060	NR		17,500,000	17,644,504
South Carolina Jobs-Economic Development Authority-Hampton Regional Medical Center Obligated Group	5.00%	11/1/2042	NR		3,815,000	3,400,661
South Carolina Jobs-Economic Development Authority-Hampton Regional Medical Center Obligated Group	5.00%	11/1/2046	NR		6,070,000	5,193,950
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	5.75%	11/15/2029	NR		2,205,000	2,205,331
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	7.50%	11/15/2053	NR		9,000,000	9,477,365
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	7.75%	11/15/2058	NR		17,600,000	18,728,873
Southeastern Ohio Port Authority-Marietta Area Healthcare Inc Obligated Group	5.50%	12/1/2043	B	(b)	5,025,000	4,826,298
Stamford Housing Authority-TJH Senior Living LLC Obligated Group CT	6.25%	10/1/2060	NR		1,000,000	987,281
Stamford Housing Authority-TJH Senior Living LLC Obligated Group CT	6.50%	10/1/2055	NR		2,200,000	2,229,341
Tarrant County Cultural Education Facilities Finance Corp TX(d)	5.00%	7/1/2053	A1		9,550,000	9,566,595
Upper San Juan Health Service District Medical Center Revenue CO	6.00%	6/1/2041	NR		2,225,000	2,185,196
Upper San Juan Health Service District Medical Center Revenue CO	6.125%	6/1/2046	NR		3,015,000	2,903,012
Washington State Housing Finance Commission-Horizon House Obligated Group	6.25%	1/1/2056	BB	(b)	15,000,000	14,961,723
Washington State Housing Finance Commission-Horizon House Obligated Group	6.25%	1/1/2061	BB	(b)	10,500,000	10,408,600
West Virginia Hospital Finance Authority-Vandalia Health Inc Obligated Group	6.00%	9/1/2048	BBB+		2,060,000	2,207,326
West Virginia Hospital Finance Authority-Vandalia Health Inc Obligated Group	6.00%	9/1/2053	BBB+		3,250,000	3,436,358

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Westchester County Health Care Corp Obligated Group NY	6.25%	11/1/2052	BB	$4,320,000	$4,443,215
Westchester County Health Care Corp Obligated Group NY (AG)	5.00%	11/1/2047	AA	3,325,000	3,373,594
Westchester County Health Care Corp Obligated Group NY (AG)	5.75%	11/1/2053	AA	2,250,000	2,379,714
Westchester County Health Care Corp Obligated Group NY (AG)	6.50%	11/1/2055	AA	2,500,000	2,762,857
Westchester County Local Development Corp.-QSH/Tarrytown LLC NY†	6.375%	12/1/2055	NR	625,000	633,382
Westchester County Local Development Corp.-QSH/Tarrytown LLC NY†	6.50%	12/1/2065	NR	3,500,000	3,554,462
Westchester County Local Development Corp.-Westchester County Health Care Corp Obligated Group NY	6.50%	11/1/2030	NR	5,000,000	5,198,474
Westchester County Local Development Corp.-Westchester County Health Care Corp Obligated Group NY	7.25%	11/1/2045	NR	5,000,000	5,559,674
Westchester County Local Development Corp.-Westchester County Health Care Corp Obligated Group NY	7.50%	11/1/2055	NR	12,000,000	13,187,662
Wisconsin Health & Educational Facilities Authority-Capitol Lakes Inc	6.25%	11/15/2055	NR	5,765,000	5,667,878
Wisconsin Health & Educational Facilities Authority-Capitol Lakes Inc	6.375%	11/15/2060	NR	4,100,000	4,045,362
Wisconsin Health & Educational Facilities Authority-Centurion Foundation Se Wisconsin LLC	5.00%	9/15/2035	NR	7,320,000	7,097,799
Wisconsin Health & Educational Facilities Authority-Centurion Foundation Se Wisconsin LLC	5.00%	9/15/2035	NR	2,425,000	2,351,388
Wisconsin Health & Educational Facilities Authority-Chiara Housing & Services Inc Obligated Group	5.625%	7/1/2045	NR	8,000,000	8,080,081
Wisconsin Health & Educational Facilities Authority-Chiara Housing & Services Inc Obligated Group	6.00%	7/1/2060	NR	2,500,000	2,505,968
Wisconsin Health & Educational Facilities Authority-Chiara Housing & Services Inc Obligated Group	6.625%	7/1/2060	NR	4,300,000	4,483,363

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Wisconsin Health & Educational Facilities Authority-Sauk-Prairie Memorial Hospital Inc Obligated Group	5.375%		2/1/2048	Ba2		$4,000,000	$3,832,760
Wisconsin Health & Educational Facilities Authority-Wisconsin Masonic Home Obligated Group	5.75%		8/15/2059	BBB-	(b)	2,380,000	2,430,323
Total							1,132,695,314

Housing 4.97%
California Community Housing Agency Arbors Apartments†	5.00%		8/1/2050	NR		10,630,000	9,896,087
California Community Housing Agency Summit at Sausalito Apartments†	3.00%		2/1/2057	NR		14,310,000	9,545,838
California Community Housing Agency Summit at Sausalito Apartments†	4.00%		2/1/2050	NR		16,345,000	12,011,666
California Municipal Finance Authority	4.326%	#(a)	11/20/2040	NR		3,500,000	2,365,747
California Municipal Finance Authority-Ascent 613†	5.375%		1/1/2055	NR		2,500,000	2,445,808
California Municipal Finance Authority-Ascent 613†	5.50%		1/1/2060	NR		2,000,000	1,981,246
California Public Finance Authority-P3 Irvine SL Holdings LLC Obligated Group†	6.375%		6/1/2059	NR		17,700,000	16,108,101
California Public Finance Authority-P3 Irvine SL Holdings LLC Obligated Group†	6.50%		6/1/2054	NR		15,100,000	14,106,961
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%		11/1/2038	Baa3		1,000,000	1,010,511
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%		11/1/2040	Baa3		1,000,000	987,985
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%		11/1/2048	Baa3		1,350,000	1,250,101
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%		11/1/2053	Baa3		1,770,000	1,595,906
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%		11/1/2058	Baa3		1,750,000	1,536,493
CMFA Special Finance Agency CA†	4.00%		12/1/2045	NR		9,650,000	7,343,630
CSCDA Community Improvement Authority Dublin CA†	4.00%		2/1/2057	NR		4,500,000	3,367,998
CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments CA†	3.125%		8/1/2056	NR		6,500,000	4,753,621

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
CSCDA Community Improvement Authority Orange Portfolio CA†	4.00%		3/1/2057	NR		$3,500,000	$2,539,532
CSCDA Community Improvement Authority Pasadena Portfolio CA†	4.00%		12/1/2056	NR		13,250,000	9,727,327
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%		6/1/2047	NR		14,640,000	10,312,466
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%		6/1/2057	NR		25,980,000	5,329,709
Indiana Finance Authority-CHF-Tippecanoe LLC	5.375%		6/1/2064	BBB-		5,450,000	5,331,746
Indiana Finance Authority-SFP-PUFW I LLC	5.00%		7/1/2059	BBB-		1,400,000	1,338,507
Indiana Finance Authority-SFP-PUFW I LLC	5.25%		7/1/2064	BBB-		3,975,000	3,922,180
Iowa Finance Authority-Lifespace Communities Inc Obligated Group	7.50%		5/15/2053	BBB	(b)	5,750,000	6,328,002
Maryland Economic Development Corp Morgan View & Thurgood Marshall Student Hsg	5.75%		7/1/2053	BBB-		2,000,000	2,068,414
Maryland Economic Development Corp Morgan View & Thurgood Marshall Student Hsg	6.00%		7/1/2058	BBB-		5,000,000	5,226,576
Massachusetts Development Finance Agency-PRG Medford Properties Inc	5.25%		6/1/2060	A		3,000,000	3,049,710
Miami-Dade County Industrial Development Authority-PRG-Casa Properties LLC FL†	5.375%	#(a)	7/1/2065	NR		12,000,000	12,316,544
New Hampshire Business Finance Authority†	3.922%	#(a)	1/20/2041	NR		2,750,000	2,142,608
New Hampshire Business Finance Authority	5.75%		4/28/2042	BBB		4,750,000	4,845,730
Palm Beach County School District-Lifespace Communities Inc Obligated Group FL	7.50%		5/15/2053	BBB	(b)	1,000,000	1,100,522
Palm Beach County School District-Lifespace Communities Inc Obligated Group FL	7.625%		5/15/2058	BBB	(b)	2,000,000	2,205,683
Public Finance Authority-CHF-Manoa LLC WI†	5.75%		7/1/2053	BBB-		11,540,000	11,031,639
Public Finance Authority-CHF-Manoa LLC WI†	5.75%		7/1/2063	BBB-		9,870,000	9,238,079
Public Finance Authority-PRG-Oxford Properties LLC WI (BAM)	5.25%		7/1/2060	AA		5,000,000	5,019,093

126	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Vail Home Partners Corp. CO†	5.875%	10/1/2055	NR		$2,500,000	$2,540,144
Vail Home Partners Corp. CO†	6.00%	10/1/2064	NR		5,250,000	5,348,142
Virginia Beach Development Authority-Westminster-Canterbury on Chesapeake Bay Obligated Group	7.00%	9/1/2053	BB+	(b)	8,000,000	8,733,179
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.00%	7/1/2054	BBB-		2,000,000	1,787,259
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%	7/1/2044	BBB-		1,350,000	1,377,721
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%	7/1/2049	BBB-		1,000,000	985,432
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%	7/1/2059	BBB-		2,500,000	2,382,265
Total						216,535,908

Lease Obligations 0.47%
City of Charlotte NC	3.00%	6/1/2048	AA+		12,715,000	9,303,974
Kansas City Industrial Development Authority-City of Kansas City Historic Northeast Redevelopment Area MO†	5.00%	6/1/2046	NR		3,090,000	3,087,885
Kansas City Industrial Development Authority-City of Kansas City Historic Northeast Redevelopment Area MO†	5.00%	6/1/2054	NR		1,525,000	1,454,323
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	A-		6,500,000	6,504,677
Total						20,350,859

Other Revenue 4.41%
Allentown Neighborhood Improvement Zone Development Authority-Allentown Neighborhood Improvement Zone Total Waterfront Revenue PA†	6.00%	5/1/2042	NR		7,865,000	8,034,042
Anson Education Facilities Corp.-Arlington Classics Academy TX	5.00%	8/15/2045	BBB-		2,250,000	2,180,427
Arizona Industrial Development Authority-Odyssey Preparatory Academy Inc†	5.50%	7/1/2052	BB	-	2,850,000	2,643,067

See Notes to Financial Statements.	127

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Arlington Higher Education Finance Corp.-Newman International Academy TX	5.50%		8/15/2046	NR	$5,000,000	$3,899,622
Capital Trust Agency, Inc.-Educational Growth Fund LLC FL†	5.00%		7/1/2056	NR	18,350,000	15,775,941
Capital Trust Agency, Inc.-Franklin Academy Series 2020 Obligated Group FL†	5.00%		12/15/2050	NR	10,000,000	8,906,587
Chester County Industrial Development Authority-Collegium Charter School PA	5.25%		10/15/2047	BB	7,210,000	6,475,061
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	15,788,384	10,953,191
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	796,127	305,514
County of Broward FL Convention Center Hotel Revenue(d)	5.50%		1/1/2055	AA	17,000,000	17,734,488
Florida Development Finance Corp.-Franklin Academy Series 2016 Obligated Group†	5.00%		7/15/2046	NR	4,000,000	3,711,459
Florida Development Finance Corp.-Palm Bay Academy Inc†	Zero Coupon		5/15/2037	NR	940,000	9
Florida Development Finance Corp.-Palm Bay Academy Inc†	6.375%		5/15/2037	NR	2,575,000	2,353,328
Florida Development Finance Corp.-Palm Bay Academy Inc†	6.375%		5/15/2037	NR	1,220,000	122,000
Florida Development Finance Corp.-Renaissance Charter School Inc Series 2020C/D Obligated Group†	5.00%		9/15/2050	NR	3,820,000	3,323,241
GDB Debt Recovery Authority of Puerto Rico	7.50%		8/20/2040	NR	341,966	334,009
Industrial Development Authority of the City of Phoenix Arizona-BASIS Schools Inc Obligated Group AZ†	5.00%		7/1/2046	BB+	5,130,000	4,840,061
Industrial Development Authority of the County of Pima-Edkey Inc Obligated Group AZ†(c)	5.00%		7/1/2049	NR	6,000,000	4,800,000
Industrial Development Authority of the County of Pima-Edkey Inc Obligated Group AZ†(c)	5.00%		7/1/2055	NR	4,000,000	3,200,000
Maryland Economic Development Corp Chesapeake Bay Conference Center(c)	5.00%		12/1/2031	NR	10,700,000	7,169,000
Maryland Economic Development Corp Chesapeake Bay Conference Center(c)	5.25%		12/1/2031	NR	3,000,000	2,010,000
Michigan Finance Authority-Bradford Academy	4.30%		9/1/2030	NR	650,000	602,288

128	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Michigan Finance Authority-Bradford Academy	4.80%	9/1/2040	NR	$1,845,000	$1,500,730
Michigan Finance Authority-Bradford Academy	5.00%	9/1/2050	NR	3,010,000	2,201,525
Michigan Public Educational Facilities Authority-Crescent Academy	7.00%	10/1/2036	NR	535,000	507,643
Municipal Improvement Corp. of Los Angeles(d)	5.50%	5/1/2055	A+	22,000,000	23,472,516
New Hampshire Business Finance Authority-Centurion Foundation Sample Road LLC	5.54%	8/15/2057	NR	30,000,000	28,915,950
Plymouth Educational Center Charter School MI	5.375%	11/1/2030	NR	1,425,000	570,000
Public Finance Authority-Inperium Inc Obligated Group WI†	5.50%	12/1/2044	NR	2,500,000	2,541,587
Public Finance Authority-Inperium Inc Obligated Group WI†	5.75%	12/1/2054	NR	12,000,000	12,003,182
Utah Charter School Finance Authority-Freedom Academy Foundation†	5.375%	6/15/2048	NR	5,150,000	4,590,302
Washington State Convention Center Public Facilities District	3.00%	7/1/2058	Baa1	2,400,000	1,534,756
Washington State Convention Center Public Facilities District	4.00%	7/1/2058	Baa1	6,000,000	4,870,444
Total					192,081,970

Pollution Control 0.29%
Pennsylvania Economic Development Financing Authority-Noble Environmental Inc†	6.875%	9/1/2047	NR	12,000,000	12,546,142

Special Tax 4.55%
Allentown Neighborhood Improvement Zone Development Authority-Allentown Neighborhood Improvement Zone Center City Investment Corp Revenue PA†	5.25%	5/1/2042	NR	5,000,000	5,116,213
Allentown Neighborhood Improvement Zone Development Authority-Allentown Neighborhood Improvement Zone Total Waterfront Revenue PA†	6.00%	5/1/2042	NR	10,620,000	11,118,137
Arborwood Community Development District FL	6.90%	5/1/2036	NR	510,000	510,359

See Notes to Financial Statements.	129

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Arborwood Community Development District FL	6.90%	5/1/2036	NR	$25,000	$25,014
Babcock Ranch Community Independent Special District Series 2024 Assessment Area FL†	5.00%	5/1/2044	NR	1,370,000	1,355,549
Babcock Ranch Community Independent Special District Series 2024 Assessment Area FL†	5.25%	5/1/2055	NR	2,000,000	1,941,944
Black Desert Public Infrastructure District Black Desert Assessment Area No 1 UT†	5.625%	12/1/2053	NR	16,220,000	16,237,865
Black Ridge Infrastructure Financing District Black Ridge Assessment Area UT	5.00%	12/1/2035	NR	3,140,000	3,136,908
Black Ridge Infrastructure Financing District Black Ridge Assessment Area UT	6.25%	12/1/2054	NR	8,400,000	8,382,717
Celebration Pointe Community Development District No. 1 FL(c)	3.375%	5/1/2041	NR	3,970,000	3,176,000
Celebration Pointe Community Development District No. 1 FL(c)	5.00%	5/1/2048	NR	6,555,000	5,244,000
City of Mesquite TX	5.50%	9/1/2045	NR	1,050,000	1,056,243
City of Mesquite TX	5.75%	9/1/2055	NR	1,300,000	1,273,927
City of North Las Vegas Special Improvement District No 67 Apex Moonwater West NV†	6.50%	6/1/2045	NR	6,495,000	6,632,258
City of North Las Vegas Special Improvement District No 67 Apex Moonwater West NV†	6.75%	6/1/2055	NR	8,440,000	8,524,557
City of Pilot Point Maverick Farms Public Improvement Dist Major Impt Area 1 TX	6.00%	9/15/2046	NR	1,000,000	994,445
City of Pilot Point Maverick Farms Public Improvement Dist Major Impt Area 1 TX	6.25%	9/15/2056	NR	2,000,000	1,959,602
County of Denton Green Meadows Public Improvement District Improvement Area #1 TX†	5.625%	12/31/2055	NR	2,725,000	2,762,878
County of Denton Green Meadows Public Improvement District Major Improvement Area TX†	5.875%	12/31/2045	NR	4,500,000	4,604,690
County of Denton Green Meadows Public Improvement District Major Improvement Area TX†	6.125%	12/31/2055	NR	3,100,000	3,165,053
Fairfield Community Facilities District-City of Fairfield Community Facilities District No 2023-1 Area No 1 CA	5.00%	9/1/2049	NR	3,205,000	3,208,745

130	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Grandview Industrial Development Authority Grandview Crossing Redevelopment Area 1 MO(c)	5.75%	12/1/2028	NR	$1,000,000	$650,000
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	3,585,000	3,339,923
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	13,585,000	11,760,939
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A+	3,375,000	3,406,610
Lakewood Ranch Stewardship District FL	6.30%	5/1/2054	NR	4,450,000	4,656,857
Mida Mountain Village Public Infrastructure District-Mountain Village Assessment Area No 2 UT†	4.00%	8/1/2050	NR	7,845,000	6,533,346
Mida Mountain Village Public Infrastructure District UT†	5.00%	8/1/2050	NR	3,500,000	3,390,333
Military Installation Development Authority UT	4.00%	6/1/2052	NR	10,000,000	8,142,582
New York City Transitional Finance Authority(d)	5.50%	5/1/2052	AAA	11,600,000	12,348,978
New York Transportation Development Corp.(d)	6.00%	6/30/2050	Baa3	6,500,000	6,878,218
New York Transportation Development Corp.(d)	6.00%	6/30/2055	Baa3	20,000,000	21,002,162
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	881,021
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2045	NR	6,350,000	6,335,765
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2041	NR	2,000,000	1,954,920
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2051	NR	7,020,000	6,338,021
Stone Canyon Community Improvement District MO(c)	5.70%	4/1/2022	NR	1,485,000	311,850
Tern Bay Community Development District FL	5.375%	5/1/2037	NR	325,000	325,263
Village Community Development District No. 13 FL	3.25%	5/1/2052	NR	4,335,000	3,110,289
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%	12/1/2044	NR	6,265,000	6,430,756
Total					198,224,937

See Notes to Financial Statements.	131

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue 4.35%
Allentown Neighborhood Improvement Zone Development Authority-Allentown Neighborhood Improvement Zone Center City Investment Corp Revenue PA†	5.375%	5/1/2042	NR	$5,200,000	$5,237,480
American Samoa Economic Development Authority†	5.25%	9/1/2045	Ba3	1,125,000	1,109,345
American Samoa Economic Development Authority†	6.50%	9/1/2028	Ba3	1,755,000	1,819,194
City of Garden City-City of Garden City STAR Bond District KS†	5.375%	6/1/2039	NR	1,125,000	1,134,142
City of Reno-County of Washoe NV Sales Tax Revenue NV†	Zero Coupon	7/1/2058	NR	18,500,000	2,144,329
County of Monongalia-Monongalia County Building Commission Development District No 4 WV†	5.00%	6/1/2033	NR	395,000	410,421
County of Monongalia-Monongalia County Building Commission Development District No 4 WV†	5.75%	6/1/2043	NR	875,000	927,477
County of Monongalia-Monongalia County Building Commission Development District No 4 WV†	6.00%	6/1/2053	NR	1,535,000	1,600,602
Dallas Area Rapid Transit TX	3.00%	12/1/2047	AA+	5,000,000	3,663,719
Downtown Daybreak Public Infrastructure District No. 1-City of South Jordan South Station Housing and Transit Reinvestment Zone UT†	5.625%	3/1/2046	NR	1,750,000	1,763,770
Downtown Daybreak Public Infrastructure District No. 1-City of South Jordan South Station Housing and Transit Reinvestment Zone UT†	5.875%	3/1/2051	NR	1,500,000	1,514,486
Downtown Revitalization Public Infrastructure District-City of Salt Lake City Revitalization Sales Tax Revenue UT (AG)	5.50%	6/1/2055	AA	6,760,000	7,168,473
Downtown Revitalization Public Infrastructure District-City of Salt Lake City Revitalization Sales Tax Revenue UT (AG)	5.50%	6/1/2055	AA	4,500,000	4,771,912
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2037	A	10,000,000	6,124,007
Mida Mountain Village Public Infrastructure District-Military Installation Development Authority Military Recreation Facilities Project Area UT†	5.75%	6/15/2044	NR	860,000	886,580

132	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Mida Mountain Village Public Infrastructure District-Military Installation Development Authority Military Recreation Facilities Project Area UT†	6.00%	6/15/2054	NR	$4,035,000	$4,116,824
Mida Mountain Village Public Infrastructure District UT†	5.50%	6/1/2050	NR	1,850,000	1,856,073
Mida Mountain Village Public Infrastructure District UT†	5.50%	6/1/2055	NR	2,000,000	1,973,856
Mida Mountain Village Public Infrastructure District UT†	5.75%	6/1/2060	NR	2,650,000	2,670,174
New York Liberty Development Corp. TCRS (BAM)	3.00%	2/15/2042	AA	4,115,000	3,463,138
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2049	Aa1	2,505,000	1,835,251
New York State Dormitory Authority-State of New York Personal Income Tax Revenue(d)	5.25%	3/15/2052	Aa1	12,610,000	13,144,551
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	124,000	122,344
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	64,706,000	60,342,363
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	NR	15,093,000	13,957,267
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	42,960,000	40,903,290
Washington State Convention Center Public Facilities District	3.00%	7/1/2048	Baa1	6,710,000	4,804,503
Total					189,465,571

Taxable Revenue-Water & Sewer 0.53%
City of Chicago IL Waterworks Revenue(d)	5.50%	11/1/2062	AA	20,290,000	21,021,040
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%	7/1/2047	NR	2,500,000	2,200,057
Total					23,221,097

Tobacco 6.20%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	112,230,000	90,625,725
California Statewide Financing Authority	Zero Coupon	6/1/2046	NR	26,325,000	6,585,981

See Notes to Financial Statements.	133

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco (continued)
California Statewide Financing Authority†	Zero Coupon	6/1/2055	NR	$42,500,000	$2,484,584
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2046	NR	4,780,000	1,058,948
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR	21,000,000	2,065,808
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR	100,000,000	8,793,400
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR	30,000,000	750,720
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR	305,775,000	30,643,486
Inland Empire Tobacco Securitization Corp. CA	Zero Coupon	6/1/2036	CCC	19,000,000	9,287,937
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon	6/1/2057	CCC	47,000,000	2,836,342
Michigan Tobacco Settlement Finance Authority	Zero Coupon	6/1/2058	NR	93,300,000	2,051,676
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2061	NR	22,900,000	738,539
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	50,000,000	2,174,600
Nassau County Tobacco Settlement Corp. NY	5.00%	6/1/2035	CC	3,170,000	2,348,053
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CC	3,218,190	2,822,417
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon	8/15/2060	NR	41,035,000	2,872,680
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2036	NR	10,000,000	5,662,130
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2041	NR	8,000,000	2,944,459
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2056	NR	20,000,000	1,766,186
Tobacco Securitization Authority of Southern California-San Diego County Tobacco Asset Securitization Corp	Zero Coupon	6/1/2046	CCC-	7,500,000	1,237,053
Tobacco Securitization Authority of Southern California-San Diego County Tobacco Asset Securitization Corp	Zero Coupon	6/1/2046	CCC-	10,000,000	2,429,758

134	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco (continued)
Tobacco Settlement Financing Corp. RI	Zero Coupon		6/1/2052	CCC-	$15,885,000	$2,250,013
Tobacco Settlement Financing Corp. VA	Zero Coupon		6/1/2047	CCC-	9,500,000	2,311,585
Tobacco Settlement Financing Corp. VA	Zero Coupon		6/1/2047	CCC-	110,695,000	27,492,055
Tobacco Settlement Financing Corp. VA	5.00%		6/1/2047	B-	36,735,000	30,256,019
TSASC, Inc. NY	5.00%		6/1/2045	CCC+	9,670,000	8,949,826
TSASC, Inc. NY	5.00%		6/1/2048	NR	17,835,000	16,361,012
Total						269,800,992

Transportation 12.43%
Build NYC Resource Corp.-TRIPS Obligated Group NY AMT	5.50%		7/1/2055	BBB+	8,825,000	9,017,558
Chicago O’Hare International Airport IL AMT	5.50%		1/1/2055	A+	2,500,000	2,603,933
City & County of Denver-United Airlines Inc CO AMT	5.00%		10/1/2032	BB+	7,300,000	7,305,598
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.50%		7/15/2038	Ba2	4,250,000	4,431,458
County of Broward Port Facilities Revenue FL AMT	4.00%		9/1/2049	A1	5,000,000	4,347,548
E-470 Public Highway Authority CO (NATL)	Zero Coupon		9/1/2031	A+	20,000,000	17,003,964
Florida Development Finance Corp.-AAF Operations Holdings LLC AMT†	Zero Coupon	#(a)	7/15/2032	NR	16,500,000	5,775,000
Florida Development Finance Corp.-AAF Operations Holdings LLC AMT†	12.00%	#(a)	7/15/2059	NR	9,000,000	3,150,000
Foothill-Eastern Transportation Corridor Agency CA	3.95%		1/15/2053	A	6,235,000	5,438,529
Foothill-Eastern Transportation Corridor Agency CA (AG)	3.50%		1/15/2053	AA	5,425,000	4,303,843
Greater Orlando Aviation Authority FL AMT	4.00%		10/1/2049	AA	6,370,000	5,541,158
Louisiana Public Facilities Authority-Calcasieu Bridge Partners LLC AMT	5.75%		9/1/2064	Baa3	44,580,000	45,739,347
Maryland Economic Development Corp.-City of Baltimore Port Covington Development District Tax Allocation	4.00%		9/1/2050	NR	10,000,000	8,158,279
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2052	A1	9,400,000	9,720,612

See Notes to Financial Statements.	135

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Metropolitan Transportation Authority NY	4.00%	11/15/2050	A		$5,000,000	$4,303,243
Metropolitan Transportation Authority NY(d)	4.75%	11/15/2045	A		14,710,000	14,716,773
Metropolitan Transportation Authority NY(d)	5.25%	11/15/2055	A		7,000,000	7,092,995
New Jersey Economic Development Authority-DRP Urban Renewal 4 LLC AMT†	6.625%	1/1/2045	NR		8,750,000	9,145,204
New York City Transitional Development Corp.-JFK NTO LLC NY AMT	5.375%	6/30/2060	Baa3		34,340,000	34,090,911
New York State Thruway Authority TCRS (BAM)	3.00%	1/1/2051	AA		5,365,000	3,918,320
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa2		8,480,000	8,603,948
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa2		13,000,000	13,667,814
New York Transportation Development Corp.-Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa2		9,000,000	9,874,072
New York Transportation Development Corp.-Empire State Thruway Partners LLC AMT	4.00%	4/30/2053	BBB-	(b)	8,250,000	7,019,659
New York Transportation Development Corp.-JFK Millennium Partners LLC AMT	5.50%	12/31/2060	BBB-		77,500,000	77,967,240
New York Transportation Development Corp.-JFK NTO LLC AMT	5.50%	6/30/2060	Baa3		23,185,000	23,236,046
New York Transportation Development Corp.-JFK NTO LLC AMT	6.00%	6/30/2054	Baa3		21,500,000	22,282,222
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2041	Baa2		5,000,000	4,564,347
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2		8,730,000	8,730,263
North Parkway Municipal Management District No. 1 TX†	4.75%	9/15/2041	NR		1,930,000	1,856,308
Oklahoma Turnpike Authority(d)	5.50%	1/1/2054	Aa3		12,500,000	13,314,185
Oklahoma Turnpike Authority(d)	5.50%	1/1/2054	Aa3		5,270,000	5,612,943
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	3.00%	12/1/2051	Aa3		5,375,000	3,848,739
Port Authority of New York & New Jersey AMT	5.50%	8/1/2052	AA-		3,500,000	3,656,107
Port of Portland Airport Revenue OR AMT	5.50%	7/1/2048	AA-		6,250,000	6,553,702
Public Finance Authority-Million Air Three Obligated Group WI AMT†	6.25%	9/1/2046	NR		1,500,000	1,536,862

136	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Public Finance Authority-Million Air Three Obligated Group WI AMT†	7.00%		9/1/2054	NR	$5,810,000	$6,121,963
Public Finance Authority-Sky Harbour Capital III LLC Obligated Group WI AMT†	6.00%	#(a)	7/1/2060	NR	17,500,000	17,698,060
Public Finance Authority-SR 400 Peach Partners LLC WI AMT	5.75%		6/30/2060	Baa3	29,535,000	30,491,258
Public Finance Authority-SR 400 Peach Partners LLC WI AMT	5.75%		12/31/2065	Baa3	37,000,000	37,791,034
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners LLC AMT	5.50%		12/31/2058	Baa1	2,500,000	2,543,720
Tulsa Municipal Airport Trust Trustees-American Airlines Inc OK AMT	6.25%		12/1/2035	B+	8,175,000	9,272,645
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	4.00%		1/1/2048	BBB	21,990,000	19,520,923
Total						541,568,333

Utilities 4.02%
Black Belt Energy Gas District AL(d)	5.00%		10/1/2035	A2	18,500,000	18,531,727
Black Belt Energy Gas District AL	5.50%	#(a)	11/1/2053	A2	16,335,000	17,101,628
California Community Choice Financing Authority	5.00%	#(a)	1/1/2056	A1	5,000,000	5,068,587
California Community Choice Financing Authority(d)	5.25%	#(a)	11/1/2054	A2	14,000,000	14,757,445
City of Baltimore MD(d)	5.25%		7/1/2047	AA-	7,172,450	7,432,388
City of Baltimore MD(d)	5.25%		7/1/2052	AA-	12,212,550	12,655,146
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	3,710,000	3,827,039
City of Osceola-Plum Point Energy Associates LLC AR AMT	5.50%	#(a)	4/1/2036	NR	16,450,000	16,489,269
County of Jefferson Sewer Revenue AL	5.50%		10/1/2053	BBB+	5,000,000	5,202,465
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	7,500,000	8,186,637
Guam Government Waterworks Authority-Guam Waterworks Authority Water And Wastewater System	5.50%		7/1/2055	A-	10,000,000	10,327,073
Kansas City Industrial Development Authority MO†	6.00%		1/1/2048	NR	2,500,000	2,529,893
Patriots Energy Group Financing Agency SC	5.25%	#(a)	10/1/2054	A1	15,000,000	16,136,179
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2035	NR	1,500,000	1,550,163

See Notes to Financial Statements.	137

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		5.00%		7/1/2047	NR	$20,000,000	$19,649,658
Southeast Energy Authority A Cooperative District AL		5.50%	#(a)	1/1/2053	A1	5,000,000	5,323,362
Village Community Development District No. 15 Series 2024 Special Assessment UT†		6.625%		9/1/2047	NR	9,750,000	10,280,293
Total							175,048,952
Total Municipal Bonds (cost $4,547,298,318)							4,414,894,470

WARRANTS 0.01%

Construction & Engineering 0.01%
BL Train Holdings West LLC* (cost $0)		11.50%		12/1/2035	NR	343,920	601,860	(f)
Total Long-Term Investments (cost $4,547,298,318)							4,415,496,330

	Interest Rate#	Interest Rate Reset Date(g)		Final Maturity Date

SHORT-TERM INVESTMENTS 1.37%

VARIABLE RATE DEMAND NOTES 1.34%

General Obligation 0.44%
City of New York NY GO	2.850%	4/1/2026		10/1/2046	AA	5,000,000	5,000,000
City of New York NY GO	2.900%	4/1/2026		4/1/2042	AA	3,000,000	3,000,000
City of New York NY GO	2.900%	4/1/2026		4/1/2042	AA	11,050,000	11,050,000
Total							19,050,000

Pollution Control 0.02%
Port of Port Arthur Navigation District-Motiva Enterprises LLC TX	2.800%	4/1/2026		4/1/2040	BBB+	1,000,000	1,000,000

Utilities 0.88%
County of King Sewer Revenue WA	2.800%	4/1/2026		1/1/2042	AA	3,000,000	3,000,000
Development Authority of Appling County-Georgia Power Co	2.850%	4/1/2026		9/1/2041	A	31,630,000	31,630,000
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	2.740%	4/15/2026		6/15/2055	AA+	3,500,000	3,500,000
Total							38,130,000
Total Variable Rate Demand Notes (cost $58,180,000)							58,180,000

138	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 0.03%
Repurchase Agreement dated 3/31/2026, 3.250% due 4/1/2026 with Fixed Income Clearing Corp. collateralized by $1,338,900 of U.S. Treasury Note at 4.375% due 7/15/2027 value: $1,359,689; proceeds: $1,333,103 (cost $1,332,982)	$1,332,982	$1,332,982
Total Short-Term Investments (cost $59,512,982)		59,512,982
Total Investments in Securities 102.75% (cost $4,606,811,300)		4,475,009,312
Other Assets and Liabilities – Net (2.75)%		(119,762,129)
Net Assets 100.00%		$4,355,247,183

AG	AG Insured by Assured Guaranty, Inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by Build America Mutual.
COPS	Certificates of Participation.
GTD	Guaranteed.
NATL	Insured by National Public Finance Guarantee Corporation.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2026, the total value of Rule 144A securities was $1,506,309,687, which represents 34.59% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2026.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted.
(d)	Municipal Bonds Held in Trust-Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) to Financial Statements for details of Municipal Bonds Held in Trust.
(e)	Securities purchased on a when-issued basis (See Note 2(h)).
(f)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

See Notes to Financial Statements.	139

Schedule of Investments (unaudited)(concluded)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$4,414,894,470	$–	$4,414,894,470
Warrants	–	–	601,860	601,860
Short-Term Investments
Variable Rate Demand Notes	–	58,180,000	–	58,180,000
Repurchase Agreements	–	1,332,982	–	1,332,982
Total	$–	$4,474,407,452	$601,860	$4,475,009,312

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in Trust (See Note 2(e)).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

140	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.28%

CORPORATE BONDS 0.05%

Health Care Services 0.05%
Care New England Health System (cost $1,485,613)	5.50%		9/1/2026	BB-		$1,500,000	$1,496,645

MUNICIPAL BONDS 98.22%

Airlines 0.20%
New Jersey Economic Development Authority-Port Newark Container Terminal LLC AMT	5.00%		10/1/2026	Baa2		2,135,000	2,152,614
New Jersey Economic Development Authority-Port Newark Container Terminal LLC AMT	5.00%		10/1/2027	Baa2		3,440,000	3,525,915
Total							5,678,529

Corporate-Backed 19.79%
Allegheny County Industrial Development Authority-United States Steel Corp PA	5.75%		8/1/2042	BB+		535,000	535,467
Arkansas Development Finance Authority-Hybar LLC AMT†	6.875%		7/1/2048	NR		1,000,000	1,073,966
Arkansas Development Finance Authority-Weyerhaeuser Co AMT	3.875%	#(a)	10/15/2065	BBB		3,790,000	3,773,440
Avenir Community Development District FL	4.50%		5/1/2030	NR		1,670,000	1,684,118
Baldwin County Industrial Development Authority-Novelis Corp AL AMT†	5.00%	#(a)	6/1/2055	BB		21,800,000	22,122,601
Boggy Creek Improvement District FL	4.50%		5/1/2033	NR		815,000	829,793
Build NYC Resource Corp.-Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR		8,520,000	8,531,641
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR		12,740,000	12,854,459
California Infrastructure & Economic Development Bank-DesertXpress Enterprises LLC AMT†	12.00%	#(a)	1/1/2065	NR		26,610,000	14,103,300
Chandler Industrial Development Authority-Intel Corp AZ AMT	4.00%	#(a)	6/1/2049	BBB		10,400,000	10,535,951
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/15/2027	BB+	(b)	1,000,000	1,016,554
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/15/2028	BB+		2,850,000	2,923,252

See Notes to Financial Statements.	141

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/1/2029	BB+	$5,930,000	$5,935,812
Crosswinds East Community Development District FL	4.625%		5/1/2031	NR	375,000	379,623
East Nassau Stewardship District Special Assessment 2025 FL	5.00%		5/1/2035	NR	4,740,000	4,856,785
Florida Development Finance Corp.-Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	8,375,000	8,380,651
Florida Development Finance Corp.-Waste Pro USA Inc AMT†	4.45%	#(a)	7/1/2037	NR	3,000,000	3,028,121
Florida Development Finance Corp.-Waste Pro USA Inc AMT†(c)	4.50%		7/1/2032	NR	16,100,000	16,035,758
Florida Development Finance Corp.-Waste Pro USA Inc AMT†	5.00%		5/1/2029	NR	7,240,000	7,293,032
Gas Worx Community Development District-Gas Worx Community Development District Series 2025 Special Assessments FL†	5.00%		5/1/2036	NR	615,000	631,150
Grapevine Wash Local District-Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR	6,000,000	5,868,707
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	4.75%		5/1/2031	NR	1,700,000	1,748,711
Hoover Industrial Development Board-United States Steel Corp AL AMT	6.375%	#(a)	11/1/2050	BB+	1,570,000	1,721,454
Illinois Finance Authority-LRS Holdings LLC AMT†	7.375%	#(a)	9/1/2042	NR	7,000,000	7,920,207
Industrial Development Board of The City of Kingsport Tennessee-Domtar Paper Co LLC TN AMT†	5.25%	#(a)	12/1/2054	B	18,620,000	17,725,665
Iowa Finance Authority-Howmet Aerospace Inc	4.75%		8/1/2042	BBB+	14,750,000	14,751,122
Iowa Finance Authority-Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	AA+	8,370,000	8,929,201
Jefferson County Port Authority-JSW Steel USA Ohio Inc OH†	5.00%	#(a)	12/1/2053	Ba1	15,130,000	15,439,425
KD52 Community Development District No. 1 Series 2025 Assessment FL	5.00%		5/1/2035	NR	1,210,000	1,208,868
Lakewood Ranch Stewardship District Series 2025 Assessment Southeast FL	5.00%		5/1/2035	NR	2,795,000	2,953,134

142	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority-Westlake Corp	3.50%		11/1/2032	BBB	$5,110,000	$4,966,644
Louisiana Public Facilities Authority-Waste Pro USA Inc LA AMT†	4.375%	#(a)	5/1/2053	NR	6,000,000	6,042,199
Love Field Airport Modernization Corp.-Southwest Airlines Co TX	5.00%		11/1/2028	BBB	3,485,000	3,490,665
Michigan Strategic Fund-Graphic Packaging International LLC AMT	4.00%	#(a)	10/1/2061	Ba2	3,635,000	3,635,334
Mission Economic Development Corp.-Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	31,400,000	31,438,556
Mississippi Business Finance Corp.-Huntington Ingalls Industries Inc	4.55%		12/1/2028	BBB-	2,255,000	2,255,767
Mississippi Business Finance Corp.-Waste Pro USA Inc AMT†	4.375%	#(a)	2/1/2048	NR	3,750,000	3,766,384
Montgomery County Industrial Development Authority-Constellation Energy Generation PA AMT	4.45%	#(a)	10/1/2034	BBB+	7,500,000	7,692,073
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	4.00%		11/1/2027	B-	6,980,000	6,885,555
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.50%		1/1/2027	A-	1,000,000	1,002,465
New Jersey Economic Development Authority-United Airlines Inc	5.25%		9/15/2029	BB+	5,935,000	5,941,956
New Jersey Economic Development Authority-United Airlines Inc	5.75%		9/15/2027	BB+	5,080,000	5,088,444
New York City Industrial Development Agency-TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	555,000	555,366
New York Liberty Development Corp.-3 World Trade Center LLC†	5.00%		11/15/2044	NR	60,085,000	60,087,001
New York Liberty Development Corp.-3 World Trade Center LLC†	5.15%		11/15/2034	NR	8,660,000	8,661,030
New York Liberty Development Corp.-3 World Trade Center LLC†	7.25%		11/15/2044	NR	1,000,000	1,000,841
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+	1,000,000	968,295
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	3.125%	#(a)	12/1/2044	B+	4,500,000	4,494,168
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+	1,000,000	1,047,823

See Notes to Financial Statements.	143

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2026	B+	$7,065,000	$7,072,117
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2031	B+	26,345,000	26,356,631
New York Transportation Development Corp.-American Airlines Inc AMT	5.375%		8/1/2036	B+	5,500,000	5,677,554
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2027	Baa2	5,555,000	5,632,385
Niagara Area Development Corp.-Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B-	8,070,000	7,110,454
Normandy Community Development District Assessment Area One FL†	4.625%		5/1/2031	NR	435,000	436,804
Ohio Air Quality Development Authority-AMG Vanadium LLC AMT†	5.00%		7/1/2049	B3	5,000,000	4,533,835
Parish of St. James-NuStar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB+	7,095,000	7,767,409
Pennsylvania Economic Development Financing Authority-Core Natural Resources Inc AMT†	5.45%	#(a)	1/1/2051	B1	19,370,000	21,061,844
Pennsylvania Economic Development Financing Authority-Covanta Holding Corp AMT†	3.25%		8/1/2039	B-	8,000,000	6,062,136
Phenix City Industrial Development Board-WestRock Coated Board LLC AL AMT	4.125%		5/15/2035	BBB	10,495,000	10,495,782
Pinal County Industrial Development Authority-WOF SW GGP 1 LLC AZ AMT†	5.50%		10/1/2033	NR	1,499,000	1,545,144
Pinal County Industrial Development Authority-WOF SW GGP 1 LLC AZ AMT	5.50%		10/1/2033	NR	5,854,000	6,034,205
Pinery Community Development District Assessment Area One FL	4.25%		5/1/2031	NR	500,000	491,492
Pinery Community Development District Assessment Area One FL	4.50%		5/1/2036	NR	500,000	485,320
Polk County Industrial Development Authority-Mineral Development LLC FL†(d)	5.875%		1/1/2033	NR	1,310,000	262,000
Port of Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	2.50%		1/1/2030	NR	1,000,000	870,370
Port of Seattle Industrial Development Corp.-Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BBB-	3,350,000	3,353,687

144	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Public Finance Authority-Celanese US Holdings LLC WI AMT	4.30%		11/1/2030	BB	$1,955,000	$1,951,373
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR	12,030,000	11,503,301
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	1,600,000	1,471,988
Public Finance Authority-TRIPS Obligated Group WI AMT	5.25%		7/1/2028	BBB+	1,600,000	1,601,382
Public Finance Authority WI†	5.375%		12/15/2032	NR	2,286,000	2,276,980
Savannah Georgia Convention Center Authority†	5.50%		6/1/2040	NR	3,500,000	3,521,235
Southwestern Illinois Development Authority-United States Street Corp	5.75%		8/1/2042	BB+	10,000,000	10,008,734
State of Nevada Department of Business & Industry-DesertXpress Enterprises LLC AMT†	12.00%	#(a)	1/1/2065	NR	6,830,000	3,619,900
Tulsa Airports Improvement Trust-American Airlines Inc OK AMT	5.50%		6/1/2035	NR	2,875,000	2,874,870
Tulsa Municipal Airport Trust Trustees-American Airlines Inc OK AMT	6.25%		12/1/2040	B+	4,750,000	5,207,237
Tuscaloosa County Industrial Development Authority-Hunt Refining Co AL†	5.25%		5/1/2044	NR	9,560,000	9,586,493
Vermont Economic Development Authority-Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	6,000,000	6,058,322
Village Community Development District No. 15 FL†	4.25%		5/1/2028	NR	480,000	484,639
Village Community Development District No. 15 FL†	4.375%		5/1/2033	NR	1,460,000	1,496,339
Virginia Small Business Financing Authority-Reworld Holding Corp VA AMT†	5.00%	#(a)	1/1/2048	B-	2,310,000	2,227,366
West Virginia Economic Development Authority-Core Natural Resources Inc AMT†	5.45%	#(a)	1/1/2055	NR	5,200,000	5,653,507
West Virginia Economic Development Authority-Kentucky Power Co AMT	4.70%	#(a)	4/1/2036	BBB	3,225,000	3,229,483
Total						551,834,852

Education 8.55%
Arizona Industrial Development Authority-Academies of Math & Science Obligated Group†	4.875%	#(a)	7/1/2060	BB+	2,000,000	2,048,307
Arizona Industrial Development Authority-BASIS Schools Inc Obligated Group†	5.125%		7/1/2037	BB+	970,000	970,502

See Notes to Financial Statements.	145

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Arizona Industrial Development Authority-Odyssey Preparatory Academy Inc†	4.00%		7/1/2029	BB-		$305,000	$302,791
Arlington Higher Education Finance Corp.-BASIS Texas Charter Schools Inc TX†	4.125%		6/15/2034	Ba2		1,540,000	1,524,218
Arlington Higher Education Finance Corp.-BASIS Texas Charter Schools Inc TX†	4.25%		6/15/2039	Ba2		1,075,000	1,025,961
Arlington Higher Education Finance Corp.-BASIS Texas Charter Schools Inc TX†	5.00%		6/15/2035	Ba2		1,250,000	1,304,645
California Community Choice Financing Authority	4.146% (SOFR * .67 + 1.70%	)#	5/1/2053	A1		10,000,000	10,107,630
California Enterprise Development Authority-Milken Community School	5.00%		7/1/2033	BBB+		2,600,000	2,862,539
California Enterprise Development Authority-Milken Community School	5.00%		7/1/2036	BBB+		1,000,000	1,103,875
California Municipal Finance Authority-SDORI Charter School Properties LLC†	5.00%		3/1/2027	B+		525,000	521,404
California Municipal Finance Authority-Westside Neighborhood School†	5.00%		6/15/2034	BB		915,000	960,420
California Municipal Finance Authority-Westside Neighborhood School†	5.50%		6/15/2039	BB		900,000	950,973
Capital Trust Agency, Inc.-Franklin Academy Series 2020 Obligated Group FL†	5.00%		12/15/2035	NR		1,085,000	1,072,045
Capital Trust Agency, Inc.-Renaissance Charter School Inc Series 2019 Obligated Group FL†	4.00%		6/15/2029	NR		520,000	512,082
Capital Trust Authority-Kipp Miami Obligated Group FL†	5.00%		6/15/2034	BB+		610,000	636,933
Chester County Health & Education Facilities Authority-Immaculata University PA	4.25%		11/1/2032	BB-	(b)	1,885,000	1,769,308
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2033	A	(b)	1,260,000	1,377,648
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%		4/1/2033	A	(b)	5,000,000	5,074,023
Chicago Board of Education Dedicated Capital Improvement Tax IL	6.10%		4/1/2036	A	(b)	5,100,000	5,180,828
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+		1,535,000	1,498,688
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+		7,625,000	7,628,193
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+		6,060,000	5,906,125
Chicago Board of Education IL GO	5.125%		12/1/2032	BB+		6,315,000	6,268,106

146	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Clarksville Public Educational Facilities Board-University of the Ozarks AR	5.50%	8/1/2039	NR	$580,000	$592,064
Cleveland-Cuyahoga County Port Authority OH†	5.25%	1/1/2034	NR	1,825,000	1,869,442
Cleveland-Cuyahoga County Port Authority OH†	5.375%	1/1/2039	NR	850,000	861,787
Clifton Higher Education Finance Corp.-Aristoi Classical Academy TX	4.50%	8/15/2035	BB	3,130,000	3,053,395
Colorado Educational & Cultural Facilities Authority†	4.75%	4/1/2034	BB	4,290,000	4,327,401
County of Frederick-Mount St Mary’s University Inc MD†	5.00%	9/1/2032	BB+	3,150,000	3,125,905
Development Authority Of The City Of Marietta-Life University Inc GA†	5.00%	11/1/2037	B1	4,000,000	3,864,135
Florida Development Finance Corp.-Renaissance Charter School Inc†	6.00%	6/15/2033	NR	1,830,000	1,988,582
Florida Development Finance Corp.-Renaissance Charter School Inc Series 2025 Obligated Group†	5.50%	6/15/2040	Ba1	2,700,000	2,823,154
Florida Higher Educational Facilities Financial Authority-Jacksonville University†	4.50%	6/1/2033	NR	3,615,000	3,541,261
Florida Higher Educational Facilities Financial Authority-Jacksonville University†	4.75%	6/1/2038	NR	1,450,000	1,375,668
Florida Higher Educational Facilities Financing Authority-Keiser University Obligated Group†	5.00%	7/1/2035	BB+	22,830,000	23,043,104
Industrial Development Authority of the City of Phoenix Arizona-BASIS Schools Inc Obligated Group AZ†	5.00%	7/1/2035	BB+	3,625,000	3,625,447
Industrial Development Authority of the City of Phoenix Arizona-Christian Care Surprise Inc AZ	5.00%	7/1/2044	BBB	3,240,000	3,242,248
Iowa Higher Education Loan Authority-University of Dubuque	5.00%	10/1/2033	BBB-	1,855,000	1,959,692
Louisiana Public Facilities Authority-Acadiana Renaissance Charter Academy†	5.00%	6/15/2035	NR	5,000,000	5,170,553
Louisiana Public Facilities Authority-Lafayette Renaissance Charter Academy†	5.25%	6/15/2035	NR	4,750,000	4,910,373
Maricopa County Industrial Development Authority-Morrison Education Group Obligated Group AZ†	5.25%	7/1/2034	NR	1,745,000	1,794,149

See Notes to Financial Statements.	147

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Maricopa County Industrial Development Authority-Ottawa University AZ†	5.00%		10/1/2026	NR	$65,000	$64,720
Maricopa County Industrial Development Authority-Ottawa University AZ†	5.125%		10/1/2030	NR	425,000	412,884
Massachusetts Development Finance Agency-Emerson College	5.00%		1/1/2036	BBB+	2,100,000	2,111,917
Massachusetts Development Finance Agency-Emmanuel College	5.00%		10/1/2036	Baa3	3,660,000	3,652,735
Massachusetts Development Finance Agency-President and Fellows of Harvard College(c)	4.00%		2/15/2036	AAA	7,400,000	7,864,625
Massachusetts Development Finance Agency-Suffolk University	5.50%		7/1/2041	Baa3	4,125,000	4,347,009
New Jersey Educational Facilities Authority-Stockton University	5.00%		7/1/2033	A3	2,435,000	2,441,307
New York City Industrial Development Agency-Yankee Stadium LLC NY (FGIC)	3.276% (CPI YoY + 0.89%	)	3/1/2027	Baa1	2,675,000	2,681,034
New York State Dormitory Authority-Fordham University	5.00%		7/1/2041	A	2,200,000	2,200,233
New York State Dormitory Authority-Yeshiva University	5.00%		7/15/2032	BBB-	1,960,000	2,080,864
Public Finance Authority-Triad Math & Science Academy Co WI†(c)	5.00%		6/15/2036	BB+	6,000,000	6,029,215
Public Finance Authority-UMA Education Inc WI†	5.00%		10/1/2026	BB+	1,185,000	1,191,728
Public Finance Authority-UMA Education Inc WI†	5.00%		10/1/2027	BB+	1,125,000	1,144,010
Public Finance Authority-UMA Education Inc WI†	5.00%		10/1/2034	BB+	11,580,000	11,885,223
Public Finance Authority-UMA Education Inc WI†	5.00%		10/1/2039	BB+	3,000,000	3,031,286
Public Finance Authority-Wingate University WI	5.25%		10/1/2038	BBB-	3,250,000	3,251,144
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.00%		6/15/2033	NR	7,000,000	7,085,887
South Carolina Jobs-Economic Development Authority-American Leadership Academy-Lexington	5.50%		6/15/2033	NR	11,150,000	10,971,301
University of California	5.00%		11/15/2035	AA	8,500,000	9,795,652

148	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
University System of Maryland	5.00%		4/1/2035	AA+	$6,430,000	$7,376,353
University System of Maryland	5.00%		4/1/2036	AA+	6,320,000	7,256,740
Virginia College Building Authority	4.00%		9/1/2037	AA+	9,725,000	9,818,429
Total						238,469,900

Energy 0.37%
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	10,165,000	10,242,121

General Obligation 5.55%
Academical Village Community Development District FL	3.25%		5/1/2031	NR	3,610,000	3,440,264
Allentown Neighborhood Improvement Zone Development Authority-Allentown Neighborhood Improvement Zone Center City Investment Corp Revenue PA†	5.125%		5/1/2032	NR	1,685,000	1,710,500
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	12,075,000	12,778,348
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	7,500,000	7,844,905
Chicago Board of Education IL GO	4.00%		12/1/2035	BB+	1,500,000	1,411,072
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	7,325,000	7,348,203
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	2,000,000	1,990,252
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	5,215,000	5,035,324
Chicago Board of Education IL GO	5.00%		12/1/2040	BB+	28,500,000	27,545,740
Chicago Board of Education IL GO	5.25%		12/1/2035	BB+	3,685,000	3,570,178
Chicago Board of Education IL GO	5.25%		12/1/2039	BB+	1,000,000	962,325
Chicago Board of Education IL GO	5.50%		12/1/2034	BB+	15,000,000	16,044,357
Chicago Board of Education IL GO (AG)	5.00%		12/1/2035	AA	4,055,000	4,154,105
City of Chicago IL GO	5.00%		1/1/2034	BBB	5,025,000	5,228,278
City of Chicago IL GO	5.00%		1/1/2035	BBB	4,700,000	4,875,860
City of New York NY GO	5.00%		3/1/2032	AA	5,000	5,009
City of Scranton PA GO	5.00%		9/1/2029	A-	3,650,000	3,722,331
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	2,680,000	1,947,967
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR	3,371,368	3,367,502
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	73,139	70,687
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	8,230,472	8,390,258
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	12,933,161	14,127,011
Denton Independent School District TX GO (PSF-GTD)	4.00%		8/15/2037	AAA	6,770,000	6,594,671

See Notes to Financial Statements.	149

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation (continued)
Hunt Memorial Hospital District Charitable Health TX GO	4.375%	2/15/2036	Ba3		$3,320,000	$3,180,086
Jefferson County Civic Facility Development Corp.-Samaritan Medical Center Obligated NY	5.00%	11/1/2037	BB		4,500,000	4,421,527
New York Liberty Development Corp.	1.20%	11/15/2028	A+		2,870,000	2,651,101
Public Finance Authority-Driftwood Conservation District WI†	Zero Coupon	12/15/2039	NR		2,878,000	1,198,818
University City Industrial Development Authority MO	4.875%	6/15/2036	NR		1,000,000	1,018,730
Total						154,635,409

Health Care 23.14%
Allegheny County Hospital Development Authority-Allegheny Health Network Obligated Group PA	5.00%	4/1/2047	A		5,320,000	5,343,318
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2031	BBB-		3,000,000	2,983,791
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2041	BBB-		10,545,000	10,155,493
Arizona Industrial Development Authority-Navajo Health Foundation-Sage Memorial Hospital Inc Obligated Group†	7.125%	5/1/2044	NR		3,875,000	4,058,162
Astoria Hospital Facilities Authority-Columbia Lutheran Charities Obligated Group OR	5.00%	8/1/2041	BBB+	(b)	3,000,000	3,001,537
Atlanta Development Authority-Georgia ProtonCare Center Inc(d)	6.00%	1/1/2023	NR		2,000,000	900,000
Berks County Municipal Authority-Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR		5,693,000	4,201,919
Berks County Municipal Authority-Tower Health Obligated Group PA	5.00%	6/30/2039	NR		33,965,000	31,982,874
Berks County Municipal Authority-Tower Health Obligated Group PA	6.00%	6/30/2034	NR		995,395	1,061,234
Berks County Municipal Authority-Tower Health Obligated Group PA	8.00%	6/30/2034	NR		1,986,526	2,028,432
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	4.00%	12/1/2026	BB		1,255,000	1,250,122
Bucks County Industrial Development Authority PA	5.00%	7/1/2035	BBB+		1,100,000	1,152,634

150	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Bucks County Industrial Development Authority PA	5.00%		7/1/2036	BBB+	$1,250,000	$1,303,284
Buffalo & Erie County Industrial Land Development Corp.-Catholic Health System Obligated Group NY	5.00%		7/1/2040	B	2,900,000	2,773,501
Buffalo & Erie County Industrial Land Development Corp.-Catholic Health System Obligated Group NY	5.25%		7/1/2035	B	2,250,000	2,248,227
Build NYC Resource Corp.-RiverSpring Health Senior Living Inc Obligated Group NY	5.00%		12/15/2031	NR	10,000,000	9,857,215
Build NYC Resource Corp.-RiverSpring Health Senior Living Inc Obligated Group NY†	5.65%		12/15/2032	NR	5,000,000	4,860,736
California Health Facilities Financing Authority-City of Hope Obligated Group	5.00%		11/15/2032	A-	16,780,000	18,520,074
California Health Facilities Financing Authority-City of Hope Obligated Group (AG)	5.00%		11/15/2035	AA	12,150,000	13,786,062
California Health Facilities Financing Authority-Rady Children’s Hospital Obligated Group(c)	5.00%	#(a)	8/15/2065	AA	10,000,000	11,299,836
California Municipal Finance Authority-Palomar Health Obligated Group COPS†	5.00%		11/1/2027	CCC+	7,280,000	7,230,926
California Public Finance Authority-Kendal At Ventura†	10.00%		5/15/2028	NR	3,500,000	3,665,370
California Public Finance Authority-Kendal At Ventura†	12.00%		5/15/2028	NR	375,000	406,913
California Public Finance Authority-Marisol HB LLC Obligated Group†(c)	5.10%	#(a)	4/1/2066	NR	4,900,000	4,876,870
California Public Finance Authority-QSH/LB LLC†	6.00%		6/1/2040	NR	1,500,000	1,577,471
California Statewide Communities Development Authority-Loma Linda University Medical Center Obligated Group†	5.00%		12/1/2036	BB+	5,500,000	5,508,386
California Statewide Communities Development Authority-Loma Linda University Medical Center Obligated Group†	5.25%		12/1/2043	BB+	5,000,000	5,087,479
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.00%		12/1/2046	BB+	4,000,000	4,000,215

See Notes to Financial Statements.	151

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.25%	12/1/2034	BB+		$14,275,000	$14,290,861
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.25%	12/1/2038	BB+		1,485,000	1,522,161
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.25%	12/1/2044	BB+		9,315,000	9,326,901
Capital Projects Finance Authority-Trilogy Community Development Foundation Inc Obligated Group FL†	6.00%	1/1/2035	NR		2,515,000	2,609,962
Capital Trust Authority-AIDS Healthcare Foundation Obligated Group FL	4.75%	12/1/2042	Baa2		650,000	650,465
Capital Trust Authority-Convivial St Petersburg LLC FL†	12.00%	10/3/2029	NR		2,500,000	2,564,027
Citizens Memorial Hospital District MO	5.00%	12/1/2026	NR		8,825,000	8,845,058
City of Blaine-Crest View Obligated Group MN(d)	5.125%	7/1/2025	NR		42,822	40,681
City of Minneapolis-Fairview Health Services Obligated Group MN	5.00%	11/15/2033	BBB+		1,320,000	1,358,160
City of Minneapolis-Fairview Health Services Obligated Group MN	5.00%	11/15/2034	BBB+		2,000,000	2,000,989
City of Tallahassee-Tallahassee Memorial HealthCare Inc FL	5.00%	12/1/2044	Baa1		8,000,000	7,990,267
City of Venice-Southwest Florida Retirement Center Inc Obligated Group FL†	4.25%	1/1/2030	BB+	(b)	900,000	900,767
Connecticut State Health & Educational Facilities Authority-Griffin Health Obligated Group†	5.00%	7/1/2032	BB+		1,000,000	1,017,905
Connecticut State Health & Educational Facilities Authority-Nuvance Health Obligated Group	4.00%	7/1/2041	BBB+		4,395,000	4,056,877
County of Cuyahoga-MetroHealth System OH	5.00%	2/15/2037	BBB-		7,300,000	7,322,783
County of Montgomery-Trinity Health Corp Obligated Group MD	5.00%	12/1/2044	AA-		8,030,000	8,029,754
County of Montgomery-Trinity Health Corp Obligated Group MD	5.00%	12/1/2045	AA-		8,955,000	8,957,486
County of Muskingum-Genesis Healthcare System Obligated Group OH	5.00%	2/15/2027	BB+		740,000	741,550

152	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
County of Muskingum-Genesis Healthcare System Obligated Group OH	5.00%	2/15/2033	BB+	$8,545,000	$8,551,065
County of Muskingum-Genesis Healthcare System Obligated Group OH	5.00%	2/15/2044	BB+	15,510,000	15,347,350
County of Washington-Marietta Area Health Care Inc Obligated Group OH	5.50%	12/1/2027	NR	3,850,000	3,889,138
County of Washington-Marietta Area Health Care Inc Obligated Group OH	6.625%	12/1/2042	NR	3,500,000	3,695,823
Crawford County Memorial Hospital Inc IA	5.00%	6/15/2027	NR	1,255,000	1,261,937
Doylestown Hospital Authority-Doylestown Hospital Obligated Group PA†	5.00%	7/1/2031	NR	985,000	1,032,420
Dutchess County Local Development Corp.-Nuvance Health Obligated Group NY	4.00%	7/1/2034	BBB+	6,440,000	6,442,660
Dutchess County Local Development Corp.-Nuvance Health Obligated Group NY	5.00%	7/1/2046	BBB+	11,025,000	10,728,489
Florida Local Government Finance Commission-Ponte Vedra Pine Co LLC Obligated Group†	5.50%	11/15/2035	NR	1,000,000	1,039,584
Florida Local Government Finance Commission-Sanctuary At Village On The Isle LLC/The†	11.00%	12/22/2030	NR	2,055,000	2,042,882
Glendale Industrial Development Authority-Beatitudes Campus Obligated Group AZ	4.00%	11/15/2027	NR	200,000	193,119
Glendale Industrial Development Authority-Beatitudes Campus Obligated Group AZ	5.00%	11/15/2036	NR	5,810,000	5,037,835
Grays Harbor County Public Hospital District No. 1 WA	5.75%	12/1/2033	BB+	5,105,000	5,433,260
Greater Texas Cultural Education Facilities Finance Corp.-Texas Biomedical Research Institute TX	5.00%	6/1/2037	Baa2	730,000	765,718
Greater Texas Cultural Education Facilities Finance Corp.-Texas Biomedical Research Institute TX	5.00%	6/1/2038	Baa2	3,710,000	3,867,457
Henry County Hospital Authority-Piedmont Healthcare Inc Obligated Group GA	5.00%	7/1/2034	AA-	4,695,000	4,727,409
Idaho Health Facilities Authority-North Canyon Medical Center Inc	5.50%	11/1/2029	NR	120,000	131,409
Idaho Health Facilities Authority-North Canyon Medical Center Inc	5.50%	11/1/2029	NR	1,005,000	1,021,942

See Notes to Financial Statements.	153

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Idaho Health Facilities Authority-North Canyon Medical Center Inc	6.25%		11/1/2035	NR		$2,610,000	$2,735,676
Illinois Finance Authority-Lifespace Communities Inc Obligated Group	5.00%		5/15/2035	BBB	(b)	1,350,000	1,350,485
Illinois Finance Authority-OSF Healthcare System Obligated Group	5.00%		11/15/2045	A		3,250,000	3,249,963
Industrial Development Authority of the City of Phoenix Arizona-Christian Care Surprise Inc AZ	5.00%		12/1/2041	BBB		7,040,000	7,070,819
King County Public Hospital District No. 4 WA	5.50%		12/1/2035	NR		5,400,000	5,306,212
Kremmling Memorial Hospital District CO†	5.00%		12/1/2029	NR		1,760,000	1,759,656
Kremmling Memorial Hospital District CO†	5.125%		12/1/2034	NR		2,825,000	2,769,187
Massachusetts Development Finance Agency-Boston Medical Center Corp Obligated Group	5.00%		7/1/2032	BBB		6,000,000	6,015,007
Massachusetts Development Finance Agency-Care Communities LLC Obligated Group†	5.50%		7/15/2035	NR		2,315,000	2,336,569
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%		7/1/2036	BBB-		5,615,000	5,669,371
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%		7/1/2037	BBB-		1,500,000	1,454,619
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.50%		10/1/2033	BBB-		1,490,000	1,633,826
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.50%		10/1/2034	BBB-		1,570,000	1,727,881
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.50%		10/1/2036	BBB-		1,000,000	1,093,226
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.50%		10/1/2038	BBB-		1,965,000	2,117,942
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.50%		10/1/2039	BBB-		2,070,000	2,217,264
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.50%		10/1/2040	BBB-		2,190,000	2,326,382
Massachusetts Health & Educational Facilities Authority-Trinity Health Corp Obligated Group	3.32% (MUNIPSA + 0.90%	)#	11/15/2032	AA-		1,005,000	998,921

154	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Monroe County Hospital Authority-Centurion Foundation Lehigh Valley LLC PA†	5.10%	6/15/2039	NR	$10,000,000	$9,796,699
Moon Industrial Development Authority-Baptist Homes Society Obligated Group PA	5.75%	7/1/2035	NR	4,100,000	4,102,903
Moon Industrial Development Authority-Baptist Homes Society Obligated Group PA	6.00%	7/1/2045	NR	2,250,000	2,249,775
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2032	A-	1,300,000	1,303,897
New Hampshire Business Finance Authority	5.43%	8/15/2035	NR	5,380,000	5,330,139
New Hampshire Business Finance Authority-Centurion Foundation Wilkens Avenue LLC	5.00%	9/15/2035	NR	6,140,000	5,953,618
New Hampshire Business Finance Authority-NFA UH SPV LLC†	5.625%	12/15/2033	NR	4,245,000	4,324,860
New Hope Cultural Education Facilities Finance Corp.-Bella Vida Forefront Living Obligated Group TX	4.25%	10/1/2030	NR	1,250,000	1,237,659
New Hope Cultural Education Facilities Finance Corp.-SLF CHP LLC TX†	5.75%	7/1/2035	NR	12,500,000	12,755,999
New Hope Cultural Education Facilities Finance Corp.-SLF CHP LLC TX†	6.25%	7/1/2045	NR	5,000,000	5,005,949
New Jersey Economic Development Authority-Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR	2,300,000	2,300,723
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2034	BBB-	1,895,000	1,828,264
New York State Dormitory Authority-Catholic Health System Obligated Group	5.00%	7/1/2028	B	1,000,000	1,003,020
New York State Dormitory Authority-Catholic Health System Obligated Group	5.00%	7/1/2030	B	2,905,000	2,916,387
New York State Dormitory Authority-Catholic Health System Obligated Group	5.00%	7/1/2041	B	1,850,000	1,753,139
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2027	Ba3	1,300,000	1,310,774
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	Ba3	2,800,000	2,785,578

See Notes to Financial Statements.	155

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	Ba3		$1,000,000	$1,000,163
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2031	Ba3		2,500,000	2,462,944
North Carolina Medical Care Commission-Penick Village Obligated Group	5.00%	9/1/2034	NR		900,000	947,681
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%	8/15/2027	BB+		500,000	509,662
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%	8/15/2038	BB+		4,700,000	4,742,209
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.25%	8/15/2043	BB+		14,710,000	14,796,430
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.25%	8/15/2048	BB+		18,170,000	17,702,202
Palm Beach County Health Facilities Authority-Lifespace Communities Inc Obligated Group FL	5.00%	5/15/2038	BBB	(b)	9,380,000	9,381,533
Palomar Health-Palomar Health Obligated Group CA	5.00%	11/1/2032	CCC+		1,950,000	1,943,168
Palomar Health Obligated Group CA	5.00%	11/1/2026	CCC+		1,845,000	1,838,288
Palomar Health Obligated Group CA	5.00%	11/1/2031	CCC+		5,495,000	5,498,223
Palomar Health Obligated Group CA	5.00%	11/1/2039	CCC+		1,000,000	970,680
Philadelphia Authority for Industrial Development-Greater Philadelphia Health Action Inc PA	5.00%	6/1/2040	BBB-	(b)	2,500,000	2,496,303
Public Finance Authority-Bancroft Neurohealth Obligated Group WI†	5.00%	6/1/2036	NR		2,980,000	2,979,934
Public Finance Authority-Lehigh Valley Health Network Inc WI†	6.625%	12/1/2032	NR		2,975,000	3,036,639
Public Finance Authority-Munificent Behavioral Hospitals I Inc Obligated Group WI†	6.00%	1/1/2035	NR		1,040,000	1,073,628
Public Finance Authority-RBS Evolution LLC WI†	9.00%	11/1/2028	NR		2,500,000	2,645,588
Rhode Island Health & Educational Building Corp.-Care New England Health System Obligated Group	5.00%	9/1/2031	BB-		5,250,000	5,255,400

156	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Rhode Island Health & Educational Building Corp.-Care New England Health System Obligated Group	5.00%		9/1/2036	BB-		$16,000,000	$15,927,723
Roanoke County Economic Development Authority-Friendship Foundation VA	5.50%	#(a)	9/1/2058	NR		8,585,000	8,441,200
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR		830,000	830,853
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	5.75%		11/15/2029	NR		4,095,000	4,095,616
Southeastern Ohio Port Authority-Marietta Area Healthcare Inc Obligated Group	5.50%		12/1/2029	B	(b)	2,335,000	2,335,245
Vermont Educational & Health Buildings Financing Agency-University of Vermont Health Network Obligated Group	5.00%		12/1/2034	A		3,660,000	3,666,010
Vermont Educational & Health Buildings Financing Agency-University of Vermont Health Network Obligated Group	5.00%		12/1/2035	A		2,315,000	2,318,049
Washington Health Care Facilities Authority-CommonSpirit Health Obligated Group	5.00%	#(a)	8/1/2049	A-		5,120,000	5,125,221
Washington Health Care Facilities Authority-Providence St Joseph Health Obligated Group	5.00%		10/1/2038	A		3,905,000	3,908,753
Washington Health Care Facilities Authority-Providence St Joseph Health Obligated Group	5.00%		10/1/2042	A		6,375,000	6,378,986
Washington State Housing Finance Commission-Horizon House Obligated Group	4.375%		1/1/2033	BB	(b)	6,690,000	6,585,562
Washington State Housing Finance Commission-Horizon House Obligated Group	4.875%		1/1/2036	BB	(b)	11,805,000	11,671,585
West Virginia Hospital Finance Authority-Cabell Huntington Hospital Obligated Group	5.00%		1/1/2035	BBB		2,400,000	2,369,730
Westchester County Health Care Corp Obligated Group NY	5.00%		11/1/2046	BB		13,800,000	12,675,121

See Notes to Financial Statements.	157

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Westchester County Local Development Corp.-Westchester County Health Care Corp Obligated Group NY	6.50%		11/1/2030	NR		$20,000,000	$20,793,896
Wisconsin Health & Educational Facilities Authority-Capitol Lakes Inc	5.00%		11/15/2035	NR		3,770,000	3,736,565
Wisconsin Health & Educational Facilities Authority-Centurion Foundation Se Wisconsin LLC	5.00%		9/15/2035	NR		4,575,000	4,436,125
Wisconsin Health & Educational Facilities Authority-Centurion Foundation Se Wisconsin LLC	5.00%		9/15/2035	NR		1,515,000	1,469,012
Wisconsin Health & Educational Facilities Authority-Chiara Housing & Services Inc Obligated Group	5.00%		7/1/2035	NR		3,070,000	3,139,395
Wisconsin Health & Educational Facilities Authority-Sauk-Prairie Memorial Hospital Inc Obligated Group	5.125%		2/1/2038	Ba2		4,000,000	3,973,442
Wisconsin Health & Educational Facilities Authority-Wisconsin Masonic Home Obligated Group	5.25%		8/15/2039	BBB-	(b)	1,415,000	1,484,023
Total							644,993,408

Housing 4.75%
California Housing Finance Agency	3.25%		8/20/2036	BBB+		11,951,606	11,430,018
California Municipal Finance Authority	3.998%	#(a)	11/20/2040	AA-		7,971,891	7,637,200
California Municipal Finance Authority-Ascent 613†	5.00%		1/1/2038	NR		1,000,000	1,028,119
California Municipal Finance Authority Municipal Certificates Series 2025-1	3.537%	#(a)	2/20/2041	BBB		12,358,639	10,562,857
California Public Finance Authority-P3 Irvine SL Holdings LLC Obligated Group†	5.70%		6/1/2034	NR		1,000,000	1,010,840
California Public Finance Authority-P3 Irvine SL Holdings LLC Obligated Group†	5.875%		6/1/2039	NR		7,500,000	7,405,558
Capital Trust Authority-Madrone Florida Tech Student Housing I LLC FL†	4.75%		7/1/2040	BB		1,250,000	1,242,000
Connecticut Housing Finance Authority (FHLMC), (FNMA), (GNMA)	6.00%		11/15/2054	AAA		4,250,000	4,573,431
Delaware State Housing Authority (FHLMC), (FNMA), (GNMA)	6.00%		1/1/2055	Aa1		3,340,000	3,649,740
FW Ramble Public Facility Corp TX	4.00%		10/1/2035	A+		3,750,000	3,625,455

158	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Indiana Finance Authority-SFP-PUFW I LLC	4.00%		7/1/2034	BBB-		$3,070,000	$3,064,455
Iowa Finance Authority-Lifespace Communities Inc Obligated Group	6.75%		5/15/2033	BBB	(b)	4,700,000	5,336,179
Massachusetts Development Finance Agency-CHF Merrimack Inc†	4.25%		7/1/2034	BB		450,000	457,145
Miami-Dade County Industrial Development Authority-PRG-Casa Properties LLC FL†	5.375%	#(a)	7/1/2065	NR		12,000,000	12,316,544
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2054	AA+		3,820,000	4,137,079
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2056	AA+		1,850,000	2,043,994
Montgomery County Housing Opportunities Commission MD	4.00%		7/1/2048	Aa2		310,000	310,276
New Hampshire Business Finance Authority	3.824%	#(a)	11/20/2042	BBB		4,223,761	3,884,460
New Hampshire Business Finance Authority	3.922%	#(a)	1/20/2041	BBB		5,053,812	4,797,688
New Hampshire Business Finance Authority	4.375%		9/20/2036	BBB		5,983,889	6,021,723
New Hampshire Business Finance Authority	4.75%	#(a)	6/20/2041	AA-		12,471,588	12,671,840
New Hampshire Business Finance Authority	5.75%		4/28/2042	BBB		2,500,000	2,550,384
New Hampshire Business Finance Authority (HUD)	4.15%	#(a)	10/20/2040	A		7,622,029	7,545,564
New York City Housing Development Corp.-8 Spruce NY Owner LLC	5.25%		12/15/2031	NR		2,500,000	2,566,327
North Carolina Housing Finance Agency	4.00%		7/1/2047	AA+		70,000	70,124
Pennsylvania Housing Finance Agency AMT	4.00%		4/1/2039	AA+		60,000	59,979
South Carolina Jobs-Economic Development Authority-Sixteenth Floor Obligated Group	4.00%		12/1/2035	A+		5,500,000	5,412,196
Virginia Beach Development Authority-Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%		9/1/2029	BB+	(b)	1,650,000	1,661,700
Washington State Housing Finance Commission	3.50%		12/20/2035	BBB+		5,718,721	5,483,241
Total							132,556,116

See Notes to Financial Statements.	159

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations 0.78%
New Jersey Economic Development Authority-State of New Jersey Motor Vehicle Surcharge Revenue	4.00%		7/1/2034	Baa2	$2,760,000	$2,749,287
Pennsylvania Economic Development Financing Authority-PA Bridges Finco LP	5.00%		6/30/2042	BBB	18,940,000	18,951,336
Total						21,700,623

Multi-Family Housing 0.34%
New Hampshire Business Finance Authority	3.824%	#(a)	11/20/2042	AA-	9,938,260	9,548,724

Other Revenue 1.80%
Allentown Neighborhood Improvement Zone Development Authority-Allentown Neighborhood Improvement Zone Total Waterfront Revenue PA†	6.00%		5/1/2042	NR	3,000,000	3,064,479
Arlington Higher Education Finance Corp.-Newman International Academy TX	4.00%		8/15/2031	NR	360,000	321,470
Brooklyn Arena Local Development Corp.-Brooklyn Events Center LLC NY	5.00%		7/15/2042	Ba1	14,930,000	14,965,091
Capital Trust Agency, Inc.-Franklin Academy Series 2020 Obligated Group FL†	5.00%		12/15/2029	NR	1,095,000	1,096,099
Cleveland-Cuyahoga County Port Authority-Playhouse Square Foundation OH	5.00%		12/1/2028	BB+	1,585,000	1,615,374
Illinois Finance Authority-Field Museum of Natural History	3.691% (SOFR * .70 + 1.15%	)#	11/1/2034	A	2,655,000	2,658,935
Industrial Development Authority of the County of Pima-Edkey Inc Obligated Group AZ†(d)	3.50%		7/1/2025	NR	265,000	212,000
Jefferson Parish Economic Development & Port District-Kenner Discovery Health Science Foundation Inc LA†	4.80%		6/15/2029	NR	2,815,000	2,826,910
Maryland Economic Development Corp Chesapeake Bay Conference Center(d)	5.00%		12/1/2031	NR	1,500,000	1,005,000
Public Finance Authority-Inperium Inc Obligated Group WI†	5.00%		12/1/2034	NR	4,595,000	4,780,423
Public Finance Authority-Inperium Inc Obligated Group WI†	5.50%		12/1/2044	NR	6,000,000	6,099,809
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	11,350,000	11,568,802
Total						50,214,392

160	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Pollution Control 0.99%
Baldwin County Industrial Development Authority-Novelis Corp AL AMT†	4.30%	#(a)	3/1/2056	BB	$7,000,000	$6,791,802
Finance Authority of Maine-Casella Waste Systems Inc AMT†	4.625%	#(a)	12/1/2047	B+	4,700,000	4,859,698
Florida Development Finance Corp.-GFL Solid Waste Southeast LLC AMT†	4.375%	#(a)	10/1/2054	BB	6,520,000	6,553,728
Illinois Finance Authority-LRS Holdings LLC AMT†	7.25%	#(a)	9/1/2052	NR	4,500,000	4,882,104
Matagorda County Navigation District No. 1-AEP Texas Inc	4.00%		6/1/2030	BBB+	1,065,000	1,065,340
Mississippi Business Finance Corp.-Waste Pro USA Inc AMT†	5.00%	#(a)	2/1/2036	NR	1,500,000	1,519,598
Vermont Economic Development Authority-Casella Waste Systems Inc AMT†	4.375%	#(a)	6/1/2052	B+	1,375,000	1,403,120
Vermont Economic Development Authority-Casella Waste Systems Inc AMT†	4.625%	#(a)	4/1/2036	B+	475,000	478,826
Total						27,554,216

Special Tax 1.78%
Allentown Neighborhood Improvement Zone Development Authority-Allentown Neighborhood Improvement Zone Center City Investment Corp Revenue PA†	5.00%		5/1/2028	NR	770,000	784,512
Allentown Neighborhood Improvement Zone Development Authority-Allentown Neighborhood Improvement Zone Center City Investment Corp Revenue PA†	5.25%		5/1/2042	NR	4,070,000	4,164,597
Allentown Neighborhood Improvement Zone Development Authority-Allentown Neighborhood Improvement Zone Total Waterfront Revenue PA†	5.25%		5/1/2032	NR	1,660,000	1,697,370
Allentown Neighborhood Improvement Zone Development Authority-Allentown Neighborhood Improvement Zone Total Waterfront Revenue PA†	5.25%		5/1/2042	NR	1,750,000	1,772,449
Allentown Neighborhood Improvement Zone Development Authority-Allentown Neighborhood Improvement Zone Total Waterfront Revenue PA†	6.00%		5/1/2042	NR	3,590,000	3,758,391
Babcock Ranch Community Independent Special District FL	4.25%		5/1/2032	NR	2,000,000	2,014,705

See Notes to Financial Statements.	161

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Celebration Pointe Community Development District No. 1 FL(d)	2.375%	5/1/2026	NR	$430,000	$344,000
City of Mesquite TX	4.375%	9/1/2035	NR	1,050,000	1,044,584
City of North Las Vegas Special Improvement District No 67 Apex Moonwater West NV†	5.375%	6/1/2035	NR	1,250,000	1,268,616
City of North Las Vegas Special Improvement District No 67 Apex Moonwater West NV†	6.00%	6/1/2040	NR	2,925,000	3,021,701
County of Denton Green Meadows Public Improvement District Major Improvement Area TX†	4.75%	12/31/2030	NR	650,000	646,322
County of Denton Green Meadows Public Improvement District Major Improvement Area TX†	5.00%	12/31/2035	NR	1,000,000	1,016,039
Fairfield Community Facilities District-City of Fairfield Community Facilities District No 2023-1 Area No 1 CA	5.00%	9/1/2044	NR	4,335,000	4,403,419
Industrial Development Authority of the City of St. Louis Missouri	3.875%	11/15/2029	NR	2,385,000	2,302,354
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	585,000	545,008
Lakewood Ranch Stewardship District FL	5.40%	5/1/2028	NR	535,000	545,889
Lakewood Ranch Stewardship District FL	5.45%	5/1/2033	NR	2,660,000	2,851,905
Military Installation Development Authority UT	4.00%	6/1/2036	NR	8,250,000	7,895,761
New Jersey Economic Development Authority-NJ Metromall Urban Renewal Inc	6.50%	4/1/2028	Baa2	443,576	455,269
Peninsula Town Center Community Development Authority VA†	4.50%	9/1/2028	NR	320,000	322,486
Scranton Redevelopment Authority PA GTD	5.00%	11/15/2028	A-	105,000	105,095
Village Community Development District No. 12 FL	4.00%	5/1/2033	NR	1,280,000	1,277,552
Village Metropolitan District CO GO	5.00%	12/1/2040	NR	1,730,000	1,717,240
West Villages Improvement District Unit of Development No. 7 FL	4.25%	5/1/2029	NR	1,205,000	1,213,542
West Villages Improvement District Unit of Development No. 7 FL	4.75%	5/1/2039	NR	2,000,000	1,979,515
Westview South Community Development District FL	4.75%	5/1/2028	NR	95,000	95,504

162	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Westview South Community Development District FL	4.875%	5/1/2028	NR	$170,000	$171,184
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%	12/1/2044	NR	2,100,000	2,155,561
Total					49,570,570

Tax Revenue 3.57%
Allentown Neighborhood Improvement Zone Development Authority-Allentown Neighborhood Improvement Zone Center City Investment Corp Revenue PA†	5.375%	5/1/2042	NR	1,775,000	1,787,793
American Samoa Economic Development Authority†	5.00%	9/1/2028	Ba3	1,000,000	1,025,388
American Samoa Economic Development Authority†	5.00%	9/1/2029	Ba3	1,465,000	1,510,079
American Samoa Economic Development Authority†	5.00%	9/1/2031	Ba3	1,500,000	1,555,442
American Samoa Economic Development Authority†	5.00%	9/1/2034	Ba3	850,000	881,273
American Samoa Economic Development Authority†	5.00%	9/1/2035	Ba3	1,200,000	1,241,126
American Samoa Economic Development Authority†	6.50%	9/1/2028	Ba3	800,000	829,262
City of Garden City-City of Garden City STAR Bond District KS†	5.375%	6/1/2039	NR	1,125,000	1,134,142
City of Garden City STAR Bond District KS†	4.25%	6/1/2033	NR	750,000	744,055
Downtown Daybreak Public Infrastructure District No. 1-City of South Jordan South Station Housing and Transit Reinvestment Zone UT†	5.00%	3/1/2041	NR	1,600,000	1,604,495
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%	10/1/2027	NR	2,000,000	2,030,002
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%	10/1/2028	NR	1,250,000	1,279,851
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%	10/1/2032	NR	4,035,000	4,202,896

See Notes to Financial Statements.	163

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%	10/1/2039	NR	$6,620,000	$6,736,235
Mida Mountain Village Public Infrastructure District-Military Installation Development Authority Military Recreation Facilities Project Area UT†	5.50%	6/15/2039	NR	2,370,000	2,423,170
Mida Mountain Village Public Infrastructure District-Military Installation Development Authority Military Recreation Facilities Project Area UT†	5.75%	6/15/2044	NR	665,000	685,553
Military Installation Development Authority Military Recreation Facilities Project Area UT	4.00%	6/1/2041	NR	7,540,000	7,018,349
New York Convention Center Development Corp.-New York City Hotel Unit Fee Revenue NY	5.00%	11/15/2040	A2	5,000,000	5,002,715
Public Finance Authority-Southeast Overtown Park West Community Redevelopment Agency WI†	5.00%	6/1/2041	NR	28,500,000	28,539,752
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.50%	7/1/2034	NR	25,799,000	25,798,770
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	1,000	895
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	3,431,000	3,421,516
Total					99,452,759

Tobacco 0.91%
Nassau County Tobacco Settlement Corp. NY	5.00%	6/1/2035	CC	3,675,000	2,722,112
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CC	11,251,597	9,867,876
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2036	NR	4,000,000	2,264,852
Tobacco Settlement Financing Corp.-Tobacco Settlement Financing Corp VA	5.20%	6/1/2046	B-	8,905,000	7,714,815
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-	3,375,000	2,779,749
Total					25,349,404

164	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation 11.76%
Alameda Corridor Transportation Authority CA (NATL)	Zero Coupon		10/1/2034	A-		$3,095,000	$2,304,744
Bay Area Toll Authority CA	5.00%	#(a)	4/1/2061	AA		9,250,000	10,396,277
California Municipal Finance Authority- LAX Integrated Express Solutions LLC AMT	5.00%		6/30/2027	BB+	(b)	695,000	707,674
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%		6/30/2028	BB+	(b)	2,210,000	2,293,557
Chicago O’Hare International Airport-TRIPS Obligated Group IL AMT	5.00%		7/1/2048	BBB+		14,235,000	13,952,983
City & County of Denver-United Airlines Inc CO AMT	5.00%		10/1/2032	BB+		32,935,000	32,960,255
City & County of Denver Airport System Revenue CO AMT	5.00%		12/1/2035	A+		4,205,000	4,347,214
City of Atlanta Airport Passenger Facility Charge GA AMT	4.00%		7/1/2035	AA		6,820,000	6,814,567
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/15/2027	BB+	(b)	3,650,000	3,710,421
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.50%		7/15/2035	Ba2		9,750,000	10,358,925
Columbus Regional Airport Authority OH AMT	5.00%		1/1/2035	A		2,825,000	3,099,449
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2033	A+		2,705,000	2,708,512
County of Sacramento Airport System Revenue CA AMT	5.00%		7/1/2036	A+		6,000,000	6,160,275
Eagle County Airport Terminal Corp. CO AMT	5.00%		5/1/2037	Baa2		2,070,000	2,076,076
Florida Development Finance Corp.-AAF Operations Holdings LLC AMT†	Zero Coupon	#(a)	7/15/2032	NR		10,500,000	3,675,000
Florida Development Finance Corp.-AAF Operations Holdings LLC AMT†	12.00%	#(a)	7/15/2059	NR		4,500,000	1,575,000
Illinois Finance Authority-Centerpoint Joliet Terminal Railroad LLC AMT†	4.80%	#(a)	12/1/2043	BBB+		15,000,000	15,113,081
Illinois Finance Authority-Centerpoint Joliet Terminal Railroad LLC AMT†	4.80%	#(a)	12/1/2043	BBB+		7,750,000	7,808,425
Illinois Finance Authority-Centerpoint Joliet Terminal Railroad LLC AMT†	4.80%	#(a)	12/1/2043	BBB+		7,000,000	7,052,771
Illinois State Toll Highway Authority	5.00%		1/1/2040	AA-		2,005,000	2,004,851
Maryland Economic Development Corp.-Purple Line Transit Partners LLC AMT	5.00%		11/12/2028	Baa3		9,995,000	10,034,532

See Notes to Financial Statements.	165

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
New Jersey Economic Development Authority-DRP Urban Renewal 4 LLC AMT†	6.375%	1/1/2035	NR		$4,250,000	$4,416,483
New Jersey Economic Development Authority-Port Newark Container Terminal LLC AMT	5.00%	10/1/2047	Baa2		20,410,000	20,213,880
New York Transportation Development Corp.-Delta Air Lines Inc AMT	4.00%	10/1/2030	Baa2		14,905,000	15,148,609
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	1/1/2033	Baa2		2,500,000	2,553,204
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	1/1/2036	Baa2		14,870,000	15,104,183
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa2		7,525,000	7,911,562
New York Transportation Development Corp.-Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa2		3,000,000	3,291,357
New York Transportation Development Corp.-Empire State Thruway Partners LLC AMT	2.50%	10/31/2031	BBB-	(b)	1,365,000	1,212,898
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	5.00%	12/1/2036	Baa1		2,700,000	2,851,290
New York Transportation Development Corp.-JFK NTO LLC AMT	5.25%	6/30/2038	Baa3		2,720,000	2,883,981
New York Transportation Development Corp.-JFK NTO LLC AMT	5.50%	6/30/2038	Baa3		2,065,000	2,186,832
New York Transportation Development Corp.-JFK NTO LLC AMT	6.00%	6/30/2054	Baa3		16,980,000	17,597,773
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2033	Baa2		2,815,000	2,789,508
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	5.00%	7/1/2034	Baa2		8,750,000	8,756,775
New York Transportation Development Corp.-Laguardia Gateway Partners LLC (AG) AMT	4.00%	7/1/2035	AA		5,000,000	4,942,713
New York Transportation Development Corp.-Laguardia Gateway Partners LLC (AG) AMT	4.00%	7/1/2036	AA		1,660,000	1,624,609
New York Transportation Development Corp.-Laguardia Gateway Partners LLC AMT	5.00%	7/1/2041	Baa2		6,085,000	6,087,168
North Parkway Municipal Management District No. 1 TX†	3.625%	9/15/2026	NR		200,000	199,300

166	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Pennsylvania Economic Development Financing Authority-PA Bridges Finco LP	5.00%		12/31/2038	BBB	$3,960,000	$3,965,009
Port of Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	3.625%		1/1/2035	NR	1,925,000	1,731,852
Public Finance Authority-Air Cargo Obligated Group WI AMT	5.00%		7/1/2032	BBB	1,845,000	1,937,651
Public Finance Authority-Million Air Three Obligated Group WI AMT†	5.50%		9/1/2030	NR	605,000	626,204
Public Finance Authority-Million Air Three Obligated Group WI AMT†	5.75%		9/1/2035	NR	2,000,000	2,076,259
Public Finance Authority-Sky Harbour Capital III LLC Obligated Group WI AMT†	6.00%	#(a)	7/1/2060	NR	11,000,000	11,124,495
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%		5/1/2046	AA-	3,335,000	3,335,118
Texas Private Activity Bond Surface Transportation Corp.-LBJ Infrastructure Group LLC	4.00%		12/31/2036	Baa1	5,810,000	5,694,801
Tulsa Municipal Airport Trust Trustees-American Airlines Inc OK AMT	6.25%		12/1/2035	B+	13,475,000	15,284,268
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%		1/1/2034	BBB	6,710,000	7,107,691
Virginia Small Business Financing Authority-Elizabeth River Crossings OpCo LLC AMT	4.00%		7/1/2033	BBB	6,000,000	6,022,651
Total						327,832,713

Utilities 13.94%
Black Belt Energy Gas District AL	5.00%		7/1/2033	A2	17,825,000	18,644,757
Black Belt Energy Gas District AL	5.00%		10/1/2035	A2	22,290,000	22,328,227
Black Belt Energy Gas District AL	5.00%		10/1/2035	A2	20,900,000	21,787,427
Black Belt Energy Gas District AL	5.50%	#(a)	6/1/2049	A2	2,350,000	2,471,502
Black Belt Energy Gas District AL†	5.50%	#(a)	11/1/2056	BBB-	25,730,000	27,225,060
California Community Choice Financing Authority	3.895% (SOFR * .67 + 1.45%	)#	4/1/2056	A1	15,550,000	15,423,896
California Community Choice Financing Authority	5.00%		3/1/2036	Baa1	7,145,000	7,426,388
California Community Choice Financing Authority	5.00%	#(a)	10/1/2055	A2	15,000,000	15,151,734

See Notes to Financial Statements.	167

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
California Community Choice Financing Authority	5.00%	#(a)	3/1/2056	Aa3	$16,875,000	$18,177,593
California Community Choice Financing Authority	5.25%		2/1/2036	A3	2,625,000	2,817,954
California Community Choice Financing Authority	5.25%	#(a)	11/1/2054	A2	3,300,000	3,483,107
Central Plains Energy Project NE	5.00%	#(a)	5/1/2054	Aa2	5,000,000	5,290,059
Charlotte County Industrial Development Authority-MSKP Town & Country Utility LLC FL†	5.00%		10/1/2029	NR	1,770,000	1,804,519
Charlotte County Industrial Development Authority-MSKP Town & Country Utility LLC FL†	5.00%		10/1/2034	NR	1,000,000	1,012,346
Charlotte County Industrial Development Authority-MSKP Town & Country Utility LLC FL AMT†	5.50%		10/1/2036	NR	3,135,000	3,138,135
City of Osceola-Plum Point Energy Associates LLC AR AMT	5.50%	#(a)	4/1/2036	NR	11,750,000	11,778,050
City of Seattle Municipal Light & Power Revenue WA	2.67% (MUNIPSA + 0.25%	)#	5/1/2045	AA	2,900,000	2,884,848
County of Trimble-Louisville Gas and Electric Co KY AMT	4.70%	#(a)	6/1/2054	A1	1,750,000	1,771,211
Delaware State Economic Development Authority-NRG Energy Inc	4.00%	#(a)	10/1/2045	BBB-	7,670,000	7,552,545
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	2,000,000	2,183,103
Florida Development Finance Corp.-Waste Pro USA Inc AMT	3.00%		6/1/2032	NR	7,000,000	6,491,916
Kentucky Public Energy Authority	5.00%		5/1/2036	A1	4,350,000	4,582,057
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	23,050,000	23,004,177
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	1,190,000	1,202,124
Main Street Natural Gas, Inc. GA	4.132% (SOFR * .67 + 1.70%	)#	12/1/2053	Aa1	5,000,000	5,132,908
Main Street Natural Gas, Inc. GA	5.00%	#(a)	5/1/2055	A3	6,320,000	6,633,974
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2055	A3	19,000,000	19,961,668
Minnesota Municipal Gas Agency	5.00%		9/1/2035	Baa1	18,685,000	19,267,570
Ohio Air Quality Development Authority-Ohio Valley Electric Corp AMT	4.125%		1/1/2036	Baa3	2,750,000	2,717,348

168	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Pennsylvania Economic Development Financing Authority-Talen Energy Supply LLC	5.25%	#(a)	12/1/2037	B	$11,155,000	$11,176,110
Pennsylvania Economic Development Financing Authority-Talen Energy Supply LLC	5.25%	#(a)	12/1/2038	B	5,640,000	5,650,579
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2030	NR	6,285,000	6,632,025
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2033	NR	1,150,000	1,202,373
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2033	NR	5,230,000	5,493,704
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2035	NR	1,500,000	1,550,163
Southeast Energy Authority A Cooperative District AL	4.866% (SOFR * .67 + 2.42%	)#	1/1/2053	A1	10,000,000	10,413,761
Southeast Energy Authority A Cooperative District AL	5.00%		11/1/2035	Baa1	20,000,000	20,444,226
Southeast Energy Authority A Cooperative District AL(e)	5.00%	#(a)	1/1/2056	A1	15,000,000	15,096,315
Southeast Energy Authority A Cooperative District AL	5.25%	#(a)	11/1/2055	A1	8,000,000	8,641,918
Tennergy Corp. TN	5.50%	#(a)	10/1/2053	Baa1	8,195,000	8,715,015
Texas Municipal Gas Acquisition & Supply Corp. IV	5.50%	#(a)	1/1/2054	A1	8,000,000	8,739,405
Texas Water Development Board-State Water Implementation Revenue Fund for Texas	4.00%		10/15/2036	AAA	3,350,000	3,392,037
Total						388,493,834
Total Municipal Bonds (cost $2,744,314,155)						2,738,127,570

WARRANTS 0.01%

Construction & Engineering 0.01%
BL Train Holdings West LLC* (cost $0)	11.50%		12/1/2035	NR	222,272	388,976	(f)
Total Long-Term Investments (cost $2,745,799,768)						2,740,013,191

See Notes to Financial Statements.	169

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

Investments	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.95%

VARIABLE RATE DEMAND NOTES 1.95%

Corporate-Backed 0.20%
Maryland Industrial Development Financing Authority-Occidental Petroleum Corp	4.510%	4/1/2026	3/1/2030	Baa3	$5,645,000	$5,645,000

Education 0.23%
University of California	2.330%	4/1/2026	5/15/2048	AA	6,500,000	6,500,000

General Obligation 0.93%
City of New York NY GO	2.850%	4/1/2026	10/1/2046	AA	1,600,000	1,600,000
City of New York NY GO	2.900%	4/1/2026	4/1/2042	AA	9,310,000	9,310,000
City of New York NY GO	2.900%	4/1/2026	4/1/2042	AA	14,930,000	14,930,000
Total						25,840,000

Pollution Control 0.16%
Port of Port Arthur Navigation District-Motiva Enterprises LLC TX	2.800%	4/1/2026	4/1/2040	BBB+	4,500,000	4,500,000

Tax Revenue 0.11%
New York City Transitional Finance Authority Future Tax Secured Revenue NY	2.750%	4/1/2026	2/1/2056	AAA	3,000,000	3,000,000

Transportation 0.16%
Metropolitan Transportation Authority NY	2.750%	4/1/2026	11/1/2031	AA+	4,315,000	4,315,000

Utilities 0.16%
Development Authority of Appling County-Georgia Power Co	2.850%	4/1/2026	9/1/2041	A	3,500,000	3,500,000
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	2.850%	4/15/2026	6/15/2033	AA+	500,000	500,000
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	2.850%	4/15/2026	6/15/2044	AA+	430,000	430,000
Total						4,430,000
Total Variable Rate Demand Notes (cost $54,230,000)						54,230,000
Total Short-Term Investments (cost $54,230,000)						54,230,000
Total Investments in Securities 100.23% (cost $2,800,029,768)						2,794,243,191
Other Assets and Liabilities – Net(h) (0.23)%						(6,380,581)
Net Assets 100.00%						$2,787,862,610

170	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

AG	AG Insured by Assured Guaranty, Inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by Financial Guaranty Insurance Company.
FHLMC	Insured by Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by Department of Housing and Urban Development.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NATL	Insured by National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2026, the total value of Rule 144A securities was $811,976,956, which represents 29.13% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2026.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Securities purchased on a when-issued basis (See Note 2(h)).
(d)	Defaulted.
(e)	Municipal Bonds Held in Trust-Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) to Financial Statements for details of Municipal Bonds Held in Trust.
(f)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at March 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	June 2026	497	Short	$(56,055,557)	$(55,190,297)	$865,260
U.S. Long Bond	June 2026	312	Short	(36,463,128)	(35,529,000)	934,128
Total Unrealized Appreciation on Futures Contracts						$1,799,388

See Notes to Financial Statements.	171

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2026

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$1,496,645	$ –	$1,496,645
Municipal Bonds(3)	–	2,738,127,570	–	2,738,127,570
Warrants	–	–	388,976	388,976
Short-Term Investments
Variable Rate Demand Notes	–	54,230,000	–	54,230,000
Total	$–	$2,793,854,215	$388,976	$2,794,243,191
Other Financial Instruments
Futures Contracts
Assets	$1,799,388	$–	$ –	$1,799,388
Liabilities	–	–	–	–
Total	$1,799,388	$–	$ –	$1,799,388

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in Trust (See Note 2(e)).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

172	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 101.46%

MUNICIPAL BONDS 101.46%

Corporate-Backed 0.98%
California Infrastructure & Economic Development Bank-DesertXpress Enterprises LLC AMT†	12.00%	#(a)	1/1/2065	NR	$2,705,000	$1,433,650
California Pollution Control Financing Authority-Poseidon Resources Channelside LP AMT†	5.00%		11/21/2045	Baa2	4,410,000	4,410,418
California Pollution Control Financing Authority-Waste Management Inc AMT	4.30%		7/1/2040	A-	1,065,000	1,065,804
Total						6,909,872

Education 14.19%
Alvord Unified School District CA GO (BAM)	5.00%		8/1/2052	AA	4,000,000	4,126,814
Brentwood Union School District CA GO	5.25%		8/1/2052	Aa3	2,125,000	2,215,519
California Educational Facilities Authority-Art Center College of Design	4.00%		12/1/2037	Baa2	1,150,000	1,108,359
California Educational Facilities Authority-Art Center College of Design	5.00%		12/1/2044	Baa2	2,000,000	2,006,814
California Educational Facilities Authority-Chapman University	5.00%		4/1/2044	A2	1,000,000	1,080,466
California Educational Facilities Authority-Chapman University	5.00%		4/1/2045	A2	1,050,000	1,124,108
California Educational Facilities Authority-Loma Linda University	5.00%		4/1/2047	A	2,000,000	2,005,651
California Educational Facilities Authority-University of Southern California	5.00%		10/1/2055	AA	5,000,000	5,199,905
California Educational Facilities Authority-University of the Pacific	5.00%		11/1/2053	A2	2,900,000	2,976,770
California Educational Facilities Authority-University of the Pacific	5.00%		11/1/2055	A2	3,750,000	3,865,772
California Enterprise Development Authority-Campbell Hall Episcopal	5.00%		8/1/2040	A	3,000,000	3,312,830
California Enterprise Development Authority-Castilleja School Foundation	5.00%		6/1/2049	A	2,750,000	2,846,770
California Enterprise Development Authority-Milken Community School	5.00%		7/1/2033	BBB+	1,000,000	1,100,976
California Health Facilities Financing Authority-Art Center College of Design	5.00%		12/1/2048	Baa2	1,000,000	978,691

See Notes to Financial Statements.	173

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
California Infrastructure & Economic Development Bank(b)	5.25%	5/15/2059	AA	$4,000,000	$4,214,783
California Infrastructure & Economic Development Bank-Equitable School Revolving Fund LLC Obligated Group	5.00%	11/1/2049	A+	2,750,000	2,790,854
California Infrastructure & Economic Development Bank-Equitable School Revolving Fund LLC Obligated Group	5.00%	11/1/2054	A+	1,500,000	1,504,736
California Infrastructure & Economic Development Bank-Equitable School Revolving Fund LLC Obligated Group	5.00%	11/1/2059	A+	1,520,000	1,520,023
California Municipal Finance Authority-Biola University Inc	5.00%	10/1/2032	Baa2	400,000	408,139
California Municipal Finance Authority-Biola University Inc	5.00%	10/1/2039	Baa2	1,000,000	1,010,230
California Municipal Finance Authority-California Baptist University†	5.375%	11/1/2045	NR	775,000	794,256
California Municipal Finance Authority-Samuel Merritt University	5.25%	6/1/2053	A3	4,000,000	4,119,279
California Municipal Finance Authority-SDORI Charter School Properties LLC†	5.625%	3/1/2045	B+	500,000	452,406
California Municipal Finance Authority-University of the Pacific	3.00%	11/1/2048	A2	3,885,000	2,766,189
California Municipal Finance Authority-University of the Pacific	4.00%	11/1/2042	NR	10,000	10,643
California Municipal Finance Authority-Westside Neighborhood School†	5.90%	6/15/2044	BB	1,815,000	1,922,329
California School Finance Authority-Green Dot Public Schools Obligated Group†	5.00%	8/1/2045	BBB-	620,000	603,045
California School Finance Authority-Kipp SoCal Public Schools Obligated†	5.00%	7/1/2045	BBB	2,190,000	2,174,891
California School Finance Authority-Kipp SoCal Public Schools Obligated†	5.00%	7/1/2047	BBB	4,415,000	4,319,975
California State University	3.00%	11/1/2051	Aa2	3,000,000	2,190,139
California State University	4.625%	11/1/2056	Aa2	2,500,000	2,508,318
California State University	5.25%	11/1/2050	Aa2	4,000,000	4,296,652
California State University	5.50%	11/1/2055	Aa2	8,000,000	8,606,150
Montebello Unified School District CA GO (AG)	5.50%	8/1/2047	AA	2,000,000	2,127,827
Rincon Valley Union School District CA GO	5.00%	8/1/2054	AA-	2,875,000	2,984,578

174	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Santa Clarita Community College District CA GO	5.25%		8/1/2045	AA	$1,500,000	$1,643,793
University of California	5.00%		11/15/2037	AA	2,770,000	3,158,064
University of California	5.00%		11/15/2042	AA	3,450,000	3,823,881
University of California	5.00%		11/15/2045	AA	1,815,000	1,963,863
University of California	5.00%		5/15/2053	AA	2,500,000	2,601,632
University of California	5.25%		5/15/2055	AA	1,500,000	1,588,092
Total						100,054,212

General Obligation 17.30%
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2	1,925,000	2,015,218
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	7,595,000	8,037,396
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	4,905,000	5,130,568
California State Public Works Board-State of California Department of General Services	4.00%		5/1/2046	Aa3	1,950,000	1,875,343
California State Public Works Board-State of California Department of General Services	5.00%		4/1/2049	Aa3	1,000,000	1,045,433
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	2,120,000	1,821,715
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	165,067	180,304
Dublin Unified School District CA GO	3.00%		8/1/2041	Aa2	2,425,000	2,092,389
El Rancho Unified School District CA GO (BAM)	5.75%		8/1/2048	AA	1,425,000	1,589,322
Irvine Unified School District CA GO	2.25%		9/1/2049	Aa1	3,000,000	1,891,299
Las Virgenes Unified School District CA GO	5.25%		8/1/2051	AA	3,000,000	3,178,988
Long Beach Unified School District CA GO(c)	5.00%		8/1/2046	Aa2	5,560,000	6,022,150
Los Altos Elementary School District CA GO(c)	5.00%		8/1/2044	AAA	2,160,000	2,365,827
Los Angeles Unified School District CA GO	5.25%		7/1/2049	Aa2	1,625,000	1,736,207
Mt San Antonio Community College District CA GO	5.25%		8/1/2055	Aa1	1,500,000	1,602,722
Newport Mesa Unified School District CA GO	Zero Coupon		8/1/2041	Aaa	1,325,000	718,000
Newport Mesa Unified School District CA GO	Zero Coupon		8/1/2045	Aaa	1,000,000	434,854
North Orange County Community College District CA GO	2.75%		8/1/2036	AA+	2,000,000	1,806,307

See Notes to Financial Statements.	175

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Novato Unified School District CA GO	3.00%	8/1/2044	Aa1	$4,765,000	$3,884,878
Pajaro Valley Health Care District CA GO	5.00%	9/1/2046	Ba2	2,750,000	2,689,310
Pajaro Valley Health Care District CA GO	5.00%	9/1/2054	Ba2	2,205,000	2,033,453
Peralta Community College District CA GO	5.00%	8/1/2054	AA-	1,750,000	1,812,366
Pomona Unified School District CA GO	5.00%	8/1/2050	Aa3	1,100,000	1,155,180
Ravenswood City School District CA GO (BAM)	5.25%	8/1/2053	AA	2,000,000	2,080,377
Redlands Unified School District CA GO	5.00%	7/1/2054	Aa2	2,500,000	2,578,786
San Benito High School District CA GO	Zero Coupon	8/1/2042	Aa3	1,795,000	891,124
San Benito High School District CA GO	Zero Coupon	8/1/2043	Aa3	2,600,000	1,221,860
San Diego Community College District CA GO	5.00%	8/1/2055	AAA	5,000,000	5,220,046
San Diego Public Facilities Financing Authority CA	5.25%	10/15/2052	AA-	4,125,000	4,325,235
San Francisco Bay Area Rapid Transit District Sales Tax Revenue CA	3.00%	7/1/2044	AA+	2,500,000	2,049,082
San Leandro Unified School District CA GO	5.00%	8/1/2052	AA-	2,400,000	2,509,274
Santa Barbara Community College District CA GO	6.00%	8/1/2055	AA+	3,410,000	3,871,600
Santa Monica-Malibu Unified School District CA GO	3.00%	8/1/2044	AA+	1,515,000	1,231,239
Santa Monica-Malibu Unified School District CA GO	4.25%	8/1/2052	AA+	2,000,000	1,944,531
Southwestern Community College District CA GO	Zero Coupon	8/1/2041	Aa2	1,100,000	593,350
Southwestern Community College District CA GO	5.25%	8/1/2055	Aa2	2,000,000	2,113,375
State of California GO	5.00%	3/1/2044	Aa2	1,070,000	1,163,816
State of California GO	5.00%	10/1/2047	Aa2	4,365,000	4,652,376
State of California GO	5.00%	9/1/2053	Aa2	1,000,000	1,040,237
State of California GO	5.00%	3/1/2055	Aa2	4,000,000	4,169,696
State of California GO	5.00%	11/1/2055	Aa2	2,500,000	2,602,791
State of California GO	5.00%	10/1/2056	Aa2	5,950,000	6,221,005
State of California GO	5.25%	9/1/2053	Aa2	3,000,000	3,165,166
State of California GO	5.25%	8/1/2054	Aa2	1,250,000	1,324,561
State of California GO	5.25%	8/1/2055	Aa2	2,500,000	2,661,332
State of California GO	5.50%	8/1/2054	Aa2	3,600,000	3,884,803

176	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Sunnyvale School District CA GO	5.00%	9/1/2056	AAA	$3,500,000	$3,649,037
Washington Township Health Care District CA GO	5.25%	8/1/2048	AA	1,625,000	1,750,318
Total					122,034,246

Health Care 13.82%
Antelope Valley Healthcare District Obligated Group CA	5.25%	3/1/2036	BBB-	1,000,000	999,945
California Community Choice Financing Authority-Providence St Joseph Health Obligated Group	3.00%	10/1/2041	A	4,605,000	3,861,001
California Community Choice Financing Authority-Providence St Joseph Health Obligated Group	3.00%	10/1/2047	A	3,230,000	2,354,208
California Community Choice Financing Authority-Providence St Joseph Health Obligated Group	5.00%	10/1/2044	A	2,410,000	2,411,430
California Health Facilities Financing Authority-Adventist Health System/West Obligated Group	5.00%	12/1/2035	BBB+	1,500,000	1,658,165
California Health Facilities Financing Authority-Cedars-Saini Medical Center Obligated Group	3.00%	8/15/2051	AA-	4,705,000	3,452,538
California Health Facilities Financing Authority-Children’s Hospital Los Angeles Obligated Group	5.00%	10/1/2030	A	1,470,000	1,472,605
California Health Facilities Financing Authority-Children’s Hospital of Orange County Obligated Group	2.125%	11/1/2041	AA	2,500,000	1,793,804
California Health Facilities Financing Authority-Children’s Hospital of Orange County Obligated Group	3.00%	11/1/2038	AA	3,000,000	2,750,893
California Health Facilities Financing Authority-Children’s Hospital of Orange County Obligated Group	5.00%	11/1/2054	AA	4,000,000	4,146,818
California Health Facilities Financing Authority-CommonSpirit Health Obligated Group	5.00%	12/1/2044	A-	1,485,000	1,580,688
California Health Facilities Financing Authority-CommonSpirit Health Obligated Group	5.00%	12/1/2054	A-	4,405,000	4,501,063

See Notes to Financial Statements.	177

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Health Facilities Financing Authority-El Camino Healthcare Obligated Group	5.25%		2/1/2048	AA		$3,000,000	$3,214,708
California Health Facilities Financing Authority-Kaiser Foundation Hospitals	5.00%		11/1/2047	AA-		5,770,000	6,285,068
California Health Facilities Financing Authority-Providence St Joseph Health Obligated Group	5.25%	#(a)	10/1/2050	A		3,000,000	3,364,828
California Health Facilities Financing Authority-Rady Children’s Hospital Obligated Group(c)	5.00%	#(a)	8/15/2065	AA		2,500,000	2,846,445
California Health Facilities Financing Authority-Stanford Health Care Obligated Group	5.25%		8/15/2054	Aa2		6,000,000	6,384,710
California Health Facilities Financing Authority-Sutter Health Obligated Group	5.00%		11/15/2038	A+		2,250,000	2,306,642
California Infrastructure & Economic Development Bank-Roseville Sustainable Energy Partner LLC	5.25%		7/1/2049	BBB+		2,450,000	2,467,326
California Municipal Finance Authority-Community Health Centers of The Central Coast Inc	5.75%		12/1/2055	BBB	(d)	1,000,000	1,032,953
California Municipal Finance Authority-Community Hospitals of Central California Obligated Group	5.00%		2/1/2037	BBB+		2,000,000	2,014,356
California Municipal Finance Authority-Community Hospitals of Central California Obligated Group (AG)	4.00%		2/1/2051	AA		1,000,000	862,646
California Municipal Finance Authority- Eisenhower Medical Center	5.00%		7/1/2036	Baa2		1,580,000	1,597,283
California Municipal Finance Authority-PRS-California Obligated Group	5.00%		4/1/2044	BBB+	(d)	1,415,000	1,471,150
California Public Finance Authority-Hazelden Betty Ford Foundation	5.00%		11/1/2054	Baa1		2,000,000	2,002,163
California Public Finance Authority- Kendal At Ventura†	10.00%		5/15/2028	NR		500,000	523,624
California Public Finance Authority- Marisol HB LLC Obligated Group†(c)	5.10%	#(a)	4/1/2066	NR		1,350,000	1,343,627
California Public Finance Authority-QSH/LB LLC†	6.625%		6/1/2065	NR		1,000,000	1,028,012
California Public Finance Authority-QSH/MB LLC†	6.75%		7/1/2065	NR		990,000	1,041,196

178	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority-John Muir Health Obligated Group	5.25%	12/1/2054	A	$3,850,000	$4,014,450
California Statewide Communities Development Authority-Loma Linda University Medical Center Obligated Group†	5.00%	12/1/2026	BB+	2,335,000	2,340,081
California Statewide Communities Development Authority-Loma Linda University Medical Center Obligated Group†	5.25%	12/1/2048	BB+	1,395,000	1,414,266
California Statewide Communities Development Authority-Loma Linda University Medical Center Obligated Group	5.50%	12/1/2054	BB+	2,225,000	2,228,037
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.00%	12/1/2041	BB+	2,350,000	2,352,078
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.25%	12/1/2034	BB+	2,150,000	2,152,389
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.50%	12/1/2058	BB+	1,090,000	1,109,458
Los Angeles County Public Works Financing Authority-County of Los Angeles CA	5.50%	12/1/2053	AA+	2,000,000	2,153,663
Palomar Health Obligated Group CA	5.00%	11/1/2039	CCC+	3,750,000	3,640,051
Regents of the University of California Medical Center Pooled Revenue	3.50%	5/15/2054	AA-	4,000,000	3,172,116
Washington Township Health Care District CA	5.75%	7/1/2053	Baa3	2,100,000	2,158,344
Total					97,504,828

Housing 6.69%
California Community Housing Agency Arbors Apartments†	5.00%	8/1/2050	NR	965,000	898,375
California Enterprise Development Authority-Provident Group-Pomona Properties LLC	5.00%	1/15/2045	Baa3	4,295,000	4,351,126
California Enterprise Development Authority-Provident Group-SDSU Properties LLC	5.00%	8/1/2040	Baa3	1,625,000	1,663,222
California Enterprise Development Authority-Provident Group-SDSU Properties LLC	5.00%	8/1/2050	Baa3	2,030,000	2,031,646

See Notes to Financial Statements.	179

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
California Enterprise Development Authority-Provident Group-SDSU Properties LLC	5.00%		8/1/2055	Baa3	$1,075,000	$1,075,811
California Housing Finance Agency	3.25%		8/20/2036	BBB+	8,231,790	7,872,541
California Municipal Finance Authority	3.998%	#(a)	11/20/2040	AA-	2,989,459	2,863,950
California Municipal Finance Authority	3.998%	#(a)	11/20/2040	BBB	1,734,039	1,616,757
California Municipal Finance Authority	4.326%	#(a)	11/20/2040	NR	1,359,903	919,196
California Municipal Finance Authority- Bowles Hall Foundation	5.00%		6/1/2050	Baa3	500,000	491,210
California Municipal Finance Authority- Caritas Corp CMFA Mobile Home Park Financing 2024 Portfolio	5.00%		8/15/2049	A-	2,230,000	2,246,224
California Municipal Finance Authority- Caritas Corp CMFA Mobile Home Park Financing 2024 Portfolio	5.00%		8/15/2054	A-	2,000,000	1,991,834
California Municipal Finance Authority-CHF-Davis I LLC	5.00%		5/15/2037	Baa3	3,000,000	3,078,448
California Municipal Finance Authority-CHF-Davis I LLC	5.00%		5/15/2048	Baa3	2,780,000	2,757,783
California Municipal Finance Authority-CHF-Davis II LLC (BAM)	3.00%		5/15/2051	AA	2,500,000	1,820,546
California Municipal Finance Authority- CHF-Riverside I LLC	5.00%		5/15/2043	Baa3	3,000,000	3,020,216
California Public Finance Authority-P3 Irvine SL Holdings LLC Obligated Group†	6.375%		6/1/2059	NR	2,000,000	1,820,124
California Public Finance Authority-P3 Irvine SL Holdings LLC Obligated Group†	6.50%		6/1/2054	NR	1,000,000	934,236
California Statewide Communities Development Authority-CHF-Irvine LLC	5.00%		5/15/2035	Baa1	3,100,000	3,104,694
CSCDA Community Improvement Authority Orange Portfolio CA†	3.00%		3/1/2057	NR	2,000,000	1,338,060
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%		6/1/2047	NR	1,500,000	1,056,605
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%		6/1/2057	NR	1,000,000	205,147
Total						47,157,751

180	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations 1.56%
California State Public Works Board(c)	5.00%		9/1/2047	Aa3	$2,000,000	$2,115,511
California State Public Works Board	5.00%		4/1/2050	Aa3	2,000,000	2,093,355
California State Public Works Board-State of California Department of General Services	4.00%		11/1/2046	Aa3	2,100,000	2,018,346
Los Angeles County Public Works Financing Authority-County of Los Angeles CA	5.50%		12/1/2054	AA+	2,000,000	2,160,656
San Diego Public Facilities Financing Authority-City of San Diego CA	5.25%		10/15/2055	AA-	2,500,000	2,646,327
Total						11,034,195

Other Revenue 2.59%
California Infrastructure & Economic Development Bank-Los Angeles County Museum of Natural History Foundation	4.00%		7/1/2050	A2	2,625,000	2,429,698
California School Finance Authority-Green Dot Public Schools Obligated Group†	5.00%		8/1/2038	BBB-	1,000,000	1,011,999
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	69,385	48,136
Municipal Improvement Corp. of Los Angeles(b)	5.50%		5/1/2055	A+	5,500,000	5,868,631
San Diego Unified School District(b)	5.00%		7/1/2055	Aa2	8,000,000	8,324,790
Territory of Guam	5.25%		1/1/2037	Baa3	540,000	589,766
Total						18,273,020

Pollution Control 0.23%
California Municipal Finance Authority-Republic Services Inc AMT	3.875%	#(a)	3/1/2054	A-	1,600,000	1,590,191

Power 0.47%
Southern California Public Power Authority	5.25%		7/1/2053	Aa3	3,180,000	3,291,663

Pre-Refunded 0.09%
M-S-R Energy Authority CA	6.50%		11/1/2039	BBB+	555,000	658,444

Special Tax 3.83%
California Statewide Communities Development Authority	5.00%		9/2/2046	BBB-	860,000	879,684
California Statewide Communities Development Authority	5.00%		9/2/2051	BBB-	2,220,000	2,253,135

See Notes to Financial Statements.	181

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
California Statewide Communities Development Authority	5.00%	9/2/2054	BBB-	$3,000,000	$3,006,667
California Statewide Communities Development Authority	5.00%	9/2/2056	BBB-	3,180,000	3,208,117
City of Fontana Community Facilities District No 109 CA	5.00%	9/1/2049	NR	1,000,000	1,001,850
City of Fontana Community Facilities District No 109 CA	5.00%	9/1/2054	NR	1,400,000	1,385,940
City of Irvine CA Special Tax (BAM)	5.25%	9/1/2053	AA	3,000,000	3,157,401
County of Los Angeles Community Facilities District No. CA Special Tax	5.00%	9/1/2052	NR	1,500,000	1,504,906
County of Orange CA Community Facilities District No 2023-1	5.50%	8/15/2053	NR	1,375,000	1,411,569
Fairfield Community Facilities District- City of Fairfield Community Facilities District No 2023-1 Area No 1 CA	5.00%	9/1/2054	NR	2,000,000	1,968,074
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A+	1,325,000	1,337,410
River Islands Public Financing Authority CA Special Tax (AG)	5.25%	9/1/2052	AA	1,000,000	1,040,862
River Islands Public Financing Authority Community Facilities District 2023-1 Improvement Area 3 CA	5.00%	9/1/2055	NR	3,000,000	2,871,382
Tejon Ranch Public Facilities Finance Authority-Tejon Ranch Public Facilities Finance Authority Community Facs District No 2008-1 CA	5.00%	9/1/2054	NR	2,000,000	1,959,260
Total					26,986,257

Tax Revenue 2.78%
Compton Community Redevelopment Agency Successor Agency CA Tax Allocation (AG)	5.00%	8/1/2037	AA	1,700,000	1,849,853
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%	10/1/2026	NR	1,925,000	1,935,076
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	1,639,000	420,114
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	503,000	496,284
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	4,283,000	4,225,818

182	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	$7,000	$6,265
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	4,849,854	4,522,790
River Islands Public Financing Authority Community Facilities District No 2023-1 Area 2 CA	5.00%	9/1/2048	NR	1,650,000	1,619,390
River Islands Public Financing Authority Community Facilities District No 2023-1 Area 2 CA	5.00%	9/1/2054	NR	1,000,000	959,443
San Diego Unified School District CA GO	3.00%	7/1/2044	Aa2	4,400,000	3,600,638
Total					19,635,671

Taxable Revenue-Water & Sewer 2.08%
California Pollution Control Financing Authority-Poseidon Resources Channelside LP AMT†	5.00%	11/21/2045	Baa2	1,100,000	1,137,039
San Francisco City & County Public Utilities Commission Wastewater Revenue(b)	5.00%	10/1/2054	AA	10,000,000	10,402,410
San Francisco City & County Public Utilities Commission Wastewater Revenue CA	5.00%	10/1/2054	AA	3,000,000	3,120,723
Total					14,660,172

Tobacco 2.15%
California Statewide Financing Authority	Zero Coupon	6/1/2046	NR	8,675,000	2,170,309
California Statewide Financing Authority†	Zero Coupon	6/1/2055	NR	10,000,000	584,608
Golden State Tobacco Securitization Corp.-Golden State Tobacco Securitization Corp CA	5.00%	6/1/2051	BBB	2,765,000	2,710,109
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR	15,000,000	1,503,237
Inland Empire Tobacco Securitization Corp. CA	Zero Coupon	6/1/2036	CCC	1,000,000	488,839
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon	6/1/2057	CCC	3,000,000	181,043
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2041	NR	5,000,000	1,840,286

See Notes to Financial Statements.	183

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon		6/1/2056	NR		$2,250,000	$198,696
Tobacco Securitization Authority of Southern California-San Diego County Tobacco Asset Securitization Corp	5.00%		6/1/2048	BBB+		5,475,000	5,491,447
Total							15,168,574

Transportation 20.33%
Alameda Corridor Transportation Authority CA (AG)	Zero Coupon		10/1/2051	AA		1,000,000	571,498
Alameda Corridor Transportation Authority CA (AG)	Zero Coupon		10/1/2053	AA		5,000,000	1,224,443
Alameda Corridor Transportation Authority CA (AG)	5.00%		10/1/2052	AA		5,300,000	5,417,733
Alameda Corridor Transportation Authority CA (NATL)	Zero Coupon		10/1/2034	A-		1,000,000	744,667
Bay Area Toll Authority CA	5.00%		4/1/2044	AA		3,000,000	3,483,557
Bay Area Toll Authority CA	5.00%		4/1/2045	AA		1,200,000	1,309,295
Bay Area Toll Authority CA	5.00%	#(a)	4/1/2061	AA		2,300,000	2,585,020
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%		7/1/2049	A		1,365,000	1,418,380
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%		7/1/2054	A		4,350,000	4,473,734
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	4.00%		12/31/2047	BB+	(d)	4,675,000	4,105,762
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%		12/31/2034	BB+	(d)	1,700,000	1,745,293
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%		12/31/2035	BB+	(d)	1,205,000	1,234,371
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%		12/31/2043	BB+	(d)	3,565,000	3,602,331
City of Fresno Airport Revenue CA (BAM) AMT	5.00%		7/1/2048	AA		5,220,000	5,282,900
City of Long Beach Airport System Revenue CA (AG) AMT	5.25%		6/1/2047	AA		1,330,000	1,367,429
City of Los Angeles Department of Airports CA	5.25%		5/15/2051	Aa3		5,750,000	6,126,753
City of Los Angeles Department of Airports CA AMT	4.00%		5/15/2041	AA-		4,420,000	4,291,512
City of Los Angeles Department of Airports CA AMT	4.00%		5/15/2049	AA-		2,505,000	2,238,998

184	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2051	AA-	$5,350,000	$4,685,950
City of Los Angeles Department of Airports CA AMT	5.25%	5/15/2045	Aa3	2,000,000	2,134,890
City of Los Angeles Department of Airports CA AMT	5.25%	5/15/2048	AA-	2,000,000	2,074,393
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2036	AA	1,100,000	1,212,833
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2055	Aa3	5,250,000	5,546,942
County of Sacramento Airport System Revenue CA	5.00%	7/1/2054	A+	2,000,000	2,068,596
County of Sacramento Airport System Revenue CA	5.25%	7/1/2054	A+	3,500,000	3,679,788
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	1/15/2033	A	1,500,000	1,201,741
Foothill-Eastern Transportation Corridor Agency CA	3.50%	1/15/2053	A	3,600,000	2,842,381
Foothill-Eastern Transportation Corridor Agency CA	3.95%	1/15/2053	A	3,010,000	2,625,497
Foothill-Eastern Transportation Corridor Agency CA (AG)	3.95%	1/15/2053	AA	2,730,000	2,399,968
Norman Y Mineta San Jose International Airport SJC CA (BAM) AMT	4.00%	3/1/2042	AA	6,000,000	5,763,250
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%	3/1/2031	A	1,750,000	1,895,963
Port Commission of the City & County of San Francisco CA AMT	5.00%	3/1/2030	Aa3	1,415,000	1,417,493
San Diego County Regional Airport Authority CA	5.25%	7/1/2055	Aa3	2,500,000	2,650,386
San Diego County Regional Airport Authority CA AMT	5.25%	7/1/2045	Aa3	4,700,000	5,016,833
San Diego County Regional Airport Authority CA AMT	5.50%	7/1/2055	Aa3	6,750,000	7,125,565
San Francisco City & County Airport Comm-San Francisco International Airport CA	5.00%	5/1/2042	Aa3	3,180,000	3,523,662
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	4.00%	5/1/2052	Aa3	4,875,000	4,239,779

See Notes to Financial Statements.	185

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%		5/1/2039	Aa3	$1,370,000	$1,468,141
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%		5/1/2049	Aa3	3,600,000	3,743,469
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%		5/1/2055	AA-	5,000,000	5,281,906
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%		5/1/2055	AA-	5,500,000	5,810,097
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.75%		5/1/2048	Aa3	2,000,000	2,137,610
San Joaquin Hills Transportation Corridor Agency CA	4.00%		1/15/2044	A	3,932,000	3,665,641
San Joaquin Hills Transportation Corridor Agency CA	4.00%		1/15/2050	A	4,825,000	4,339,483
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2044	A-	1,425,000	1,425,699
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2049	A-	1,185,000	1,185,468
San Joaquin Hills Transportation Corridor Agency CA (NATL)	Zero Coupon		1/15/2036	Baa1	1,450,000	985,048
Total						143,372,148

Utilities 12.37%
California Community Choice Financing Authority	4.00%	#(a)	2/1/2052	A1	4,000,000	3,994,282
California Community Choice Financing Authority	5.00%		3/1/2036	Baa1	4,290,000	4,458,951
California Community Choice Financing Authority	5.00%	#(a)	2/1/2054	A1	2,500,000	2,641,663
California Community Choice Financing Authority	5.00%	#(a)	2/1/2055	A1	5,775,000	6,116,003
California Community Choice Financing Authority	5.00%	#(a)	2/1/2055	Aa3	3,000,000	3,226,309
California Community Choice Financing Authority	5.00%	#(a)	8/1/2055	A2	3,000,000	3,114,773
California Community Choice Financing Authority	5.00%	#(a)	10/1/2055	A2	5,000,000	5,050,578

186	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
California Community Choice Financing Authority	5.00%	#(a)	1/1/2056	A1	$5,975,000	$6,056,961
California Community Choice Financing Authority	5.00%	#(a)	3/1/2056	Aa3	4,500,000	4,847,358
California Community Choice Financing Authority	5.25%		2/1/2036	A3	1,500,000	1,610,259
California Pollution Control Financing Authority-Poseidon Resources Channelside LP†	5.00%		11/21/2045	Baa2	3,870,000	3,924,221
Central Valley Energy Authority CA	5.00%	#(a)	12/1/2055	Aa3	5,570,000	5,998,330
Guam Government Waterworks Authority-Guam Waterworks Authority Water And Wastewater System	5.00%		7/1/2042	A-	1,545,000	1,608,454
Guam Government Waterworks Authority-Guam Waterworks Authority Water And Wastewater System	5.50%		7/1/2043	A-	250,000	269,485
Guam Government Waterworks Authority-Guam Waterworks Authority Water And Wastewater System	5.50%		7/1/2044	A-	1,000,000	1,070,304
Indio Electric Financing Authority-Imperial Irrigation District Electric System Revenue CA	5.25%		1/1/2053	A1	3,685,000	3,842,673
Long Beach Bond Finance Authority CA	4.052% (3 mo. USD Term SOFR * 0.67 + 1.43%	)#	11/15/2026	A1	1,025,000	1,028,435
Los Angeles Department of Water & Power System Revenue CA	5.00%		7/1/2035	Aa3	4,000,000	4,500,802
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2053	AA	3,500,000	3,599,112
Los Angeles Department of Water & Power Water System Revenue CA	5.00%		7/1/2034	Aa3	1,200,000	1,346,666
Los Angeles Department of Water & Power Water System Revenue CA	5.00%		7/1/2035	Aa3	1,160,000	1,305,233
Los Angeles Department of Water & Power Water System Revenue CA	5.00%		7/1/2055	Aa3	5,000,000	5,104,096
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	700,000	662,245
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2047	NR	1,000,000	880,023
Sacramento Municipal Utility District CA	5.00%		11/15/2054	Aa2	1,000,000	1,040,779

See Notes to Financial Statements.	187

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2026

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Southern California Public Power Authority	4.099% (3 mo. USD Term SOFR * 0.67 + 1.47%		)#	11/1/2038	A2		$815,000	$798,203
Southern California Public Power Authority 5.00%				11/1/2033	A2		3,625,000	3,817,512
Southern California Public Power Authority-Los Angeles Department of Water & Power		5.00%		7/1/2053	Aa3		2,000,000	2,041,569
Transbay Joint Powers Authority CA Tax Allocation		5.00%		10/1/2032	BBB+	(d)	1,090,000	1,124,456
Transbay Joint Powers Authority CA Tax Allocation		5.00%		10/1/2034	BBB+	(d)	300,000	308,668
Transbay Joint Powers Authority CA Tax Allocation		5.00%		10/1/2035	BBB+	(d)	200,000	204,673
Transbay Joint Powers Authority CA Tax Allocation		5.00%		10/1/2038	BBB+	(d)	650,000	659,524
Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment CA		5.00%		10/1/2049	A-	(d)	1,000,000	998,326
Total								87,250,926
Total Municipal Bonds (cost $724,619,114)								715,582,170

WARRANTS 0.00%

Construction & Engineering 0.00%
BL Train Holdings West LLC* (cost $0)		11.50%		12/1/2035	NR		22,526	39,420	(e)
Total Long-Term Investments (cost $724,619,114)								715,621,590

	Interest Rate#	Interest Rate Reset Date(f)		Final Maturity Date

SHORT-TERM INVESTMENTS 1.66%

VARIABLE RATE DEMAND NOTES 1.51%

Education 0.35%
University of California	2.300%	4/1/2026		5/15/2048	AA		2,500,000	2,500,000

Health Care 0.38%
Regents of the University of California Medical Center Pooled Revenue	2.330%	4/1/2026		5/15/2032	AA-		2,000,000	2,000,000
Regents of the University of California Medical Center Pooled Revenue	2.550%	4/1/2026		5/15/2045	AA-		685,000	685,000
Total								2,685,000

188	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2026

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation 0.78%
Bay Area Toll Authority CA	2.350%	4/1/2026	4/1/2055	AA+	$5,500,000	$5,500,000
Total Variable Rate Demand Notes (cost $10,685,000)						10,685,000

REPURCHASE AGREEMENTS 0.15%
Repurchase Agreement dated 3/31/2026, 3.250% due 4/1/2026 with Fixed Income Clearing Corp. collateralized by $1,039,400 of U.S. Treasury Note at 4.375% due 7/15/2027 value: $1,055,608; proceeds: $1,034,831 (cost $1,034,738)					1,034,738	1,034,738
Total Short-Term Investments (cost $11,719,738)						11,719,738
Total Investments in Securities 103.12% (cost $736,338,852)						727,341,328
Other Assets and Liabilities – Net(g) (3.12)%						(22,033,275)
Net Assets 100.00%						$705,308,053

AG	AG Insured by Assured Guaranty, Inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by Build America Mutual.
NATL	Insured by National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2026, the total value of Rule 144A securities was $41,897,037, which represents 5.94% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2026.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Municipal Bonds Held in Trust-Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) to Financial Statements for details of Municipal Bonds Held in Trust.
(c)	Securities purchased on a when-issued basis (See Note 2(h)).
(d)	This investment has been rated by Fitch IBCA.
(e)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at March 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	June 2026	55	Short	$(6,427,734)	$(6,263,125)	$164,609

See Notes to Financial Statements.	189

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND March 31, 2026

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$715,582,170	$–	$715,582,170
Warrants	–	–	39,420	39,420
Short-Term Investments
Variable Rate Demand Notes	–	10,685,000	–	10,685,000
Repurchase Agreements	–	1,034,738	–	1,034,738
Total	$–	$727,301,908	$39,420	$727,341,328
Other Financial Instruments
Futures Contracts
Assets	$164,609	$–	$–	$164,609
Liabilities	–	–	–	–
Total	$164,609	$–	$–	$164,609

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in Trust (See Note 2(e)).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

190	See Notes to Financial Statements.

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.96%

MUNICIPAL BONDS 98.96%

Corporate-Backed 1.42%
New Jersey Economic Development Authority-NYNJ Link Borrower LLC (AG) AMT	5.00%	1/1/2031	AA	$225,000	$228,892
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.00%	1/1/2028	A-	100,000	100,199
New Jersey Economic Development Authority-Port Newark Container Terminal LLC AMT	5.00%	10/1/2037	Baa2	295,000	298,615
New Jersey Economic Development Authority-United Airlines Inc	5.25%	9/15/2029	BB+	1,180,000	1,181,383
New Jersey Economic Development Authority-United Airlines Inc	5.50%	6/1/2033	BB+	650,000	651,099
Total					2,460,188

Education 14.70%
Camden County Improvement Authority-KIPP Cooper Norcross Obligated Group NJ	6.00%	6/15/2047	BBB	615,000	636,091
Gloucester County Improvement Authority-Rowan University NJ	5.00%	7/1/2043	A	600,000	648,923
Gloucester County Improvement Authority-Rowan University NJ (BAM)	5.00%	7/1/2054	AA	1,000,000	1,017,927
Hudson County Improvement Authority NJ	4.00%	6/1/2049	AA	500,000	463,003
Middlesex County Improvement Authority-Rutgers The State University of New Jersey	5.00%	8/15/2053	Aa3	2,055,000	2,120,357
Middlesex County Improvement Authority NJ GTD	4.00%	8/15/2053	AAA	1,000,000	913,786
Montclair State University, Inc. NJ (AG)	5.00%	7/1/2036	AA	250,000	281,967
Montclair State University, Inc. NJ (AG)	5.00%	7/1/2041	AA	200,000	219,443
New Jersey Economic Development Authority-Provident Group-Montclair Properties LLC (AG)	5.00%	6/1/2042	AA	1,250,000	1,261,968
New Jersey Educational Facilities Authority-Montclair State University Inc (AG)	5.00%	7/1/2041	AA	845,000	918,932
New Jersey Educational Facilities Authority-Montclair State University Inc (AG)	5.00%	7/1/2044	AA	500,000	531,237
New Jersey Educational Facilities Authority-New Jersey City University Inc (AG)	4.00%	7/1/2036	AA	745,000	727,329

See Notes to Financial Statements.	191

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New Jersey Educational Facilities Authority-Ramapo College of New Jersey (AG)	4.00%		7/1/2041	AA	$545,000	$543,836
New Jersey Educational Facilities Authority-Seton Hall University	4.00%		7/1/2046	BBB+	545,000	469,441
New Jersey Educational Facilities Authority-Seton Hall University	5.00%		7/1/2034	BBB+	335,000	335,666
New Jersey Educational Facilities Authority-Seton Hall University (AG)	3.25%		7/1/2049	AA	480,000	386,715
New Jersey Educational Facilities Authority-State of New Jersey	5.00%		9/1/2036	A1	1,145,000	1,258,093
New Jersey Educational Facilities Authority-State of New Jersey	5.25%		9/1/2053	A1	750,000	779,548
New Jersey Educational Facilities Authority-Stevens Institute of Technology International Inc	3.00%		7/1/2050	BBB+	1,350,000	940,759
New Jersey Educational Facilities Authority-Stevens Institute of Technology International Inc	4.00%		7/1/2050	BBB+	200,000	169,146
New Jersey Educational Facilities Authority-Stevens Institute of Technology International Inc	5.00%		7/1/2030	BBB+	530,000	541,778
New Jersey Educational Facilities Authority-Stevens Institute of Technology International Inc	5.00%		7/1/2047	BBB+	1,850,000	1,852,134
New Jersey Educational Facilities Authority-Stockton University- Stockton University	5.00%		7/1/2041	A3	800,000	800,785
New Jersey Educational Facilities Authority-Trustees of Princeton University	5.00%		3/1/2038	AAA	355,000	395,370
New Jersey Educational Facilities Authority-Trustees of Princeton University	5.00%	#(a)	7/1/2064	AAA	1,000,000	1,153,078
New Jersey Educational Facilities Authority-Trustees of Princeton University	5.25%		3/1/2054	AAA	3,635,000	3,843,113
New Jersey Educational Facilities Authority-William Paterson University of New Jersey (AG)	3.00%		7/1/2039	AA	250,000	216,612
New Jersey Educational Facilities Authority-William Paterson University of New Jersey (AG)	3.00%		7/1/2040	AA	250,000	213,433
New Jersey Higher Education Student Assistance Authority AMT	2.50%		12/1/2040	AA	605,000	576,765

192	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New Jersey Higher Education Student Assistance Authority AMT	3.25%		12/1/2039	Aa1	$110,000	$104,004
New Jersey Institute of Technology (BAM)	5.00%		7/1/2037	AA	500,000	563,409
New Jersey Institute of Technology (BAM)	5.25%		7/1/2055	AA	500,000	528,012
Total						25,412,660

Financial Services 0.12%
New Jersey Higher Education Student Assistance Authority AMT	5.00%		12/1/2028	Aaa	200,000	207,658

General Obligation 7.69%
City of Atlantic City NJ GO (BAM), (ST AID WITHHLDG)	5.00%		3/1/2042	AA	750,000	754,783
City of Jersey City NJ GO	4.00%		10/1/2037	A2	1,045,000	1,059,402
City of Newark Mass Transit Access Tax Revenue NJ (AG)	5.375%		11/15/2052	AA	1,670,000	1,765,166
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	156,961	105,360
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	52,676	38,288
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR	40,933	40,886
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	36,793	36,281
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	31,578	30,519
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	45,175	46,052
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	44,442	46,940
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	43,166	47,151
County of Hudson NJ GO	2.00%		11/15/2035	AA	1,000,000	823,517
County of Ocean NJ GO	4.00%		11/1/2044	Aaa	1,000,000	990,670
New Jersey Economic Development Authority-New Jersey Transit Corp	5.25%		11/1/2047	A1	860,000	900,382
New Jersey Health Care Facilities Financing Authority-State of New Jersey	5.00%		10/1/2037	A1	1,000,000	1,027,198
New Jersey Infrastructure Bank	5.00%		9/1/2052	AAA	500,000	516,064
New Jersey Transportation Trust Fund Authority-State of New Jersey	4.25%		6/15/2044	A1	500,000	492,412
Plainfield Board of Education NJ GO (AG)	4.00%		10/15/2043	AA	480,000	474,662
Rutherford Board of Education NJ GO	2.50%		12/15/2034	AA-	1,000,000	879,511
State of New Jersey GO	2.50%		6/1/2038	Aa3	1,490,000	1,235,383
Union County Improvement Authority NJ	4.125%		4/15/2054	Aaa	250,000	231,493
Union County Utilities Authority-Covanta Union LLC NJ GTD AMT	4.75%		12/1/2031	AA+	920,000	920,187

See Notes to Financial Statements.	193

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Washington Township Board of Education/Gloucester County NJ GO	4.00%	8/1/2043	AA-	$820,000	$822,495
Total					13,284,802

Health Care 10.45%
New Jersey Economic Development Authority-Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR	220,000	220,069
New Jersey Health Care Facilities Financing Authority-AtlantiCare Health System Obligated Group	2.375%	7/1/2046	AA-	695,000	453,705
New Jersey Health Care Facilities Financing Authority-Inspira Health Obligated Group	4.125%	7/1/2054	A2	1,665,000	1,466,956
New Jersey Health Care Facilities Financing Authority-Inspira Health Obligated Group	5.00%	7/1/2042	A2	1,215,000	1,228,560
New Jersey Health Care Facilities Financing Authority-Inspira Health Obligated Group	5.25%	7/1/2054	A2	1,720,000	1,788,747
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obligated Group	3.00%	7/1/2051	AA-	1,345,000	1,006,081
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obligated Group	4.00%	7/1/2051	AA-	1,500,000	1,408,994
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obligated Group	5.00%	7/1/2043	AA-	2,295,000	2,302,293
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obligated Group	5.25%	7/1/2054	AA-	1,500,000	1,566,222
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2048	BBB-	1,345,000	1,127,319
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2027	BBB-	100,000	100,301
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2035	BBB-	1,000,000	1,000,997
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2041	BBB-	3,135,000	3,124,026

194	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority-University Hospital (AG)	5.00%	7/1/2046	AA	$1,275,000	$1,276,952
Total					18,071,222

Housing 0.44%
New Jersey Economic Development Authority-Provident Group-Rowan Properties LLC	5.00%	1/1/2048	B1	250,000	242,497
New Jersey Housing & Mortgage Finance Agency (HUD)	3.15%	5/1/2053	AA-	100,000	72,945
Passaic County Improvement Authority NJ	4.00%	11/1/2051	Aa1	475,000	440,658
Total					756,100

Lease Obligations 7.07%
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.375%	1/1/2043	A-	1,710,000	1,711,780
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	A-	210,000	210,151
New Jersey Economic Development Authority-State Capitol Joint Management Commission	5.00%	6/15/2035	A1	1,100,000	1,151,709
New Jersey Economic Development Authority-State of New Jersey	5.00%	6/15/2042	A1	900,000	915,497
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%	6/15/2047	A1	540,000	545,021
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%	6/15/2048	A1	500,000	509,049
New Jersey Economic Development Authority-State of New Jersey Motor Vehicle Surcharge Revenue	4.00%	7/1/2034	Baa2	500,000	498,059
New Jersey Educational Facilities Authority-State of New Jersey	5.00%	9/1/2036	A1	545,000	548,171
New Jersey Educational Facilities Authority-State of New Jersey	5.50%	9/1/2033	A1	435,000	438,972
New Jersey Health Care Facilities Financing Authority-State of New Jersey	5.00%	10/1/2038	A1	520,000	533,101
New Jersey Transportation Trust Fund Authority-State of New Jersey	Zero Coupon	12/15/2031	A1	1,980,000	1,639,271

See Notes to Financial Statements.	195

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Transportation Trust Fund Authority-State of New Jersey	Zero Coupon	12/15/2038	A1	$1,120,000	$665,187
New Jersey Transportation Trust Fund Authority-State of New Jersey	4.00%	12/15/2039	A1	500,000	497,605
New Jersey Transportation Trust Fund Authority-State of New Jersey	4.25%	12/15/2038	A1	470,000	472,712
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	12/15/2039	A1	1,000,000	1,042,625
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2046	A1	800,000	833,366
Total					12,212,276

Other Revenue 1.80%
Casino Reinvestment Development Authority, Inc. NJ (AG)	4.00%	11/1/2044	AA	1,250,000	1,164,063
Casino Reinvestment Development Authority, Inc. NJ (AG)	5.00%	11/1/2041	AA	285,000	302,219
Casino Reinvestment Development Authority, Inc. NJ (AG)	5.00%	11/1/2044	AA	200,000	208,297
New Jersey Economic Development Authority-Bancroft Neurohealth Obligated Group	5.00%	6/1/2041	NR	415,000	411,926
Passaic County Improvement Authority-200 Hospital Plaza Corp. NJ	5.00%	5/1/2042	AA	750,000	759,248
Territory of Guam	5.00%	1/1/2036	Baa3	250,000	270,505
Total					3,116,258

Special Tax 0.36%
New Jersey Economic Development Authority-NJ Metromall Urban Renewal Inc	6.50%	4/1/2028	Baa2	299,414	307,307
New Jersey Infrastructure Bank	2.00%	9/1/2046	AAA	520,000	316,239
Total					623,546

Tax Revenue 3.80%
Casino Reinvestment Development Authority, Inc. NJ (AG)	5.00%	11/1/2035	AA	325,000	358,382
New Jersey Infrastructure Bank	5.00%	9/1/2049	AAA	800,000	837,955
New Jersey Transportation Trust Fund Authority-State of New Jersey	3.00%	6/15/2050	A1	550,000	402,146

196	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2031	NR	$235,000	$195,634
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2033	NR	699,000	538,235
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2051	NR	2,675,000	685,665
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	596,000	588,043
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	527,000	519,964
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	18,000	16,109
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	19,000	18,947
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	380,000	378,949
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	1,779,000	1,659,028
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%		7/1/2058	NR	149,000	137,788
Territory of Guam	4.00%		1/1/2042	Baa3	250,000	238,157
Total						6,575,002

Taxable Revenue-Water & Sewer 0.65%
Jersey City Municipal Utilities Authority Sewer Fund NJ (AG), (MUN GOVT GTD)	5.25%		10/15/2054	AA	500,000	519,390
New Jersey Economic Development Authority-New Jersey-American Water Co Inc AMT	3.75%	#(a)	11/1/2034	A+	600,000	602,272
Total						1,121,662

Tobacco 2.47%
Tobacco Settlement Financing Corp. NJ	5.00%		6/1/2046	BBB+	1,000,000	973,908
Tobacco Settlement Financing Corp. NJ	5.00%		6/1/2046	BB+	2,395,000	2,295,019
Tobacco Settlement Financing Corp. NJ	5.25%		6/1/2046	BBB+	1,000,000	996,843
Total						4,265,770

Transportation 42.60%
Delaware River & Bay Authority	4.00%		1/1/2044	A+	515,000	500,275
Delaware River & Bay Authority	5.00%		1/1/2049	A+	1,250,000	1,308,601

See Notes to Financial Statements.	197

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Delaware River Joint Toll Bridge Commission PA	3.00%	7/1/2049	A+	$1,025,000	$744,021
New Jersey Economic Development Authority-DRP Urban Renewal 4 LLC AMT†	6.375%	1/1/2035	NR	500,000	519,586
New Jersey Economic Development Authority-New Jersey Transit Corp	4.00%	11/1/2044	A1	275,000	260,315
New Jersey Economic Development Authority-NYNJ Link Borrower LLC (AG) AMT	5.125%	1/1/2039	AA	925,000	939,691
New Jersey Economic Development Authority-Port Newark Container Terminal LLC AMT	5.00%	10/1/2047	Baa2	1,590,000	1,574,722
New Jersey Transportation Trust Fund Authority(b)	5.00%	6/15/2055	A	2,500,000	2,548,314
New Jersey Transportation Trust Fund Authority-State of New Jersey	3.00%	6/15/2050	A1	750,000	549,239
New Jersey Transportation Trust Fund Authority-State of New Jersey	4.00%	6/15/2042	A1	435,000	425,699
New Jersey Transportation Trust Fund Authority-State of New Jersey	4.00%	6/15/2050	A1	1,080,000	975,662
New Jersey Transportation Trust Fund Authority-State of New Jersey	4.125%	6/15/2050	A1	1,100,000	1,013,539
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2035	A1	465,000	525,823
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2037	A1	1,000,000	1,110,465
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2042	A1	2,000,000	2,169,501
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2050	A1	1,500,000	1,543,223
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2055	A1	1,200,000	1,223,153
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%	6/15/2046	A1	385,000	405,149
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%	6/15/2050	A1	3,185,000	3,324,089
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%	6/15/2050	A1	3,005,000	3,150,172
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%	6/15/2055	A1	3,905,000	4,058,225

198	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority-State of New Jersey NJ	5.00%	6/15/2044	A1	$750,000	$797,190
New Jersey Turnpike Authority	4.00%	1/1/2043	AA-	610,000	602,425
New Jersey Turnpike Authority	4.00%	1/1/2048	AA-	1,000,000	951,781
New Jersey Turnpike Authority	5.00%	1/1/2035	AA-	660,000	753,258
New Jersey Turnpike Authority	5.00%	1/1/2036	AA-	1,050,000	1,193,975
New Jersey Turnpike Authority	5.00%	1/1/2042	AA-	270,000	288,823
New Jersey Turnpike Authority	5.00%	1/1/2044	AA-	835,000	892,688
New Jersey Turnpike Authority	5.00%	1/1/2045	AA-	1,750,000	1,857,783
New Jersey Turnpike Authority	5.00%	1/1/2046	AA-	1,250,000	1,311,070
New Jersey Turnpike Authority	5.25%	1/1/2050	AA-	2,850,000	3,024,233
New Jersey Turnpike Authority	5.25%	1/1/2052	AA-	2,110,000	2,200,201
New Jersey Turnpike Authority	5.25%	1/1/2054	AA-	2,800,000	2,920,439
New Jersey Turnpike Authority	5.25%	1/1/2055	AA-	660,000	691,180
Port Authority of New York & New Jersey	4.00%	9/1/2043	AA-	870,000	850,458
Port Authority of New York & New Jersey	5.00%	12/1/2035	AA-	500,000	566,231
Port Authority of New York & New Jersey	5.00%	1/15/2038	AA-	500,000	563,505
Port Authority of New York & New Jersey	5.00%	7/15/2045	AA-	500,000	535,125
Port Authority of New York & New Jersey	5.00%	7/15/2053	AA-	360,000	371,362
Port Authority of New York & New Jersey	5.00%	7/15/2053	AA-	500,000	515,780
Port Authority of New York & New Jersey	5.25%	10/15/2051	AA-	750,000	800,379
Port Authority of New York & New Jersey	5.25%	8/1/2052	AA-	1,330,000	1,391,301
Port Authority of New York & New Jersey AMT	4.00%	7/15/2041	AA-	1,000,000	930,615
Port Authority of New York & New Jersey AMT	5.00%	9/1/2032	AA-	555,000	611,964
Port Authority of New York & New Jersey AMT	5.00%	9/1/2034	AA-	605,000	672,973
Port Authority of New York & New Jersey AMT	5.00%	9/15/2034	AA-	415,000	426,709
Port Authority of New York & New Jersey AMT	5.00%	10/15/2035	AA-	1,500,000	1,670,619
Port Authority of New York & New Jersey AMT	5.00%	7/15/2036	AA-	635,000	687,601
Port Authority of New York & New Jersey AMT	5.00%	9/1/2036	AA-	750,000	779,638
Port Authority of New York & New Jersey AMT	5.00%	9/1/2036	AA-	970,000	1,057,527

See Notes to Financial Statements.	199

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Port Authority of New York & New Jersey AMT	5.00%	8/1/2037	AA-	$825,000	$879,339
Port Authority of New York & New Jersey AMT	5.00%	11/15/2041	AA-	600,000	603,946
Port Authority of New York & New Jersey AMT	5.00%	12/1/2044	AA-	500,000	518,520
Port Authority of New York & New Jersey AMT	5.00%	8/15/2046	AA-	750,000	801,423
Port Authority of New York & New Jersey AMT	5.25%	8/15/2056	AA-	2,500,000	2,653,889
South Jersey Port Corp.-South Jersey Port Corp NJ AMT	5.00%	1/1/2035	A2	860,000	876,713
South Jersey Port Corp.-South Jersey Port Corp NJ AMT	5.00%	1/1/2036	A2	1,010,000	1,027,829
South Jersey Port Corp. NJ AMT	5.00%	1/1/2048	A2	1,955,000	1,941,832
South Jersey Transportation Authority NJ	4.625%	11/1/2047	A-	450,000	450,630
South Jersey Transportation Authority NJ	5.25%	11/1/2052	A-	1,765,000	1,810,807
South Jersey Transportation Authority NJ (BAM)	4.00%	11/1/2050	AA	1,080,000	984,760
South Jersey Transportation Authority NJ (BAM)	5.00%	11/1/2039	AA	100,000	109,982
South Jersey Transportation Authority NJ (BAM)	5.00%	11/1/2041	AA	750,000	787,743
South Jersey Transportation Authority NJ (BAM)	5.00%	11/1/2045	AA	500,000	517,507
South Jersey Transportation Authority NJ (BAM)	5.25%	11/1/2052	AA	850,000	879,334
Total					73,630,551

Utilities 5.39%
Guam Government Waterworks Authority-Guam Waterworks Authority Water And Wastewater System	5.50%	7/1/2043	A-	995,000	1,072,550
Jersey City Municipal Utilities Authority Sewer Fund NJ (BAM)	5.75%	10/15/2055	AA	1,600,000	1,747,382
New Jersey Economic Development Authority-Middlesex Water Co AMT	4.00%	8/1/2059	A+	500,000	420,815
New Jersey Economic Development Authority-New Jersey Natural Gas Co	3.50%	4/1/2042	A1	1,680,000	1,495,451

200	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
New Jersey Economic Development Authority-New Jersey Natural Gas Co AMT	3.00%		8/1/2041	A1	$1,580,000	$1,311,822
New Jersey Economic Development Authority-New Jersey-American Water Co Inc AMT	2.20%	#(a)	10/1/2039	A+	500,000	471,027
New Jersey Economic Development Authority-UMM Energy Partners LLC AMT	4.75%		6/15/2032	Baa2	1,000,000	1,000,279
New Jersey Infrastructure Bank	2.125%		9/1/2046	NR	10,000	9,610
New Jersey Infrastructure Bank	2.125%		9/1/2046	Aaa	440,000	274,760
Passaic Valley Sewerage Commission NJ (AG)	3.00%		12/1/2038	AA	1,000,000	887,891
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	380,000	359,504
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2030	NR	250,000	263,804
Total						9,314,895
Total Municipal Bonds (cost $175,575,371)						171,052,590
Total Long-Term Investments (cost $175,575,371)						171,052,590

SHORT-TERM INVESTMENTS 0.75%

REPURCHASE AGREEMENTS 0.75%
Repurchase Agreement dated 3/31/2026, 3.250% due 4/1/2026 with Fixed Income Clearing Corp. collateralized by $1,309,300 of U.S. Treasury Note at 4.375% due 7/15/2027 value: $1,329,706; proceeds: $1,303,556 (cost $1,303,438)					1,303,438	1,303,438
Total Short-Term Investments (cost $1,303,438)						1,303,438
Total Investments in Securities 99.71% (cost $176,878,809)						172,356,028
Other Assets and Liabilities – Net(c) 0.29%						503,680
Net Assets 100.00%						$172,859,708

AG	AG Insured by Assured Guaranty, Inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by Build America Mutual.
GTD	Guaranteed.
HUD	Insured by Department of Housing and Urban Development.
NR	Not Rated.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2026.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2026, the total value of Rule 144A securities was $1,142,894, which represents 0.66% of net assets.

See Notes to Financial Statements.	201

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND March 31, 2026

(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Municipal Bonds Held in Trust-Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) to Financial Statements for details of Municipal Bonds Held in Trust.
(c)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at March 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	June 2026	24	Short	$(2,804,806)	$(2,733,000)	$71,806

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$171,052,590	$–	$171,052,590
Short-Term Investments
Repurchase Agreements	–	1,303,438	–	1,303,438
Total	$–	$172,356,028	$–	$172,356,028
Other Financial Instruments
Futures Contracts
Assets	$71,806	$–	$–	$71,806
Liabilities	–	–	–	–
Total	$71,806	$–	$–	$71,806

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in Trust (See Note 2(e)).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

202	See Notes to Financial Statements.

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 101.17%

MUNICIPAL BONDS 101.17%

Corporate-Backed 9.91%
Brooklyn Arena Local Development Corp.-Brooklyn Events Center LLC NY	Zero Coupon		7/15/2047	Ba1		$250,000	$83,835
Build NYC Resource Corp.-Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR		230,000	230,314
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AG)	3.00%		1/1/2046	AA		4,240,000	3,234,028
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		5/1/2050	AAA		1,535,000	1,578,133
New York Liberty Development Corp.	2.10%		11/15/2032	A+		2,790,000	2,446,598
New York Liberty Development Corp.	2.875%		11/15/2046	A+		7,355,000	5,422,389
New York Liberty Development Corp.-3 World Trade Center LLC†	5.00%		11/15/2044	NR		9,950,000	9,950,331
New York Liberty Development Corp.-3 World Trade Center LLC†	5.15%		11/15/2034	NR		750,000	750,089
New York Liberty Development Corp.-3 World Trade Center LLC†	7.25%		11/15/2044	NR		1,200,000	1,201,009
New York Liberty Development Corp.-Goldman Sachs Headquarters LLC	5.25%		10/1/2035	A2		7,215,000	8,204,805
New York Liberty Development Corp.-Goldman Sachs Headquarters LLC	5.50%		10/1/2037	A2		3,650,000	4,244,480
New York Liberty Development Corp.-One Bryant Park LLC	2.80%		9/15/2069	Baa1		4,630,000	4,325,505
New York State Energy Research & Development Authority-New York State Electric & Gas Corp	4.00%		4/1/2034	A-		2,030,000	2,064,070
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+		1,500,000	1,452,443
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	3.125%	#(a)	12/1/2044	B+		2,000,000	1,997,408
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+		1,000,000	1,047,823
New York Transportation Development Corp.-American Airlines Inc AMT	2.25%		8/1/2026	BB	(b)	55,000	54,834
New York Transportation Development Corp.-American Airlines Inc AMT	3.00%		8/1/2031	BB	(b)	3,500,000	3,330,360
New York Transportation Development Corp.-American Airlines Inc AMT	5.25%		8/1/2031	B+		1,025,000	1,066,178

See Notes to Financial Statements.	203

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp.-American Airlines Inc AMT	5.375%	8/1/2036	B+		$1,025,000	$1,058,090
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	10/1/2035	Baa2		1,000,000	1,042,542
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	4.00%	12/1/2038	Baa1		2,100,000	2,005,325
Niagara Area Development Corp.-Reworld Holding Corp NY AMT†	4.75%	11/1/2042	B-		1,750,000	1,541,920
Westchester County Local Development Corp.-Miriam Osborn Memorial Home Association Obligated Group NY	5.00%	7/1/2034	A	(b)	200,000	205,269
Total						58,537,778

Education 11.58%
Build NYC Resource Corp.-Kipp NYC Public Charter Schools NY	5.25%	7/1/2052	BBB-		1,250,000	1,248,280
Build NYC Resource Corp.-Manhattan College NY	5.00%	8/1/2033	BBB		1,125,000	1,133,253
Build NYC Resource Corp.-New York Law School	5.00%	7/1/2041	BBB-		1,175,000	1,132,109
Build NYC Resource Corp.-Nightingale-Bamford School NY	5.00%	7/1/2040	A3		4,500,000	4,876,710
Build NYC Resource Corp.-Packer Collegiate Institute NY	5.00%	6/1/2040	A2		1,690,000	1,691,771
Clinton County Capital Resource Corp.-Clinton-Essex-Warren-Washington Board of Cooperative Educational Services NY†	5.00%	7/1/2046	A+		1,000,000	1,024,086
Dutchess County Local Development Corp.-Bard College NY	5.00%	7/1/2045	BBB+		1,000,000	1,000,485
Dutchess County Local Development Corp.-Bard College NY	5.00%	7/1/2051	BBB+		1,000,000	973,560
Dutchess County Local Development Corp.-Culinary Institute of America NY	4.00%	7/1/2040	Baa1		425,000	403,688
Dutchess County Local Development Corp.-Culinary Institute of America NY	5.00%	7/1/2041	Baa1		200,000	200,158
Dutchess County Local Development Corp.-Culinary Institute of America NY	5.00%	7/1/2046	Baa1		275,000	274,981
Dutchess County Local Development Corp.-Marist College NY	5.00%	7/1/2043	A2		2,120,000	2,181,566
Dutchess County Local Development Corp.-Millbrook School NY	4.00%	9/1/2051	A		1,530,000	1,286,358

204	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Hempstead Town Local Development Corp.-Molloy College NY	5.00%	7/1/2034	BBB	$825,000	$835,060
Hempstead Town Local Development Corp.-Molloy College NY	5.00%	7/1/2037	BBB	630,000	635,724
Hempstead Town Local Development Corp.-Molloy College NY	5.00%	7/1/2039	BBB	555,000	558,844
New York City Industrial Development Agency-Yankee Stadium LLC NY (AG)	3.00%	3/1/2049	AA	2,050,000	1,502,499
New York State Dormitory Authority-Cornell University	5.50%	7/1/2054	Aa1	5,625,000	6,016,763
New York State Dormitory Authority-Icahn School of Medicine Mount Sinai	5.00%	7/1/2040	BBB	2,365,000	2,366,561
New York State Dormitory Authority-Iona University (AG)	5.50%	7/1/2044	AA	785,000	856,242
New York State Dormitory Authority-Iona University (AG)	5.50%	7/1/2045	AA	870,000	940,242
New York State Dormitory Authority-New School	4.00%	7/1/2047	Baa1	1,000,000	872,347
New York State Dormitory Authority-New School	4.00%	7/1/2052	Baa1	2,580,000	2,134,975
New York State Dormitory Authority-New School	5.00%	7/1/2045	Baa1	2,000,000	2,033,761
New York State Dormitory Authority-New York Institute of Technology	5.25%	7/1/2049	BBB	2,410,000	2,436,778
New York State Dormitory Authority-New York Institute of Technology	5.25%	7/1/2054	BBB	1,485,000	1,486,176
New York State Dormitory Authority-New York University	5.25%	7/1/2051	Aa2	5,000,000	5,219,018
New York State Dormitory Authority-Pace University	5.00%	5/1/2035	BBB-	2,000,000	2,179,943
New York State Dormitory Authority-Pace University	5.50%	5/1/2049	BBB-	3,250,000	3,367,264
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%	2/15/2041	NR	5,000	5,162
New York State Dormitory Authority-State University of New York Dormitory Facilities Revenue	5.25%	7/1/2055	Aa3	2,710,000	2,824,977
New York State Dormitory Authority-Yeshiva University	5.00%	7/15/2037	BBB-	1,000,000	1,030,680

See Notes to Financial Statements.	205

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority-Yeshiva University	5.00%		7/15/2042	BBB-		$1,530,000	$1,539,253
New York State Dormitory Authority (AG), (ST AID WITHHLDG)	5.00%		10/1/2040	AA		1,500,000	1,634,206
Onondaga Civic Development Corp.(c)	5.50%		12/1/2056	AA-		3,500,000	3,747,569
Onondaga Civic Development Corp.-Le Moyne College NY	4.00%		7/1/2041	Baa2		415,000	377,583
Onondaga Civic Development Corp.-Le Moyne College NY	5.00%		7/1/2046	Baa2		600,000	592,729
Troy Capital Resource Corp.-Rensselaer Polytechnic Institute NY	5.00%		8/1/2032	A3		1,495,000	1,498,376
Westchester County Local Development Corp.-Miriam Osborn Memorial Home Association Obligated Group NY	5.00%		7/1/2042	A	(b)	450,000	454,006
Westchester County Local Development Corp.-Sarah Lawrence College NY	4.00%		6/1/2030	BBB-		2,165,000	2,159,008
Westchester County Local Development Corp.-Sarah Lawrence College NY	4.00%		6/1/2033	BBB-		1,710,000	1,679,856
Total							68,412,607

General Obligation 9.29%
City of Long Beach NY GO (BAM)	5.25%		7/15/2035	AA		400,000	430,272
City of Long Beach NY GO (BAM)	5.25%		7/15/2036	AA		300,000	321,064
City of Long Beach NY GO (BAM)	5.25%		7/15/2037	AA		810,000	863,384
City of Long Beach NY GO (BAM)	5.25%		7/15/2042	AA		500,000	523,297
City of New York NY GO	4.125%		8/1/2053	AA		2,230,000	1,983,671
City of New York NY GO(d)	5.25%		2/1/2046	AA		2,000,000	2,140,255
City of New York NY GO	5.25%		3/1/2047	AA		1,645,000	1,723,280
City of New York NY GO	5.25%		3/1/2049	AA		2,500,000	2,604,650
City of New York NY GO	5.25%		2/1/2050	AA		1,500,000	1,567,744
City of New York NY GO	5.25%		8/1/2050	AA		2,000,000	2,086,399
City of New York NY GO	5.25%		10/1/2051	AA		3,000,000	3,129,793
City of New York NY GO	5.25%		2/1/2053	AA		500,000	519,319
City of New York NY GO	5.25%		3/1/2053	AA		2,500,000	2,584,546
City of New York NY GO	5.25%		10/1/2055	AA		4,135,000	4,288,835
City of New York NY GO(c)	5.25%		10/1/2055	Aa2		7,000,000	7,260,115
City of New York NY GO	5.50%		5/1/2044	AA		2,085,000	2,232,621
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR		727,957	488,641
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR		256,309	186,299

206	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation (continued)
Commonwealth of Puerto Rico GO	4.00%	7/1/2033	NR		$189,842	$189,624
Commonwealth of Puerto Rico GO	4.00%	7/1/2035	NR		234,642	231,377
Commonwealth of Puerto Rico GO	4.00%	7/1/2037	NR		146,457	141,547
Commonwealth of Puerto Rico GO	5.625%	7/1/2027	NR		209,517	213,585
Commonwealth of Puerto Rico GO	5.625%	7/1/2029	NR		206,118	217,703
Commonwealth of Puerto Rico GO	5.75%	7/1/2031	NR		215,202	235,067
County of Nassau NY GO	4.00%	4/1/2053	AA		2,140,000	1,920,590
Jefferson County Civic Facility Development Corp.-Samaritan Medical Center Obligated NY	5.00%	11/1/2037	BB		3,000,000	2,947,685
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	2/1/2051	AAA		3,750,000	3,384,409
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	11/1/2040	AAA		2,000,000	2,164,117
New York State Urban Development Corp.-State of New York Sales Tax Revenue	5.00%	3/15/2044	Aa1		3,000,000	3,192,566
New York State Urban Development Corp.-State of New York Sales Tax Revenue	5.00%	3/15/2050	Aa1		5,000,000	5,142,276
Total						54,914,731

Health Care 14.85%
Albany Capital Resource Corp.-Albany Medical Center Hospital Obligated Group NY	5.50%	5/1/2055	A		3,500,000	3,681,209
Brookhaven Local Development Corp.-Active Retirement Community Inc Obligated Group NY	4.00%	11/1/2045	BBB+	(b)	1,170,000	1,058,264
Brookhaven Local Development Corp.-Active Retirement Community Inc Obligated Group NY	4.00%	11/1/2055	BBB+	(b)	1,000,000	825,484
Brookhaven Local Development Corp.-Long Island Community Hospital at NYU Langone Health Obligated NY	3.375%	10/1/2040	A+		610,000	539,708
Broome County Local Development Corp.-United Health Services Hospitals Obligated Group NY (AG)	3.00%	4/1/2036	AA		1,030,000	951,266
Broome County Local Development Corp.-United Health Services Hospitals Obligated Group NY (AG)	3.00%	4/1/2037	AA		1,500,000	1,357,912
Buffalo & Erie County Industrial Land Development Corp.-Orchard Park CCRC Inc NY	5.00%	11/15/2037	BBB	(b)	1,000,000	1,000,734

See Notes to Financial Statements.	207

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Build NYC Resource Corp.-RiverSpring Health Senior Living Inc Obligated Group NY†	7.00%	12/15/2065	NR	$4,500,000	$4,486,608
Dutchess County Local Development Corp.-Nuvance Health Obligated Group NY	4.00%	7/1/2044	BBB+	1,250,000	1,132,151
Dutchess County Local Development Corp.-Nuvance Health Obligated Group NY	4.00%	7/1/2049	BBB+	3,620,000	3,119,976
Dutchess County Local Development Corp.-Nuvance Health Obligated Group NY	5.00%	7/1/2046	BBB+	2,000,000	1,946,211
Genesee County Funding Corp.-Monroe Sustainable Energy Partners LLC NY	5.50%	12/1/2055	BBB+	1,500,000	1,530,460
Genesee County Funding Corp.-Rochester Regional Health Obligated NY	5.25%	12/1/2052	BBB+	1,000,000	985,927
Monroe County Industrial Development Corp.-Rochester Regional Health Obligated Group NY	4.00%	12/1/2035	BBB+	600,000	591,204
Monroe County Industrial Development Corp.-Rochester Regional Health Obligated Group NY	4.00%	12/1/2036	BBB+	450,000	437,695
Monroe County Industrial Development Corp.-Rochester Regional Health Obligated Group NY	5.00%	12/1/2034	BBB+	250,000	250,972
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2027	A-	625,000	628,177
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2028	A-	2,045,000	2,055,523
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2033	A-	905,000	907,532
New York City Industrial Development Agency-Yankee Stadium LLC NY	3.00%	3/1/2049	Baa1	2,160,000	1,520,061
New York State Dormitory Authority-Catholic Health System Obligated Group	4.00%	7/1/2045	B	2,895,000	2,351,488
New York State Dormitory Authority-Catholic Health System Obligated Group	5.00%	7/1/2032	B	500,000	495,995
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2026	Ba3	1,000,000	1,000,264
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	Ba3	2,900,000	2,885,062

208	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority-Icahn School of Medicine Mount Sinai	5.00%	7/1/2033	BBB		$4,340,000	$4,346,529
New York State Dormitory Authority-Icahn School of Medicine Mount Sinai	5.00%	7/1/2034	BBB		1,750,000	1,752,424
New York State Dormitory Authority-Maimonides Medical Center (FHA)	3.00%	2/1/2050	AA+		1,000,000	725,311
New York State Dormitory Authority-Memorial Sloan-Kettering Cancer Center	5.25%	7/1/2054	AA-		1,000,000	1,048,697
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	8/1/2036	BBB-		475,000	449,982
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	8/1/2037	BBB-		1,820,000	1,701,580
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	8/1/2038	BBB-		1,540,000	1,420,811
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	9/1/2050	BBB-		5,500,000	4,648,700
New York State Dormitory Authority-Montefiore Obligated Group	5.00%	8/1/2035	BBB-		525,000	532,476
New York State Dormitory Authority-Montefiore Obligated Group	5.50%	11/1/2047	BBB-		1,000,000	1,029,760
New York State Dormitory Authority-Mount Sinai Hospital Obligated Group	5.25%	7/1/2050	BBB		2,000,000	1,984,323
New York State Dormitory Authority-Northwell Health Obligated Group	5.00%	5/1/2038	A-		1,005,000	1,071,153
New York State Dormitory Authority-Roswell Park Cancer Institute Corp Obligated Group (AG)	5.50%	7/1/2050	AA		2,100,000	2,243,270
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.25%	10/1/2049	BBB-		1,125,000	1,130,190
New York State Dormitory Authority-White Plains Hospital Obligated Group (AG)	5.50%	10/1/2054	AA		3,000,000	3,143,721
Niagara Area Development Corp.-Catholic Health System Obligated Group NY	5.00%	7/1/2052	B		1,000,000	893,115
Oneida County Local Development Corp.-Mohawk Valley Health System Obligated Group NY (AG)	4.00%	12/1/2049	AA		4,645,000	4,085,297
Onondaga Civic Development Corp.-Crouse Health Hospital Inc Obligated Group NY	5.125%	8/1/2044	B	(b)	1,250,000	1,183,828

See Notes to Financial Statements.	209

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Onondaga Civic Development Corp.-Crouse Health Hospital Inc Obligated Group NY	5.375%	8/1/2054	B	(b)	$500,000	$454,679
Southold Local Development Corp.-Peconic Landing at Southold Inc NY	5.00%	12/1/2045	BBB	(b)	1,000,000	999,928
Tompkins County Development Corp.-Kendal at Ithaca Inc NY	5.00%	7/1/2044	BBB+		920,000	920,256
Westchester County Health Care Corp Obligated Group NY	5.00%	11/1/2046	BB		3,030,000	2,783,016
Westchester County Health Care Corp Obligated Group NY	6.00%	11/1/2030	BB		95,000	95,005
Westchester County Health Care Corp Obligated Group NY	6.125%	11/1/2037	BB		40,000	39,995
Westchester County Health Care Corp Obligated Group NY (AG)	5.75%	11/1/2049	AA		4,295,000	4,584,729
Westchester County Health Care Corp Obligated Group NY (AG)	5.75%	11/1/2053	AA		1,640,000	1,734,547
Westchester County Health Care Corp Obligated Group NY (AG)	6.50%	11/1/2055	AA		3,000,000	3,315,428
Westchester County Local Development Corp.-New York Blood Center Inc	5.00%	7/1/2035	Baa1		1,510,000	1,632,772
Westchester County Local Development Corp.-New York Blood Center Inc	5.00%	7/1/2038	Baa1		950,000	1,009,048
Westchester County Local Development Corp.-QSH/Tarrytown LLC NY†	6.375%	12/1/2055	NR		1,040,000	1,053,948
Total						87,754,401

Housing 2.35%
New York City Housing Development Corp.-8 Spruce NY Owner LLC	4.375%	12/15/2031	Baa3		500,000	508,800
New York City Housing Development Corp.-8 Spruce NY Owner LLC	5.25%	12/15/2031	NR		2,250,000	2,309,694
New York City Housing Development Corp.-New York City Housing Development Corp NY	4.55%	11/1/2054	AA+		1,500,000	1,456,061
New York City Housing Development Corp. NY	3.35%	11/1/2065	AA+		1,270,000	910,282
New York State Dormitory Authority	5.00%	7/1/2048	Aa3		1,040,000	1,074,349
New York State Dormitory Authority	5.00%	7/1/2053	Aa3		2,090,000	2,128,526
New York State Housing Finance Agency	3.15%	11/1/2054	Aa2		1,000,000	715,122

210	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
New York State Housing Finance Agency-325 Kent LLC (FNMA)	3.95%	#(a)	11/1/2050	Aa1	$3,000,000	$3,027,495
Westchester County Local Development Corp.-Purchase Housing Corp II NY	5.00%		6/1/2047	BBB	1,815,000	1,724,509
Total						13,854,838

Other 0.41%
Build NYC Resource Corp.-Children’s Aid Society NY	4.00%		7/1/2049	A+	2,775,000	2,413,053

Other Revenue 2.31%
Battery Park City Authority NY	5.25%		11/1/2055	Aaa	2,000,000	2,104,722
Brooklyn Arena Local Development Corp.-Brooklyn Events Center LLC NY	5.00%		7/15/2042	Ba1	3,135,000	3,142,368
Build NYC Resource Corp.-Shefa School NY†	5.00%		6/15/2051	NR	1,315,000	1,171,852
Territory of Guam	5.25%		1/1/2037	Baa3	500,000	546,080
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2032	AA+	1,250,000	1,404,518
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2047	AA+	2,000,000	2,097,505
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.50%		5/15/2052	AA+	3,020,000	3,173,122
Total						13,640,167

Special Tax 3.03%
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AG)	3.00%		1/1/2040	AA	2,145,000	1,815,249
New York City Industrial Development Agency-Yankee Stadium LLC NY	4.00%		3/1/2045	Baa1	1,950,000	1,789,375
New York City Industrial Development Agency-Yankee Stadium LLC NY (AG)	Zero Coupon		3/1/2043	AA	425,000	190,457
New York City Industrial Development Agency-Yankee Stadium LLC NY (AG)	Zero Coupon		3/1/2044	AA	640,000	269,809
New York City Industrial Development Agency-Yankee Stadium LLC NY (AG)	Zero Coupon		3/1/2047	AA	385,000	133,251

See Notes to Financial Statements.	211

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
New York City Transitional Finance Authority(c)	5.50%	5/1/2052	AAA	$3,000,000	$3,193,701
New York City Transitional Finance Authority(c)	5.50%	5/1/2053	AAA	5,000,000	5,329,157
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	11/1/2037	AAA	1,370,000	1,505,814
New York Transportation Development Corp.(c)	6.00%	6/30/2050	Baa3	1,000,000	1,058,523
New York Transportation Development Corp.(c)	6.00%	6/30/2055	Baa3	2,500,000	2,625,552
Total					17,910,888

Tax Revenue 16.82%
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	5/1/2053	AAA	1,215,000	1,067,252
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2037	AAA	2,000,000	2,229,709
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2043	AAA	2,000,000	2,138,801
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2050	AAA	1,190,000	1,223,439
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	5/1/2051	AAA	3,000,000	3,127,411
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	2/1/2052	AAA	1,000,000	1,048,537
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	5/1/2052	AAA	3,000,000	3,142,733
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	5/1/2055	AAA	7,575,000	7,905,865
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	11/1/2055	AAA	2,750,000	2,875,044
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	5/1/2047	AAA	5,000,000	5,356,613
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	11/1/2049	AAA	3,000,000	3,209,637
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	2/1/2050	AAA	3,200,000	3,436,752
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	5/1/2050	AAA	1,500,000	1,608,759
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	11/1/2051	AAA	1,000,000	1,069,182

212	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York Convention Center Development Corp.-New York City Hotel Unit Fee Revenue NY	5.00%	11/15/2040	A2	$6,690,000	$6,693,633
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	4.00%	3/15/2045	Aa1	1,970,000	1,828,133
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%	3/15/2047	Aa1	5,500,000	5,751,216
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%	3/15/2054	Aa1	3,500,000	3,579,350
New York State Dormitory Authority-State of New York Personal Income Tax Revenue(c)	5.25%	3/15/2052	Aa1	3,500,000	3,648,368
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.25%	3/15/2056	Aa1	1,000,000	1,046,447
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.50%	3/15/2053	Aa1	5,500,000	5,883,718
New York State Dormitory Authority-State of New York Sales Tax Revenue	5.00%	3/15/2049	Aa1	3,620,000	3,748,496
New York State Dormitory Authority-State of New York Sales Tax Revenue	5.00%	3/15/2054	Aa1	4,500,000	4,615,264
New York State Dormitory Authority-State of New York Sales Tax Revenue	5.25%	3/15/2050	AA+	2,000,000	2,114,883
New York State Thruway Authority-State of New York Personal Income Tax Revenue	5.00%	3/15/2049	Aa1	2,165,000	2,242,139
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	708,000	589,399
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	779,000	599,835
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	7,476,000	1,916,273
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	2,510,000	2,476,489
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	1,189,000	1,173,126
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	64,000	57,277

See Notes to Financial Statements.	213

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	$250,000	$249,309
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	380,000	378,950
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	2,325,000	2,168,207
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	NR	180,000	166,455
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	1,922,000	1,829,984
Triborough Bridge & Tunnel Authority Real Estate Transfer Tax NY	5.00%	12/1/2050	A+	2,610,000	2,681,389
Triborough Bridge & Tunnel Authority Real Estate Transfer Tax NY	5.25%	12/1/2047	A+	4,250,000	4,514,552
Total					99,392,626

Taxable Revenue-Water & Sewer 1.06%
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.00%	6/15/2046	AA+	1,500,000	1,576,415
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.25%	6/15/2055	AA+	4,500,000	4,707,331
Total					6,283,746

Tobacco 2.10%
Erie Tobacco Asset Securitization Corp. NY	Zero Coupon	6/1/2055	NR	8,000,000	612,154
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR	20,000,000	500,480
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2061	NR	10,000,000	322,506
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	15,000,000	652,380
Nassau County Tobacco Settlement Corp. NY	5.125%	6/1/2046	CC	2,085,000	1,473,269
New York Counties Tobacco Trust IV	Zero Coupon	6/1/2060	NR	20,000,000	913,318
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon	8/15/2060	NR	10,575,000	740,309
Suffolk Tobacco Asset Securitization Corp. NY	Zero Coupon	6/1/2066	NR	7,700,000	653,054
TSASC, Inc. NY	5.00%	6/1/2034	BBB	1,000,000	1,014,220

214	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
TSASC, Inc. NY	5.00%		6/1/2035	BBB		$300,000	$303,945
TSASC, Inc. NY	5.00%		6/1/2036	BBB		100,000	101,167
TSASC, Inc. NY	5.00%		6/1/2041	BBB		545,000	548,461
TSASC, Inc. NY	5.00%		6/1/2048	NR		3,300,000	3,027,269
Westchester Tobacco Asset Securitization Corp. NY	5.125%		6/1/2051	B-		1,845,000	1,547,117
Total							12,409,649

Transportation 22.84%
Build NYC Resource Corp.-TRIPS Obligated Group NY AMT	5.50%		7/1/2050	BBB+		3,100,000	3,195,531
Metropolitan Transportation Authority NY	4.00%		11/15/2048	A		1,750,000	1,538,325
Metropolitan Transportation Authority NY	4.00%		11/15/2051	A		3,200,000	2,725,663
Metropolitan Transportation Authority NY	5.00%		11/15/2043	A		1,000,000	1,060,177
Metropolitan Transportation Authority NY	5.00%	#(a)	11/15/2045	A2		3,030,000	3,233,150
Metropolitan Transportation Authority NY	5.00%		11/15/2046	A		1,250,000	1,253,685
Metropolitan Transportation Authority NY	5.00%		11/15/2050	A		4,340,000	4,369,103
Metropolitan Transportation Authority NY	5.25%		11/15/2049	A		4,355,000	4,502,394
Metropolitan Transportation Authority NY	5.25%		11/15/2055	A		1,000,000	1,013,285
Metropolitan Transportation Authority NY	5.25%		11/15/2055	A		3,465,000	3,548,373
Metropolitan Transportation Authority NY	5.50%		11/15/2047	A		3,135,000	3,324,814
New York City Transitional Development Corp.-JFK NTO LLC NY AMT	5.375%		6/30/2060	Baa3		6,945,000	6,894,624
New York State Thruway Authority	4.00%		1/1/2044	Aa3		1,120,000	1,092,076
New York State Thruway Authority	5.00%		1/1/2051	A1		1,500,000	1,536,846
New York State Thruway Authority	5.25%		1/1/2056	A1		3,250,000	3,378,449
New York Transportation Development Corp.-Delta Air Lines Inc AMT	4.00%		1/1/2036	Baa2		3,625,000	3,571,715
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2036	Baa2		3,370,000	3,423,073
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		10/1/2040	Baa2		4,645,000	4,712,894
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.625%		4/1/2040	Baa2		1,500,000	1,577,055
New York Transportation Development Corp.-Delta Air Lines Inc AMT	6.00%		4/1/2035	Baa2		1,500,000	1,645,679
New York Transportation Development Corp.-Empire State Thruway Partners LLC AMT	4.00%		10/31/2041	BBB-	(b)	860,000	820,315

See Notes to Financial Statements.	215

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp.-Empire State Thruway Partners LLC AMT	4.00%	10/31/2046	BBB-	(b)	$1,500,000	$1,343,049
New York Transportation Development Corp.-Empire State Thruway Partners LLC AMT	4.00%	4/30/2053	BBB-	(b)	5,910,000	5,028,629
New York Transportation Development Corp.-JFK International Air Terminal LLC	4.00%	12/1/2042	Baa1		1,800,000	1,685,971
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	4.00%	12/1/2039	Baa1		345,000	325,770
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	4.00%	12/1/2040	Baa1		1,450,000	1,352,789
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	4.00%	12/1/2041	Baa1		2,950,000	2,734,315
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	5.00%	12/1/2042	Baa1		1,055,000	1,085,286
New York Transportation Development Corp.-JFK Millennium Partners LLC AMT	5.50%	12/31/2060	BBB-		15,000,000	15,090,434
New York Transportation Development Corp.-JFK NTO LLC AMT	5.25%	6/30/2049	Baa3		2,500,000	2,500,950
New York Transportation Development Corp.-JFK NTO LLC AMT	5.50%	6/30/2060	Baa3		5,380,000	5,391,845
New York Transportation Development Corp.-JFK NTO LLC AMT	6.00%	6/30/2054	Baa3		10,000,000	10,363,824
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2041	Baa2		2,550,000	2,327,817
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2046	Baa2		2,315,000	1,983,566
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2		13,805,000	13,805,416
Port Authority of New York & New Jersey AMT	5.00%	8/15/2048	AA-		3,500,000	3,683,709
Port Authority of New York & New Jersey AMT	5.50%	8/1/2052	AA-		4,225,000	4,413,443
Triborough Bridge & Tunnel Authority NY	5.25%	11/15/2050	AA-		3,240,000	3,410,530
Total						134,944,569

216	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities 4.62%
Chautauqua County Capital Resource Corp.-NRG Energy Inc NY	4.25%	#(a)	4/1/2042	BBB-	$1,000,000	$1,015,996
Guam Government Waterworks Authority-Guam Waterworks Authority Water And Wastewater System	5.50%		7/1/2043	A-	250,000	269,485
Guam Government Waterworks Authority-Guam Waterworks Authority Water And Wastewater System	5.50%		7/1/2045	A-	1,000,000	1,063,145
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	4.125%		6/15/2047	AA+	2,000,000	1,886,916
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY(d)	5.00%		6/15/2046	AA+	1,000,000	1,058,384
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.25%		6/15/2048	AA+	2,050,000	2,158,735
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.25%		6/15/2053	AA+	3,000,000	3,122,086
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.25%		6/15/2055	AA+	6,000,000	6,288,397
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.50%		6/15/2056	AA+	3,000,000	3,214,884
New York Energy Finance Development Corp.	5.00%	#(a)	7/1/2056	A1	5,000,000	5,107,823
New York Power Authority	4.00%		11/15/2050	Aa1	1,000,000	898,379
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	700,000	662,245
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2030	NR	500,000	527,607
Total						27,274,082
Total Municipal Bonds (cost $619,353,329)						597,743,135
Total Long-Term Investments (cost $619,353,329)						597,743,135

See Notes to Financial Statements.	217

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2026

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.61%

VARIABLE RATE DEMAND NOTES 0.36%

General Obligation 0.19%
City of New York NY GO	2.850%	4/1/2026	10/1/2046	AA	$600,000	$600,000
City of New York NY GO	2.900%	4/1/2026	4/1/2042	AA	500,000	500,000
Total						1,100,000

Utilities 0.17%
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	2.700%	4/15/2026	6/15/2050	AA+	1,000,000	1,000,000
Total Variable Rate Demand Notes (cost $2,100,000)						2,100,000

REPURCHASE AGREEMENTS 0.25%
Repurchase Agreement dated 3/31/2026, 3.250% due 4/1/2026 with Fixed Income Clearing Corp. collateralized by $1,497,300 of U. S. Treasury Note at 4.375% due 7/15/2027 value: $1,520,606; proceeds: $1,490,761 (cost $1,490,626)					1,490,626	1,490,626
Total Short-Term Investments (cost $3,590,626)						3,590,626
Total Investments in Securities 101.78% (cost $622,943,955)						601,333,761
Other Assets and Liabilities – Net(f) (1.78)%						(10,497,299)
Net Assets 100.00%						$590,836,462

AG	AG Insured by Assured Guaranty, Inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by Build America Mutual.
FHA	Insured by Federal Housing Administration.
FNMA	Federal National Mortgage Association.
NR	Not Rated.
SIFMA	Insured by Securities Industry and Financial Markets Association.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2026, the total value of Rule 144A securities was $32,546,304, which represents 5.51% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2026.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Municipal Bonds Held in Trust-Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) to Financial Statements for details of Municipal Bonds Held in Trust.
(d)	Securities purchased on a when-issued basis (See Note 2(h)).

218	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND March 31, 2026

(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at March 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U. S. Long Bond	June 2026	87	Short	$(10,167,475)	$(9,907,125)	$260,350

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$597,743,135	$–	$597,743,135
Short-Term Investments
Variable Rate Demand Notes	–	2,100,000	–	2,100,000
Repurchase Agreements	–	1,490,626	–	1,490,626
Total	$–	$601,333,761	$–	$601,333,761
Other Financial Instruments
Futures Contracts
Assets	$260,350	$–	$–	$260,350
Liabilities	–	–	–	–
Total	$260,350	$–	$–	$260,350

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in Trust (See Note 2(e)).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	219

Statements of Assets and Liabilities (unaudited)

March 31, 2026

	Short Duration	Intermediate	National
ASSETS:
Investments in securities, at cost	$1,736,978,083	$5,495,709,188	$5,081,328,988
Investments in securities, at fair value	$1,736,675,131	$5,489,002,829	$5,034,178,934
Cash	299	14,968	47,073
Deposits with brokers for futures collateral	–	–	1,801,900
Receivables:
Interest	17,808,664	73,087,108	69,923,470
Capital shares sold	5,686,077	18,087,495	19,480,826
Investment securities sold	1,097,822	3,404,690	5,390,151
From advisor (See Note 4)	13,632	–	–
Prepaid expenses	47,294	165,849	201,890
Total assets	1,761,328,919	5,583,762,939	5,131,024,244
LIABILITIES:
Payables:
Investment securities purchased	34,596,612	80,029,970	59,844,734
Capital shares reacquired	3,448,266	9,140,857	11,333,129
Management fee	497,441	1,785,870	1,568,818
Directors’ fees	232,633	606,239	499,592
12b-1 distribution plan	175,274	650,151	633,392
Fund administration	58,522	187,113	164,734
Trust certificates (See Note 2(e))	–	10,550,000	224,150,000
Interest expense and fees	–	101,262	1,642,472
Variation margin for futures contracts	–	–	182,579
Distributions payable	4,081,393	16,288,459	16,518,470
Accrued expenses	170,006	563,938	433,624
Total liabilities	43,260,147	119,903,859	316,971,544
Commitments and contingent liabilities (See Note 2(e))	–	–	–
NET ASSETS	$1,718,068,772	$5,463,859,080	$4,814,052,700
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,819,779,244	$5,874,138,604	$5,286,400,956
Total distributable earnings/(loss)	(101,710,472)	(410,279,524)	(472,348,256)
Net Assets	$1,718,068,772	$5,463,859,080	$4,814,052,700

220	See Notes to Financial Statements.

High Income	Short Duration High Income	California	New Jersey	New York

$4,606,811,300	$2,800,029,768	$736,338,852	$176,878,809	$622,943,955
$4,475,009,312	$2,794,243,191	$727,341,328	$172,356,028	$601,333,761
209	1,077,511	7	–	–
–	2,086,275	203,500	88,800	321,900

77,042,989	43,341,859	9,471,413	2,131,112	8,284,620
22,495,757	14,401,491	2,968,885	1,090,702	1,862,342
6,294,827	7,109,001	–	–	–
–	–	–	–	–
114,751	172,387	37,913	27,749	35,500
4,580,957,845	2,862,431,715	740,023,046	175,694,391	611,838,123

19,145,455	45,942,986	14,593,292	151,129	3,193,735
10,904,548	9,207,896	1,255,987	359,765	808,172
1,612,993	768,224	269,646	66,163	225,715
415,239	103,339	79,135	21,547	75,154
376,220	162,808	90,230	28,980	98,436
148,560	94,742	23,968	5,881	20,064
172,915,000	7,500,000	16,000,000	1,665,000	14,500,000
1,418,190	71,987	140,879	12,323	122,327
–	233,455	20,594	9,000	32,599
18,264,011	10,204,058	2,144,206	475,293	1,838,259
510,446	279,610	97,056	39,602	87,200
225,710,662	74,569,105	34,714,993	2,834,683	21,001,661

–	–	–	–	–
$4,355,247,183	$2,787,862,610	$705,308,053	$172,859,708	$590,836,462

$5,105,623,611	$2,915,236,672	$759,588,870	$182,122,551	$640,192,437
(750,376,428)	(127,374,062)	(54,280,817)	(9,262,843)	(49,355,975)
$4,355,247,183	$2,787,862,610	$705,308,053	$172,859,708	$590,836,462

See Notes to Financial Statements.	221

Statements of Assets and Liabilities (unaudited)(concluded)

March 31, 2026

	Short Duration	Intermediate	National

Net Assets by class:
Class A Shares	$782,991,454	$1,978,624,385	$2,629,017,227
Class C Shares	$14,571,277	$41,412,859	$46,376,271
Class F Shares	$18,302,100	$62,251,277	$44,409,156
Class F3 Shares	$276,026,929	$399,138,224	$549,318,481
Class I Shares	$626,177,012	$2,982,432,335	$1,544,931,565
Outstanding shares by class:*
Class A Shares	51,855,774	193,793,963	257,569,864
Class C Shares	965,075	4,061,175	4,538,984
Class F Shares	1,211,983	6,099,908	4,355,490
Class F3 Shares	18,273,741	39,076,275	53,844,716
Class I Shares	41,458,151	292,135,702	151,452,353
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):**
Class A Shares-Net asset value	$15.10	$10.21	$10.21
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%, 2.25%, 2.25%, 2.25%, 2.25%, 2.25%, 2.25% and 2.25%, respectively)	$15.45	$10.45	$10.45
Class C Shares-Net asset value	$15.10	$10.20	$10.22
Class F Shares-Net asset value	$15.10	$10.21	$10.20
Class F3 Shares-Net asset value	$15.11	$10.21	$10.20
Class I Shares-Net asset value	$15.10	$10.21	$10.20

*	Lord Abbett Municipal Income Fund, Inc. has 11,757,501,500 authorized shares of capital stock (par value $. 001), which are designated as follows: 1,950,001,500 to Short Duration, 2,445,000,000 to Intermediate, 1,250,000,000 to National, 1,987,500,000 to High Income, 1,950,000,000 to Short Duration High Income, 450,000,000 to California, 525,000,000 to New Jersey, 450,000,000 to New York and 750,000,000 shares of unclassified remaining.
**	Net asset value may not recalculate due to rounding of fractional shares.

222	See Notes to Financial Statements.

High Income	Short Duration High Income	California	New Jersey	New York

$2,045,315,840	$806,581,674	$449,637,863	$127,140,737	$407,390,192
$99,622,542	$32,403,660	$13,032,109	$–	$13,590,150
$40,075,233	$8,449,079	$2,175,333	$1,930,015	$9,199,114
$207,888,712	$105,960,557	$76,941,778	$2,941,491	$6,178,430
$1,962,344,856	$1,834,467,640	$163,520,970	$40,847,465	$154,478,576

193,896,086	57,064,574	45,429,882	27,179,525	39,146,969
9,441,211	2,292,251	1,316,101	–	1,307,559
3,795,937	597,781	219,834	412,377	883,192
19,745,326	7,496,193	7,776,367	628,075	593,449
186,375,835	129,783,120	16,532,015	8,724,569	14,837,061

$10.55	$14.13	$ 9.90	$4.68	$10.41

$10.79	$14.46	$10.13	$4.79	$10.65
$10.55	$14.14	$ 9.90	$ –	$10.39
$10.56	$14.13	$ 9.90	$4.68	$10.42
$10.53	$14.14	$ 9.89	$4.68	$10.41
$10.53	$14.13	$ 9.89	$4.68	$10.41

See Notes to Financial Statements.	223

Statements of Operations (unaudited)

For the Six Months Ended March 31, 2026

	Short Duration	Intermediate	National
Investment income:
Interest and other	$28,864,027	$112,820,262	$117,978,771
Expenses:
Management fee	2,859,490	10,224,917	9,254,972
12b-1 distribution plan–Class A	774,077	1,970,030	2,639,218
12b-1 distribution plan–Class C	63,381	184,865	202,953
12b-1 distribution plan–Class F	9,615	31,879	23,254
Shareholder servicing	373,147	1,555,220	1,033,794
Fund administration	336,411	1,068,836	972,232
Registration	116,020	143,762	217,269
Directors’ fees	28,520	88,934	81,317
Professional	27,488	44,692	46,296
Reports to shareholders	26,853	105,905	62,669
Custody	8,453	24,068	22,938
Interest expense and fees (See Note 2(e))	–	181,113	2,925,680
Other	72,631	88,273	85,443
Gross expenses	4,696,086	15,712,494	17,568,035
Fees waived and expenses reimbursed (See Note 4)	(118,379)	(24,068)	(22,938)
Net expenses	4,577,707	15,688,426	17,545,097
Net investment income	24,286,320	97,131,836	100,433,674
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	1,227,590	15,508,397	(5,184,311)
Net realized gain/(loss) on futures contracts	–	–	(2,107,284)
Net change in unrealized appreciation/(depreciation) on investments	(13,071,771)	(42,071,918)	(37,266,378)
Net change in unrealized appreciation/(depreciation) on futures contracts	–	–	3,013,064
Net realized and unrealized gain/(loss)	(11,844,181)	(26,563,521)	(41,544,909)
Net Increase in Net Assets Resulting From Operations	$12,442,139	$70,568,315	$58,888,765

224	See Notes to Financial Statements.

High Income	Short Duration High Income	California	New Jersey	New York

$125,571,244	$63,977,947	$15,483,832	$3,468,626	$13,267,373

9,279,507	4,165,340	1,554,845	379,700	1,323,662
2,015,565	727,180	440,013	126,297	410,253
425,063	129,280	55,198	–	62,510
20,988	4,456	1,430	953	4,454
1,148,895	647,846	114,278	32,244	124,396
853,156	511,727	138,209	33,751	117,659
116,158	138,891	41,860	32,384	40,644
70,854	39,975	11,491	2,766	10,014
45,524	36,631	24,128	20,820	24,358
63,476	27,625	9,175	5,321	10,293
19,567	12,574	4,205	1,985	3,955
2,490,646	128,754	182,925	19,657	195,282
71,020	75,075	63,615	17,111	55,925
16,620,419	6,645,354	2,641,372	672,989	2,383,405
(19,570)	(12,574)	(4,205)	(3,370)	(3,955)
16,600,849	6,632,780	2,637,167	669,619	2,379,450
108,970,395	57,345,167	12,846,665	2,799,007	10,887,923

3,900,131	2,720,938	(652,859)	(108,462)	(1,871,434)
–	(1,392,213)	(237,086)	(36,260)	(286,975)

(47,121,272)	(32,747,158)	(4,687,972)	59,739	(954,286)

–	2,702,721	339,405	98,929	456,242
(43,221,141)	(28,715,712)	(5,238,512)	13,946	(2,656,453)
$65,749,254	$28,629,455	$7,608,153	$2,812,953	$8,231,470

See Notes to Financial Statements.	225

Statements of Changes in Net Assets

	Short Duration
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2026 (unaudited)	For the Year Ended September 30, 2025
Operations:
Net investment income	$24,286,320	$46,916,066
Net realized gain/(loss)	1,227,590	(2,094,196)
Net change in unrealized appreciation/(depreciation)	(13,071,771)	2,791,191
Net increase (decrease) in net assets resulting from operations	12,442,139	47,613,061
Distributions to Shareholders:(1)
Class A	(10,723,339)	(20,979,951)
Class C	(161,715)	(349,355)
Class F	(275,853)	(654,723)
Class F3	(4,062,983)	(7,717,202)
Class I	(8,967,425)	(17,001,400)
Total distribution to shareholders	(24,191,315)	(46,702,631)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	320,649,083	649,135,818
Reinvestment of distributions	19,161,174	36,347,375
Cost of shares reacquired	(255,933,467)	(601,683,929)
Net increase in net assets resulting from capital share transactions	83,876,790	83,799,264
Net increase in net assets	72,127,614	84,709,694
NET ASSETS:
Beginning of period	$1,645,941,158	$1,561,231,464
End of period	$1,718,068,772	$1,645,941,158

(1)	Refer to Note 5 in the Notes to Financial Statements for the tax character of distributions.

226	See Notes to Financial Statements.

Intermediate		National
For the Six Months Ended March 31, 2026 (unaudited)	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026 (unaudited)	For the Year Ended September 30, 2025

$97,131,836	$177,609,043	$100,433,674	$184,225,967
15,508,397	(7,703,082)	(7,291,595)	(39,579,916)
(42,071,918)	(60,039,625)	(34,253,314)	(149,628,803)
70,568,315	109,866,336	58,888,765	(4,982,752)

(34,133,160)	(64,789,881)	(52,228,584)	(100,504,162)
(639,907)	(1,551,880)	(816,036)	(1,791,140)
(1,135,933)	(2,661,477)	(941,427)	(2,196,221)
(7,106,593)	(12,173,781)	(11,424,893)	(20,922,673)
(52,887,421)	(94,269,155)	(32,919,958)	(55,385,186)
(95,903,014)	(175,446,174)	(98,330,898)	(180,799,382)

912,891,919	1,680,661,072	744,190,207	1,655,040,069
71,969,723	132,698,117	88,878,204	166,428,284
(682,817,236)	(1,518,164,782)	(783,964,327)	(1,590,520,994)

302,044,406	295,194,407	49,104,084	230,947,359
276,709,707	229,614,569	9,661,951	45,165,225

$5,187,149,373	$4,957,534,804	$4,804,390,749	$4,759,225,524
$5,463,859,080	$5,187,149,373	$4,814,052,700	$4,804,390,749

See Notes to Financial Statements.	227

Statements of Changes in Net Assets (continued)

	High Income
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2026 (unaudited)	For the Year Ended September 30, 2025
Operations:
Net investment income	$108,970,395	$198,914,790
Net realized gain/(loss)	3,900,131	(18,299,519)
Net change in unrealized appreciation/(depreciation)	(47,121,272)	(187,644,892)
Net increase (decrease) in net assets resulting from operations	65,749,254	(7,029,621)
Distributions to Shareholders:(1)
Class A	(49,285,709)	(92,964,476)
Class C	(2,174,770)	(4,620,201)
Class F	(1,044,533)	(3,035,918)
Class F3	(5,155,134)	(8,840,528)
Class I	(48,567,882)	(84,412,663)
Total distribution to shareholders	(106,228,028)	(193,873,786)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	929,703,200	1,554,595,024
Reinvestment of distributions	97,326,130	176,188,272
Cost of shares reacquired	(772,090,126)	(1,487,806,659)
Net increase in net assets resulting from capital share transactions	254,939,204	242,976,637
Net increase in net assets	214,460,430	42,073,230
NET ASSETS:
Beginning of period	$4,140,786,753	$4,098,713,523
End of period	$4,355,247,183	$4,140,786,753

(1)	Refer to Note 5 in the Notes to Financial Statements for the tax character of distributions.

228	See Notes to Financial Statements.

Short Duration High Income		California
For the Six Months Ended March 31, 2026 (unaudited)	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026 (unaudited)	For the Year Ended September 30, 2025

$57,345,167	$79,203,151	$12,846,665	$23,689,749
1,328,725	(3,414,195)	(889,945)	(4,336,267)
(30,044,437)	(8,894,949)	(4,348,567)	(20,624,313)
28,629,455	66,894,007	7,608,153	(1,270,831)

(15,350,854)	(21,014,951)	(7,889,558)	(14,532,288)
(529,489)	(804,767)	(193,285)	(447,660)
(191,609)	(471,182)	(52,215)	(287,731)
(2,084,471)	(2,843,149)	(1,369,778)	(2,310,197)
(37,551,363)	(51,908,278)	(3,092,880)	(5,698,561)
(55,707,786)	(77,042,327)	(12,597,716)	(23,276,437)

903,366,937	1,425,037,379	137,043,094	217,656,925
51,731,391	71,824,132	11,538,135	21,462,105
(478,591,712)	(669,403,037)	(111,106,898)	(209,369,702)

476,506,616	827,458,474	37,474,331	29,749,328
449,428,285	817,310,154	32,484,768	5,202,060

$2,338,434,325	$1,521,124,171	$672,823,285	$667,621,225
$2,787,862,610	$2,338,434,325	$705,308,053	$672,823,285

See Notes to Financial Statements.	229

Statements of Changes in Net Assets (concluded)

	New Jersey
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2026 (unaudited)	For the Year Ended September 30, 2025
Operations:
Net investment income	$2,799,007	$4,905,083
Net realized gain/(loss)	(144,722)	(270,136)
Net change in unrealized appreciation/(depreciation)	158,668	(4,075,555)
Net increase (decrease) in net assets resulting from operations	2,812,953	559,392
Distributions to Shareholders:(1)
Class A	(2,049,825)	(3,597,221)
Class C	–	–
Class F	(31,873)	(80,258)
Class F3	(46,309)	(87,215)
Class I	(653,556)	(1,117,766)
Total distribution to shareholders	(2,781,563)	(4,882,460)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	26,785,271	60,083,925
Reinvestment of distributions	2,272,929	3,978,351
Cost of shares reacquired	(17,366,316)	(38,973,583)
Net increase in net assets resulting from capital share transactions	11,691,884	25,088,693
Net increase in net assets	11,723,274	20,765,625
NET ASSETS:
Beginning of period	$161,136,434	$140,370,809
End of period	$172,859,708	$161,136,434

(1)	Refer to Note 5 in the Notes to Financial Statements for the tax character of distributions.

230	See Notes to Financial Statements.

New York
For the Six Months Ended March 31, 2026 (unaudited)	For the Year Ended September 30, 2025

$10,887,923	$20,186,071
(2,158,409)	(4,514,423)
(498,044)	(17,434,653)
8,231,470	(1,763,005)

(7,432,570)	(13,960,802)
(218,626)	(446,712)
(166,047)	(311,374)
(119,311)	(213,878)
(2,839,137)	(5,069,136)
(10,775,691)	(20,001,902)

93,279,834	191,744,135
9,672,213	17,845,399
(94,359,297)	(173,592,627)

8,592,750	35,996,907
6,048,529	14,232,000

$584,787,933	$570,555,933
$590,836,462	$584,787,933

See Notes to Financial Statements.	231

Financial Highlights

SHORT DURATION TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)		Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2026(c)	$15.20	$0.21	$(0.10)		$0.11	$(0.21)	$15.10
9/30/2025	15.21	0.43	(0.01	)(f)	0.42	(0.43)	15.20
9/30/2024	14.81	0.43	0.40		0.83	(0.43)	15.21
9/30/2023	14.78	0.32	0.03		0.35	(0.32)	14.81
9/30/2022	15.84	0.15	(1.06)		(0.91)	(0.15)	14.78
9/30/2021	15.80	0.15	0.04		0.19	(0.15)	15.84
Class C
3/31/2026(c)	15.20	0.16	(0.10)		0.06	(0.16)	15.10
9/30/2025	15.20	0.34	(0.01	)(f)	0.33	(0.33)	15.20
9/30/2024	14.81	0.34	0.39		0.73	(0.34)	15.20
9/30/2023	14.78	0.23	0.03		0.26	(0.23)	14.81
9/30/2022	15.84	0.05	(1.05)		(1.00)	(0.06)	14.78
9/30/2021	15.80	0.05	0.04		0.09	(0.05)	15.84
Class F
3/31/2026(c)	15.20	0.22	(0.10)		0.12	(0.22)	15.10
9/30/2025	15.21	0.45	(0.02	)(f)	0.43	(0.44)	15.20
9/30/2024	14.81	0.45	0.39		0.84	(0.44)	15.21
9/30/2023	14.79	0.30	0.05		0.35	(0.33)	14.81
9/30/2022	15.85	0.16	(1.05)		(0.89)	(0.17)	14.79
9/30/2021	15.80	0.16	0.05		0.21	(0.16)	15.85
Class F3
3/31/2026(c)	15.21	0.23	(0.10)		0.13	(0.23)	15.11
9/30/2025	15.21	0.47	–	(g)	0.47	(0.47)	15.21
9/30/2024	14.81	0.47	0.39		0.86	(0.46)	15.21
9/30/2023	14.79	0.35	0.02		0.37	(0.35)	14.81
9/30/2022	15.85	0.19	(1.06)		(0.87)	(0.19)	14.79
9/30/2021	15.80	0.18	0.06		0.24	(0.19)	15.85
Class I
3/31/2026(c)	15.21	0.23	(0.11)		0.12	(0.23)	15.10
9/30/2025	15.21	0.46	–	(g)	0.46	(0.46)	15.21
9/30/2024	14.81	0.46	0.40		0.86	(0.46)	15.21
9/30/2023	14.79	0.35	0.02		0.37	(0.35)	14.81
9/30/2022	15.85	0.20	(1.08)		(0.88)	(0.18)	14.79
9/30/2021	15.80	0.18	0.05		0.23	(0.18)	15.85

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the period ended September 30, 2025, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(g)	Amount less than $0.01.

232	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.72	(d)	0.65	(e)	0.67	(e)	2.78	(e)	$782,991	35	(d)
2.81		0.65		0.67		2.86		756,482	64
5.67		0.65		0.66		2.87		764,412	66
2.29		0.65		0.66		2.12		758,931	59
(5.68)		0.65		0.65		0.99		875,792	43
1.20		0.65		0.65		0.93		1,067,651	26

0.40	(d)	1.29	(e)	1.30	(e)	2.14	(e)	14,571	35	(d)
2.24		1.28		1.29		2.23		15,784	64
4.96		1.26		1.27		2.26		15,740	66
1.74		1.26		1.27		1.51		17,796	59
(6.34)		1.29		1.29		0.35		23,284	43
0.54		1.30		1.31		0.30		31,450	26

0.77	(d)	0.55	(e)	0.56	(e)	2.88	(e)	18,302	35	(d)
2.91		0.55		0.57		2.95		20,013	64
5.77		0.55		0.56		2.97		27,240	66
2.39		0.55		0.56		2.03		33,367	59
(5.65)		0.55		0.55		1.01		246,974	43
1.36		0.55		0.55		1.03		736,826	26

0.84	(d)	0.41	(e)	0.41	(e)	3.02	(e)	276,027	35	(d)
3.13		0.41		0.42		3.10		265,511	64
5.92		0.41		0.41		3.11		246,042	66
2.54		0.41		0.42		2.35		264,658	59
(5.52)		0.41		0.41		1.25		361,359	43
1.50		0.42		0.42		1.16		331,257	26

0.76	(d)	0.45	(e)	0.47	(e)	2.98	(e)	626,177	35	(d)
3.08		0.45		0.47		3.05		588,150	64
5.88		0.45		0.46		3.07		507,797	66
2.50		0.45		0.46		2.34		517,459	59
(5.55)		0.45		0.46		1.30		563,762	43
1.46		0.45		0.45		1.13		206,551	26

See Notes to Financial Statements.	233

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2026(d)	$10.25	$0.18	$(0.04)	$0.14	$(0.18)	$10.21
9/30/2025	10.39	0.35	(0.15)	0.20	(0.34)	10.25
9/30/2024	9.76	0.32	0.63	0.95	(0.32)	10.39
9/30/2023	9.71	0.27	0.05	0.32	(0.27)	9.76
9/30/2022	11.33	0.23	(1.63)	(1.40)	(0.22)	9.71
9/30/2021	11.11	0.24	0.22	0.46	(0.24)	11.33
Class C
3/31/2026(d)	10.24	0.15	(0.04)	0.11	(0.15)	10.20
9/30/2025	10.37	0.28	(0.13)	0.15	(0.28)	10.24
9/30/2024	9.75	0.26	0.61	0.87	(0.25)	10.37
9/30/2023	9.70	0.21	0.05	0.26	(0.21)	9.75
9/30/2022	11.32	0.16	(1.62)	(1.46)	(0.16)	9.70
9/30/2021	11.10	0.17	0.22	0.39	(0.17)	11.32
Class F
3/31/2026(d)	10.25	0.19	(0.05)	0.14	(0.18)	10.21
9/30/2025	10.38	0.36	(0.14)	0.22	(0.35)	10.25
9/30/2024	9.76	0.33	0.62	0.95	(0.33)	10.38
9/30/2023	9.71	0.28	0.05	0.33	(0.28)	9.76
9/30/2022	11.33	0.23	(1.61)	(1.38)	(0.24)	9.71
9/30/2021	11.11	0.25	0.22	0.47	(0.25)	11.33
Class F3
3/31/2026(d)	10.26	0.19	(0.05)	0.14	(0.19)	10.21
9/30/2025	10.39	0.37	(0.13)	0.24	(0.37)	10.26
9/30/2024	9.77	0.35	0.61	0.96	(0.34)	10.39
9/30/2023	9.72	0.30	0.05	0.35	(0.30)	9.77
9/30/2022	11.34	0.25	(1.62)	(1.37)	(0.25)	9.72
9/30/2021	11.12	0.27	0.22	0.49	(0.27)	11.34
Class I
3/31/2026(d)	10.25	0.19	(0.04)	0.15	(0.19)	10.21
9/30/2025	10.39	0.37	(0.15)	0.22	(0.36)	10.25
9/30/2024	9.76	0.34	0.63	0.97	(0.34)	10.39
9/30/2023	9.71	0.30	0.04	0.34	(0.29)	9.76
9/30/2022	11.33	0.25	(1.62)	(1.37)	(0.25)	9.71
9/30/2021	11.12	0.27	0.21	0.48	(0.27)	11.33

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for trust certificates issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.

234	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.34	(e)	0.71	(f)	0.70	(f)	0.71	(f)	3.51	(f)	$1,978,624	18	(e)
2.04		0.71		0.71		0.72		3.42		1,936,960	52
9.80		0.71		0.71		0.71		3.15		1,974,387	49
3.17		0.71		0.71		0.71		2.74		1,935,887	44
(12.36)		0.71		0.71		0.71		2.11		2,075,394	33
4.19		0.70		0.70		0.70		2.15		2,656,030	13

1.03	(e)	1.33	(f)	1.32	(f)	1.33	(f)	2.89	(f)	41,413	18	(e)
1.51		1.33		1.32		1.33		2.80		49,154	52
9.03		1.32		1.32		1.32		2.53		66,671	49
2.64		1.32		1.32		1.32		2.12		86,956	44
(13.02)		1.35		1.35		1.35		1.47		123,238	33
3.53		1.33		1.33		1.33		1.52		190,855	13

1.39	(e)	0.61	(f)	0.60	(f)	0.61	(f)	3.61	(f)	62,251	18	(e)
2.24		0.61		0.61		0.62		3.51		65,875	52
9.80		0.61		0.61		0.61		3.24		90,249	49
3.38		0.60		0.60		0.60		2.78		113,056	44
(12.37)		0.60		0.60		0.60		2.13		522,922	33
4.30		0.60		0.60		0.60		2.24		2,697,578	13

1.38	(e)	0.45	(f)	0.44	(f)	0.45	(f)	3.77	(f)	399,138	18	(e)
2.40		0.45		0.45		0.45		3.69		363,994	52
9.97		0.44		0.44		0.44		3.41		316,234	49
3.54		0.45		0.45		0.45		3.00		274,934	44
(12.21)		0.45		0.45		0.45		2.39		194,787	33
4.45		0.45		0.45		0.45		2.36		171,655	13

1.44	(e)	0.51	(f)	0.50	(f)	0.51	(f)	3.71	(f)	2,982,432	18	(e)
2.24		0.51		0.51		0.52		3.62		2,771,167	52
10.02		0.51		0.51		0.51		3.35		2,509,993	49
3.48		0.51		0.51		0.51		2.95		2,433,710	44
(12.28)		0.52		0.52		0.52		2.39		2,131,673	33
4.31		0.50		0.50		0.50		2.35		896,545	13

See Notes to Financial Statements.	235

Financial Highlights (continued)

NATIONAL TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)		Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2026(d)	$10.29	$0.21	$(0.09)		$0.12	$(0.20)	$10.21
9/30/2025	10.70	0.40	(0.42)		(0.02)	(0.39)	10.29
9/30/2024	9.85	0.38	0.84		1.22	(0.37)	10.70
9/30/2023	9.83	0.35	0.01	(g)	0.36	(0.34)	9.85
9/30/2022	12.06	0.30	(2.23)		(1.93)	(0.30)	9.83
9/30/2021	11.70	0.31	0.36		0.67	(0.31)	12.06
Class C
3/31/2026(d)	10.30	0.18	(0.09)		0.09	(0.17)	10.22
9/30/2025	10.71	0.34	(0.42)		(0.08)	(0.33)	10.30
9/30/2024	9.86	0.32	0.84		1.16	(0.31)	10.71
9/30/2023	9.84	0.29	0.01	(g)	0.30	(0.28)	9.86
9/30/2022	12.08	0.23	(2.24)		(2.01)	(0.23)	9.84
9/30/2021	11.71	0.23	0.37		0.60	(0.23)	12.08
Class F
3/31/2026(d)	10.28	0.21	(0.08)		0.13	(0.21)	10.20
9/30/2025	10.68	0.41	(0.41)		– (h)	(0.40)	10.28
9/30/2024	9.84	0.39	0.83		1.22	(0.38)	10.68
9/30/2023	9.82	0.35	0.02	(g)	0.37	(0.35)	9.84
9/30/2022	12.05	0.31	(2.23)		(1.92)	(0.31)	9.82
9/30/2021	11.69	0.32	0.36		0.68	(0.32)	12.05
Class F3
3/31/2026(d)	10.28	0.22	(0.08)		0.14	(0.22)	10.20
9/30/2025	10.69	0.42	(0.41)		0.01	(0.42)	10.28
9/30/2024	9.84	0.41	0.84		1.25	(0.40)	10.69
9/30/2023	9.83	0.37	0.01	(g)	0.38	(0.37)	9.84
9/30/2022	12.06	0.32	(2.23)		(1.91)	(0.32)	9.83
9/30/2021	11.69	0.34	0.37		0.71	(0.34)	12.06
Class I
3/31/2026(d)	10.28	0.22	(0.09)		0.13	(0.21)	10.20
9/30/2025	10.69	0.42	(0.42)		– (h)	(0.41)	10.28
9/30/2024	9.84	0.40	0.84		1.24	(0.39)	10.69
9/30/2023	9.83	0.37	–	(g)(h)	0.37	(0.36)	9.84
9/30/2022	12.06	0.32	(2.23)		(1.91)	(0.32)	9.83
9/30/2021	11.69	0.34	0.36		0.70	(0.33)	12.06

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for trust certificates issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the period ended September 30, 2023, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(h)	Amount less than $0.01.

236	See Notes to Financial Statements.

	Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.20 (e)	0.81	(f)	0.69	(f)	0.81	(f)	4.04	(f)	$2,629,017	17	(e)
(0.11)	0.80		0.70		0.80		3.88		2,623,832	36
12.58	0.78		0.69		0.78		3.66		2,715,060	27
3.61	0.77		0.70		0.77		3.41		2,257,591	41
(16.27)	0.71		0.70		0.71		2.66		2,235,687	40
5.77	0.70		0.70		0.70		2.58		2,925,529	18

0.88 (e)	1.44	(f)	1.32	(f)	1.44	(f)	3.41	(f)	46,376	17	(e)
(0.72)	1.42		1.32		1.42		3.25		51,316	36
11.89	1.40		1.30		1.40		3.05		63,653	27
2.97	1.40		1.33		1.40		2.78		70,892	41
(16.86)	1.35		1.34		1.35		2.01		83,743	40
5.16	1.35		1.35		1.35		1.94		135,544	18

1.25 (e)	0.71	(f)	0.59	(f)	0.71	(f)	4.14	(f)	44,409	17	(e)
0.08	0.70		0.60		0.70		3.97		49,560	36
12.60	0.68		0.59		0.68		3.76		68,624	27
3.72	0.67		0.60		0.67		3.48		79,394	41
(16.20)	0.61		0.60		0.61		2.66		222,942	40
5.88	0.60		0.60		0.60		2.68		984,235	18

1.32 (e)	0.56	(f)	0.44	(f)	0.56	(f)	4.29	(f)	549,318	17	(e)
0.14	0.55		0.45		0.55		4.13		525,782	36
12.86	0.54		0.45		0.54		3.90		499,690	27
3.75	0.53		0.46		0.53		3.65		346,879	41
(16.07)	0.47		0.46		0.47		2.91		268,560	40
6.10	0.45		0.45		0.45		2.78		288,718	18

1.30 (e)	0.61	(f)	0.49	(f)	0.61	(f)	4.24	(f)	1,544,932	17	(e)
0.09	0.60		0.50		0.60		4.08		1,553,900	36
12.81	0.58		0.49		0.58		3.85		1,412,199	27
3.72	0.57		0.50		0.57		3.63		918,301	41
(16.10)	0.52		0.51		0.52		2.99		567,725	40
6.07	0.50		0.50		0.50		2.78		209,640	18

See Notes to Financial Statements.	237

Financial Highlights (continued)

HIGH INCOME MUNICIPAL BOND FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2026(d)	$10.64	$0.27	$(0.10)	$0.17	$(0.26)	$10.55
9/30/2025	11.17	0.51	(0.54)	(0.03)	(0.50)	10.64
9/30/2024	10.12	0.49	1.04	1.53	(0.48)	11.17
9/30/2023	10.22	0.45	(0.11)	0.34	(0.44)	10.12
9/30/2022	12.91	0.39	(2.69)	(2.30)	(0.39)	10.22
9/30/2021	12.14	0.41	0.77	1.18	(0.41)	12.91
Class C
3/31/2026(d)	10.65	0.23	(0.10)	0.13	(0.23)	10.55
9/30/2025	11.17	0.45	(0.54)	(0.09)	(0.43)	10.65
9/30/2024	10.12	0.42	1.04	1.46	(0.41)	11.17
9/30/2023	10.22	0.38	(0.11)	0.27	(0.37)	10.12
9/30/2022	12.92	0.31	(2.70)	(2.39)	(0.31)	10.22
9/30/2021	12.14	0.33	0.78	1.11	(0.33)	12.92
Class F
3/31/2026(d)	10.65	0.27	(0.09)	0.18	(0.27)	10.56
9/30/2025	11.18	0.52	(0.54)	(0.02)	(0.51)	10.65
9/30/2024	10.13	0.50	1.04	1.54	(0.49)	11.18
9/30/2023	10.23	0.45	(0.10)	0.35	(0.45)	10.13
9/30/2022	12.92	0.40	(2.69)	(2.29)	(0.40)	10.23
9/30/2021	12.15	0.42	0.77	1.19	(0.42)	12.92
Class F3
3/31/2026(d)	10.62	0.28	(0.10)	0.18	(0.27)	10.53
9/30/2025	11.15	0.54	(0.54)	– (g)	(0.53)	10.62
9/30/2024	10.10	0.52	1.03	1.55	(0.50)	11.15
9/30/2023	10.20	0.47	(0.11)	0.36	(0.46)	10.10
9/30/2022	12.89	0.42	(2.70)	(2.28)	(0.41)	10.20
9/30/2021	12.12	0.44	0.77	1.21	(0.44)	12.89
Class I
3/31/2026(d)	10.62	0.28	(0.10)	0.18	(0.27)	10.53
9/30/2025	11.15	0.53	(0.54)	(0.01)	(0.52)	10.62
9/30/2024	10.10	0.51	1.04	1.55	(0.50)	11.15
9/30/2023	10.20	0.47	(0.11)	0.36	(0.46)	10.10
9/30/2022	12.89	0.42	(2.70)	(2.28)	(0.41)	10.20
9/30/2021	12.12	0.44	0.76	1.20	(0.43)	12.89

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for trust certificates issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount less than $ 0.01.

238	See Notes to Financial Statements.

	Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.59 (e)	0.87	(f)	0.75	(f)	0.87	(f)	5.02	(f)	$2,045,316	10	(e)
(0.20)	0.84		0.76		0.84		4.79		1,993,186	27
15.38	0.82		0.76		0.82		4.56		2,025,711	27
3.23	0.81		0.77		0.81		4.26		1,680,507	42
(18.19)	0.77		0.77		0.77		3.28		1,787,225	40
9.81	0.75		0.75		0.75		3.23		2,388,758	15

1.18 (e)	1.50	(f)	1.38	(f)	1.50	(f)	4.38	(f)	99,623	10	(e)
(0.73)	1.46		1.38		1.46		4.15		104,295	27
14.68	1.43		1.37		1.43		3.96		127,062	27
2.58	1.44		1.40		1.44		3.63		141,950	42
(18.78)	1.41		1.41		1.41		2.63		174,127	40
9.19	1.40		1.40		1.40		2.60		267,871	15

1.65 (e)	0.77	(f)	0.65	(f)	0.77	(f)	5.11	(f)	40,075	10	(e)
(0.10)	0.74		0.66		0.74		4.86		46,904	27
15.48	0.72		0.66		0.72		4.68		85,597	27
3.33	0.71		0.67		0.71		4.31		112,452	42
(18.09)	0.66		0.66		0.66		3.27		369,471	40
9.90	0.65		0.65		0.65		3.30		1,450,736	15

1.72 (e)	0.61	(f)	0.49	(f)	0.61	(f)	5.28	(f)	207,889	10	(e)
0.05	0.58		0.50		0.58		5.06		192,720	27
15.69	0.56		0.51		0.56		4.81		166,070	27
3.48	0.57		0.53		0.57		4.50		122,429	42
(18.01)	0.51		0.51		0.51		3.55		114,134	40
10.07	0.52		0.51		0.51		3.42		118,100	15

1.69 (e)	0.67	(f)	0.55	(f)	0.67	(f)	5.22	(f)	1,962,345	10	(e)
(0.01)	0.64		0.56		0.64		4.99		1,803,682	27
15.63	0.62		0.56		0.62		4.75		1,694,273	27
3.43	0.61		0.57		0.61		4.46		1,227,801	42
(18.06)	0.57		0.57		0.57		3.59		961,328	40
10.03	0.56		0.55		0.55		3.41		487,688	15

See Notes to Financial Statements.	239

Financial Highlights (continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2026(d)	$14.27	$0.31	$(0.15)	$0.16	$(0.30)	$14.13
9/30/2025	14.41	0.59	(0.15)	0.44	(0.58)	14.27
9/30/2024	13.79	0.59	0.59	1.18	(0.56)	14.41
9/30/2023	13.84	0.53	(0.08)	0.45	(0.50)	13.79
9/30/2022	15.88	0.34	(2.05)	(1.71)	(0.33)	13.84
9/30/2021	15.20	0.33	0.69	1.02	(0.34)	15.88
Class C
3/31/2026(d)	14.27	0.26	(0.14)	0.12	(0.25)	14.14
9/30/2025	14.41	0.50	(0.15)	0.35	(0.49)	14.27
9/30/2024	13.79	0.50	0.60	1.10	(0.48)	14.41
9/30/2023	13.84	0.43	(0.07)	0.36	(0.41)	13.79
9/30/2022	15.88	0.23	(2.04)	(1.81)	(0.23)	13.84
9/30/2021	15.20	0.23	0.68	0.91	(0.23)	15.88
Class F
3/31/2026(d)	14.27	0.32	(0.15)	0.17	(0.31)	14.13
9/30/2025	14.41	0.61	(0.16)	0.45	(0.59)	14.27
9/30/2024	13.79	0.60	0.60	1.20	(0.58)	14.41
9/30/2023	13.84	0.52	(0.05)	0.47	(0.52)	13.79
9/30/2022	15.88	0.33	(2.02)	(1.69)	(0.35)	13.84
9/30/2021	15.20	0.34	0.69	1.03	(0.35)	15.88
Class F3
3/31/2026(d)	14.27	0.33	(0.14)	0.19	(0.32)	14.14
9/30/2025	14.41	0.63	(0.16)	0.47	(0.61)	14.27
9/30/2024	13.79	0.62	0.60	1.22	(0.60)	14.41
9/30/2023	13.84	0.57	(0.08)	0.49	(0.54)	13.79
9/30/2022	15.88	0.38	(2.05)	(1.67)	(0.37)	13.84
9/30/2021	15.20	0.37	0.69	1.06	(0.38)	15.88
Class I
3/31/2026(d)	14.27	0.32	(0.15)	0.17	(0.31)	14.13
9/30/2025	14.41	0.62	(0.15)	0.47	(0.61)	14.27
9/30/2024	13.79	0.61	0.60	1.21	(0.59)	14.41
9/30/2023	13.84	0.56	(0.08)	0.48	(0.53)	13.79
9/30/2022	15.88	0.38	(2.06)	(1.68)	(0.36)	13.84
9/30/2021	15.20	0.36	0.69	1.05	(0.37)	15.88

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for trust certificates issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.

240	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.12	(e)	0.65	(f)	0.64	(f)	0.65	(f)	4.34	(f)	$806,582	19	(e)
3.13		0.66		0.65		0.69		4.19		644,762	35
8.74		0.65		0.65		0.68		4.15		409,918	38
3.27		0.66		0.66		0.71		3.73		261,115	71
(10.85)		0.70		0.70		0.77		2.27		325,756	81
6.74		0.69		0.69		0.75		2.09		409,286	14

0.85	(e)	1.32	(f)	1.31	(f)	1.32	(f)	3.67	(f)	32,404	19	(e)
2.47		1.30		1.29		1.33		3.54		27,231	35
8.08		1.26		1.26		1.29		3.55		21,802	38
2.59		1.32		1.32		1.37		3.08		19,626	71
(11.48)		1.40		1.40		1.47		1.56		21,392	81
6.03		1.36		1.36		1.43		1.43		26,412	14

1.17	(e)	0.55	(f)	0.54	(f)	0.55	(f)	4.43	(f)	8,449	19	(e)
3.23		0.56		0.55		0.59		4.28		9,937	35
8.85		0.55		0.55		0.58		4.26		12,342	38
3.36		0.57		0.57		0.62		3.72		17,573	71
(10.77)		0.60		0.60		0.66		2.18		139,299	81
6.84		0.59		0.59		0.65		2.17		495,439	14

1.24	(e)	0.40	(f)	0.39	(f)	0.40	(f)	4.59	(f)	105,961	19	(e)
3.38		0.41		0.40		0.41		4.44		82,642	35
9.03		0.39		0.39		0.42		4.41		50,999	38
3.55		0.38		0.38		0.45		4.03		35,447	71
(10.62)		0.44		0.44		0.50		2.56		28,251	81
7.02		0.43		0.42		0.49		2.31		31,122	14

1.22	(e)	0.45	(f)	0.44	(f)	0.45	(f)	4.54	(f)	1,834,468	19	(e)
3.33		0.46		0.45		0.49		4.39		1,573,863	35
8.96		0.45		0.45		0.48		4.35		1,026,063	38
3.40		0.46		0.46		0.50		3.97		566,518	71
(10.61)		0.50		0.50		0.58		2.59		362,870	81
6.95		0.50		0.49		0.55		2.28		244,728	14

See Notes to Financial Statements.	241

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2026(d)	$9.96	$0.18	$(0.06)	$0.12	$(0.18)	$9.90
9/30/2025	10.33	0.35	(0.37)	(0.02)	(0.35)	9.96
9/30/2024	9.55	0.34	0.77	1.11	(0.33)	10.33
9/30/2023	9.50	0.31	0.04	0.35	(0.30)	9.55
9/30/2022	11.61	0.26	(2.11)	(1.85)	(0.26)	9.50
9/30/2021	11.40	0.26	0.21	0.47	(0.26)	11.61
Class C
3/31/2026(d)	9.97	0.15	(0.07)	0.08	(0.15)	9.90
9/30/2025	10.34	0.29	(0.38)	(0.09)	(0.28)	9.97
9/30/2024	9.56	0.28	0.77	1.05	(0.27)	10.34
9/30/2023	9.51	0.24	0.05	0.29	(0.24)	9.56
9/30/2022	11.62	0.19	(2.11)	(1.92)	(0.19)	9.51
9/30/2021	11.41	0.19	0.21	0.40	(0.19)	11.62
Class F
3/31/2026(d)	9.96	0.19	(0.07)	0.12	(0.18)	9.90
9/30/2025	10.33	0.36	(0.37)	(0.01)	(0.36)	9.96
9/30/2024	9.55	0.35	0.77	1.12	(0.34)	10.33
9/30/2023	9.50	0.31	0.05	0.36	(0.31)	9.55
9/30/2022	11.61	0.26	(2.10)	(1.84)	(0.27)	9.50
9/30/2021	11.40	0.28	0.20	0.48	(0.27)	11.61
Class F3
3/31/2026(d)	9.96	0.19	(0.07)	0.12	(0.19)	9.89
9/30/2025	10.33	0.38	(0.38)	– (g)	(0.37)	9.96
9/30/2024	9.55	0.36	0.77	1.13	(0.35)	10.33
9/30/2023	9.50	0.33	0.04	0.37	(0.32)	9.55
9/30/2022	11.61	0.28	(2.11)	(1.83)	(0.28)	9.50
9/30/2021	11.40	0.29	0.21	0.50	(0.29)	11.61
Class I
3/31/2026(d)	9.96	0.19	(0.07)	0.12	(0.19)	9.89
9/30/2025	10.32	0.37	(0.36)	0.01	(0.37)	9.96
9/30/2024	9.54	0.36	0.77	1.13	(0.35)	10.32
9/30/2023	9.50	0.33	0.03	0.36	(0.32)	9.54
9/30/2022	11.61	0.28	(2.11)	(1.83)	(0.28)	9.50
9/30/2021	11.40	0.29	0.21	0.50	(0.29)	11.61

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for trust certificates issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount less than $0.01.

242	See Notes to Financial Statements.

	Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.19 (e)	0.82	(f)	0.77	(f)	0.82	(f)	3.66	(f)	$449,638	15	(e)
(0.17)	0.80		0.77		0.80		3.54		426,117	40
11.78	0.77		0.77		0.77		3.36		422,861	26
3.50	0.76		0.76		0.76		3.08		341,314	57
(16.10)	0.77		0.77		0.77		2.39		303,455	44
4.16	0.77		0.77		0.77		2.27		381,200	14

0.76 (e)	1.46	(f)	1.41	(f)	1.46	(f)	3.01	(f)	13,032	15	(e)
(0.80)	1.44		1.41		1.44		2.89		13,735	40
11.10	1.37		1.37		1.37		2.76		18,313	26
2.97	1.38		1.39		1.38		2.45		18,912	57
(16.70)	1.40		1.40		1.40		1.75		21,221	44
3.49	1.41		1.41		1.41		1.63		33,274	14

1.24 (e)	0.72	(f)	0.67	(f)	0.72	(f)	3.74	(f)	2,175	15	(e)
(0.07)	0.70		0.67		0.70		3.59		4,401	40
11.89	0.67		0.67		0.67		3.45		12,612	26
3.61	0.66		0.67		0.66		3.13		7,929	57
(16.02)	0.67		0.67		0.67		2.37		20,964	44
4.26	0.67		0.67		0.67		2.36		130,104	14

1.20 (e)	0.59	(f)	0.54	(f)	0.59	(f)	3.90	(f)	76,942	15	(e)
0.07	0.56		0.53		0.56		3.79		65,964	40
12.04	0.54		0.54		0.54		3.59		59,192	26
3.84	0.54		0.54		0.54		3.31		45,077	57
(16.00)	0.54		0.54		0.54		2.64		29,694	44
4.39	0.54		0.54		0.54		2.48		20,625	14

1.18 (e)	0.62	(f)	0.57	(f)	0.62	(f)	3.86	(f)	163,521	15	(e)
0.12	0.60		0.57		0.60		3.74		162,606	40
12.01	0.57		0.57		0.57		3.55		154,644	26
3.71	0.56		0.56		0.56		3.29		102,638	57
(16.02)	0.58		0.57		0.58		2.69		78,796	44
4.37	0.57		0.57		0.57		2.46		39,117	14

See Notes to Financial Statements.	243

Financial Highlights (continued)

NEW JERSEY TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period

Class A
3/31/2026(d)	$4.67	$0.08	$0.01	$0.09	$(0.08)	$4.68
9/30/2025	4.82	0.15	(0.15)	– (g)	(0.15)	4.67
9/30/2024	4.47	0.14	0.35	0.49	(0.14)	4.82
9/30/2023	4.42	0.13	0.05	0.18	(0.13)	4.47
9/30/2022	5.35	0.12	(0.93)	(0.81)	(0.12)	4.42
9/30/2021	5.18	0.12	0.17	0.29	(0.12)	5.35
Class F
3/31/2026(d)	4.68	0.08	– (g)	0.08	(0.08)	4.68
9/30/2025	4.82	0.15	(0.14)	0.01	(0.15)	4.68
9/30/2024	4.47	0.15	0.35	0.50	(0.15)	4.82
9/30/2023	4.42	0.14	0.05	0.19	(0.14)	4.47
9/30/2022	5.35	0.12	(0.93)	(0.81)	(0.12)	4.42
9/30/2021	5.18	0.12	0.17	0.29	(0.12)	5.35
Class F3
3/31/2026(d)	4.68	0.08	– (g)	0.08	(0.08)	4.68
9/30/2025	4.82	0.16	(0.14)	0.02	(0.16)	4.68
9/30/2024	4.48	0.15	0.34	0.49	(0.15)	4.82
9/30/2023	4.42	0.15	0.06	0.21	(0.15)	4.48
9/30/2022	5.35	0.13	(0.93)	(0.80)	(0.13)	4.42
9/30/2021	5.18	0.13	0.17	0.30	(0.13)	5.35
Class I
3/31/2026(d)	4.68	0.08	– (g)	0.08	(0.08)	4.68
9/30/2025	4.82	0.16	(0.14)	0.02	(0.16)	4.68
9/30/2024	4.47	0.15	0.35	0.50	(0.15)	4.82
9/30/2023	4.42	0.14	0.05	0.19	(0.14)	4.47
9/30/2022	5.35	0.13	(0.93)	(0.80)	(0.13)	4.42
9/30/2021	5.18	0.13	0.17	0.30	(0.13)	5.35

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for trust certificates issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount is less than $0.01.

244	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.84	(e)	0.84	(f)	0.82	(f)	0.85	(f)	3.27	(f)	$127,141	3	(e)
0.03		0.82		0.82		0.83		3.21		121,574	27
11.14		0.82		0.82		0.85		3.04		105,747	8
4.11		0.82		0.82		0.87		2.91		77,950	23
(15.36)		0.82		0.82		0.84		2.39		80,854	11
5.58		0.82		0.82		0.84		2.21		99,356	13

1.68	(e)	0.74	(f)	0.72	(f)	0.75	(f)	3.36	(f)	1,930	3	(e)
0.34		0.72		0.72		0.73		3.29		1,922	27
11.25		0.72		0.72		0.75		3.14		2,998	8
4.21		0.72		0.72		0.77		3.00		3,693	23
(15.28)		0.72		0.72		0.74		2.40		5,885	11
5.68		0.72		0.72		0.74		2.30		28,097	13

1.75	(e)	0.61	(f)	0.59	(f)	0.61	(f)	3.50	(f)	2,941	3	(e)
0.47		0.59		0.59		0.59		3.43		2,650	27
11.15		0.59		0.59		0.62		3.27		2,731	8
4.59		0.58		0.58		0.63		3.15		1,697	23
(15.16)		0.58		0.58		0.60		2.65		1,342	11
5.82		0.59		0.59		0.60		2.40		1,148	13

1.73	(e)	0.64	(f)	0.62	(f)	0.65	(f)	3.47	(f)	40,847	3	(e)
0.44		0.62		0.62		0.63		3.42		34,991	27
11.36		0.62		0.62		0.65		3.24		28,895	8
4.32		0.62		0.62		0.66		3.11		17,943	23
(15.19)		0.62		0.62		0.65		2.68		13,415	11
5.79		0.62		0.62		0.64		2.38		6,905	13

See Notes to Financial Statements.	245

Financial Highlights (concluded)

NEW YORK TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period

Class A
3/31/2026(d)	$10.45	$0.19	$(0.04)	$0.15	$(0.19)	$10.41
9/30/2025	10.84	0.36	(0.39)	(0.03)	(0.36)	10.45
9/30/2024	9.99	0.34	0.84	1.18	(0.33)	10.84
9/30/2023	9.90	0.31	0.09	0.40	(0.31)	9.99
9/30/2022	12.06	0.27	(2.16)	(1.89)	(0.27)	9.90
9/30/2021	11.64	0.27	0.41	0.68	(0.26)	12.06
Class C
3/31/2026(d)	10.44	0.16	(0.05)	0.11	(0.16)	10.39
9/30/2025	10.83	0.29	(0.39)	(0.10)	(0.29)	10.44
9/30/2024	9.97	0.27	0.86	1.13	(0.27)	10.83
9/30/2023	9.89	0.24	0.08	0.32	(0.24)	9.97
9/30/2022	12.04	0.20	(2.15)	(1.95)	(0.20)	9.89
9/30/2021	11.63	0.19	0.41	0.60	(0.19)	12.04
Class F
3/31/2026(d)	10.46	0.20	(0.04)	0.16	(0.20)	10.42
9/30/2025	10.85	0.37	(0.39)	(0.02)	(0.37)	10.46
9/30/2024	10.00	0.35	0.84	1.19	(0.34)	10.85
9/30/2023	9.91	0.32	0.09	0.41	(0.32)	10.00
9/30/2022	12.07	0.28	(2.16)	(1.88)	(0.28)	9.91
9/30/2021	11.66	0.28	0.41	0.69	(0.28)	12.07
Class F3
3/31/2026(d)	10.45	0.20	(0.04)	0.16	(0.20)	10.41
9/30/2025	10.85	0.39	(0.41)	(0.02)	(0.38)	10.45
9/30/2024	9.99	0.36	0.86	1.22	(0.36)	10.85
9/30/2023	9.91	0.33	0.08	0.41	(0.33)	9.99
9/30/2022	12.07	0.30	(2.17)	(1.87)	(0.29)	9.91
9/30/2021	11.65	0.29	0.42	0.71	(0.29)	12.07
Class I
3/31/2026(d)	10.45	0.20	(0.04)	0.16	(0.20)	10.41
9/30/2025	10.85	0.38	(0.40)	(0.02)	(0.38)	10.45
9/30/2024	9.99	0.36	0.85	1.21	(0.35)	10.85
9/30/2023	9.91	0.33	0.08	0.41	(0.33)	9.99
9/30/2022	12.07	0.29	(2.16)	(1.87)	(0.29)	9.91
9/30/2021	11.65	0.29	0.42	0.71	(0.29)	12.07

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for trust certificates issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.

246	See Notes to Financial Statements.

	Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.43 (e)	0.85	(f)	0.78	(f)	0.85	(f)	3.66	(f)	$407,390	15	(e)
(0.24)	0.81		0.78		0.81		3.45		411,499	29
11.96	0.78		0.78		0.78		3.17		410,877	18
3.93	0.78		0.78		0.78		2.98		303,557	24
(15.91)	0.78		0.78		0.78		2.39		322,138	23
5.90	0.77		0.77		0.77		2.20		390,194	13

1.01 (e)	1.50	(f)	1.43	(f)	1.50	(f)	3.01	(f)	13,590	15	(e)
(0.88)	1.44		1.42		1.45		2.81		14,504	29
11.29	1.39		1.39		1.39		2.56		17,497	18
3.29	1.40		1.40		1.40		2.36		17,453	24
(16.39)	1.42		1.42		1.42		1.74		20,927	23
5.13	1.42		1.42		1.42		1.56		32,845	13

1.48 (e)	0.75	(f)	0.68	(f)	0.75	(f)	3.76	(f)	9,199	15	(e)
(0.14)	0.71		0.68		0.71		3.55		8,908	29
12.07	0.68		0.68		0.68		3.27		9,768	18
4.04	0.68		0.69		0.68		3.06		6,898	24
(15.81)	0.68		0.68		0.68		2.40		19,360	23
6.00	0.67		0.67		0.67		2.30		71,401	13

1.55 (e)	0.61	(f)	0.54	(f)	0.61	(f)	3.90	(f)	6,178	15	(e)
(0.10)	0.56		0.54		0.57		3.70		6,089	29
12.33	0.54		0.54		0.54		3.41		5,526	18
4.07	0.55		0.55		0.55		3.21		2,290	24
(15.70)	0.54		0.54		0.54		2.65		2,364	23
6.14	0.54		0.54		0.54		2.41		2,071	13

1.53 (e)	0.65	(f)	0.58	(f)	0.65	(f)	3.87	(f)	154,479	15	(e)
(0.14)	0.61		0.58		0.61		3.66		143,788	29
12.29	0.58		0.58		0.58		3.37		126,889	18
4.04	0.58		0.58		0.58		3.18		87,480	24
(15.73)	0.58		0.58		0.58		2.66		70,220	23
6.11	0.57		0.57		0.57		2.38		43,385	13

See Notes to Financial Statements.	247

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following eight funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,C,F,F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,C,F,F3 and I
Lord Abbett National Tax-Free Income Fund (“National”)	A,C,F,F3 and I
Lord Abbett High Income Municipal Bond Fund (“High Income”)	A,C,F,F3 and I
Lord Abbett Short Duration High Income Municipal Bond Fund (“Short Duration High Income”)	A,C,F,F3 and I
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F,F3 and I
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F,F3 and I
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F,F3 and I

Short Duration, Intermediate, National, High Income, Short Duration High Income and California are diversified as defined in the 1940 Act. New Jersey and New York are non-diversified as defined in the 1940 Act.

The investment objective of each Fund (except for High Income and Short Duration High Income) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Income and Short Duration High Income is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3 and I shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the eighteen-month anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Funds or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years.

Basis of Preparation

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (unaudited)(continued)

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Funds is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option-adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (unaudited)(continued)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

If applicable, a summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2026 and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 shares bear their class-specific share of shareholder servicing expenses. Class A, C and F shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(c)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed each Fund’s tax positions for all open tax years and has determined that as of March 31, 2026, no liability for Federal Income tax is required in each Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

Notes to Financial Statements (unaudited)(continued)

(d)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on an accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(e)	Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of a Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates in the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of a Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to a Fund. The TOB may also be terminated without the consent of a Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of March 31, 2026, as well as the average trust certificates for the period ended March 31, 2026:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$–	–%	$–	$–
Intermediate	10,550,000	2.75%	21,235,483	10,550,000
National	224,150,000	2.20%–6.123%	434,518,654	196,331,667
High Income	172,915,000	2.20%–2.82%	313,106,064	154,025,000
Short Duration High Income	7,500,000	2.75%	15,096,315	7,500,000
California	16,000,000	2.20%–2.44%	28,810,614	13,000,000
New Jersey	1,665,000	2.75%	2,548,314	1,110,000
New York	14,500,000	2.42%–2.72%	26,862,985	12,943,333

Notes to Financial Statements (unaudited)(continued)

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. The carrying value of each Fund’s liability for trust certificates approximates its fair value.

If measured at fair value, the amounts would be level 2 in the fair value hierarchy on March 31, 2026.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to TOB transactions accounted for as secured borrowings.

(f)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, each Fund may incur a loss upon disposition of the securities.

Due to the absence of a master netting agreement related to the Funds’ participation in repurchase agreements, no offsetting disclosures have been made on behalf of the Funds.

(g)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(h)	When–Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis. Payment and delivery may take place after customary settlement period for that security.

3.	DERIVATIVE TRANSACTIONS

Derivatives–During the six months ended March 31, 2026, the Funds used derivative instruments including futures contracts in connection with their investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the

Notes to Financial Statements (unaudited)(continued)

Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.

Futures Contracts–During the six months ended March 31, 2026, the Funds listed in the tables below entered into futures contracts to manage and hedge interest rate risk associated with portfolio investments. During the six months ended March 31, 2026, the Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Net change in unrealized appreciation/(depreciation) on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedules of Investments, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore,

Notes to Financial Statements (unaudited)(continued)

the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

Summary of Derivatives Information–As of March 31, 2026, the Funds in the tables below had the following derivatives at fair value, grouped into appropriate risk categories and respective location on the Statements of Assets and Liabilities:

		National Tax Free Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts
Futures Contracts(1)	Payable, variation margin for futures contracts	$1,457,984

	Short Duration High Income Municipal Bond Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts
Futures Contracts(1)	Payable, variation margin for futures contracts	$1,799,388

		California Tax Free Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts
Futures Contracts(1)	Payable, variation margin for futures contracts	$164,609

		New Jersey Tax Free Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts
Futures Contracts(1)	Payable, variation margin for futures contracts	$71,806

		New York Tax Free Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts
Futures Contracts(1)	Payable, variation margin for futures contracts	$260,350

(1)	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

The following tables present the effect of derivatives for each Fund on the Statements of Operations for the six months ended March 31, 2026:

		National Tax Free Fund
	Statements of Operations Location	Interest Rate Contracts
Amount of Realized Gain/(Loss) on Derivatives
Futures Contracts	Net realized gain/(loss) on futures contracts	$(2,107,284)
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$ 3,013,064
Average derivatives volume calculated based on the number of contracts or notional amounts
Futures Contracts		495

	Short Duration High Income Municipal Bond Fund
	Statements of Operations Location	Interest Rate Contracts
Amount of Realized Gain/(Loss) on Derivatives
Futures Contracts	Net realized gain/(loss) on futures contracts	$(1,392,213)
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$ 2,702,721
Average derivatives volume calculated based on the number of contracts or notional amounts
Futures Contracts		752

		California Tax Free Fund
	Statements of Operations Location	Interest Rate Contracts
Amount of Realized Gain/(Loss) on Derivatives
Futures Contracts	Net realized gain/(loss) on futures contracts	$(237,086)
Amount of Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$ 339,405
Average derivatives volume calculated based on the number of contracts or notional amounts
Futures Contracts		56

Notes to Financial Statements (unaudited)(continued)

	New Jersey Tax Free Fund
	Statements of Operations Location	Interest Rate Contracts
Amount of Realized Gain/(Loss) on Derivatives
Futures Contracts	Net realized gain/(loss) on futures contracts	$(36,260)
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$98,929
Average derivatives volume calculated based on the number of contracts or notional amounts
Futures Contracts		17

	New York Tax Free Fund
	Statements of Operations Location	Interest Rate Contracts
Amount of Realized Gain/(Loss) on Derivatives
Futures Contracts	Net realized gain/(loss) on futures contracts	$(286,975)
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$456,242
Average derivatives volume calculated based on the number of contracts or notional amounts
Futures Contracts		70

4.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management fee agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee for Short Duration is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.34%
Next $3 billion	.32%
Over $5 billion	.29%

The management fee for Intermediate is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.40%
Next $3 billion	.375%
Next $5 billion	.35%
Over $10 billion	.32%

Notes to Financial Statements (unaudited)(continued)

The management fee for each of National, California, New Jersey and New York is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for High Income is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

The management fee for Short Duration High Income is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.35%
Over $1 billion	.31%

For the six months ended March 31, 2026, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Fund	Net Effective Management Fee
Short Duration	.33%
Intermediate	.38%
National	.38%
High Income	.43%
Short Duration High Income	.33%
California	.45%
New Jersey	.45%
New York	.45%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived certain fees and expenses during the six months ended March 31, 2026 for the following funds:

Fund	Amount
Intermediate	$24,068
National	22,938
High Income	19,570
California	4,205
New York	3,955

Notes to Financial Statements (unaudited)(continued)

For the six months ended March 31, 2026 and continuing through January 31, 2027, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to limit the total net annual operating expenses for each class, if applicable, excluding certain of the Funds’ expenses and interest related expenses, to the following annual rates:

	Effective February 1, 2026		Prior to February 1, 2026
	Classes		Classes
Fund	A,C,F and I	F3	A,C,F and I	F3
Short Duration	.45%	.41%	.45%	.41%
Short Duration High Income	N/A	N/A	.45%	.40%
New Jersey	.62%	.59%	.62%	.59%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C and F shares pursuant to Rule 12b-1 under the 1940 Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees	Class A	Class C(1)	Class F(2)
Service	.15%	.25%	–
Distribution	.05%	.75%	.10%

(1)	The Rule 12b-1 fee that each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held less than 1 year and .80% (.25% service fee and .55% distribution fee) of each Fund’s average daily net assets attributable to Class C shares held for 1 year or more. All Class C shareholders will bear Rule 12b-1 fees at the same rate.
(2)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds prospectus.

Class F3 and Class I shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the six months ended March 31, 2026:

	Distributor Commissions	Dealers’ Concessions
Short Duration	$11,025	$802,840
Intermediate	31,210	1,591,311
National	50,413	2,570,668
High Income	43,404	2,384,599
Short Duration High Income	11,242	1,697,162
California	5,315	647,204
New Jersey	989	126,773
New York	4,717	452,252

Notes to Financial Statements (unaudited)(continued)

The Distributor received the following amounts of CDSCs for the six months ended March 31, 2026:

	Class A	Class C
Short Duration	$36,132	$3,104
Intermediate	73,878	900
National	149,986	946
High Income	150,210	8,845
Short Duration High Income	113,057	2,756
California	68,402	750
New Jersey	7,681	–
New York	28,473	1,000

One Director and certain of the Funds’ officers have an interest in Lord Abbett.

5.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended March 31, 2026 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Short Duration Tax Free Fund	$24,191,315	$–	$–	$–	$24,191,315
Intermediate Tax Free Fund	95,903,014	–	–	–	95,903,014
National Tax Free Fund	98,330,898	–	–	–	98,330,898
High Income Municipal Bond Fund	106,228,028	–	–	–	106,228,028
Short Duration High Income Municipal Bond Fund	55,707,786	–	–	–	55,707,786
California Tax Free Fund	12,597,716	–	–	–	12,597,716
New Jersey Tax Free Fund	2,781,563	–	–	–	2,781,563
New York Tax Free Fund	10,775,691	–	–	–	10,775,691

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the period ended September 30, 2025 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Short Duration Tax Free Fund	$46,673,539	29,092	$–	$–	$46,702,631
Intermediate Tax Free Fund	174,253,626	1,192,548	–	–	175,446,174
National Tax Free Fund	179,663,887	1,135,495	–	–	180,799,382
High Income Municipal Bond Fund	193,485,905	387,881	–	–	193,873,786
Short Duration High Income Municipal Bond Fund	75,932,640	1,109,687	–	–	77,042,327
California Tax Free Fund	23,159,577	116,860	–	–	23,276,437
New Jersey Tax Free Fund	4,872,321	10,139	–	–	4,882,460
New York Tax Free Fund	19,956,524	45,378	–	–	20,001,902

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Short Duration Tax Free Fund	$(28,801,713)	$(75,308,862)	$(104,110,575)
Intermediate Tax Free Fund	(166,316,349)	(273,045,185)	(439,361,534)
National Tax Free Fund	(176,411,136)	(263,453,073)	(439,864,209)
High Income Municipal Bond Fund	(222,395,803)	(438,086,500)	(660,482,303)
Short Duration High Income Municipal Bond Fund	(75,376,889)	(58,121,676)	(133,498,565)
California Tax Free Fund	(13,845,331)	(32,893,572)	(46,738,903)
New Jersey Tax Free Fund	(685,104)	(4,048,873)	(4,733,977)
New York Tax Free Fund	(9,148,600)	(17,257,054)	(26,405,654)

As of March 31, 2026, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of accretion on market discount, tender option bond trusts, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short Duration Tax Free Fund	$1,736,635,606	$7,751,712	$(7,712,187)	$39,525
Intermediate Tax Free Fund	5,470,908,082	68,697,751	(61,153,004)	7,544,747
National Tax Free Fund	4,681,661,869	239,607,574	(109,782,525)	129,825,049
High Income Municipal Bond Fund	4,299,916,238	79,658,619	(77,480,545)	2,178,074
Short Duration High Income Municipal Bond Fund	2,781,605,543	36,653,388	(29,716,352)	6,937,036
California Tax Free Fund	711,867,516	6,376,570	(6,738,149)	(361,579)
New Jersey Tax Free Fund	175,133,899	1,335,989	(5,707,054)	(4,371,065)
New York Tax Free Fund	597,700,473	3,855,790	(14,462,152)	(10,606,362)

Notes to Financial Statements (unaudited)(continued)

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2026 were as follows:

	U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
Short Duration	$–	$609,495,238	$–	$484,188,475
Intermediate	–	1,391,860,825	–	960,008,468
National	–	985,687,267	44,810	823,812,634
High Income	–	702,862,439	–	426,907,414
Short Duration High Income	–	983,494,739	–	468,862,833
California	–	159,413,242	–	101,950,267
New Jersey	–	19,171,819	–	5,332,653
New York	–	110,962,447	–	90,802,503

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statements of Operations and in Directors’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended March 31, 2026, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.675 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended March 31, 2026, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Interest associated with these credit facilities is charged to each Fund based on its borrowings generally at an amount above the Federal Funds rate or at the negotiated rate for swing line loans. In addition, there is a fee computed at an annual rate of 0.20% on the daily unused portion of the Syndicated Facility which is allocated among the Participating Funds at the end of each quarter. There is no fee associated with the unused portion of the Bilateral Facility.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

Notes to Financial Statements (unaudited)(continued)

For the six months ended March 31, 2026, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended March 31, 2026, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Funds’ custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2026, the Funds did not have any securities on loan.

12.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, each Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk. During periods of falling interest rates, a Fund’s investments may gain value; however,

Notes to Financial Statements (unaudited)(continued)

because Short Duration and Short Duration High Income typically invest in shorter term bonds, those Funds are subject to the risk that they will underperform funds invested in longer-term bonds during such periods.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, credit risk, defaulted bonds risk (High Income and Short Duration High Income only), derivatives risk, distressed debt risk (High Income and Short Duration High Income only), extension risk, fixed income securities risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, market disruption and geopolitical risk, municipal securities risk, short duration risk (Short Duration and Short Duration High Income only), state and territory risks, taxability risk and zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds risk (all Funds except Short Duration, Intermediate, and Short Duration High Income). Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Income, Short Duration High Income and, to a lesser extent, other Funds invest a portion of its assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to a Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid and more volatile than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

New Jersey and New York are non-diversified, which means that they may invest a greater portion of their assets in a single issuer than a diversified fund. Thus, they may be exposed to greater risk.

Because each of California, New Jersey, and New York focuses on a particular state or territory, the Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, National, High Income and Short Duration High Income), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest in private activity bonds (sometimes called “AMT paper”). The credit quality of AMT paper usually is directly related to the credit standing of the private user of the facilities.

National, High Income, Short Duration High Income, California and, to a lesser extent, other Funds may invest in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security. Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

Notes to Financial Statements (unaudited)(continued)

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, TOB Residuals and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to a Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of a Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of each Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments and negatively impact each Fund’s performance and your investment in each Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Short Duration	Six Months Ended March 31, 2026 (unaudited	)	Year Ended September 30, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	9,195,372	$139,815,841	14,799,742	$223,433,715
Reinvestment of distributions	635,943	9,664,838	1,236,869	18,677,049
Shares reacquired	(7,736,364)	(117,664,330)	(16,548,578)	(249,883,085)
Increase (decrease)	2,094,951	$31,816,349	(511,967)	$(7,772,321)

Class C Shares
Shares sold	65,049	$989,544	294,918	$4,452,513
Reinvestment of distributions	9,682	147,152	20,539	310,114
Shares reacquired	(147,978)	(2,251,786)	(312,340)	(4,716,888)
Increase (decrease)	(73,247)	$(1,115,090)	3,117	$45,739

Notes to Financial Statements (unaudited)(continued)

Short Duration	Six Months Ended March 31, 2026 (unaudited	)	Year Ended September 30, 2025
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	68,960	$1,050,003	117,335	$1,771,414
Reinvestment of distributions	16,618	252,606	39,667	598,988
Shares reacquired	(189,925)	(2,887,458)	(631,981)	(9,539,641)
Decrease	(104,347)	$(1,584,849)	(474,979)	$(7,169,239)

Class F3 Shares
Shares sold	2,940,609	$44,746,976	5,838,974	$88,145,019
Reinvestment of distributions	178,254	2,710,819	320,226	4,837,590
Shares reacquired	(2,303,767)	(35,040,239)	(4,875,931)	(73,613,010)
Increase	815,096	$12,417,556	1,283,269	$19,369,599

Class I Shares
Shares sold	8,813,142	$134,046,719	21,967,501	$331,333,157
Reinvestment of distributions	419,997	6,385,759	789,418	11,923,634
Shares reacquired	(6,451,807)	(98,089,654)	(17,466,874)	(263,931,305)
Increase	2,781,332	$42,342,824	5,290,045	$79,325,486

Intermediate	Six Months Ended March 31, 2026 (unaudited	)	Year Ended September 30, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	22,746,106	$235,268,261	37,580,226	$381,920,530
Reinvestment of distributions	2,925,769	30,286,152	5,650,611	57,409,080
Shares reacquired	(20,838,075)	(215,455,475)	(44,336,168)	(450,341,861)
Increase (decrease)	4,833,800	$50,098,938	(1,105,331)	$(11,012,251)

Class C Shares
Shares sold	367,561	$3,802,690	655,894	$6,659,454
Reinvestment of distributions	52,794	545,865	128,853	1,308,056
Shares reacquired	(1,160,382)	(11,982,762)	(2,409,774)	(24,487,484)
Decrease	(740,027)	$(7,634,207)	(1,625,027)	$(16,519,974)

Class F Shares
Shares sold	377,673	$3,914,060	705,932	$7,182,471
Reinvestment of distributions	95,680	989,903	228,662	2,323,523
Shares reacquired	(802,753)	(8,294,300)	(3,197,122)	(32,485,168)
Decrease	(329,400)	$(3,390,337)	(2,262,528)	$(22,979,174)

Class F3 Shares
Shares sold	6,598,359	$68,200,674	14,437,855	$146,589,395
Reinvestment of distributions	523,658	5,422,339	886,037	9,004,432
Shares reacquired	(3,539,841)	(36,579,602)	(10,259,253)	(103,991,783)
Increase	3,582,176	$37,043,411	5,064,639	$51,602,044

Notes to Financial Statements (unaudited)(continued)

Intermediate	Six Months Ended March 31, 2026 (unaudited	)	Year Ended September 30, 2025
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	58,097,144	$601,706,234	111,887,495	$1,138,309,222
Reinvestment of distributions	3,354,651	34,725,464	6,166,678	62,653,026
Shares reacquired	(39,681,531)	(410,505,097)	(89,342,533)	(906,858,486)
Increase	21,770,264	$225,926,601	28,711,640	$294,103,762

National	Six Months Ended March 31, 2026 (unaudited	)	Year Ended September 30, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	31,763,805	$328,600,154	55,999,329	$577,167,311
Reinvestment of distributions	4,782,651	49,473,474	9,250,843	95,079,385
Shares reacquired	(33,973,041)	(351,153,999)	(64,112,266)	(657,348,097)
Increase	2,573,415	$26,919,629	1,137,906	$14,898,599

Class C Shares
Shares sold	449,167	$4,648,476	976,486	$10,065,822
Reinvestment of distributions	70,961	734,833	156,520	1,611,595
Shares reacquired	(963,232)	(9,962,972)	(2,096,477)	(21,579,466)
Decrease	(443,104)	$(4,579,663)	(963,471)	$(9,902,049)

Class F Shares
Shares sold	367,023	$3,782,991	927,841	$9,480,410
Reinvestment of distributions	85,456	883,035	200,692	2,062,900
Shares reacquired	(918,617)	(9,484,747)	(2,730,103)	(28,188,755)
Decrease	(466,138)	$(4,818,721)	(1,601,570)	$(16,645,445)

Class F3 Shares
Shares sold	9,416,275	$97,308,435	22,098,250	$226,697,932
Reinvestment of distributions	1,104,796	11,422,479	2,037,332	20,918,268
Shares reacquired	(7,800,244)	(80,540,743)	(19,756,528)	(201,117,656)
Increase	2,720,827	$28,190,171	4,379,054	$46,498,544

Class I Shares
Shares sold	29,978,185	$309,850,151	81,160,667	$831,628,594
Reinvestment of distributions	2,550,401	26,364,383	4,553,522	46,756,136
Shares reacquired	(32,182,483)	(332,821,866)	(66,722,478)	(682,287,020)
Increase	346,103	$3,392,668	18,991,711	$196,097,710

High Income	Six Months Ended March 31, 2026 (unaudited	)	Year Ended September 30, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	33,066,004	$352,814,743	49,089,142	$527,883,365
Reinvestment of distributions	4,355,278	46,495,408	8,046,057	86,238,823
Shares reacquired	(30,796,436)	(328,240,098)	(51,239,224)	(548,601,333)
Increase	6,624,846	$71,070,053	5,895,975	$65,520,855

Notes to Financial Statements (unaudited)(continued)

High Income	Six Months Ended March 31, 2026 (unaudited	)	Year Ended September 30, 2025
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	1,369,960	$14,611,590	1,985,684	$21,446,129
Reinvestment of distributions	194,033	2,071,530	407,308	4,372,035
Shares reacquired	(1,918,581)	(20,467,110)	(3,970,288)	(42,619,100)
Decrease	(354,588)	$(3,783,990)	(1,577,296)	$(16,800,936)

Class F Shares
Shares sold	251,905	$2,688,899	632,246	$6,842,422
Reinvestment of distributions	94,634	1,011,097	273,367	2,947,322
Shares reacquired	(953,739)	(10,176,991)	(4,160,731)	(45,189,908)
Decrease	(607,200)	$(6,476,995)	(3,255,118)	$(35,400,164)

Class F3 Shares
Shares sold	4,311,577	$45,921,321	9,230,918	$98,759,639
Reinvestment of distributions	483,359	5,149,586	825,848	8,827,769
Shares reacquired	(3,191,112)	(33,953,040)	(6,813,292)	(72,304,395)
Increase	1,603,824	$17,117,867	3,243,474	$35,283,013

Class I Shares
Shares sold	48,245,618	$513,666,647	84,297,417	$899,663,469
Reinvestment of distributions	3,997,830	42,598,509	6,900,134	73,802,323
Shares reacquired	(35,646,820)	(379,252,887)	(73,398,326)	(779,091,923)
Increase	16,596,628	$177,012,269	17,799,225	$194,373,869

Short Duration High Income	Six Months Ended March 31, 2026 (unaudited	)	Year Ended September 30, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	18,720,561	$267,368,836	23,638,682	$335,846,677
Reinvestment of distributions	981,316	14,010,613	1,350,357	19,168,983
Shares reacquired	(7,828,660)	(111,862,586)	(8,241,113)	(117,022,778)
Increase	11,873,217	$169,516,863	16,747,926	$237,992,882

Class C Shares
Shares sold	554,777	$7,916,709	850,300	$12,075,137
Reinvestment of distributions	35,235	503,141	54,236	770,292
Shares reacquired	(206,143)	(2,945,223)	(508,807)	(7,227,175)
Increase	383,869	$5,474,627	395,729	$5,618,254

Class F Shares
Shares sold	14,162	$202,383	172,253	$2,455,010
Reinvestment of distributions	13,415	191,533	33,160	471,098
Shares reacquired	(126,266)	(1,799,960)	(365,393)	(5,201,075)
Decrease	(98,689)	$(1,406,044)	(159,980)	$(2,274,967)

Notes to Financial Statements (unaudited)(continued)

Short Duration High Income	Six Months Ended March 31, 2026 (unaudited	)	Year Ended September 30, 2025
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	2,300,094	$32,896,688	3,384,543	$48,008,763
Reinvestment of distributions	145,846	2,082,118	199,853	2,837,021
Shares reacquired	(741,846)	(10,595,967)	(1,331,003)	(18,844,579)
Increase	1,704,094	$24,382,839	2,253,393	$32,001,205

Class I Shares
Shares sold	41,653,926	$594,982,321	72,462,040	$1,026,651,792
Reinvestment of distributions	2,447,519	34,943,986	3,421,559	48,576,738
Shares reacquired	(24,627,492)	(351,387,976)	(36,770,892)	(521,107,430)
Increase	19,473,953	$278,538,331	39,112,707	$554,121,100

California	Six Months Ended March 31, 2026 (unaudited	)	Year Ended September 30, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,334,738	$83,676,046	11,263,162	$111,891,094
Reinvestment of distributions	732,962	7,362,058	1,375,163	13,654,974
Shares reacquired	(6,408,111)	(64,314,955)	(10,796,840)	(106,697,830)
Increase	2,659,589	$26,723,149	1,841,485	$18,848,238

Class C Shares
Shares sold	201,471	$2,019,245	283,567	$2,849,705
Reinvestment of distributions	17,327	174,088	41,761	415,490
Shares reacquired	(280,688)	(2,820,762)	(719,041)	(7,151,727)
Decrease	(61,890)	$(627,429)	(393,713)	$(3,886,532)

Class F Shares
Shares sold	1,787	$17,946	260,861	$2,623,507
Reinvestment of distributions	4,724	47,468	27,801	278,243
Shares reacquired	(228,458)	(2,288,950)	(1,067,667)	(10,566,218)
Decrease	(221,947)	$(2,223,536)	(779,005)	$(7,664,468)

Class F3 Shares
Shares sold	1,695,606	$17,014,164	2,946,930	$29,120,614
Reinvestment of distributions	136,472	1,369,731	232,860	2,309,938
Shares reacquired	(678,813)	(6,808,795)	(2,287,867)	(22,501,449)
Increase	1,153,265	$11,575,100	891,923	$8,929,103

Class I Shares
Shares sold	3,422,359	$34,315,693	7,191,395	$71,172,005
Reinvestment of distributions	257,544	2,584,790	484,318	4,803,460
Shares reacquired	(3,479,375)	(34,873,436)	(6,322,416)	(62,452,478)
Increase	200,528	$2,027,047	1,353,297	$13,522,987

Notes to Financial Statements (unaudited)(continued)

New Jersey	Six Months Ended March 31, 2026 (unaudited	)	Year Ended September 30, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,599,713	$16,991,649	8,768,471	$40,899,794
Reinvestment of distributions	358,101	1,693,832	638,611	2,966,444
Shares reacquired	(2,792,400)	(13,192,051)	(5,349,747)	(24,859,321)
Increase	1,165,414	$5,493,430	4,057,335	$19,006,917

Class F Shares
Shares sold	22,137	$103,951	35,325	$164,873
Reinvestment of distributions	6,333	29,964	16,448	76,621
Shares reacquired	(27,190)	(128,509)	(262,752)	(1,222,745)
Increase (decrease)	1,280	$5,406	(210,979)	$(981,251)

Class F3 Shares
Shares sold	162,296	$770,110	160,001	$738,339
Reinvestment of distributions	9,788	46,309	18,719	87,215
Shares reacquired	(110,382)	(521,683)	(178,647)	(822,640)
Increase	61,702	$294,736	73	$2,914

Class I Shares
Shares sold	1,883,119	$8,919,561	3,930,259	$18,280,919
Reinvestment of distributions	106,275	502,824	182,427	848,071
Shares reacquired	(745,464)	(3,524,073)	(2,625,928)	(12,068,877)
Increase	1,243,930	$5,898,312	1,486,758	$7,060,113

New York	Six Months Ended March 31, 2026 (unaudited	)	Year Ended September 30, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,759,550	$60,588,627	9,906,433	$103,984,068
Reinvestment of distributions	641,561	6,752,025	1,211,439	12,641,721
Shares reacquired	(6,634,204)	(69,743,583)	(9,630,274)	(100,515,620)
Increase (decrease)	(233,093)	$(2,402,931)	1,487,598	$16,110,169

Class C Shares
Shares sold	215,178	$2,256,797	376,605	$3,955,501
Reinvestment of distributions	19,638	206,436	39,458	411,444
Shares reacquired	(317,091)	(3,325,156)	(641,952)	(6,672,907)
Decrease	(82,275)	$(861,923)	(225,889)	$(2,305,962)

Class F Shares
Shares sold	105,849	$1,111,326	158,258	$1,661,840
Reinvestment of distributions	14,405	151,749	27,020	282,205
Shares reacquired	(88,766)	(933,352)	(233,625)	(2,479,044)
Increase (decrease)	31,488	$329,723	(48,347)	$(534,999)

Notes to Financial Statements (unaudited)(concluded)

New York	Six Months Ended March 31, 2026 (unaudited	)	Year Ended September 30, 2025
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	59,244	$623,393	200,514	$2,090,912
Reinvestment of distributions	11,335	119,310	20,499	213,877
Shares reacquired	(59,624)	(627,547)	(147,882)	(1,526,701)
Increase	10,955	$115,156	73,131	$778,088

Class I Shares
Shares sold	2,728,383	$28,699,691	7,655,681	$80,051,814
Reinvestment of distributions	232,034	2,442,693	411,861	4,296,152
Shares reacquired	(1,877,007)	(19,729,659)	(6,010,243)	(62,398,355)
Increase	1,083,410	$11,412,725	2,057,299	$21,949,611

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in Directors Remuneration under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

Lord Abbett Municipal Income Fund, Inc.

(Lord Abbett California Tax Free Fund, Lord Abbett High Income Municipal Bond Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett National Tax Free Fund, Lord Abbett New Jersey Tax Free Fund, Lord Abbett New York Tax Free Fund, Lord Abbett Short Duration High Income Municipal Bond Fund, and Lord Abbett Short Duration Tax Free Fund)

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) for each Fund, information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, risk oversight and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2025. As to California Tax Free Fund and National Tax Free Fund, the Board observed that each Fund’s investment performance was above the median of its performance peer group for the three- and ten-year periods, but below the median of its performance peer group for the one- and five-year periods. As to High Income Municipal Bond Fund, the Board observed that the Fund’s investment performance was above the median of its performance peer group for the one-, three- and ten-year periods, but below the median of its performance peer group for the five-year period. As to New York Tax Free Fund, the Board observed that the Fund’s investment performance was above the median of its performance peer group for the three-, five- and ten-year periods, but below the median of its performance peer group for the one-year period. As to Short Duration Tax Free Fund, the Board observed that the Fund’s investment performance was below the median of its performance peer group for the one-, three-, five- and ten-year periods. As to New Jersey Tax Free Fund, the Board observed that the Fund’s investment performance was above the median of its performance peer group for the ten-year period, but below the median of its performance peer group for the one-, three- and five-year periods. As to Intermediate Tax Free Fund, the Board observed that the Fund’s investment performance was above the median of its performance peer group for the one- and three-year periods, but below the median of its performance peer group for the five- and ten-year periods. As to Short Duration High Income Municipal Bond Fund, the Board observed that the Fund’s investment performance was above the median of its performance peer group for the one- and three- year periods, below the median of its performance peer group for the five-year period, and equal to the median of its performance peer group for the ten-year period. In each case, the Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and strategy, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of High Income Municipal Bond Fund, Short Duration High Income Municipal Bond Fund, New York Tax Free Fund and California Tax Free Fund, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. As to each of Intermediate Tax Free Fund and New Jersey Tax Free Fund, the Board observed that the net total expense ratio of the Fund was the same as the median of the expense peer group. As to each of National Tax Free Fund and Short Duration Tax Free Fund, the Board observed that the net total expense ratio of the Fund was above the median of the expense peer group. As to each of High Income Municipal Bond Fund, National Tax Free Fund, New Jersey Tax Free Fund and Short Duration High Income Municipal Bond Fund, the Board observed that the actual management fee was below the median of the expense peer group. As to each of California Tax Free Fund, New York Tax Free Fund and Short Duration Tax Free Fund, the Board observed that the actual management fee was the same as the median of the expense peer group. As to Intermediate Tax Free Fund, the Board observed that the actual management fee was above the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for each Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including the administrative services it provides to the Fund, and reviewed Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from any such economies of scale, and whether, where applicable, there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, with one or more contractual breakpoints in the level of management fee, and, with respect to each of Short Duration Tax Free Fund and New Jersey Tax Free Fund, the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions, including transactions on behalf of the Funds.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett National Tax-Free Income Fund

Lord Abbett High Income Municipal Bond Fund

Lord Abbett Short Duration High Income Municipal Bond Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

LATFI-3 (05/26)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders. Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Financial Officer and Senior Financial Officers is attached hereto as part of EX-99. CODEETH.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: May 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: May 28, 2026

	By:	/s/ Gina Andes
Gina Andes
Assistant Treasurer
(Interim Principal Financial Officer)

Date: May 28, 2026